     As filed with the Securities and Exchange Commission on April 28, 2004

                                                  Commission File Nos. 333-22375
                                                                        811-3199

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
               Pre-Effective Amendment No.                                  [ ]
               Post-Effective Amendment No. 14                              [X]

          and

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]
               Amendment No. 98                                             [X]

                    KILICO Variable Annuity Separate Account
                           (Exact Name of Registrant)
                     Kemper Investors Life Insurance Company
                           (Name of Insurance Company)

          1400 American Lane, Schaumburg, Illinois                     60196
(Address of Insurance Company's Principal Executive Offices)        (Zip Code)

 Insurance Company's Telephone Number, including Area Code:       (847) 605-6120

                             Debra P. Rezabek, Esq.
                               1400 American Lane
                           Schaumburg, Illinois 60196
                     (Name and Address of Agent for Service)

                                   Copies To:

            Frank Julian, Esq.                       Joan E. Boros, Esq.
   Federal Kemper Life Assurance Company         Christopher S. Petito, Esq.
           1600 McConnor Parkway                       Jorden Burt LLP
     Schaumburg Illinois 60196-6801          1025 Thomas Jefferson Street, N.W.
                                                        Suite 400E
                                                   Washington, D.C. 20007

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

     It is proposed that this filing will become effective (check appropriate box)
        [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
        [X] on April 30, 2004 at the close of business pursuant to paragraph (b)
            of Rule 485
        [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

     Title of Securities Being Registered:

Variable portion of individual and group variable, fixed and market value adjusted deferred annuity contracts.

                                EXPLANATORY NOTE

This amendment to the registration statement on Form N-4 includes two prospectuses describing Individual and Group Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts which are substantially identical, except that the Contract described in the second prospectus makes available to Contract owners different investment subaccounts of Registrant than does the Contract described in the original prospectus.

                              CROSS-REFERENCE SHEET
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                       Registration Statement on Form N-4

N-4 Item                                                                   Location In Prospectus
--------                                                                   ----------------------
Part A
         Item 1.    Cover Page..........................................   Cover Page
         Item 2.    Definitions.........................................   Definitions
         Item 3.    Synopsis............................................   Summary; Summary of Expenses; Example
         Item 4.    Condensed Financial Information.....................   Condensed Financial Information
         Item 5.    General Description of Registrant,
                       Depositor and Portfolio Companies................   KILICO, the MVA  Option, the Separate Account and the
                                                                              Funds; Fixed Account Option; Voting Rights
         Item 6.    Deductions..........................................   Contract Charges and Expenses
         Item 7.    General Description of Variable Annuity Contracts...   The Contracts
         Item 8.    Annuity Period......................................   The Annuity Period
         Item 9.    Death Benefit.......................................   The Annuity Period; The Accumulation Period
         Item 10.   Purchases and Contract Value........................   KILICO, the MVA Option, the Separate Account and the
                                                                              Funds; The Contracts
         Item 11.   Redemptions.........................................   The Contracts; The Accumulation Period
         Item 12.   Taxes...............................................   Federal Income Taxes
         Item 13.   Legal Proceedings...................................   Legal Proceedings
         Item 14.   Table of Contents of the Statement of
                       Additional Information...........................   Table of Contents

Part B
         Item 15.   Cover Page..........................................   Cover Page
         Item 16.   Table of Contents...................................   Table of Contents
         Item 17.   General Information and History.....................   Not Applicable
         Item 18.   Services............................................   Services to the Separate Account
         Item 19.   Purchase of Securities Being Offered................   Not Applicable
         Item 20.   Underwriters........................................   Services to the Separate Account
         Item 21.   Calculation of Performance Data.....................   Not Applicable
         Item 22.   Annuity Payments....................................   Not Applicable
         Item 23.   Financial Statements................................   Financial Statements

Part C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this
Registration Statement.

                                PROSPECTUS FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE ADJUSTED DEFERRED ANNUITY
                                   CONTRACTS
--------------------------------------------------------------------------------
                       SCUDDER DESTINATIONS/SM/ ANNUITY
                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      and
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

   This Prospectus describes Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the "Contract") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. Depending on particular state requirements, the Contracts may be issued on a group or individual basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term "Contract" refers both to certificates and to individual annuity contracts. The Contract was available to be purchased by natural persons, or by trusts or custodial accounts which hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. The Contract is currently not being issued.


   You may allocate Purchase Payments to one or more of the variable options or the Fixed Account Option, or the Market Value Adjustment ("MVA") option in states where a MVA is authorized. The availability of the Fixed Account Option and the MVA Option may be restricted in some states. The Contract currently offers 39 investment options, each of which is a Subaccount of KILICO Variable Annuity Separate Account. Currently, you may choose among the following Portfolios or Funds:



..  AIM Variable Insurance Funds (formerly INVESCO Variable Investment Funds,
   Inc.)(Series I Shares):


..  INVESCO VIF--Utilities Fund

..  The Alger American Fund (Class O Shares):
..  Alger American Balanced Portfolio
..  Alger American Leveraged AllCap Portfolio
..  Credit Suisse Trust:
..  Credit Suisse Trust-Emerging Markets Portfolio
..  Credit Suisse Trust-Global Post-Venture Capital Portfolio
..  Dreyfus Investment Portfolios (Initial Share Class):
..  MidCap Stock Portfolio ("Dreyfus IP MidCap Stock Portfolio")
..  The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)


..  Scudder Variable Series I (Class A Shares):
..  Scudder 21st Century Growth
..  Scudder Capital Growth
..  Scudder Global Discovery
..  Scudder Growth and Income
..  Scudder Health Sciences
..  Scudder International
..  Scudder Variable Series II (Class A Shares):
..  Scudder Aggressive Growth
..  Scudder Blue Chip

..  Scudder Large Cap Value (formerly Scudder Contrarian Value)


..  Scudder Fixed Income

..  Scudder Global Blue Chip

..  Scudder Government & Agency Securities (formerly Scudder Government
   Securities)

..  Scudder Growth

..  Scudder High Income


..  Scudder International Select Equity

..  Scudder Money Market
..  Scudder Small Cap Growth
..  Scudder Strategic Income
..  Scudder Technology Growth
..  Scudder Total Return
..  SVS Davis Venture Value
..  SVS Dreman Financial Services
..  SVS Dreman High Return Equity
..  SVS Dreman Small Cap Value
..  SVS Eagle Focused Large Cap Growth
..  SVS Focus Value+Growth
..  SVS Index 500
..  SVS INVESCO Dynamic Growth
..  SVS Janus Growth And Income
..  SVS Janus Growth Opportunities
..  SVS Oak Strategic Equity
..  SVS Turner Mid Cap Growth




   Subaccounts, Portfolios and Funds may be added or deleted in the future. Contract Values allocated to any of the Subaccounts vary, reflecting the investment experience of the selected Subaccounts. Contract Values allocated to the Fixed Account or one or more Guarantee Periods of the Market Value Adjustment Option accumulate on a fixed basis.


   The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

   This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference in this Prospectus. You may obtain a free copy by writing us at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or calling 1-800-621-5001. A table of contents
for the SAI appears on page    You may also find this Prospectus and other
information about the Separate Account required to be filed with the Securities and Exchange Commission ("SEC") at the SEC's web site at http://www.sec.gov.



   The date of this Prospectus is May 1, 2004.


   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
================================================================================


                                                                                            Page
                                                                                            ----
DEFINITIONS................................................................................   4
SUMMARY....................................................................................   6
SUMMARY OF EXPENSES........................................................................   8
CONDENSED FINANCIAL INFORMATION............................................................  11
KILICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS.................................  15
FIXED ACCOUNT OPTION.......................................................................  20
THE CONTRACTS..............................................................................  20
CONTRACT CHARGES AND EXPENSES..............................................................  27
THE ANNUITY PERIOD.........................................................................  29
FEDERAL INCOME TAXES.......................................................................  33
DISTRIBUTION OF CONTRACTS..................................................................  39
VOTING RIGHTS..............................................................................  40
REPORTS TO CONTRACT OWNERS AND INQUIRIES...................................................  40
DOLLAR COST AVERAGING......................................................................  40
SYSTEMATIC WITHDRAWAL PLAN.................................................................  41
EXPERTS....................................................................................  41
LEGAL MATTERS..............................................................................  41
SPECIAL CONSIDERATIONS.....................................................................  41
AVAILABLE INFORMATION......................................................................  42
LEGAL PROCEEDINGS..........................................................................  42
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION.....................................  42
FINANCIAL STATEMENTS.......................................................................  42
CONTRACTS ISSUED BEFORE NOVEMBER 12, 2001..................................................  42
ANNUAL REPORTS AND OTHER DOCUMENTS.........................................................  45
APPENDIX A ILLUSTRATION OF A MARKET VALUE ADJUSTMENT.......................................  46
APPENDIX B Kemper Investors Life Insurance Company Deferred Fixed and Variable Annuity IRA,
  Roth IRA and Simple IRA Disclosure Statement.............................................  48

                                  DEFINITIONS

   The following terms as used in this Prospectus have the indicated meanings:

   Accumulated Guarantee Period Value--The sum of your Guarantee Period Values.

   Accumulation Period--The period between the Date of Issue of a Contract and the Annuity Date.

   Accumulation Unit--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

   Annuitant--The person designated to receive or who is actually receiving annuity payments and upon the continuation of whose life annuity payments involving life contingencies depend.

   Annuity Date--The date on which annuity payments are to commence.

   Annuity Option--One of several forms in which annuity payments can be made.

   Annuity Period--The period starting on the Annuity Date.

   Annuity Unit--A unit of measurement used to determine the amount of Variable Annuity payments.

   Beneficiary--The person designated to receive any benefits under a Contract upon the death of the Annuitant or the Owner prior to the Annuity Period.


   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company. Our home office is located at 1400 American Lane, Schaumburg, Illinois 60196. For Contract services, you may write to us at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.


   Contract--A Variable, Fixed and Market Value Adjusted Annuity Contract offered on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.

   Contract Value--The sum of the values of your Separate Account Contract Value, Accumulated Guarantee Period Value and Fixed Account Contract Value.

   Contract Year--Period between anniversaries of the Contract's Date of Issue.

   Contract Quarter--Periods between quarterly anniversaries of the Contract's Date of Issue.

   Contribution Year--Each one year period following the date a Purchase Payment is made.

   Date of Issue--The date on which the first Contract Year commences.

   Fixed Account--The General Account of KILICO to which you may allocate all or a portion of Purchase Payments or Contract Value. We guarantee a minimum rate of interest on Purchase Payments allocated to the Fixed Account.

   Fixed Account Contract Value--The value of your Contract interest in the Fixed Account.

   Fixed Annuity--An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.


   Fund or Funds--AIM Variable Insurance Funds (formerly INVESCO Variable Investment Funds, Inc.), The Alger American Fund, Credit Suisse Trust, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Scudder Variable Series I and Scudder Variable Series II, including any Portfolios thereunder.


   General Account--All our assets other than those allocated to any separate account.

   Guaranteed Interest Rate--The rate of interest we establish for a given Guarantee Period.

   Guarantee Period--The time when an amount is credited with a Guaranteed Interest Rate. Guarantee Period options may range from one to ten years, at our option.

   Guarantee Period Value--The value of your Contract interest in a Guarantee Period is the sum of your: (1) Purchase Payment allocated or amount transferred to a Guarantee Period; plus (2) interest credited; minus (3) withdrawals, previously assessed Withdrawal Charges and transfers; and (4) as adjusted for any applicable Market Value Adjustment previously made.

   Market Adjusted Value--A Guarantee Period Value adjusted by the market value adjustment formula on any date prior to the end of a Guarantee Period.

   Market Value Adjustment--An adjustment of values under a Guarantee Period in accordance with the market value adjustment formula prior to the end of that Guarantee Period. The adjustment reflects the change in the value of the Guarantee Period Value due to changes in interest rates since the date the Guarantee Period commenced. The adjustment is computed using the market value adjustment formula stated in the Contract.

   Non-Qualified Plan Contract--A Contract which does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Owner ("you", "your", "yours")--The person designated in the Contract as having the privileges of ownership defined in the Contract.

   Portfolio--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to herein as a Fund.

   Purchase Payments--Amounts paid to us by you or on your behalf.

   Qualified Plan Contract--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Separate Account--The KILICO Variable Annuity Separate Account.

   Separate Account Contract Value--The sum of your Subaccount Values.

   Subaccounts--The thirty-nine subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios or Funds.

   Subaccount Value--The value of your interest in each Subaccount.

   Unitholder--The person holding the voting rights with respect to an Accumulation or Annuity Unit.

   Valuation Date--Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

   Valuation Period--The interval of time between two consecutive Valuation
Dates.

   Variable Annuity--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

   Withdrawal Charge--The "contingent deferred sales charge" assessed against certain withdrawals of Contract Value in the first seven Contribution Years after a Purchase Payment is made or against certain annuitizations of Contract Value in the first seven Contribution Years after a Purchase Payment is made.

   Withdrawal Value--Contract Value, plus or minus any applicable Market Value Adjustment, less any premium tax payable if the Contract is being annuitized, minus any Withdrawal Charge applicable to that Contract.

                                    SUMMARY

   Because this is a summary, it does not contain all of the information that may be important. Read the entire Prospectus and Contract before deciding to invest.

   The Contracts provide for investment on a tax-deferred basis and for payment of annuity benefits. Both Non-Qualified Plan and Qualified Plan Contracts are described in this Prospectus. The Contract may be purchased by natural persons, or by trusts or custodial accounts which hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval.


   The minimum initial Purchase Payment is $1,000. Subject to certain exceptions, the minimum subsequent Purchase Payment is $500. An allocation to a Subaccount, Fixed Account or Guarantee Period must be at least $500. Our prior approval is required for Purchase Payments over $1,000,000. (See "The Contracts," page 20.)



   Variable accumulations and benefits are provided by crediting Purchase Payments to one or more Subaccounts that you select. Each Subaccount invests in a corresponding Portfolio or Fund. Contract Value allocated to the Separate Account varies with the investment experience of the selected Subaccounts.



   The Fixed Account has fixed accumulations and benefits. We guarantee that Purchase Payments allocated to the Fixed Account earn not less than the minimum guaranteed rate. In our discretion, we may credit interest in excess of the minimum guaranteed rate. (See "Fixed Account Option," page 20.)



   The MVA Option also provides fixed accumulations. The MVA Option may not be available in all states. The MVA Option is only available during the Accumulation Period. You may allocate amounts to one or more Guarantee Periods. We may offer additional Guarantee Periods at our discretion. For new Contracts, we may limit the number of Guarantee Period options available to three. We credit interest daily to amounts allocated to the MVA Option. We declare the rate at our sole discretion. We guarantee amounts allocated to the MVA Option at Guaranteed Interest Rates for the Guarantee Periods you select. These guaranteed amounts are subject to any applicable Withdrawal Charge, Market Value Adjustment or Records Maintenance Charge. We will not change a Guaranteed Interest Rate for the duration of the Guarantee Period. However, Guaranteed Interest Rates for subsequent Guarantee Periods are set at our discretion. At the end of a Guarantee Period, a new Guarantee Period for the same duration starts, unless you timely elect another Guarantee Period. The interests under the Contract relating to the MVA Option are registered under the Securities Act of 1933 but are not registered under the Investment Company Act of 1940. (See "The MVA Option," page 15.)


   You bear the investment risk under the Contracts, unless Contract Values are allocated to:

      . the MVA Option and are guaranteed to receive the Guaranteed Interest Rate, subject to any Market Value Adjustment, or

      . the Fixed Account Option and are guaranteed to earn not less than the minimum guaranteed rate (see "Fixed Account Option").


   Transfers between Subaccounts are permitted before and after annuitization, subject to certain limitations. A transfer from a Guarantee Period is subject to a Market Value Adjustment unless effected within 30 days after the existing Guarantee Period ends. Restrictions apply to transfers out of the Fixed Account. (See "Transfers During the Accumulation Period" and "Transfers During the Annuity Period," pages 23 and 31, respectively.)



   You may withdraw Contract Value subject to Withdrawal Charges, any applicable Market Value Adjustment and other specified conditions. (See "Withdrawals During the Accumulation Period," page 25)


   We do not deduct sales charges from Purchase Payments. Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

      . the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

      . 10% of Contract Value. If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge.

   The Withdrawal Charge is:

      .  7% in the first Contribution Year,

      .  6% in the second Contribution Year,

      .  5% in the third and fourth Contribution Years,

      .  4% in the fifth Contribution Year,

      .  3% in the sixth Contribution Year,

      .  2% in the seventh Contribution Year, and


      .  0% in the eighth Contribution Year and thereafter.


   (See "Withdrawal Charge," page 26.) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their seventh Contribution Year or earlier, except as set forth under "Withdrawal Charge." Withdrawals may be subject to income tax, a 10% penalty tax, and other tax consequences. Withdrawals from Qualified Plan Contracts may be limited by the Internal Revenue Code (the "Code"). (See "Federal Income Taxes," page 31.)

   Contract charges include:


      .  mortality and expense risk charge,



      .  administration charge,



      .  records maintenance charge,



      .  Withdrawal Charges, and



      .  applicable state premium taxes.



   (See "Charges Against the Separate Account," page 27) In addition, the investment advisers to the Funds deduct varying charges from the assets of the Funds for which they provide investment advisory services. (See the Funds' prospectuses for such information.)



   The Contract may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. We may limit Purchase Payments under qualified plans, other than IRAs, to lump-sum rollovers and transfers. The Contract is also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. (See "Taxation of Annuities in General," page 33 and "Qualified Plans," page 36.)



   You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period will depend on the state in which the Contract is issued. However, it will be at least ten days from the date you
receive the Contract. (See "The Contracts," page   .) In addition, a special
free look period applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities.

                              SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.
State premium taxes may also be deducted.

              Contract Owner Transaction Expenses
              Sales Load Imposed on Purchases
              (as a percentage of Purchase Payments):.        None
              Maximum Withdrawal Charge/(1)/
              (as a percentage of Purchase Payments):.          7%

                                                       Withdrawal
             Year of Withdrawal after Purchase Payment   Charge
             ----------------------------------------- -----------
              First year..............................       7.00%
              Second year.............................       6.00%
              Third year..............................       5.00%
              Fourth year.............................       5.00%
              Fifth year..............................       4.00%
              Sixth year..............................       3.00%
              Seventh year............................       2.00%
              Eight years and following...............       0.00%

              Maximum Transfer Fee:................... $   25/(2)/

--------
/(1)/A Contract Owner may withdraw up to the greater of (i) the excess of Contract Value over total Purchase Payments subject to a Withdrawal Charge less prior withdrawals that were previously assessed a Withdrawal Charge and (ii) 10% of the Contract Value in any Contract Year without assessment of any Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. See "Withdrawal Charge."

/(2)/We reserve the right to charge a fee of $25 for each transfer of Contract
     Value in excess of 12 transfers per calendar year. See "Transfers During the Accumulation Period."


   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.


    Annual Records Maintenance Charge........................... $   30/(3)/

    Separate Account Annual Expenses
    (as a percentage of average Separate Account Contract Value)
       Mortality and Expense Risk Charge/(4)/...................  1.25%
       Administration Charge/(4)/...............................  0.15%
                                                                 ======
       Total Separate Account Annual Expenses...................  1.40%
                                                                 ======

--------
/(3)/The records maintenance charge applies to Contracts with Contract Value less than $50,000 on the date of assessment. In certain circumstances we may reduce or waive the annual records maintenance charge. See "Records Maintenance Charge."

/(4)/Scudder Money Market Subaccount #2 is the only Subaccount not subject to this charge.


   The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                                                                          Minimum --  Maximum
Total Annual Fund Operating Expenses/(5)/ (expenses that are deducted from Funds assets, including management fees, distribution and/or service
(12b-1) fees, and other expenses, prior to any fee waivers or expense
reimbursements)                                                            .49%   --   1.81%

--------

/(5)/The expenses shown are for the year ended December 31, 2003, and do not reflect any fee waivers or expense reimbursements.

   The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2005. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.49% and 1.48%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


   THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLE
--------------------------------------------------------------------------------

   This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.


   The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.


   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    (1)If you surrender or annuitize your Contract at the end of the applicable time period:


         1 year                     3 years                    5 years                   10 years
         ------                     -------                    -------                   --------
          $978                      $1,502                     $2,134                     $3,634



    (2)a. If you annuitize your Contract at the end of the available time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of five years or more/(6)/:



         1 year                     3 years                    5 years           10 years
         ------                     -------                    -------           --------
          $338                      $1,030                     $1,744             $3,634



       b. If you annuitize your Contract at the end of the available time period under Annuity Option 1 for a period of less than five years/(6)/:



         1 year                     3 years                    5 years           10 years
         ------                     -------                    -------           --------
          $978                      $1,502                     $2,134             $3,634


   (3) If you do not surrender your Contract at the end of the applicable time period:


         1 year                     3 years                    5 years           10 years
         ------                     -------                    -------           --------
          $338                      $1,030                     $1,744             $3,634

--------

/(6)/Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3 or 4, or under Annuity Option 1 for a period of five years or more.


   The fee table and example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future performance of any Subaccount.

                        CONDENSED FINANCIAL INFORMATION



   The following condensed financial information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. In the table(s) below, no number is shown when there were fewer than 1,000 accumulation units outstanding at the end of the Period.



   Selected data for accumulation units outstanding as of the year ended December 31st for each period:



Subaccount                                                             2003    2002    2001    2000    1999    1998
----------                                                            ------- ------- ------- ------- ------- -------
Alger American Balanced Subaccount
   Accumulation unit value at beginning of period*****............... $ 8.857 $10.240 $10.588 $11.041 $10.000 $    --
   Accumulation unit value at end of period.......................... $10.397 $ 8.857 $10.240 $10.588 $11.041 $    --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  10,639  10,165   8,205   1,292      19      --
Alger American Leveraged AllCap Subaccount
   Accumulation unit value at beginning of period*****...............   5.281   8.103   9.773  13.184  10.000      --
   Accumulation unit value at end of period..........................   8.784   5.281   8.103   9.773  13.184      --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  10,008   9,225   9,057   4,158      49      --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*...................   7.502   8.602   9.639  14.302   7.994   9.755
   Accumulation unit value at end of period..........................  10.571   7.502   8.602   9.639  14.302   7.994
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   2,847   2,512   1,918   1,034     213       7
Credit Suisse Trust-Global Post-Venture Capital Subaccount
   Accumulation unit value at beginning of period*...................   5.725   8.818  12.529  15.673   9.720   9.882
   Accumulation unit value at end of period..........................   8.338   5.725   8.818  12.529  15.673   9.720
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   2,144   1,990   1,586     712     129       9
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period*****...............   9.664  11.199  11.738  10.992  10.000      --
   Accumulation unit value at end of period..........................  12.554   9.664  11.199  11.738  10.992      --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  11,190  10,436   7,541   1,141      12      --
The Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*****...............   5.299   7.563   9.905  11.289   9.941      --
   Accumulation unit value at end of period..........................   6.585   5.299   7.563   9.905  11.289      --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   1,509   1,546   1,444     600      22      --
INVESCO VIF--Utilities Subaccount
   Accumulation unit value at beginning of period++..................   5.340   6.796  10.000      --      --      --
   Accumulation unit value at end of period..........................   6.186   5.340   6.796      --      --      --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   1,996   1,638   1,004      --      --      --
Scudder 21st Century Growth Subaccount
   Accumulation unit value at beginning of period+...................   3.598   6.211   8.188  10.000      --      --
   Accumulation unit value at end of period..........................   4.644   3.598   6.211   8.188      --      --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   6,040   5,790   4,197     508      --      --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*...................   7.124  10.201  12.826  14.435  10.823   9.985
   Accumulation unit value at end of period..........................   8.914   7.124  10.201  12.826  14.435  10.823
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   5,318   4,949   4,261   1,959     916      56
Scudder Global Discovery Subaccount
   Accumulation unit value at beginning of period*...................   9.017  11.412  15.347  16.430  10.043   9.911
   Accumulation unit value at end of period..........................  13.257   9.017  11.412  15.347  16.430  10.043
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   7,393   7,117   6,536   3,226     509      74
Scudder Growth and Income Subaccount
   Accumulation unit value at beginning of period*...................   6.464   8.527   9.748  10.096   9.651  10.033
   Accumulation unit value at end of period..........................   8.080   6.464   8.527   9.748  10.096   9.651
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   5,681   5,647   4,982   2,341   1,073     175
Scudder Health Sciences Subaccount
   Accumulation unit value at beginning of period++..................   8.002  10.551  10.000      --      --      --
   Accumulation unit value at end of period..........................  10.551   8.002  10.551      --      --      --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   7,056   6,232   4,222      --      --      --

Subaccount                                                             2003    2002    2001    2000    1999    1998
----------                                                            ------- ------- ------- ------- ------- -------
Scudder International Subaccount
   Accumulation unit value at beginning of period*................... $ 6.354 $ 7.892 $11.574 $14.990 $ 9.837 $ 9.972
   Accumulation unit value at end of period.......................... $ 8.005 $ 6.354 $ 7.892 $11.574 $14.990 $ 9.837
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  10,652  10,313   9,022   4,655   1,653      88
Scudder Aggressive Growth Subaccount
   Accumulation unit value at beginning of period**..................   6.853  10.022  12.990  13.859  10.000      --
   Accumulation unit value at end of period..........................   9.772   6.853  10.022  12.990  13.859      --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   3,913   4,070   3,999   1,910      89      --
Scudder Blue Chip Subaccount
   Accumulation unit value at beginning of period*...................   7.435   9.680  11.659  12.827  10.386   9.964
   Accumulation unit value at end of period..........................   9.330   7.435   9.680  11.659  12.827  10.386
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  14,179   9,733   9,110   4,280   1,728     125
Scudder Large Cap Value (formerly Scudder Contrarian Value)
 Subaccount
   Accumulation unit value at beginning of period*...................   9.150  10.913  10.863   9.485  10.712  10.029
   Accumulation unit value at end of period..........................  11.965   9.150  10.913  10.863   9.485  10.712
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   8,446   7,780   6,319   2,516   1,851     110
Scudder Fixed Income Subaccount
   Accumulation unit value at beginning of period*...................  12.110  11.369  10.905  10.062  10.417  10.014
   Accumulation unit value at end of period..........................  12.556  12.110  11.369  10.905  10.062  10.417
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   6,697   6,990   4,482   1,144     940      66
Scudder Global Blue Chip Subaccount
   Accumulation unit value at beginning of period*...................   8.331  10.029  12.031  12.624  10.103   9.989
   Accumulation unit value at end of period..........................  10.609   8.331  10.029  12.031  12.624  10.103
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   2,916   2,745   2,280     855     308      29
Scudder Government & Agency Securities (formerly Scudder
 Government Securities) Subaccount
   Accumulation unit value at beginning of period*...................  12.676  11.896  11.223  10.259  10.332  10.012
   Accumulation unit value at end of period..........................  12.784  12.676  11.896  11.223  10.259  10.332
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   7,918  12,527   7,960   1,273     857      77
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*...................   5.759   8.272  10.802  13.532  10.007   9.889
   Accumulation unit value at end of period..........................   7.083   5.759   8.272  10.802  13.532  10.007
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  12,096   5,924   5,824   2,552     892      50
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*...................   8.709   8.857   8.751   9.717   9.646  10.003
   Accumulation unit value at end of period..........................  10.703   8.709   8.857   8.751   9.717   9.646
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  11,164   8,371   6,665   2,803   1,923     361
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*...................   6.756   7.918  10.624  13.549   9.429   9.944
   Accumulation unit value at end of period..........................   8.650   6.756   7.918  10.624  13.549   9.429
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   5,691   4,842   1,829     977     351      56
Scudder Money Market Subaccount #1
   Accumulation unit value at beginning of period*...................  11.311  11.315  11.049  10.559  10.213  10.003
   Accumulation unit value at end of period..........................  11.235  11.311  11.315  11.049  10.559  10.213
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  11,843  18,002  18,261   3,372   1,569      82
Scudder Money Market Subaccount #2
   Accumulation unit value at beginning of period*...................  12.056  11.894  11.454  10.795  10.297  10.004
   Accumulation unit value at end of period..........................  12.143  12.056  11.894  11.454  10.795  10.297
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................      71   2,620   3,759   1,103     118      21
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*...................   5.959   9.082  12.936  14.691  11.070   9.867
   Accumulation unit value at end of period..........................   7.813   5.959   9.082  12.936  14.691  11.070
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  10,075   8,221   6,740   2,896     843     106
Scudder Strategic Income Subaccount
   Accumulation unit value at beginning of period*...................  11.507  10.483  10.102   9.986  10.755  10.009
   Accumulation unit value at end of period..........................  12.239  11.507  10.483  10.102   9.986  10.755
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   2,269   2,105   1,041     298     124       7

Subaccount                                                             2003    2002    2001    2000    1999    1998
----------                                                            ------- ------- ------- ------- ------- -------
Scudder Technology Growth Subaccount
   Accumulation unit value at beginning of period**.................. $ 5.773 $ 9.079 $13.617 $17.605 $10.000 $    --
   Accumulation unit value at end of period.......................... $ 8.347 $ 5.773 $ 9.079 $13.617 $17.605 $    --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  17,585  24,909  23,797   7,183   1,112      --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*...................   8.880  10.615  11.462  11.936  10.542   9.983
   Accumulation unit value at end of period..........................  10.329   8.880  10.615  11.462  11.936  10.542
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  11,274  11,368  10,298   4,778   2,617     123
SVS Davis Venture Value Subaccount
   Accumulation unit value at beginning of period++..................   7.816   9.412  10.000      --      --      --
   Accumulation unit value at end of period..........................  10.008   7.816   9.412      --      --      --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  16,137  14,480   9,293      --      --      --
SVS Dreman Financial Services Subaccount
   Accumulation unit value at beginning of period*...................   9.930  11.006  11.729   9.362   9.998  10.049
   Accumulation unit value at end of period..........................  12.548   9.930  11.006  11.729   9.362   9.998
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   5,774   5,697   4,691   1,465     603     121
SVS Dreman High Return Equity Subaccount
   Accumulation unit value at beginning of period*...................   9.591  11.865  11.831   9.192  10.491   9.997
   Accumulation unit value at end of period..........................  12.479   9.591  11.865  11.831   9.192  10.491
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  34,780  32,960  23,548   5,275   3,389     518
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*...................   8.897  10.177   8.770   8.547   8.431   9.943
   Accumulation unit value at end of period..........................  12.462   8.897  10.177   8.770   8.547   8.431
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  14,637  12,826   7,886   1,281     610     125
SVS Eagle Focused Large Cap Growth Subaccount
   Accumulation unit value at beginning of period****................   6.652   9.367  11.437  12.747  10.000      --
   Accumulation unit value at end of period..........................   8.302   6.652   9.367  11.437  12.747      --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   7,136   6,086   4,046     630       5      --
SVS Focus Value+Growth Subaccount
   Accumulation unit value at beginning of period*...................   7.191   9.839  11.648  12.291  10.697   9.937
   Accumulation unit value at end of period..........................   9.408   7.191   9.839  11.648  12.291  10.697
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   3,967   3,429   2,736     915     498      56
SVS Index 500 Subaccount
   Accumulation unit value at beginning of period***.................   6.334   8.270   9.535  10.735  10.027      --
   Accumulation unit value at end of period..........................   7.991   6.334   8.270   9.535  10.735      --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  25,461  23,118  17,576   4,497     633      --
SVS INVESCO Dynamic Growth Subaccount
   Accumulation unit value at beginning of period++..................   5.940   8.718  10.000      --      --      --
   Accumulation unit value at end of period..........................   7.939   5.940   8.718      --      --      --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   3,307   3,074   2,256      --      --      --
SVS Janus Growth And Income Subaccount
   Accumulation unit value at beginning of period+...................   5.952   7.597   8.782  10.000      --      --
   Accumulation unit value at end of period..........................   7.331   5.952   7.597   8.782      --      --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  17,463  17,677  13,923   3,895      --      --
SVS Janus Growth Opportunities Subaccount
   Accumulation unit value at beginning of period+...................   4.255   6.219   8.264  10.000      --      --
   Accumulation unit value at end of period..........................   5.318   4.255   6.219   8.264      --      --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  16,948  17,795  15,117   5,662      --      --
SVS Oak Strategic Equity Subaccount
   Accumulation unit value at beginning of period++..................   4.474   7.529  10.000      --      --      --
   Accumulation unit value at end of period..........................   6.610   4.474   7.529      --      --      --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................   9,186   7,019   4,707      --      --      --

Subaccount                                                             2003   2002   2001    2000   1999   1998
----------                                                            ------ ------ ------- ------ ------ ------
SVS Turner Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period++.................. $5.842 $8.748 $10.000 $   -- $   -- $   --
   Accumulation unit value at end of period.......................... $8.556 $5.842 $ 8.748 $   -- $   -- $   --
   Number of accumulation units outstanding at end of Period (000's
    omitted).........................................................  9,948  7,947   4,649     --     --     --

--------

    * Commencement of Offering on June 1, 1998.


   ** Commencement of Offering on May 3, 1999 at initial accumulation unit value of $10.000.


  *** Commencement of Offering on September 10, 1999 at initial accumulation unit value of $10.027.


 **** Commencement of Offering on October 29, 1999 at initial accumulation unit value of $10.000.


***** Commencement of Offering on November 1, 1999 at initial accumulation unit value of $10.000, for all except Dreyfus Socially Responsible Growth--$9.941.


    + Commencement of Offering on May 1, 2000 at initial accumulation unit value of $10.000.


   ++ Commencement of Offering on May 1, 2001 at initial accumulation unit value of $10.000.

          KILICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company


   We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our home office is located at 1400 American Lane, Schaumburg, Illinois 60196. For Contract services, you may write to us at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a wholly-owned subsidiary of Zurich Group Holding ("ZGH"), a Swiss holding company. ZGH is owned by Zurich Financial Services ("ZFS"), a Swiss holding company.



   Effective September 3, 2003 (the "Closing Date"), KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA administers and 100% reinsures certain lines of business currently underwritten by KILICO. FKLA will administer the Contracts for up to one year after the Closing Date. Otherwise, the transfer and coinsurance agreement do not relate directly to the Contracts. The benefits and provisions of the Contracts were not changed by these transactions and agreements.


The MVA Option

   You may allocate amounts in the Market Value Adjustment ("MVA") Option to one or more Guarantee Periods with durations of one to ten years during the Accumulation Period. You may choose a different Guarantee Period by pre-authorized telephone instructions or by giving us written notice (See "Guarantee Periods of the MVA Option"). The MVA Option may not be available in all states. At our discretion, we may offer additional Guarantee Periods or limit, for new Contracts, the number of Guarantee Periods available to three.

   The amounts allocated to the MVA Option under the Contracts are invested under the laws regulating our General Account. Assets supporting the amounts allocated to Guarantee Periods are held in a "non-unitized" separate account. However, our General Account assets are available to fund benefits under the Contracts. A non-unitized separate account is a separate account in which you do not participate in the performance of the assets through unit values. There are no discrete units for this separate account. The assets of the non-unitized separate account are held as reserves for our guaranteed obligations. The assets of the separate account are not chargeable with liabilities arising out of the business conducted by any other separate account or out of any other business we may conduct.

   State insurance laws concerning the nature and quality of investments regulate our General Account investments and any non-unitized separate account investments. These laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments.

   We consider the return available on the instruments in which Contract proceeds are invested when establishing Guaranteed Interest Rates. This return is only one of many factors considered in establishing Guaranteed Interest Rates. (See "The Accumulation Period--4. Establishment of Guaranteed Interest Rates.")

   Our investment strategy for the non-unitized separate account is generally to match Guarantee Period liabilities with assets, such as debt instruments. We expect to invest in debt instruments such as:

      . securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government;

      . debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investors Services, Inc. ("Moody's") (Aaa, Aa, A or Baa), Standard & Poor's Corporation ("Standard & Poor's") (AAA, AA, A or BBB), or any other nationally recognized rating service;

      . other debt instruments including issues of or guaranteed by banks or bank holding companies and corporations, which obligations, although not rated by Moody's or Standard & Poor's, are deemed by our management to have an investment quality comparable to securities which may be otherwise purchased; and

      .  options and futures transactions on fixed income securities.


   Our invested assets portfolio at December 31, 2003 included approximately
90.1 percent in cash, short-term investments and investment grade fixed maturities, 0.5 percent in below investment grade (high risk) bonds, 8.7 percent in mortgage loans and other real estate-related investments and 0.7 percent in all other investments.



   We are not obligated to invest the amounts allocated to the MVA Option according to any particular strategy, except as state insurance laws may require. For more information concerning our General Account assets, consult our Annual Report For the Fiscal Year ended December 31, 2003. (See "Annual Reports and Other Documents.")


The Separate Account

   We established the KILICO Variable Annuity Separate Account on May 29, 1981 pursuant to Illinois law as the KILICO Money Market Separate Account. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

   Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.


   Thirty-nine Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions or under all Contracts.



   The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as you request. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.


   The Separate Account's financial statements appear in the Statement of Additional Information.

The Funds

   The Separate Account invests in shares of the following Funds


      . AIM Variable Insurance Funds (formerly INVESCO Variable Investment Funds, Inc.)


      .  The Alger American Fund

      .  Credit Suisse Trust

      .  Dreyfus Investment Portfolios

      .  The Dreyfus Socially Responsible Growth Fund, Inc.



      .  Scudder Variable Series I

      .  Scudder Variable Series II

   The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in the case of Credit Suisse Trust, certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. Shares of the Funds may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

   A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


   The 39 Portfolios or Funds are summarized below:



AIM Variable Insurance Funds (formerly INVESCO Variable Investment Funds, Inc.)



   INVESCO VIF--Utilities Fund seeks capital growth and current income.


The Alger American Fund

   Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

   Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation.

Credit Suisse Trust

   Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of companies located or conducting a majority of their business in emerging markets.

   Credit Suisse Trust-Global Post-Venture Capital Portfolio seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture-capital stage of development.

Dreyfus Investment Portfolios

   Dreyfus IP MidCap Stock Portfolio seeks investment results that are greater than the total return performance of medium-size domestic companies in the aggregate as represented by the Standard and Poor's MidCap 400(R) Index.

The Dreyfus Socially Responsible Growth Fund, Inc.

   The Fund's primary goal is to provide capital growth with current income as a secondary goal. To pursue this goal, the Fund normally invests at least 80% of its assets in common stocks of companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.



Scudder Variable Series I

   Scudder 21st Century Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

   Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

   Scudder Global Discovery Portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

   Scudder Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income.

   Scudder Health Sciences Portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.

   Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

Scudder Variable Series II

   Scudder Aggressive Growth Portfolio seeks capital appreciation through the use of aggressive investment techniques.

   Scudder Blue Chip Portfolio seeks growth of capital and income.


   Scudder Large Cap Value (formerly Scudder Contrarian Value) Portfolio seeks to achieve a high rate of total return.



   Scudder Fixed Income Portfolio seeks high current income.


   Scudder Global Blue Chip Portfolio seeks long-term capital growth.


   Scudder Government & Agency Securities (formerly Scudder Government Securities) Portfolio seeks high current income consistent with preservation of capital.


   Scudder Growth Portfolio seeks maximum appreciation of capital.


   Scudder High Income Portfolio seeks to provide a high level of current income.


   Scudder International Select Equity Portfolio seeks capital appreciation.

   Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.

   Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.

   Scudder Strategic Income Portfolio seeks high current return.

   Scudder Technology Growth Portfolio seeks growth of capital.

   Scudder Total Return Portfolio seeks high total return, a combination of income and capital appreciation.

   SVS Davis Venture Value Portfolio seeks growth of capital.


   SVS Dreman Financial Services Portfolio seeks to provide long-term capital appreciation.


   SVS Dreman High Return Equity Portfolio seeks to achieve a high rate of total return.

   SVS Dreman Small Cap Value Portfolio seeks long-term capital appreciation.

   SVS Eagle Focused Large Cap Growth Portfolio seeks growth through long-term capital appreciation.


   SVS Focus Value+Growth Portfolio seeks growth of capital through a portfolio of growth and value stocks.

   SVS Index 500 Portfolio seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's(R) 500 Index.*


   SVS INVESCO Dynamic Growth Portfolio seeks long-term capital growth.

   SVS Janus Growth And Income Portfolio seeks long-term capital growth and current income.

   SVS Janus Growth Opportunities Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   SVS Oak Strategic Equity Portfolio seeks long-term capital growth.

   SVS Turner Mid Cap Growth Portfolio seeks capital appreciation.
--------

*"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's(R) 500," and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Asset Management Americas Inc. The SVS Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's(R), and Standard & Poor's(R) makes no representation regarding the advisability of investing in the Portfolio. Additional information may be found in the Portfolio's Statement of Additional Information.


                               -----------------

   The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds' prospectuses accompanying this Prospectus and statements of additional information, available from us upon request.


   Fred Alger Management, Inc. serves as the investment adviser for the Alger American Balanced Portfolio and the Alger American Leveraged AllCap Portfolio. Credit Suisse Asset Management, LLC ("CSAM") is the investment adviser for the two available Portfolios of the Credit Suisse Trust. CSAM's Australian and U.K. affiliates, located in Sydney, Australia and London, U.K., respectively, and each known as Credit Suisse Asset Management Limited, are sub-advisers for the Credit Suisse Trust-Emerging Markets Portfolio. The Dreyfus Corporation is the investment adviser for the Dreyfus IP MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. A I M Advisors, Inc. is the investment adviser for the available Portfolio of the AIM Variable Insurance Funds (formerly INVESCO Variable Investment Funds, Inc.). INVESCO Institutional (N.A.), Inc. is the sub-adviser to the available Portfolio of AIM Variable Insurance Funds. Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager for the six available Portfolios of Scudder Variable Series I and the twenty-six available Portfolios of Scudder Variable Series II. Davis Selected Advisers, L.P. serves as the sub-adviser to the SVS Davis Venture Value Portfolio. Dreman Value Management L.L.C. ("DVM") serves as the sub-adviser for the SVS Dreman Financial Services Portfolio, the SVS Dreman High Return Equity Portfolio, the SVS Dreman Small Cap Value Portfolio, and the value portion of the SVS Focus Value+Growth Portfolio. Under the terms of the sub-advisory agreement between DeIM and DVM for each such Portfolio, DVM manages the day-to-day investment and trading functions for each such Portfolio. Eagle Asset Management, Inc. ("Eagle") is the sub-adviser for the SVS Eagle Focused Large Cap Growth Portfolio. Under the terms of a sub-advisory agreement with DeIM, Eagle handles day-to-day investment and trading functions for the SVS Eagle Focused Large Cap Growth Portfolio under the guidance of DeIM. Jennison Associates LLC serves as the sub-adviser for the growth portion of the SVS Focus Value+Growth Portfolio. INVESCO Funds Group, Inc. is the sub-adviser to the SVS INVESCO Dynamic Growth Portfolio. Janus Capital Management LLC (formerly Janus Capital Corporation) ("Janus") serves as the sub-adviser for the SVS Janus Growth And Income Portfolio and the SVS Janus Growth Opportunities Portfolio. Under the terms of sub-advisory agreements with DeIM, Janus handles day-to-day investment and trading functions for the SVS Janus Growth and Income Portfolio and the SVS Janus Growth Opportunities Portfolio under the guidance of DeIM. Oak Associates, Ltd. is the sub-adviser for the SVS Oak Strategic Equity Portfolio. Turner Investment Partners, Inc. serves as the sub-adviser to the SVS Turner Mid Cap Growth Portfolio. The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the Funds or the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement. Such compensation typically is a percentage of Separate Account assets invested in the relevant Fund and generally may range up to .30% annually of net assets.




Change of Investments


   We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We may eliminate the shares of any of the Funds or Portfolios and substitute shares of another portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate in view of the purposes of the Separate Account. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC's prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.


   We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

   If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.



                             FIXED ACCOUNT OPTION

   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.

   We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                 THE CONTRACTS

A. General Information.

   The minimum initial Purchase Payment is $1,000, and the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment is $100 if you authorize us to draw on an account via check or electronic debit. Cumulative Purchase Payments in excess of $1,000,000 require our prior approval. The Internal Revenue Code may also limit the maximum annual amount of Purchase Payments. An allocation to a Subaccount, the Fixed Account or a Guarantee Period must be at least $500.

   We may, at any time, amend the Contract in accordance with changes in the law, including applicable tax laws, regulations or rulings, and for other purposes.


   You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least ten days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account and the Guarantee Periods on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. In addition, a special free look period applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities.

   During the Accumulation Period, you may assign the Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and a 10% tax penalty. (See "Tax Treatment of Withdrawals, Loans and Assignments.")

   Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the Annuitant's debts or obligations.

   You designate the Beneficiary. If you or the Annuitant die, and no designated Beneficiary or contingent beneficiary is alive at that time, we will pay your or the Annuitant's estate.

   Under a Qualified Plan Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Plan Contract may not be assigned.

B. The Accumulation Period.

1. Application of Purchase Payments.

   You select the allocation of Purchase Payments to the Subaccount(s), Guarantee Periods, or Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to a Guarantee Period or to the Fixed Account begin earning interest one day after we receive them. However, with respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract, but no later than the second day after we receive the Purchase Payment. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed after we receive the Purchase Payment.


   Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.


   The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount, other than the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge (see "Contracts Issued Before November 12, 2001"). The number of Accumulation Units is reduced when the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge are assessed.


   If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the Purchase Payment until the application is completed.


   We will issue a Contract without a signed application if:

      . a dealer provides us with application information, electronically or in writing,

      .  we receive the initial Purchase Payment, and

      . you confirm in writing, after the Contract is delivered, that all information in the Contract is correct. Until a written confirmation is received by us, your ability to request transactions under the Contract will be limited.

2. Accumulation Unit Value.

   Each Subaccount has an Accumulation Unit value. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount's Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

   The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

   Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

   The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:


      (a divided by b) minus c, where:



      a. is:



      . the net asset value per share of the Portfolio held in the Subaccount as of the end of the current Valuation Period; plus



      . the per share amount of any dividend or capital gain distributions made by the Portfolio held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus



      . a credit or charge for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;



      b. is the net asset value per share of the Portfolio held in the Subaccount as of the end of the preceding Valuation Period; and



      c. is the factor representing asset-based charges (the mortality and expense risk and administration charges).




3. Guarantee Periods of the MVA Option.

   You may allocate Purchase Payments to one or more Guarantee Periods with durations of one to ten years. Each Guarantee Period has a Guaranteed Interest Rate that will not change during the Guarantee Period. Interest is credited daily at the effective annual rate.

   The following example illustrates how we credit Guarantee Period interest.

               EXAMPLE OF GUARANTEED INTEREST RATE ACCUMULATION

             Purchase Payment........ $40,000
             Guarantee Period........  5 Years
             Guaranteed Interest Rate  1.55% Effective Annual Rate

                         Interest Credited    Cumulative
                    Year    During Year    Interest Credited
                    ---- ----------------- -----------------
                     1..      $620.00          $  620.00
                     2..       629.61           1,249.61
                     3..       639.37           1,888.98
                     4..       649.28           2,538.26
                     5..       659.34           3,197.60

   Accumulated value at the end of 5 years is:

                       $40,000 + $3,197.60 = $43,197.60


   Note: This example assumes that no withdrawals or transfers are made during the five-year period. If you make withdrawals or transfers during this period, Market Value Adjustments and Withdrawal Charges apply.


   The hypothetical interest rate is not intended to predict future Guaranteed Interest Rates. Actual Guaranteed Interest Rates for any Guarantee Period may be more or less than those shown.


   At the end of any Guarantee Period, we send written notice of the beginning of a new Guarantee Period. A new Guarantee Period for the same duration starts unless you elect another Guarantee Period within 30 days after the end of the terminating Guarantee Period. You may choose a different Guarantee Period by reauthorized telephone instructions or by giving us written notice. You should not select a new Guarantee Period extending beyond the Annuity Date. Otherwise, the guarantee period amount available for annuitization is subject to Market Value Adjustments and may be subject to Withdrawal Charges. (See "Market Value Adjustment" and "Withdrawal Charge" below.)


   The amount reinvested at the beginning of a new Guarantee Period is the Guarantee Period Value for the Guarantee Period just ended. The Guaranteed Interest Rate in effect when the new Guarantee Period begins applies for the duration of the new Guarantee Period.


   You may call us at 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 for the new Guaranteed Interest Rates.


4. Establishment of Guaranteed Interest Rates.

   We declare the Guaranteed Interest Rates for each of the ten durations of Guarantee Periods from time to time as market conditions dictate. Once established, rates are guaranteed for the respective Guarantee Periods. We advise you of the Guaranteed Interest Rate for a chosen Guarantee Period when we receive a Purchase Payment, when a transfer is effectuated or when a Guarantee Period renews. Withdrawals of Accumulated Guarantee Period Value are subject to Withdrawal Charges and Records Maintenance Charges and may be subject to a Market Value Adjustment. (See "Market Value Adjustment" below.)

   We have no specific formula for establishing the Guaranteed Interest Rates. The determination may be influenced by, but not necessarily correspond to, the current interest rate environment. (See "The MVA Option".) We may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administrative expenses we bear, and general economic trends.

   We make the final determination of the Guaranteed Interest Rates to be declared.

   We cannot predict or guarantee the level of future Guaranteed Interest Rates.

5. Contract Value.

   On any Valuation Date, Contract Value equals the total of:

      .  the number of Accumulation Units credited to each Subaccount, times

      . the value of a corresponding Accumulation Unit for each Subaccount, plus

      .  your Accumulated Guarantee Period Value in the MVA Option, plus

      .  your interest in the Fixed Account.

6. Transfers During the Accumulation Period.

   During the Accumulation Period, you may transfer the Contract Value among the Subaccounts, the Guarantee Periods and the Fixed Account subject to the following provisions:

      . the amount transferred must be at least $100 unless the total Contract Value attributable to a Subaccount, Guarantee Period or Fixed Account is transferred;

      . the Contract Value remaining in a Subaccount, Guarantee Period or Fixed Account must be at least $500 unless the total value is transferred;

      . transfers may not be made from any Subaccount to the Fixed Account over the six months following any transfer from the Fixed Account into one or more Subaccounts; and


      . transfers from the Fixed Account may be made one time during the Contract Year during the 30 days following an anniversary of a Contract Year.



   We may charge a $25 fee for each transfer in excess of 12 transfers per calendar year. However, transfers made pursuant to the Asset Allocation and Dollar Cost Averaging programs do not count toward these 12 transfers. In addition, transfers of Guarantee Period Value are subject to Market Value Adjustment unless the transfer is made within 30 days of the end of the Guarantee Period. Because a transfer before the end of a Guarantee Period is subject to a Market Value Adjustment, the amount transferred from the Guarantee Period may be more or less than the requested dollar amount.

   We make transfers pursuant to written or telephone instructions specifying in detail the requested changes. Transfers involving a Subaccount are based upon the Accumulation Unit values, as calculated after we receive transfer instructions. We may suspend, modify or terminate the transfer provision. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

   The following transfers must be requested through standard United States mail:

      .  transfers in excess of $250,000 per Contract, per day, and

      . transfers into and out of the Credit Suisse Trust-Emerging Markets, the Credit Suisse Trust-Global Post-Venture Capital, the Scudder Global Blue Chip, the Scudder Global Discovery, the Scudder International or the Scudder International Select Equity Subaccounts in excess of $50,000, per Contract, per day.


   These administrative procedures have been adopted under the Contract to protect the interests of the remaining Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Funds or Portfolios.


   We reserve the right to further amend the transfer procedures in the interest of protecting remaining Contract Owners.


   Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.


   If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.

   You may elect to have transfers made automatically among the Subaccounts on an annual, semiannual or quarterly basis so that Contract Value is reallocated to match the percentage allocations in your predefined allocation elections. Transfers under this program are not subject to the $100 minimum transfer limitation. An election to participate in the automatic asset reallocation program must be in writing on our form and returned to us.

7. Market Timing.

   This Contract is not designed for professional market timing organizations, or other organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the Subaccounts and may be detrimental to Owners. Further, these short-term strategies are particularly inappropriate for attaining long-term retirement goals or for the protection of heirs. Consequently, we reserve the right, at our sole discretion and without prior notice, to take action when we identify market timing strategies detrimental to Owners.


   The actions we may take include, but are not limited to:



      . Termination of transfer privileges, or termination of telephone or electronic transfer privileges;



      .  Requiring a minimum time between transfers;



      .  Limiting the total number of transfers;



      .  Limiting the dollar amount that may be transferred at one time;



      . Not accepting transfer requests of someone acting on behalf of more than one owner (in which case, we will notify the person making the request by telephone or in writing of our decision not to accept the transfer requests).

8. Withdrawals During the Accumulation Period.

   You may redeem some or all of the Contract Value minus previous withdrawals and debt, plus or minus any applicable Market Value Adjustment and minus any Withdrawal Charge. Withdrawals will have tax consequences. (See "Federal Income Taxes.") A withdrawal of the entire Contract Value is called a surrender.

   Partial withdrawals and surrenders are subject to the following:

   In any Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

      . the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

      .  10% of the Contract Value.

   See "Contract Charges and Expenses--Withdrawal Charge" for a discussion of charges applicable to partial withdrawals and surrenders.

   If Contract Value is allocated to more than one investment option, you must specify the source of the partial withdrawal. If you do not specify the source, we redeem Accumulation Units on a pro rata basis from all investment options in which you have an interest. Accumulation Units attributable to the earliest Contribution Years are redeemed first.

   Partial withdrawals are subject to the following:

      . Partial withdrawals are not permitted from the Fixed Account in the first Contract Year.

      . The minimum withdrawal is $100 (before any Market Value Adjustment), or your entire interest in the investment option(s) from which withdrawal is requested.

      . You must leave at least $500 in each investment option from which the withdrawal is requested, unless the total value is withdrawn.


   Election to withdraw shall be made in writing to us at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values, as calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts is paid within seven days after we receive the request. However, we may suspend withdrawals or delay payment:


      .  during any period when the New York Stock Exchange is closed,

      . when trading in a Fund or Portfolio is restricted or the SEC determines that an emergency exists, or

      .  as the SEC by order may permit.

   For withdrawal requests from the MVA Option and the Fixed Account, we may defer any payment for up to six months, as permitted by state law. During the deferral period, we will continue to credit interest at the current Guaranteed Interest Rate for the same Guarantee Period.

   Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Income Taxes.")

   A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

9. Market Value Adjustment.

   Any withdrawal, transfer or annuitization of Guarantee Period Values, unless effected during the "free look" period or within 30 days after a Guarantee Period ends, may be adjusted up or down by a Market Value Adjustment. The Market Value Adjustment applies before deduction of a Withdrawal Charge.

   The Market Value Adjustment reflects the relationship between (a) the currently established interest rate ("Current Interest Rate") for a Guarantee Period equal to the remaining length of the Guarantee Period, rounded to the next higher number of complete years, and (b) the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if the Guaranteed Interest Rate is the same or lower than the applicable Current Interest Rate, the Market Value Adjustment reduces Guarantee Period Value and results in a lower payment. Thus, if interest rates increase, the withdrawal could be less than the original Purchase Payment or the original amount allocated to a Guarantee Period. Conversely, if the Guaranteed Interest Rate is higher than the applicable Current Interest Rate, the Market Value Adjustment increases Guarantee Period Value and results in a higher payment.

   The Market Value Adjustment (MVA) uses this formula:

                          MVA = GPV X(1 + I)/t/365/-1
                                        (1 + J)

      Where:

      I is the Guaranteed Interest Rate being credited to the Guarantee Period Value (GPV) subject to the Market Value Adjustment,

      J is the Current Interest Rate we declare, as of the effective date of the application of the Market Value Adjustment, for current allocations to a Guarantee Period the length of which is equal to the balance of the Guarantee Period for the Guarantee Period Value subject to the Market Value Adjustment, rounded to the next higher number of complete years, and

      t is the number of days remaining in the Guarantee Period.

   For an illustration showing an upward and a downward adjustment, see Appendix A.

10. Guaranteed Death Benefit.

   We pay a death benefit to the Beneficiary if any of the following occurs during the Accumulation Period:

      .  the Owner, or a joint owner, dies,

      .  the Annuitant dies with no living contingent annuitant, or

      .  the contingent annuitant dies after the Annuitant.

   The amount of the death benefit depends on the age of the deceased Owner or Annuitant when the death benefit becomes payable. If the deceased Owner or Annuitant dies before age 91, we will pay the Beneficiary the greatest of the following less debt:

      .  Contract Value,

      . Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the deceased's age 80 or the date of death, plus Purchase Payments minus all withdrawals from age 80 to the date of death, or

      .  the greatest anniversary value before death.

   The greatest anniversary value equals:

      . the highest of the Contract Values on each Contract anniversary prior to the deceased's age 81, plus the dollar amount of any Purchase Payments made since that anniversary, minus

      .  withdrawals since that anniversary.


   We pay Contract Value to the Beneficiary if the Owner or Annuitant dies after age 91. The Owner or Beneficiary (unless the Owner has already elected an Annuity Option), as appropriate, may elect to have all or a part of the death benefit proceeds paid to the Beneficiary under one of the Annuity Options described under "Annuity Options" below. The death benefit must be distributed within five years after the date of death unless an Annuity Option is elected or a surviving spouse elects to continue the Contract in accordance with the provisions described below.

   For Non-Qualified Plan Contracts or Individual Retirement Annuities, if the Beneficiary is the Owner's surviving spouse (or the Annuitant's surviving spouse if the Owner is not a natural person), the surviving spouse may elect to continue the Contract in lieu of taking a death benefit distribution. The spouse will become the successor Owner of the Contract subject to the following:



      . The Contract Value will be increased to reflect the amount of the death benefit. The difference will be credited to the Scudder Money Market Subaccount #1.



      . No Withdrawal Charges will apply on existing values in the Contract. However, Purchase Payments made after the original owner's death are subject to Withdrawal Charges.


      . Upon the death of the surviving spouse, the death benefit will be calculated from the time that the election to continue the Contract is made. A subsequent spouse of the surviving spouse will not be able to continue the Contract.

   The above option is subject to availability of this feature in your state.


   As an alternative to the above election, the surviving spouse may elect to continue a Non-Qualified Plan Contract or an Individual Retirement Annuity without receiving the increase in Contract Value attributable to the death benefit. In this case, all rights, benefits and charges under the Contract will continue including any applicable Withdrawal Charges.


                         CONTRACT CHARGES AND EXPENSES

   We deduct the following charges and expenses:


      .  mortality and expense risk charge,



      .  administration charge,



      .  records maintenance charge,



      .  Withdrawal Charge and



      .  applicable state premium taxes.


   Subject to certain expense limitations, you indirectly bear investment management fees and other Fund expenses.

A. CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality and Expense Risk Charge.

   We assess each Subaccount a daily asset charge for mortality and expense risks at a rate of 1.25% per annum. Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

   The mortality risk we assume arises from two contractual obligations. First, if you or the Annuitant die before age 91 and before the Annuity Date, we may, in some cases, pay more than Contract Value. (See "Guaranteed Death Benefit", above.) Second, when Annuity Options involving life contingencies are selected, we assume the risk that Annuitants will live beyond actuarial life expectancies.

   We also assume an expense risk. Actual expenses of administering the Contracts may exceed the amounts we recover from the Records Maintenance Charge or the administrative cost portion of the daily asset charge.


2. Administration Charge.



   We assess each Subaccount a daily administration charge at a rate of .15% per annum. This charge reimburses us for expenses incurred for administering the Contracts. These expenses include Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administration charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of a particular Contract.

3. Records Maintenance Charge.

   We deduct an annual Records Maintenance Charge of $30 during the Accumulation Period. The charge is assessed:

      .  at the end of each Contract Year,

      .  on Contract surrender, and

      .  upon annuitization.

   However, we do not deduct the Records Maintenance Charge for Contracts with Contract Value of at least $50,000 on the assessment date.

   This charge reimburses us for the expenses of establishing and maintaining Contract records. The Records Maintenance Charge reduces the net assets of each Subaccount, Guarantee Period and the Fixed Account.

   The Records Maintenance Charge is assessed equally among all investment options in which you have an interest.

4. Withdrawal Charge.

   We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other promotion and acquisition expenses.

   Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

      . the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

      .  10% of the Contract Value.

   If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first seven Contribution Years following each Purchase Payment as follows:

                     Contribution Year    Withdrawal Charge
                     -----------------    -----------------
                     First...............         7%
                     Second..............         6%
                     Third...............         5%
                     Fourth..............         5%
                     Fifth...............         4%
                     Sixth...............         3%
                     Seventh.............         2%
                     Eighth and following         0%

   Purchase Payments are deemed surrendered in the order in which they were received.

   When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge, plus the dollar amount sent to you.

   Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge, even though the Contract may have been issued many years earlier. (For additional details, see "Withdrawals During the Accumulation Period.")

   Subject to certain exceptions and state approvals, Withdrawal Charges are not assessed on withdrawals:


      . after you have been confined in a hospital or skilled health care facility for at least 30 days and you remain confined at the time of the request;



      . within 30 days following your discharge from a hospital or skilled health care facility after a confinement of at least 30 days; or

      . if you or the Annuitant become disabled after the Contract is issued and before age 65.

   Restrictions and provisions related to the nursing care or hospitalization disability waivers are described in Contract endorsements.

   The Withdrawal Charge compensates us for Contract distribution expense. Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

   The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their seventh Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. See "The Annuity Period--Annuity Options" for a discussion of the Annuity Options available.

5. Investment Management Fees and Other Expenses.

   Each Fund or Portfolio's net asset value may reflect the deduction of investment management fees, Rule 12b-1 fees and general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. (See "Summary of Expenses.") Further detail is provided in the attached prospectuses for the Funds or Portfolios and the Funds' statements of additional information.

6. State Premium Taxes.


   Certain state and local governments impose a premium tax ranging from 0% to 3.5% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization. See "Appendix A--State Premium Tax Chart" in the Statement of Additional Information.


7. Exceptions.

   We may decrease the mortality and expense risk charge, the administration charge, and the Records Maintenance Charge without notice. However, we guarantee that they will not increase. We bear the risk that those charges will not cover our costs. On the other hand, should the charges exceed our costs, we will not refund any charges. Any profit is available for corporate purposes including, among other things, payment of distribution expenses.


   We may also reduce or waive charges, including but not limited to, the Records Maintenance Charge, the Withdrawal Charge, and mortality and expense risk and administration charges, for certain sales that may result in cost savings, such as those where we incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. We may also reduce or waive charges and/or credit additional amounts on Contracts issued to:


      . employees and registered representatives (and their families) of broker-dealers (or their affiliated financial institutions) that have entered into selling group agreements with IBS, and

      . officers, directors and employees (and their families) of KILICO and Scudder Variable Series I and II, their investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.


   Reductions in these charges will not unfairly discriminate against any Owner.


                              THE ANNUITY PERIOD


   Contracts may be annuitized under one of several Annuity Options. Annuity payments begin on the Annuity Date and under the selected Annuity Option. The Annuity Date must be at least one year after the Date of Issue. Subject to state variation, the Annuity Date may not be deferred beyond the later of the Annuitant's 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or ten years after the Date of Issue. However, annuitization is delayed beyond the Annuity Date if we are making systematic withdrawals based on your life expectancy. In this case, annuitization begins when life expectancy withdrawals are stopped.

1. Annuity Payments.

   Annuity payments are based on:

      .  the annuity table specified in the Contract,

      .  the selected Annuity Option, and

      . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see "Withdrawal Charge.")

2. Annuity Options.


   You may elect one of the Contract's Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan and state variations) to begin annuity payments before the Annuitant's 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or within ten years after the Date of Issue, whichever is later. You may change the Annuity Option before the Annuity Date. If no other Annuity Option is elected, monthly annuity payments are made in accordance with Option 3 below with a ten year period certain. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the first monthly payment is less than $20. In this case, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $20.


   The amount of periodic annuity payments may depend upon:

      .  the Annuity Option selected;

      .  the age and sex of the Annuitant; and

      .  the investment experience of the selected Subaccount(s).

   For example:

      . if Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

      . if Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

      . if Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income option were selected.

      . if Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

   The age of the Annuitant also influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. The sex of the Annuitant influences the amount of periodic payments because females generally live longer than males, resulting in smaller payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely you will receive a higher periodic payment.

   If you die before the Annuity Date, available Annuity Options are limited. Unless you have imposed restrictions, the Annuity Options available are:

      .  Option 2, or

      . Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than five years from your death).


   If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death. The death benefit distribution must begin no later than one year from your death, unless a later date is prescribed by federal regulation.

Option 1--Income for Specified Period.


   Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the Annuitant's death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the mortality and expense risk and administration charge.


   If you elect variable annuitization under Option 1, the Annuitant may elect to cancel all or part of the variable annuity payments remaining due. We will then pay the discounted value of the remaining payments.

Option 2--Life Income.

   Option 2 provides for an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

Option 3--Life Income with Installments Guaranteed.

   Option 3 provides an annuity payable monthly during the Annuitant's lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4--Joint and Survivor Annuity.

   Option 4 provides an annuity payable monthly while either Annuitant is living. Upon either Annuitant's death, the monthly income payable continues over the life of the surviving Annuitant at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

   You may elect payments on a fixed or variable basis, or a combination. Any Fixed Account Contract Value or Guarantee Period Value is annuitized on a fixed basis. Any Separate Account Contract Value is annuitized on a variable basis. The MVA Option is not available during the Annuity Period. You may exercise the transfer privilege during the Accumulation Period. Transfers during the Annuity Period are subject to certain limitations.

4. Transfers During the Annuity Period.

   During the Annuity Period, the Annuitant may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

      . Transfers to a Subaccount are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

      .  All interest in a Subaccount must be transferred.

      . If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

      . If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

      . Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

   A Subaccount's Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

   Annuity Unit value is determined independently for each Subaccount.

   Annuity Unit value for any Valuation Period is:

      .  Annuity Unit value for the preceding Valuation Period, times

      .  the net investment factor for the current Valuation Period, times

      . an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract's annuity tables.

   The net investment factor for a Subaccount for any Valuation Period is:

      . the Subaccount's Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved; divided by

      . the Subaccount's Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

   When annuity payments begin, the value of your Contract interest is:

      . Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

      . the number of Accumulation Units credited at the end of the Valuation Period, minus

      .  premium taxes and Withdrawal Charges.

   The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

   A 2.5% per annum rate of investment earnings is assumed by the Contract's annuity tables. If the actual net investment earnings rate exceeds 2.5% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.5% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under Variable Annuity.

   Subsequent annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

   Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.


9. Death Benefit Proceeds.



   If the Annuitant dies after the Annuity Date while the Contract is in force, the death benefit proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See "Annuity Options.")

                             FEDERAL INCOME TAXES

A. INTRODUCTION

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

   This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment--federal, state, or local--of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

   We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company". Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account to provide for these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period.

   Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Plan Contract are generally not taxable to you or the Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      .  the Contract must be owned by an individual,

      .  Separate Account investments must be "adequately diversified",

      . we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

      . annuity payments must appropriately amortize Purchase Payments and Contract earnings.

   Non-Natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

   Additional exceptions to this rule include:

      .  certain contracts acquired by a decedent's estate,

      .  certain Qualified Contracts,

      .  certain contracts used with structured settlement agreements, and

      . certain contracts purchased with a single premium when the annuity starting date is no later than one year from contract purchase and substantially equal periodic payments are made at least annually.

   Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the Contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

   Although we do not control Fund investments, we expect that each Portfolio of the Funds will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."


   Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. In these circumstances, income and gains from separate account assets are includible in the owner's gross income. The Internal Revenue Service ("IRS"), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.


   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.


   Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when you have reached an advanced age, e.g., age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.


   The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals.

   Partial withdrawals from a Non-Qualified Plan Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income.

   Any assignment or pledge (or agreement to assign or pledge) of Contract Value, is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

   The Contract's death benefit may exceed Purchase Payments or Contract Value. As described in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

   If the Policy includes the Guaranteed Retirement Income Benefit Endorsement (the "GRIB Endorsement"), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

   There is also some uncertainty regarding the treatment of the market value adjustment for purposes of determining the income on the contract. This uncertainty could result in the income on the contract being a greater (or lesser) amount.

   There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments.

   Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the "investment in the contract" allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

   Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

   With respect to a Contract issued with the GRIB Endorsement, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Plan Contract, the Company will treat a portion of such a lump sum payment as includible in income, and will determine the taxable portion of subsequent periodic payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits.


   Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, death benefits are includible in income as follows:


      .  if distributed in a lump sum are taxed like a full withdrawal, or

      .  if distributed under an annuity option are taxed like annuity payments.


   After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income and:


      . if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the Contract, or


      . if distributed in accordance with the selected Annuity Option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.


   Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions.

   A 10% penalty tax applies to a taxable payment from a Non-Qualified Plan Contract unless:

      .  received on or after you reach age 591/2,

      .  attributable to your disability,

      . made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

      . made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or

      .  made with annuities used with certain structured settlement agreements.


   Other exceptions may apply.

6. Aggregation of Contracts.

   The taxable amount of an annuity payment or withdrawal from a Non-Qualified Plan Contract may be determined by combining some or all of the Non-Qualified Plan Contracts owned by an individual. For example, if a person purchases a Contract and also purchases an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons.

   For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS


   The Contracts are also available for use in connection with retirement plans which receive favorable treatment under sections 401, 403, 408, 408A or 457 of the Code ("qualified plans"). Such contracts are referred to as "Qualified Plan Contracts." Numerous special tax rules apply to the participants in qualified plans and to Qualified Plan Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of qualified plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.



   Under the Code, qualified plans generally enjoy tax-deferred accumulation of amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should only consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments and death benefits protection.



   The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Plan Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Plan Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (Owners should always consult their tax advisers and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the Owner may claim for such contribution, are limited under qualified plans. If this Contract is used with a qualified plan, the Owner and Annuitant generally are the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any Guarantee Period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.



   Qualified Plan Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of "Individual Retirement Annuities" ("IRAs"), distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 701/2. An excise tax is imposed for failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.



   If you purchased a Qualified Plan Contract with a GRIB Endorsement and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB Endorsement.


   A 10% penalty tax may apply to the taxable amount of payments from Qualified Plan Contracts. For Individual Retirement Annuities, the penalty tax does not apply to a payment:


      .  received after you reach age 591/2,

      .  received after your death or because of your disability, or

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

   In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.


   Qualified Plan Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of qualified plans if they are inconsistent with the Contract.


1. Qualified Plan Types.


   We may issue Contracts for the following types of qualified plans.



   Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." The Code limits the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").



   Simplified Employee Pensions (SEP- IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.


   SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

   Roth IRAs. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

      .  Roth IRA contributions are never deductible,

      .  "qualified distributions" from a Roth IRA are excludable from income,

      .  mandatory distribution rules do not apply before death,

      . a rollover to a Roth IRA must be a "qualified rollover contribution" under the Code,

      .  special eligibility requirements apply, and

      . contributions to a Roth IRA can be made after the Owner has reached age 701/2.

   All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. An individual may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

   Any "qualified distribution," as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 591/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

   Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. The Code permits corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

   Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless you also purchase a life insurance contract as part of your tax-sheltered annuity plan.

   Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      . contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      .  earnings on those contributions, and

      . earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

   These amounts can be paid only if you have reached age 591/2, severed employment, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Code Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Code Section 403(b)(7) custodial account.) Additional restrictions may be imposed by the plan sponsor.

   Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers.

   If the Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Code
Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

      .  minimum distributions required under Section 401(a)(9) of the Code, and


      . certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments."


   Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

   We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the Annuitant notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

                           DISTRIBUTION OF CONTRACTS

   The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 6.25% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:

                  Investors Brokerage Services, Inc. ("IBS")
                             1600 McConnor Parkway
                       Schaumburg, Illinois, 60196-6801


   IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options are not available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.

                                 VOTING RIGHTS

   Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote.

   A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.


   Owners have voting rights in a Fund or Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the Annuitant entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants' voting rights decrease as Annuity Units decrease.


                   REPORTS TO CONTRACT OWNERS AND INQUIRIES


   After each Contract anniversary, we send you a statement showing amounts credited to each Subaccount, to the Fixed Account Option and to the Guarantee Period Value. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that correspond to the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. In addition, we calculate for you the portion of a total amount that must be invested in a selected Guarantee Period so that the portion grows to equal the original total amount at the expiration of the Guarantee Period.



   You may direct inquiries to the selling agent or may call 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.


                             DOLLAR COST AVERAGING

   Under our Dollar Cost Averaging program, a predesignated portion of Subaccount Value is automatically transferred monthly, quarterly, semiannually or annually for a specified duration to other Subaccounts, Guarantee Periods and the Fixed Account. The DCA theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase of the selected Subaccounts. There is no guarantee that DCA will produce that result. There is currently no charge for this service. The Dollar Cost Averaging program is available only during the Accumulation Period. You may also elect transfers from the Fixed Account on a monthly or quarterly basis for a minimum duration of one year. You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made based on the date you specify. We must receive the enrollment form at least five business days before the transfer date.


   If you participate in the Dollar Cost Averaging program, you may allocate all or a portion of the initial Purchase Payment to the Scudder Money Market Subaccount #2. This is the only Subaccount with no deduction for the 1.40% charge for mortality and expense risk and administration charges. You must transfer all Subaccount Value out of Scudder Money Market Subaccount #2 within one year from the initial Purchase Payment. If you terminate Dollar Cost Averaging or do not deplete all Subaccount Value in Scudder Money Market Subaccount #2 within one year, we automatically transfer any remaining Subaccount Value to Scudder Money Market Subaccount #1.


   The minimum transfer amount is $100 per Subaccount, Guarantee Period or Fixed Account. The total Contract Value in an account at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

   Dollar Cost Averaging ends if:

      .  the number of designated monthly transfers has been completed,

      . Contract Value in the transferring account is insufficient to complete the next transfer (the remaining amount is transferred),



      . we receive the Owner's written termination at least five business days before the next transfer date, or


      .  the Contract is surrendered or annuitized.


   If the Fixed Account balance is at least $10,000, you may elect automatic calendar quarter transfers of interest accrued in the Fixed Account to one or more of the Subaccounts or Guarantee Periods. You may enroll in this program any time by completing our Dollar Cost Averaging form. Transfers are made within five business days of the end of the calendar quarter. We must receive the enrollment form at least ten days before the end of the calendar quarter.


   Dollar Cost Averaging is not available during the Annuity Period.

                          SYSTEMATIC WITHDRAWAL PLAN


   We offer a Systematic Withdrawal Plan ("SWP") allowing you to pre-authorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts, or amounts based on your life expectancy, from the Fixed Account, or from any of the Subaccounts or Guarantee Periods on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. A Market Value Adjustment applies to any withdrawals under the SWP from a Guarantee Period, unless effected within 30 days after the Guarantee Period ends. SWP withdrawals from the Fixed Account are not available in the first Contract Year and are limited to the amount not subject to Withdrawal Charges. If the amounts distributed under the SWP from the Subaccounts or Guarantee Periods exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give 30 days' notice if we amend the SWP. The SWP may be terminated at any time by you or us.


                                    EXPERTS


   The consolidated balance sheets of KILICO as of December 31, 2003 and 2002, and the related consolidated statements of operations, comprehensive income
(loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003, are incorporated in this Prospectus by reference to the Statement of Additional Information. The statements of assets, liabilities and contract owners' equity of the KILICO Variable Annuity Separate Account as of December 31, 2003, and the related statements of operations and changes in contract owners' equity for the periods indicated, are incorporated in this Prospectus by reference to the Statement of Additional Information. Both documents have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.


                                 LEGAL MATTERS


   Legal matters with respect to our organization, our authority to issue annuity contracts and the validity of the Contract have been passed upon by Debra P. Rezabek, Vice President, General Counsel and Corporate Secretary. Jorden Burt LLP, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts.


                            SPECIAL CONSIDERATIONS

   We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.

   Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.

                             AVAILABLE INFORMATION

   We are subject to the informational requirements of the Securities Exchange Act of 1934 and file reports and other information with the SEC. These reports and other information can be inspected and copied at the SEC's public reference facilities at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and 500 West Madison, Suite 1400, Northwestern Atrium Center, Chicago, Illinois. Copies also can be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.

   We have filed registration statements (the "Registration Statements") relating to the Contracts with the SEC under the Securities Act of 1933. This Prospectus has been filed as part of the Registration Statements and does not contain all of the information set forth in the Registration Statements. These Registration Statements contain further information about us and the Contracts. The Registration Statements may be inspected and copied, and copies can be obtained at prescribed rates, as mentioned above.

                               LEGAL PROCEEDINGS

   KILICO has been named as defendant in certain lawsuits incidental to our insurance business. Based upon the advice of legal counsel, our management believes that the resolution of these various lawsuits will not result in any material adverse effect on our consolidated financial position.

            TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


   The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Experts; Financial Statements; Report of Independent Auditors; Financial Statements of the Separate Account; Report of Independent Auditors; Financial Statements of KILICO; Appendix A State Premium Tax Chart. Please read the Statement of Additional Information in conjunction with this Prospectus.


                             FINANCIAL STATEMENTS

   The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.

                   CONTRACTS ISSUED BEFORE NOVEMBER 12, 2001

Guaranteed Retirement Income Benefit: General

   Guaranteed Retirement Income Benefit ("GRIB") was an optional Contract benefit available under Contracts issued before November 12, 2001. GRIB is not offered on Contracts issued on or after November 12, 2001. We reserve the right to begin offering GRIB at any time.


   GRIB provides a minimum fixed annuity guaranteed lifetime income to the Annuitant as described below. GRIB may be exercised only within 30 days after the seventh or later Contract anniversary. In addition, GRIB must be exercised between the Annuitant's 60th and 91st birthdays. However, if the Annuitant is age 44 or younger on the Date of Issue, GRIB may be exercised after the Contract's 15th Anniversary, even though the Annuitant is not yet 60 years old. GRIB may not be appropriate for Annuitants age 80 and older. State premium taxes may be assessed when you exercise GRIB.

   If you elected GRIB, the charge is 0.25% of Contract Value. We deduct a pro rata portion of the charge on the last business day of each calendar quarter. The quarterly charge is deducted pro rata from the investment options in which you have an interest. We no longer charge for GRIB after the Annuitant's 91st birthday. The GRIB charge is in addition to the Contract fees and expenses appearing in the "Summary of Expenses". You may cancel the GRIB rider at any time by written notice to us. Once discontinued, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.


   GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under this optional benefit.

Annuity Payments with GRIB

   Annuity payments are based on the greater of:

      . the income provided by applying the GRIB base to the guaranteed annuity factors, and

      . the income provided by applying the Contract Value to the current annuity factors.

   The GRIB base is the greatest of:

      .  Contract Value,

      . Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the Annuitant's age 80 or the GRIB exercise date plus Purchase Payments minus all withdrawals from age 80 to the GRIB exercise date, and

      .  the greatest anniversary value before the exercise date.

   The greatest anniversary value equals:

      . the highest of the Contract Values on each Contract anniversary prior to the Annuitant's age 81, plus

      . the dollar amount of any Purchase Payments made since that anniversary, minus

      .  withdrawals since that anniversary.


   The guaranteed annuity factors are based on the 1983a table projected using projection scale G, with interest at 2.5% (the "Annuity 2000" table). However, if GRIB is exercised on or after the 10th Contract anniversary, interest at 3.5% is assumed. Contracts issued in the state of Montana or in connection with certain employer-sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.


   Because GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

   GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, but the age of the older Annuitant is used to determine the GRIB base.

   If you elect GRIB payable for the life of a single Annuitant, you may elect a period certain of 5, 10, 15, or 20 years. If the Annuitant dies before GRIB has been paid for the period elected, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.5% interest rate and paid in a lump sum.

   If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years. If both Annuitants die before GRIB has been paid for 25 years, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.5% interest rate and paid in a lump sum.

   GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuitization Option

   If you purchased your Contract on or after May 1, 2000, and you exercise the GRIB option to receive guaranteed benefits, you may elect to have payments made under a commutable annuitization option. Under the commutable annuitization option, partial lump sum payments are permitted, subject to the following requirements:

      . At the time you exercise the GRIB option, you must elect the commutable annuitization option in order to be eligible for the lump sum payments.

      . Lump sum payments are available only during the period certain applicable under the payout option you elected. For example, lump sum payments can be elected only during the 5, 10, 15, or 20 year certain period that applies to the payout.

      . Lump sum payments are available once in each calendar year and may not be elected until one year after annuitization has started.

      . The Annuitant may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Annuitant will begin receiving the original annuitization payment amount again.


      . Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Plan Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Plan Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.


      . In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate (3.5% if GRIB was exercised on or after the 10th Contract anniversary; 2.5% if exercised before that date) plus an interest rate adjustment. The interest rate adjustment is equal to the following:

                                                         Interest rate
         Number of years remaining in the period certain  Adjustment
         ----------------------------------------------- -------------
                       15 or more years.................     1.00%
                       10-14 years......................     1.50%
                       less than 10 years...............     2.00%

Effect of Death of Owner or Annuitant on GRIB


   The GRIB terminates upon the death of the Owner or the Annuitant (if the Owner is not a natural person) unless the Owner's or Annuitant's surviving spouse elects to continue the Contract as described in "Guaranteed Death Benefit" on page 26 above. A spouse may continue only a Non-Qualified Plan Contract or an Individual Retirement Annuity.



   If the spouse elects to continue the Contract as the new Owner and receive any increase in Contract Value attributable to the death benefit, the GRIB is modified as follows:


      The GRIB base is calculated from the time the election to continue the Contract is made. GRIB may not be exercised or canceled prior to the seventh Contract Year anniversary date following the spouse's election to continue the Contract. However, we will waive all other age restrictions that would apply to exercising GRIB. The spouse may also elect to discontinue GRIB within 30 days of the date the election to continue the Contract is made.

   If the spouse elects to continue the Contract without receiving any increase in Contract Value attributable to the death benefit, all rights, benefits and charges under the Contract, including the GRIB charge and the right to exercise GRIB based on the existing exercise period, will continue unchanged.


                      ANNUAL REPORTS AND OTHER DOCUMENTS


   KILICO's Annual Report on Form 10-K for the year ended December 31, 2003 is incorporated herein by reference, which means that it is legally a part of this Prospectus.


   After the date of this Prospectus and before we terminate the offering of the securities under this Prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this Prospectus.

   Statements in this Prospectus, or in documents that we file later with the SEC and that legally become a part of this Prospectus, may change or supersede statements in other documents that are legally part of this Prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this Prospectus.

   We file documents and reports under the Securities Exchange Act of 1934, including our annual and quarterly reports on Form 10-K and Form 10-Q, electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000353448. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of the SEC's Public Reference Room, call 1-800-SEC-0330.


   If you have received a copy of this Prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or 1-800-621-5001.

                                  APPENDIX A

                   ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

               Purchase Payment........ $40,000
               Guarantee Period........  5 Years
               Guaranteed Interest Rate  5% Annual Effective Rate

   The following examples illustrate how the Market Value Adjustment and the Withdrawal Charge may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Date of Issue. The Market Value Adjustment operates in a similar manner for transfers. No Withdrawal Charge applies to transfers.

   The Guarantee Period Value for this $40,000 Purchase Payment is $51,051.26 at the end of the five-year Guarantee Period. After one year, when the withdrawals occur in these examples, the Guarantee Period Value is $42,000.00. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

   The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new Contracts with the same Guarantee Period as the time remaining in your Guarantee Period rounded to the next higher number of complete years. One year after the Purchase Payment there would have been four years remaining in your Guarantee Period. These examples also show the Withdrawal Charge (if any) which would be calculated separately after the Market Value Adjustment.

Example of a Downward Market Value Adjustment

   A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment and we are then crediting 6.5% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:


                                     1  +  .05     /4/
                 -.0551589* =       -----------        -   1
                                (   1  +  .065 )


   The Market Value Adjustment is a reduction of $2,316.67 from the Guarantee Period Value:

                       -2,316.67 = -.0551589 X 42,000.00

   The Market Adjusted Value would be:

                      $39,683.33 = $42,000.00 - $2,316.67


   A Withdrawal Charge of 6% would be assessed against the Purchase Payments subject to a Withdrawal Charge in excess of the amount available as a free withdrawal. In this case, there are no prior withdrawals, so 10% of the Contract Value is not subject to a Withdrawal Charge. The Withdrawal Charge is thus:



                 ($40,000 - (.10 X 42,000)) X .06 = $2,148.00


   Thus, the amount payable on a full withdrawal would be:


                      $37,535.83 = $39,683.33 - $2,148.00


   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be 50% of that of the full withdrawal:

                     - $1,158.34 = - .0551589 X $21,000.00

   The Market Adjusted Value would be:

                      $19,841.66 = $21,000.00 - $1,158.34
--------
*Actual calculation utilizes 10 decimal places.

   The Withdrawal Charge of 6% would apply to the Purchase Payments subject to a Withdrawal Charge being withdrawn, less 10% of the Contract Value as there are no prior withdrawals:



                 $938.50 = ($19,841.66 - .10 X $42,000) X .06


   Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:


                       $18,903.16 = $19,841.66 - $938.50


Example of an Upward Market Value Adjustment

   An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year later and we are then crediting 4% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:


                                    1  +  .05     /4/
                  +.0390198 =       ----------        -   1
                                (   1  +  .04 )


   The Market Value Adjustment is an increase of $1638.83 to the Guarantee Period Value:

                       $1,638.83 = $42,000.00 X .0390198

   The Market Adjusted Value would be:

                      $43,638.33 = $42,000.00 + $1,638.83


   A Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the Contract Value, as there were no prior withdrawals:



                 $2,366.30 = ($43,638.33 - .10 X 42,000) X .06


   Thus, the amount payable on withdrawal would be:


                      $41,272.03 = $43,638.33 - $2,366.30


   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be:

                        $819.42 = $21,000.00 X .0390198

   The Market Adjusted Value of $21,000.00 would be:

                       $21,819.42 = $21,000.00 + $819.42

   The Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:


                 $1,057.17 = ($21,819.42 - .1 X $42,000) X .06


   Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:


                      $20,772.08 = $21,819.42 - $1,057.17


   Actual Market Value Adjustment may have a greater or lesser impact than that shown in the Examples, depending on the actual change in interest crediting rates and the timing of the withdrawal or transfer in relation to the time remaining in the Guarantee Period.

                                  APPENDIX B

  KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY
               IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT


   This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRAs). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, Individual Retirement Arrangements (IRAs).



   This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.



   Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.


A. REVOCATION


   Within seven days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801, or call 1-800-621-5001.



   Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.


B. STATUTORY REQUIREMENTS

   This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

   1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

   2. The Contract must be nontransferable by the owner.

   3. The Contract must have flexible premiums.

   4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 701/2 (the required beginning date)(see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 701/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

   If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

   5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

   6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

   1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.


   2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.


   3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

   4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

   5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

   6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs

   1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $3,000 for 2002 through 2004, $4,000 for 2005 through 2007, and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $500 for 2002 through 2005, and $1,000 for 2006 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance are compensation.

   2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $6,000 for the year.

   3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

      a. the maximum annual contribution, or

      b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

   The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

   4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

                  Taxable year beginning in: Phase-out range
                  -------------------------- ----------------
                     2003................... $60,000-$ 70,000
                     2004................... $65,000-$ 75,000
                     2005................... $70,000-$ 80,000
                     2006................... $75,000-$ 85,000
                     2007 and thereafter.... $80,000-$100,000

Single Taxpayers

                   Taxable year beginning in: Phase-out range
                   -------------------------- ---------------
                      2003................... $40,000-$50,000
                      2004................... $45,000-$55,000
                      2005 and thereafter.... $50,000-$60,000


   The phase-out range for married individuals filing separately is $0--$10,000. If you file a joint tax return and are not an active participant in an employer-sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.



   To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.


   5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

   6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 701/2 or thereafter.


   7. For tax years beginning January 1, 2007, a taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer's adjusted gross income.

E. SEP IRAs

   1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $40,000 (indexed for cost-of-living increases beginning after 2002) or 25% of compensation.

   2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

   1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

   2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After 2005, the limit is indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

   3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

   4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

   1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

   2. In general, taxable distributions are included in your gross income in the year you receive them.

   3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

   4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

   You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 701/2 (your 701/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 701/2 until April 1 of the following year (i.e., the required beginning date).

   Annuity payments which begin by April 1 of the year following your 701/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint life expectancy.

   The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

   If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.


   In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.


   If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

   1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. (Except as otherwise indicated, references herein to an "IRA" are to an "individual retirement plan," within the meaning of Section 7701(a)(37) of the Code, other than a Roth IRA.) Roth IRAs are treated the same as other IRAs, except as described here.




   2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.



   3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.



   4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.


J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

   1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 701/2.

   2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

   The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

      (a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the "applicable dollar amount," bears to

      (b) $15,000 (or $10,000 if you are married).

   For this purpose, "adjusted gross income" is determined in accordance with
Section 219(g)(3) of the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

   A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

   1. Rollovers and Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

   You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.


   The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax-free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.


   2. Taxation of Rollovers and Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.


   In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10% penalty tax on premature distributions) will generally not apply unless the amounts rolled over or transferred are withdrawn within the five-year period beginning with the taxable year in which such contribution was made.




   3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

   4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

   A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

   UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NONQUALIFIED

DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

   5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAs


   1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain age 591/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (i.e., a qualified first-time homebuyer distribution under Section 72(t)(2)(F) of the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).


   2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

   An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 591/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

   1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.


   If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.


   2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS


   There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first two years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 591/2. However, the tax on premature distributions does not apply generally:


      1. To amounts that are rolled over or transferred tax-free;


      2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

      3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

      4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

   Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

   If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note:
This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

   We will provide you with any reports required by the Internal Revenue
Service.

R. ESTATE TAX

   Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

   1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

                       Lump Sum Termination At  Lump Sum Termination
           End of Year  Value of Contract*  Age  Value of Contract*
           ----------- -------------------- --- --------------------
                1                           60
                2                           65
                3                           70
                4
                5

--------
* Includes applicable withdrawal charges as described in Item T below.

   2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

                       Lump Sum Termination At  Lump Sum Termination
           End of Year  Value of Contract*  Age  Value of Contract*
           ----------- -------------------- --- --------------------
                1                           60
                2                           65
                3                           70
                4
                5

--------
* Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)


   1. If on the enrollment application you indicated an allocation to a Subaccount or if you transfer Contract Value to a Subaccount, a daily charge of an amount which will equal an aggregate of 1.40% per annum will be assessed against Separate Account Value.


   2. An annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account, Fixed Account and Guarantee Periods.

   3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the Purchase Payments (in a given Contract Year) were received by KILICO; under one year, 7%; over one to two years, 6%; over two to three years, 5%; over three to four years, 5%; over four to five years, 4%; over five to six years, 3%; over six to seven years, 2%; over seven years and thereafter, 0%.

   4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."

   5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
   ----  ----------- ------ ----------- ------ ----------- ------ -----------
    1    $   937.00    14   $16,798.32    27   $40,421.63    40   $ 75,113.26
    2      1,913.00    15    18,310.91    28    42,642.92    41     78,375.30
    3      2,928.90    16    19,868.88    29    44,930.85    42     81,735.20
    4      3,976.63    17    21,473.59    30    47,287.42    43     85,195.89
    5      5,066.14    18    23,126.44    31    49,714.68    44     88,760.41
    6      6,198.41    19    24,828.87    32    52,214.76    45     92,431.86
    7      7,374.46    20    26,582.37    33    54,789.84    46     96,213.46
    8      8,604.34    21    28,388.49    34    57,442.18    47    100,108.50
    9      9,871.11    22    30,248.78    35    60,174.08    48    104,120.40
    10    11,175.88    23    32,164.88    36    62,987.94    49    108,252.65
    11    12,519.80    24    34,138.47    37    65,886.22    50    112,508.87
    12    13,904.03    25    36,171.26    38    68,871.45
    13    15,329.79    26    38,265.04    39    71,946.23

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
   ----  ----------- ------ ----------- ------ ----------- ------ -----------
    1      $  937      14     $1,000      27     $1,000      40     $1,000
    2         946      15      1,000      28      1,000      41      1,000
    3         955      16      1,000      29      1,000      42      1,000
    4         955      17      1,000      30      1,000      43      1,000
    5         964      18      1,000      31      1,000      44      1,000
    6         973      19      1,000      32      1,000      45      1,000
    7         982      20      1,000      33      1,000      46      1,000
    8       1,000      21      1,000      34      1,000      47      1,000
    9       1,000      22      1,000      35      1,000      48      1,000
    10      1,000      23      1,000      36      1,000      49      1,000
    11      1,000      24      1,000      37      1,000      50      1,000
    12      1,000      25      1,000      38      1,000
    13      1,000      26      1,000      39      1,000

--------
* Includes applicable withdrawal charges.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2004

              INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE
                       ADJUSTED DEFERRED ANNUITY CONTRACTS

                         SCUDDER DESTINATIONS/SM/ ANNUITY

                                    Issued By

                     KEMPER INVESTORS LIFE INSURANCE COMPANY

                                       and

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT


   HOME OFFICE: 1400 American Lane, Schaumburg, Illinois 60196 (847) 605-6120

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2004. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing us at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or calling 1-800-621-5001.

                                TABLE OF CONTENTS

                                                                       Page
                                                                       ----
       Services to the Separate Account ..........................      1
       State Regulation ..........................................      2
       Experts ...................................................      2
       Financial Statements ......................................      2
       Report of Independent Auditors ............................      3
       Financial Statements of the Separate Account ..............      4
       Report of Independent Auditors .........................
       Financial Statements of KILICO ............................
       Appendix A State Premium Tax Chart ........................    A-1

                        SERVICES TO THE SEPARATE ACCOUNT


Recordkeeper and Independent Public Accountants for the KILICO Variable Annuity Separate Account

Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.


Effective September 3, 2003 (the "Closing Date"), KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA administers and 100% reinsures certain lines of business currently underwritten by KILICO. FKLA will administer the Contracts for up to one year after the Closing Date. Otherwise, the transfer and coinsurance agreement do not relate directly to the Contracts. The benefits and provisions of the Contracts were not changed by these transactions and agreements.

The independent accountants for the Separate Account are PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2003, 2002 and 2001. The firm performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2003, 2002 and 2001.

Distribution of the Contracts

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), which enters into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

KILICO pays commissions to the selling broker-dealer which may vary but are not anticipated to exceed in the aggregate an amount equal to six and one-quarter percent (6.25%) of Purchase Payments. During 2003, 2002 and 2001, KILICO paid gross commissions of approximately $18.7 million, $46.0 million and $131.4 million, respectively, to licensed insurance agents.

                                STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                     EXPERTS


The consolidated balanced sheets of KILICO as of December 31, 2003 and 2002, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003, and statements of assets, liabilities and contract owners' equity of KILICO Variable Annuity Separate Account as of December 31, 2003, and the related statements of operations and changes in contract owners' equity for the periods indicated, have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.


Effective September 3, 2003, KILICO entered into a coinsurance agreement with FKLA. Pursuant to the coinsurance agreement, KILICO transferred certain of its assets to FKLA. This Statement of Additional Information also contains an unaudited pro forma condensed consolidated income statement for KILICO and subsidiaries for the year ending December 31, 2003 to show how the coinsurance agreement might have affected the historical income statements if the coinsurance agreement had been in effect during the applicable periods.

            Kemper Investors Life Insurance Company and Subsidiaries
           Unaudited Pro Forma Condensed Consolidated Income Statement
                                 (in thousands)
                          Year Ended December 31, 2003

                                              December 31, 2003      Ceded        Transfer of        Assumed     December 31, 2003
                                                 As Reported    Reinsurance (1) Subsidiaries (2) Reinsurance (3)     Pro Forma
                                              ----------------- --------------- ---------------- --------------- -----------------
REVENUE
Net investment income                         $        162,749  $     (122,725) $        (2,778) $            -  $         37,246
Realized capital gains (losses)                         84,632         (83,318)             390               -             1,704
Premium income                                          (1,072)          1,177             (105)              -                 -
Separate account fees and charges                       83,364         (27,114)               -               -            56,250
Broker / dealer commission revenue                      18,671               -          (18,671)              -                 -
Other income                                             7,942          (3,409)          (3,433)          7,387             8,487
                                              ----------------- --------------- ---------------- --------------- -----------------
     Total revenue                                     356,286        (235,389)         (24,597)          7,387           103,687
                                              ----------------- --------------- ---------------- --------------- -----------------

BENEFITS AND EXPENSES
Interest credited to policyholders                     114,885        (101,085)            (367)              -            13,433
Claims incurred and other benefits                      13,562          (4,323)             (49)              -             9,190
Taxes, licenses and fees                                (1,832)           (500)            (200)              -            (2,532)
Commissions                                             45,049         (25,325)          (1,060)              -            18,664
Broker / dealer commission expense                      18,646               -          (18,646)              -                 -
Operating expenses                                      31,079         (15,238)          (4,003)              -            11,838
Deferral of insurance acquisition costs                (49,673)         27,608            1,535               -           (20,530)
Amortization of insurance acquisition costs            151,746        (108,109)             (16)              -            43,621
Amortization of value of business acquired              56,828         (56,828)               -               -                 -
Amortization of goodwill                                     0               -                -               -                 -
Amortization of other intangibles acquired                 506            (506)               -               -                 -
                                              ----------------- --------------- ---------------- --------------- -----------------
      Total benefits and expenses                      380,796        (284,306)         (22,806)              0            73,684
                                              ----------------- --------------- ---------------- --------------- -----------------

                                              ----------------- --------------- ---------------- --------------- -----------------
Income before income tax expense                       (24,510)         48,917           (1,791)          7,387            30,003
                                              ----------------- --------------- ---------------- --------------- -----------------

Income tax expense (benefit)                           (15,323)         23,754             (289)          4,143            12,285
                                              ----------------- --------------- ---------------- --------------- -----------------
Net income                                    $         (9,187) $       25,163  $        (1,502) $        3,244  $         17,718
                                              ================= =============== ================ =============== =================

Kemper Investors Life Insurance Company and Subsidiaries
Notes to Unaudited Proforma Condensed Consolidated Financial Statements

(1) The amounts presented reflect the effect of the Coinsurance Agreement transaction with FKLA and represents the impact on income and expense related to the transferred reinsured assets and liabilities.

(2) Represents the transfer of the KILICO's subsidiaries to FKLA per the Coinsurance Agreement.

(3) The amounts presented reflect the effect of the Modified Coninsurance Agreement with Farmers New World Life Insurance Company, a Washington Corporation ("FNWL") an affiliated company.

                         Report of Independent Auditors

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company and
Contract Owners of the KILICO Variable Annuity Separate Account:

In our opinion, the accompanying statement of assets, liabilities and contract owners' equity and the related statement of operations and changes in contract owners' equity present fairly, in all material respects, the financial position of the subaccounts of the KILICO Variable Annuity Separate Account (which includes the following subaccounts: Alger American Balanced, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, American Century VP Income & Growth, American Century VP Value, Credit Suisse Trust Emerging Markets, Credit Suisse Trust Global Post-Venture Capital, Dreyfus I.P. MidCap Stock, Dreyfus Socially Responsible Growth, Dreyfus VIF Small Company Stock, Fidelity VIP Asset Manager, Fidelity VIP Contrafund, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Index 500, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Strategic Income Securities, Franklin U.S. Government, Franklin Zero Coupon 2010, Mutual Discovery Securities, Mutual Shares Securities, Templeton Developing Markets Securities, ING VP Emerging Markets, ING VP Natural Resources Trust, INVESCO VIF - Financial Services, INVESCO VIF - Health Sciences, INVESCO VIF - Real Estate Opportunity, INVESCO VIF - Utilities, JPMorgan International Opportunities, JPMorgan MidCap Value, JPMorgan Small Company, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Growth and Income, Janus Aspen Mid Cap Growth, Janus Aspen Worldwide Growth, Janus Aspen Mid Cap Value (Perkins), Janus Aspen Small Cap Value (Bay Isle), Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Oppenheimer Strategic Bond, PIMCO Foreign Bond, PIMCO Low Duration, Scudder 21/st/ Century Growth, Scudder Bond, Scudder Capital Growth, Scudder Global Discovery, Scudder Growth and Income, Scudder Health Sciences, Scudder International, Scudder Money Market (Scudder Variable Series I), Scudder Aggressive Growth, Scudder Blue Chip, Scudder Contrarian Value, Scudder Fixed Income, Scudder Global Blue Chip, Scudder Government Securities, Scudder Growth, Scudder High Income, Scudder International Select Equity, Scudder Money Market (Scudder Variable Series II), Scudder New Europe, Scudder Small Cap Growth, Scudder Strategic Income, Scudder Technology Growth, Scudder Total Return, SVS Davis Venture Value, SVS Dreman Financial Services, SVS Dreman High Return Equity, SVS Dreman Small Cap Value, SVS Eagle Focused Large Cap Growth, SVS Focus Value + Growth, SVS Index 500, SVS INVESCO Dynamic Growth, SVS Janus Growth and Income, SVS Janus Growth Opportunities, SVS MFS Strategic Value, SVS Oak Strategic Equity, SVS Turner Mid Cap Growth and Scudder Real Estate Securities, at December 31, 2003 and the results of each of their operations and the changes in each of their contract owners' equity for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Kemper Investors Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of portfolio shares owned at December 31, 2003 with the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Chicago, Illinois
March 4, 2004

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                                                American Century                           Dreyfus
                                                                                     Variable                             Investment
                                       The Alger American Fund                   Portfolios, Inc.    Credit Suisse Trust  Portfolios
                       ------------------------------------------------------ --------------------- --------------------- ----------
                                                                                                                 Credit
                                                                                                                 Suisse
                                                                     Alger                            Credit     Trust
                                               Alger      Alger     American   American               Suisse     Global    Dreyfus
                          Alger     Alger     American   American     Small   Century VP  American    Trust      Post-       I.P.
                        American   American  Leveraged    MidCap    Capitali-  Income &   Century    Emerging   Venture     MidCap
                        Balanced    Growth     AllCap     Growth     zation     Growth    VP Value   Markets     Capital    Stock
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ------------------------------------------------------ --------------------- --------------------- ----------
ASSETS
Investments in
underlying portfolio
funds, at current
market value           $  110,755     23,931     70,229     23,627      6,879     27,249     32,639     31,302     17,881    144,655
Dividends and other
receivables                    --         --         --          2          1         --         --         --         --         --
                       ------------------------------------------------------ --------------------- --------------------- ----------
   Total assets           110,755     23,931     70,229     23,629      6,880     27,249     32,639     31,302     17,881    144,655
LIABILITIES AND CON-
TRACT OWNERS' EQUITY
Liabilities - other
payables                       --         --         --         --         --         --         13         --         --          6
                       ------------------------------------------------------ --------------------- --------------------- ----------
Contract owners'
equity                 $  110,755     23,931     70,229     23,629      6,880     27,249     32,626     31,302     17,881    144,649
                       ====================================================== ===================== ===================== ==========
Accumulation period    $  110,687     23,908     70,226     23,629      6,861     27,233     32,584     31,290     17,881    144,536
Annuity period                 68         22          3         --         19         16         42         12         --        113
                       ------------------------------------------------------ --------------------- --------------------- ----------
Total Contract Owners'
Equity                 $  110,755     23,931     70,229     23,629      6,880     27,249     32,626     31,302     17,881    144,649
                       ====================================================== ===================== ===================== ==========
Units Outstanding          10,651        536     10,008        825        266      4,229      3,906      2,964      2,144     11,521
                       ====================================================== ===================== ===================== ==========

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                          The
                        Dreyfus
                        Socially
                         Respon-   Dreyfus
                         sible     Variable
                         Growth   Investment                                                          Franklin Templeton Variable
                       Fund, Inc.    Fund           Fidelity Variable Insurance Products Fund          Insurance Products Trust
                       --------------------- ------------------------------------------------------ --------------------------------
                         Dreyfus
                        Socially   Dreyfus    Fidelity              Fidelity                         Franklin   Franklin   Franklin
                         Respon-   VIF Small    VIP      Fidelity     VIP      Fidelity   Fidelity    Rising     Small    Strategic
                          sible     Company    Asset       VIP       Equity      VIP        VIP      Dividends Cap Value    Income
                         Growth     Stock     Manager   Contrafund   Income     Growth    Index 500 Securities Securities Securities
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       --------------------- ------------------------------------------------------ --------------------------------
ASSETS
Investments in
underlying portfolio
funds, at current
market value               14,313        272      9,958     71,994     66,640     65,681    115,585      2,782        376      1,571
Dividends and other
receivables                    --         --         --         76         --         --          2          1         --         --
                       --------------------- ------------------------------------------------------ --------------------------------
   Total assets            14,313        272      9,958     72,070     66,640     65,681    115,587      2,783        376      1,571
LIABILITIES AND CON-
TRACT OWNERS' EQUITY
Liabilities - other
payables                       --         --         --         13         12         --         --         --         --         --
                       --------------------- ------------------------------------------------------ --------------------------------
Contract owners'
equity                     14,313        272      9,958     72,057     66,628     65,681    115,587      2,783        376      1,571
                       ===================== ====================================================== ================================
Accumulation period        14,301        272      9,688     71,876     66,561     65,619    115,203      2,783        376      1,571
Annuity period                 12         --        270        181         67         62        384         --         --         --
                       --------------------- ------------------------------------------------------ --------------------------------
Total Contract Owners'
Equity                     14,313        272      9,958     72,057     66,628     65,681    115,587      2,783        376      1,571
                       ===================== ====================================================== ================================
Units Outstanding           1,698         20        424      2,537      2,149      1,497        879        229         28        144
                       ===================== ====================================================== ================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                                                ING VP     ING VP
                                                                               Emerging   Natural
                                                                               Markets   Resources    INVESCO Variable Investment
                        Franklin Templeton Variable Insurance Products Trust  Fund, Inc.   Trust               Funds, Inc.
                       ------------------------------------------------------ ---------- ---------- --------------------------------
                                                                                                                           INVESCO
                                   Franklin                        Templeton               ING VP    INVESCO               VIF-Real
                        Franklin     Zero      Mutual     Mutual   Developing   ING VP    Natural      VIF-     INVESCO     Estate
                          U.S.      Coupon   Discovery    Shares    Markets    Emerging  Resources  Financials VIF-Health  Opportu-
                       Government    2010    Securities Securities Securities  Markets     Trust     Services   Sciences     nity
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ------------------------------------------------------ ---------- ---------- --------------------------------
ASSETS
Investments in
underlying portfolio
funds, at current
market value               11,628     10,535      1,447        911      1,177      7,287      3,684        511      1,058      1,288
Dividends and other
receivables                    --         --         --         --         --         --         --         --         --         --
                       --------------------- -------------------------------- ---------- ---------- --------------------------------
   Total assets            11,628     10,535      1,447        911      1,177      7,287      3,684        511      1,058      1,288
LIABILITIES AND CON-
TRACT OWNERS' EQUITY
Liabilities - other
payables                       --         --         --         --         --         --         --         --         --         --
                       --------------------- -------------------------------- ---------- ---------- --------------------------------
Contract owners'
equity                     11,628     10,535      1,447        911      1,177      7,287      3,684        511      1,058      1,288
                       ===================== ================================ ========== ========== ================================
Accumulation period        11,628     10,535      1,447        911      1,177      7,243      3,684        511      1,058      1,288
Annuity period                 --         --         --         --         --         44         --         --         --         --
                       --------------------- -------------------------------- ---------- ---------- --------------------------------
Total Contract Owners'
Equity                     11,628     10,535      1,447        911      1,177      7,287      3,684        511      1,058      1,288
                       ===================== ================================ ========== ========== ================================
Units Outstanding           1,163      1,056        117         76         82        773        228         42         89         98
                       ===================== ================================ ========== ========== ================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                        INVESCO
                        Variable
                       Investment
                         Funds,
                          Inc.      J.P. Morgan Series Trust II                          Janus Aspen Series
                       ---------- -------------------------------- -----------------------------------------------------------------
                                   JPMorgan                                     Janus
                                    Inter-                                      Aspen                 Janus      Janus      Janus
                         INVESCO   national   JPMorgan   JPMorgan    Janus     Capital     Janus      Aspen      Aspen      Aspen
                           VIF-    Opportu-    MidCap     Small      Aspen    Apprecia-    Aspen    Growth and  Mid Cap   Worldwide
                        Utilities   nities      Value    Company    Balanced     tion      Growth     Income     Growth     Growth
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ---------- -------------------------------- -----------------------------------------------------------------
ASSETS
Investments in
underlying portfolio
funds, at current
market value               12,532     18,835      1,322      9,962    139,284      1,562     84,389         --     62,097    136,087
Dividends and other
receivables                    --         --         --         --         --         --          1         --         --          2
                       ---------- ---------- --------------------- -----------------------------------------------------------------
   Total assets            12,532     18,835      1,322      9,962    139,284      1,562     84,390         --     62,097    136,089
LIABILITIES AND CON-
TRACT OWNERS' EQUITY
Liabilities - other
payables                       --         --         --          1         --         --         11         --         --         --
                       ---------- ---------- --------------------- -----------------------------------------------------------------
Contract owners'
equity                     12,532     18,835      1,322      9,961    139,284      1,562     84,379         --     62,097    136,089
                       ========== ========== ===================== =================================================================
Accumulation period        12,532     18,835      1,322      9,952    138,224      1,562     84,221         --     62,052    135,788
Annuity period                 --         --         --          9      1,060         --        158         --         45        301
                       ---------- ---------- --------------------- -----------------------------------------------------------------
Total Contract Owners'
Equity                     12,532     18,835      1,322      9,961    139,284      1,562     84,379         --     62,097    136,089
                       ========== ========== ===================== =================================================================
Units Outstanding           2,012      1,420        107        719      4,946        187      3,904         --      2,722      4,891
                       ========== ========== ===================== =================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                                                                                            PIMCO
                                                                                                                           Variable
                                                                                                                          Insurance
                         Janus Aspen Series               Oppenheimer Variable Account Funds                                Trust
                       --------------------- ---------------------------------------------------------------------------- ----------
                                    Janus                 Oppen-                                      Oppen-
                         Janus      Aspen      Oppen-     heimer     Oppen-     Oppen-     Oppen-     heimer     Oppen-
                        Aspen Mid  Small Cap   heimer     Capital    heimer     heimer     heimer      Main      heimer     PIMCO
                        Cap Value   Value    Aggressive  Appreci-    Global      High       Main      Street    Strategic   Foreign
                        (Perkins) (Bay Isle)   Growth     ation    Securities   Income     Street    Small Cap    Bond       Bond
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       --------------------- ---------------------------------------------------------------------------- ----------
ASSETS
Investments in
underlying portfolio
funds, at current
market value                  395        916        292      1,571      7,318        785      1,435      3,309      1,370        220
Dividends and other
receivables                    --         --         --         --         --         --         --         --         --         --
                       --------------------- ------------------------------------------------------ --------------------- ----------
   Total assets               395        916        292      1,571      7,318        785      1,435      3,309      1,370        220
LIABILITIES AND CON-
TRACT OWNERS' EQUITY
Liabilities - other
payables                       --         --         --         --         --         --         --         --         --         --
                       --------------------- ------------------------------------------------------ --------------------- ----------
Contract owners'
equity                        395        916        292      1,571      7,318        785      1,435      3,309      1,370        220
                       ===================== ====================================================== ===================== ==========
Accumulation period           395        916        292      1,571      7,318        785      1,435      3,309      1,370        220
Annuity period                 --         --         --         --         --         --         --         --         --         --
                       --------------------- ------------------------------------------------------ --------------------- ----------
Total Contract Owners'
Equity                        395        916        292      1,571      7,318        785      1,435      3,309      1,370        220
                       ===================== ====================================================== ===================== ==========
Units Outstanding              29         68         24        127        517         71        119        241        127         18
                       ===================== ====================================================== ===================== ==========

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                         PIMCO
                        Variable                                                                                           Scudder
                        Insurance                                                                                          Variable
                          Trust                            Scudder Variable Series I                                      Series II
                       ---------- --------------------------------------------------------------------------------------- ----------
                                   Scudder
                                     21st                 Scudder   Scudder     Scudder    Scudder   Scudder     Scudder   Scudder
                        PIMCO Low  Century     Scudder    Capital    Global     Growth     Health     Inter-     Money    Aggressive
                        Duration    Growth      Bond      Growth   Discovery  and Income  Sciences   national    Market     Growth
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ---------- --------------------------------------------------------------------------------------- ----------
ASSETS
Investments in
underlying portfolio
funds, at current
market value                  214     28,050      8,499     49,512     98,017     46,914     74,488     92,296        133     35,502
Dividends and other
receivables                    --         --         --         --         --         --         --          3         --          1
                       ---------- --------------------------------------------------------------------------------------- ----------
   Total assets               214     28,050      8,499     49,512     98,017     46,914     74,488     92,299        133     35,503
LIABILITIES AND
CONTRACT OWNERS'
EQUITY
Liabilities - other
payables                       --         --         --         --         --         --         --         --         --         --
                       ---------- --------------------------------------------------------------------------------------- ----------
Contract owners'
equity                        214     28,050      8,499     49,512     98,017     46,914     74,488     92,299        133     35,503
                       ========== ======================================================================================= ==========
Accumulation period           214     28,050      8,499     49,507     97,996     46,914     74,488     92,200        133     35,501
Annuity period                 --         --         --          5         21         --         --         99         --          2
                       ---------- --------------------------------------------------------------------------------------- ----------
Total Contract
Owners' Equity                214     28,050      8,499     49,512     98,017     46,914     74,488     92,299        133     35,503
                       ========== ======================================================================================= ==========
Units Outstanding              18      6,040      1,053      5,444      7,393      5,799      7,059     11,326         12      3,915
                       ========== ======================================================================================= ==========

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                                      Scudder Variable Series II
                       -------------------------------------------------------------------------------------------------------------
                                                                                                     Scudder
                                                                                                      Inter-
                                    Scudder    Scudder   Scudder     Scudder               Scudder   national   Scudder    Scudder
                         Scudder  Contrarian    Fixed     Global   Government  Scudder      High      Select     Money      Small
                        Blue Chip   Value      Income   Blue Chip  Securities  Growth      Income     Equity     Market   Cap Growth
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       -------------------------------------------------------------------------------------------------------------
ASSETS
Investments in
underlying portfolio
funds, at current
market value              137,124    149,049     98,750     30,965    163,000    239,672    235,033     96,753    181,839    141,227
Dividends and other
receivables                     3          5          3         --         --         13         --         --        134         --
                       -------------------------------------------------------------------------------------------------------------
   Total assets           137,127    149,054     98,753     30,965    163,000    239,685    235,033     96,753    181,973    141,227
LIABILITIES AND
CONTRACT OWNERS'
EQUITY
Liabilities - other
payables                       --         --          6         --         --         --          3         --         --         11
                       -------------------------------------------------------------------------------------------------------------
Contract owner's
 equity                   137,127    149,054     98,747     30,965    163,000    239,685    235,030     96,753    181,973    141,216
                       =============================================================================================================
Accumulation period       136,960    148,736     98,495     30,961    162,203    238,008    233,502     96,449    180,690    141,049
Annuity period                167        318        252          4        797      1,677      1,528        304      1,283        167
                       -------------------------------------------------------------------------------------------------------------
Total Contract
Owner's Equity            137,127    149,054     98,747     30,965    163,000    239,685    235,030     96,753    181,973    141,216
                       =============================================================================================================
Units Outstanding          18,296     32,630     16,883      2,918     37,820     53,620     40,437     33,625     34,208     44,561
                       =============================================================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                           Scudder Variable Series II
                       -------------------------------------------------------------------------------------------------------------
                                                                              SVS Dreman            SVS Eagle
                         Scudder    Scudder   Scudder   SVS Davis  SVS Dreman    High    SVS Dreman  Focused   SVS Focus
                        Strategic Technology   Total     Venture    Financial   Return   Small Cap    Large     Value +      SVS
                         Income     Growth     Return     Value     Services    Equity     Value    Cap Growth   Growth   Index 500
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       -------------------------------------------------------------------------------------------------------------
ASSETS
Investments in
underlying portfolio
funds, at current
market value               28,082    153,806    440,915    161,895     72,507    435,252    222,553     59,386     53,599    203,543
Dividends and other
receivables                    --         --         --         --         --         --         --         --         --          1
                       -------------------------------------------------------------------------------------------------------------
   Total assets            28,082    153,806    440,915    161,895     72,507    435,252    222,553     59,386     53,599    203,544
LIABILITIES AND
CONTRACT OWNERS'
EQUITY
Liabilities - other
payables                       --          5         68         --         --          2          2         --         --         --
                       -------------------------------------------------------------------------------------------------------------
Contract owners'
equity                     28,082    153,801    440,847    161,895     72,507    435,250    222,551     59,386     53,599    203,544
                       =============================================================================================================
Accumulation period        28,041    153,738    437,103    161,817     72,478    434,958    222,313     59,386     53,330    203,534
Annuity period                 41         63      3,744         78         29        292        238         --        269         10
                       -------------------------------------------------------------------------------------------------------------
Total Contract
Owners' Equity             28,082    153,801    440,847    161,895     72,507    435,250    222,551     59,386     53,599    203,544
                       =============================================================================================================
Units Outstanding           2,474     25,760     74,476     16,169      5,779     34,882     39,751      7,149     14,973     25,469
                       =============================================================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                                                          Scudder
                                                                                           Invest-
                                                                                          ments VIT
                                         Scudder Variable Series II                        Funds
                       ----------------------------------------------------------------- ----------
                          SVS                SVS Janus                                    Scudder
                        INVESCO   SVS Janus    Growth    SVS MFS     SVS Oak     SVS        Real
                        Dynamic   Growth and   Oppor-   Strategic  Strategic  Turner Mid   Estate
                        Growth      Income    tunities    Value      Equity   Cap Growth Securities
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ----------------------------------------------------------------- ----------
ASSETS
Investments in
underlying portfolio
funds, at current
market value               26,296    128,067     90,168         28     60,811     85,147         16
Dividends and other
receivables                    --         --         --         --         --         --         --
                       ----------------------------------------------------------------- ----------
   Total assets            26,296    128,067     90,168         28     60,811     85,147         16
LIABILITIES AND
CONTRACT OWNERS'
EQUITY
Liabilities - other
payables                       --          5          5         --         --         --         --
                       ----------------------------------------------------------------- ----------
Contract owners'
equity                     26,296    128,062     90,163         28     60,811     85,147         16
                       ================================================================= ==========
Accumulation period        26,289    128,008     90,163         28     60,810     85,146         16
Annuity period                  7         54         --         --          1          1         --
                       ----------------------------------------------------------------- ----------
Total Contract
Owners' Equity             26,296    128,062     90,163         28     60,811     85,147         16
                       ================================================================= ==========
Units Outstanding           3,310     17,467     16,951          2      9,193      9,951          1
                       ================================================================= ==========

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                                                 The Alger American Fund
                                     -----------------------------------------------------------------------------
                                                                        Alger
                                         Alger          Alger          American         Alger            Alger
                                       American        American       Leveraged        American     American Small
                                       Balanced         Growth          AllCap      MidCap Growth   Capitalization
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
REVENUE
Dividend income                      $      2,062              --              --              --               --
EXPENSES
Mortality and expense risk charges          1,380             244             823             187               66
                                     -----------------------------------------------------------------------------
Net investment income (loss)                  682            (244)           (823)           (187)             (66)
                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                               (948)           (928)         (5,832)           (179)             (41)
Change in unrealized appreciation
(depreciation) of investments              16,319           6,604          23,082           5,400            1,784
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      15,371           5,676          17,250           5,221            1,743
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                      $     16,053           5,432          16,427           5,034            1,677
                                     =============================================================================

                                                                                                       Dreyfus
                                       American Century Variable                                      Investment
                                           Portfolios, Inc.              Credit Suisse Trust          Portfolios
                                     ----------------------------   -----------------------------   --------------
                                       American                     Credit Suisse   Credit Suisse
                                      Century VP       American         Trust        Trust Global
                                       Income &        Century         Emerging      Post-Venture    Dreyfus I.P.
                                        Growth         VP Value        Markets         Capital       MidCap Stock
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ----------------------------   -----------------------------   --------------
REVENUE
Dividend income                               218             276              --              --              344
EXPENSES
Mortality and expense risk charges            251             355             311             190            1,602
                                     ----------------------------   -----------------------------   --------------
Net investment income (loss)
                                              (33)            (79)           (311)           (190)          (1,258)
                                     ----------------------------   -----------------------------   --------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                                125            (252)           (361)         (2,766)            (261)
Change in unrealized appreciation
(depreciation) of investments               4,915           7,017           8,715           8,167           32,461
                                     ----------------------------   -----------------------------   --------------
Net realized and unrealized gain
(loss) on investments                       5,040           6,765           8,354           5,401           32,200
                                     ----------------------------   -----------------------------   --------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             5,007           6,686           8,043           5,211           30,942
                                     ============================   =============================   ==============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                      The Dreyfus
                                       Socially        Dreyfus
                                      Responsible      Variable
                                     Growth Fund,    Investment
                                         Inc.            Fund         Fidelity Variable Insurance Products Fund
                                     ----------------------------   ----------------------------------------------
                                        Dreyfus
                                       Socially      Dreyfus VIF
                                      Responsible   Small Company   Fidelity VIP    Fidelity VIP     Fidelity VIP
                                        Growth          Stock       Asset Manager    Contrafund     Equity Income
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ----------------------------   ----------------------------------------------
REVENUE
Dividend income                                15              --             215             269              871
EXPENSES
Mortality and expense risk charges            173               1              88             768              681
                                     ----------------------------   ----------------------------------------------
Net investment income (loss)                 (158)             (1)            127            (499)             190
                                     ----------------------------   ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                             (1,362)              1             (74)           (162)          (1,129)
Change in unrealized appreciation
(depreciation) of investments               4,352              21           1,022          15,148           14,839
                                     ----------------------------   ----------------------------------------------
Net realized and unrealized gain
(loss) on investments                       2,990              22             948          14,986           13,710
                                     ----------------------------   ----------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             2,832              21           1,075          14,487           13,900
                                     ============================   ==============================================

                                     Fidelity Variable Insurance         Franklin Templeton Variable Insurance
                                            Products Fund                           Products Trust
                                     ----------------------------   ----------------------------------------------
                                                                      Franklin        Franklin         Franklin
                                                                       Rising         Small Cap        Strategic
                                     Fidelity VIP   Fidelity VIP      Dividends         Value           Income
                                        Growth        Index 500      Securities      Securities       Securities
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                     ----------------------------   ----------------------------------------------
REVENUE
Dividend income                               160           1,426              11              --                3
EXPENSES
Mortality and expense risk charges            757           1,276               8               1                6
                                     ----------------------------   ----------------------------------------------
Net investment income (loss)                 (597)            150               3              (1)              (3)
                                     ----------------------------   ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                             (1,933)         (3,978)              1              --               15
Change in unrealized appreciation
(depreciation) of investments              18,392          27,567             164              35               62
                                     ----------------------------   ----------------------------------------------
Net realized and unrealized gain
(loss) on investments                      16,459          23,589             165              35               77
                                     ----------------------------   ----------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                            15,862          23,739             168              34               74
                                     ============================   ==============================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                                 Franklin Templeton Variable Insurance Products Trust
                                    ------------------------------------------------------------------------------
                                                                                                      Templeton
                                                                        Mutual                        Developing
                                    Franklin U.S.   Franklin Zero     Discovery     Mutual Shares       Markets
                                     Government      Coupon 2010      Securities      Securities      Securities
                                     Subaccount      Subaccount       Subaccount      Subaccount      Subaccount
                                    ------------------------------------------------------------------------------
REVENUE
Dividend income                                 3               3               1               1                1
EXPENSES
Mortality and expense risk charges             61              55               5               4                4
                                    ------------------------------------------------------------------------------
Net investment income (loss)                  (58)            (52)             (4)             (3)              (3)
                                    ------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                                 (2)             (5)              2              --              108
Change in unrealized appreciation
(depreciation) of investments                  76            (140)            133              81               75
                                    ------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                          74            (145)            135              81              183
                                    ------------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                                16            (197)            131              78              180
                                    ==============================================================================

                                       ING VP          ING VP
                                       Emerging        Natural
                                    Markets Fund,     Resources
                                         Inc.           Trust           INVESCO Variable Investment Funds, Inc.
                                    -------------   -------------   ----------------------------------------------
                                                       ING VP
                                       ING VP          Natural      INVESCO VIF-    INVESCO VIF-     INVESCO VIF-
                                      Emerging        Resources      Financials        Health        Real Estate
                                       Markets          Trust         Services        Sciences       Opportunity
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                    -------------   -------------   ----------------------------------------------
REVENUE
Dividend income                                --              --               2              --               18
EXPENSES
Mortality and expense risk charges             73              38               2               4                5
                                    -------------   -------------   ----------------------------------------------
Net investment income (loss)                  (73)            (38)              0              (4)              13
                                    -------------   -------------   ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                                171              21              10               2               19
Change in unrealized appreciation
(depreciation) of investments               2,092             786              37              86               91
                                    -------------   -------------   ----------------------------------------------
Net realized and unrealized gain
(loss) on investments                       2,263             807              47              88              110
                                    -------------   -------------   ----------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             2,190             769              47              84              123
                                    =============   =============   ==============================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                        INVESCO
                                       Variable
                                      Investment
                                      Funds, Inc.            J.P. Morgan Series Trust II
                                     ------------   ---------------------------------------------
                                                       JPMorgan
                                     INVESCO VIF-   International      JPMorgan       JPMorgan
                                       Utilities    Opportunities   MidCap Value    Small Company
                                      Subaccount      Subaccount      Subaccount     Subaccount
                                     ------------   ---------------------------------------------
REVENUE
Dividend income                               138              --              --              --
EXPENSES
Mortality and expense risk charges            137              81               5             119
                                     ------------   ---------------------------------------------
Net investment income (loss)                    1             (81)             (5)           (119)
                                     ------------   ---------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS)ON INVESTMENTS
Net realized gain (loss) on sale
of investments                               (959)            122               3            (131)
Change in unrealized appreciation
(depreciation) of investments               2,401           2,872             101           2,804
                                     ------------   ---------------------------------------------
Net realized and unrealized gain
(loss) on investments                       1,442           2,994             104           2,673
                                     ------------   ---------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             1,443           2,913              99           2,554
                                     ============   =============================================

                                                                          Janus Aspen Series
                                     --------------------------------------------------------------------------------------------
                                                     Janus Aspen                     Janus Aspen                     Janus Aspen
                                     Janus Aspen       Capital       Janus Aspen      Growth and      Janus Aspen      Worldwide
                                       Balanced      Appreciation       Growth          Income      MidCap Growth       Growth
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     --------------------------------------------------------------------------------------------
REVENUE
Dividend income                             3,088               7              69              --               --          1,436
EXPENSES
Mortality and expense risk charges          1,838              20           1,067             105              730          1,680
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)                1,250             (13)           (998)           (105)            (730)          (244)
                                     --------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS)ON INVESTMENTS
Net realized gain (loss) on sale
of investments                             (1,882)           (150)        (45,041)        (32,978)          (3,398)        (9,038)
Change in unrealized appreciation
(depreciation) of investments              17,298             415          63,813          31,001           20,408         35,723
                                     --------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      15,416             265          18,772          (1,977)          17,010         26,685
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                            16,666             252          17,774          (2,082)          16,280         26,441
                                     ============================================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                          Janus Aspen Series              Oppenheimer Variable Account Funds
                                     ----------------------------   ----------------------------------------------
                                     Janus Aspen     Janus Aspen
                                       MidCap         Small Cap      Oppenheimer     Oppenheimer     Oppenheimer
                                        Value           Value         Aggressive       Capital          Global
                                      (Perkins)       (Bay Isle)        Growth       Appreciation     Securities
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ----------------------------   ----------------------------------------------
REVENUE
Dividend income                                --              --              --              --               --
EXPENSES
Mortality and expense risk charges              2               4               1               5               19
                                     ----------------------------   ----------------------------------------------
Net investment income (loss)                   (2)             (4)             (1)             (5)             (19)
                                     ----------------------------   ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss)on sale
of investments                                 14              10               8               9               21
Change in unrealized appreciation
(depreciation) of investments                  49              84               4             111              744
                                     ----------------------------   ----------------------------------------------
Net realized and unrealized gain
(loss) on investments                          63              94              12             120              765
                                     ----------------------------   ----------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                                61              90              11             115              746
                                     ============================   ==============================================

                                                                                                    PIMCO Variable
                                                                                                       Insurance
                                                  Oppenheimer Variable Account Funds                     Trust
                                     ------------------------------------------------------------   --------------
                                                                     Oppenheimer     Oppenheimer
                                      Oppenheimer    Oppenheimer      Main Steet      Strategic      PIMCO Foreign
                                      High Income     Main Street     Small Cap         Bond             Bond
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ------------------------------------------------------------   --------------
REVENUE
Dividend income                                --              --              --              --                6
EXPENSES
Mortality and expense risk charges              4               5              13               5                3
                                     ------------------------------------------------------------   --------------
Net investment income (loss)                   (4)             (5)            (13)             (5)               3
                                     ------------------------------------------------------------   --------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss)on sale
of investments                                  8              11              22               2                3
Change in unrealized appreciation
(depreciation) of investments                  36             107             354              65               (4)
                                     ------------------------------------------------------------   --------------
Net realized and unrealized gain
(loss) on investments                          44             118             376              67               (1)
                                     ------------------------------------------------------------   --------------
Net increase (decrease) in
contract owners' equity resulting
from operations                                40             113             363              62                2
                                     ============================================================   ==============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                         PIMCO
                                       Variable
                                      Insurance
                                        Trust                         Scudder Variable Series I
                                     ------------   --------------------------------------------------------------
                                                    Scudder 21st                       Scudder          Scudder
                                      PIMCO Low        Century                         Capital          Global
                                       Duration        Growth       Scudder Bond        Growth         Discovery
                                      Subaccount     Subaccount       Subaccount      Subaccount      Subaccount
                                     ------------   --------------------------------------------------------------
REVENUE
Dividend income                                 4              --             769             173               72
EXPENSES
Mortality and expense risk charges              3             335             192             578            1,056
                                     ------------   --------------------------------------------------------------
Net investment income (loss)                    1            (335)            577            (405)            (984)
                                     ------------   --------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                                  2          (4,525)            350          (4,151)          (4,488)
Change in unrealized appreciation
(depreciation) of investments                  (2)         11,076            (246)         13,957           35,761
                                     ------------   --------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                          --           6,551             104           9,806           31,273
                                     ------------   --------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                                 1           6,216             681           9,401           30,289
                                     ============   ==============================================================

                                                                                                       Scudder
                                                                                                       Variable
                                                      Scudder Variable Series I                       Series II
                                     ------------------------------------------------------------   --------------
                                        Scudder        Scudder         Scudder                          Scudder
                                        Growth          Health          Inter-         Scudder        Aggressive
                                      and Income       Sciences        national      Money Market       Growth
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ------------------------------------------------------------   --------------
REVENUE
Dividend income                               415              --             667               1               --
EXPENSES
Mortality and expense risk charges            560             845           1,147               2              431
                                     ------------------------------------------------------------   --------------
Net investment income (loss)                 (145)           (845)           (480)             (1)            (431)
                                     ------------------------------------------------------------   --------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                             (1,931)           (429)            558              --           (6,481)
Change in unrealized appreciation
(depreciation) of investments              11,262          18,129          19,746              --           15,513
                                     ------------------------------------------------------------   --------------
Net realized and unrealized gain
(loss) on investments                       9,331          17,700          20,304              --            9,032
                                     ------------------------------------------------------------   --------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             9,186          16,855          19,824              (1)           8,601
                                     ============================================================   ==============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                                              Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                                       Scudder                         Scudder         Scudder
                                       Scudder       Contrarian        Scudder         Global         Government
                                      Blue Chip         Value        Fixed Income     Blue Chip       Securities
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
REVENUE
Dividend income                               752           2,359           3,666              91           10,737
EXPENSES
Mortality and expense risk charges          1,585           1,667           1,445             348            2,867
                                     -----------------------------------------------------------------------------
Net investment income (loss)                 (833)            692           2,221            (257)           7,870
                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                             (9,868)         (2,020)          1,282            (780)           2,107
Change in unrealized appreciation
(depreciation) of investments              41,223          35,593             177           7,467           (8,686)
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      31,355          33,573           1,459           6,687           (6,579)
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                            30,522          34,265           3,680           6,430            1,291
                                     =============================================================================

                                                              Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                                                       Scudder
                                        Scudder      Scudder High   International   Scudder Money   Scudder Small
                                        Growth          Income      Select Equity       Market        Cap Growth
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
REVENUE
Dividend income                               253          16,705             966           1,881               --
EXPENSES
Mortality and expense risk charges          2,872           2,747           1,033           3,306            1,574
                                     -----------------------------------------------------------------------------
Net investment income (loss)               (2,619)         13,958             (67)         (1,425)          (1,574)
                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                            (19,652)         (2,693)         (3,685)             --          (22,937)
Change in unrealized appreciation
(depreciation) of investments              70,479          31,121          24,271              --           56,035
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      50,827          28,428          20,586              --           33,098
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                            48,208          42,386          20,519          (1,425)          31,524
                                     =============================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                                              Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                       Scudder         Scudder                                        SVS Dreman
                                      Strategic      Technology     Scudder Total     SVS Davis        Financial
                                        Income         Growth          Return       Venture Value      Services
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
REVENUE
Dividend income                               387              --          13,111             666              905
EXPENSES
Mortality and expense risk charges            413           1,767           5,520           1,794              868
                                     -----------------------------------------------------------------------------
Net investment income (loss)                  (26)         (1,767)          7,591          (1,128)              37
                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                              1,842         (93,567)        (14,047)         (1,332)            (266)
Change in unrealized appreciation
(depreciation) of investments                (370)        142,110          70,863          36,038           15,023
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                       1,472          48,543          56,816          34,706           14,757
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             1,446          46,776          64,407          33,578           14,794
                                     =============================================================================

                                                              Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                      SVS Dreman     SVS Dreman       SVS Eagle       SVS Focus
                                     High Return      Small Cap     Focused Large       Value
                                        Equity          Value        Cap Growth       + Growth      SVS Index 500
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
REVENUE
Dividend income                             7,079           4,217              --             356            1,833
EXPENSES
Mortality and expense risk charges          4,907           2,314             676             595            2,348
                                     -----------------------------------------------------------------------------
Net investment income (loss)                2,172           1,903            (676)           (239)            (515)
                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                              1,483             181          (1,314)         (2,905)          (8,297)
Change in unrealized appreciation
(depreciation) of investments              93,967          57,516          12,987          15,291           49,784
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      95,450          57,697          11,673          12,386           41,487
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                            97,622          59,600          10,997          12,147           40,972
                                     =============================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                                                                                                          Scudder
                                                                                                                        Investments
                                                             Scudder Variable Series II                                  VIT Funds
                               --------------------------------------------------------------------------------------   ------------
                               SVS INVESCO    SVS Janus       SVS Janus       SVS MFS        SVS Oak         SVS        Scudder Real
                                 Dynamic      Growth and       Growth        Strategic      Strategic     Turner Mid       Estate
                                 Growth         Income      Opportunities      Value         Equity       Cap Growth     Securities
                               Subaccount     Subaccount     Subaccount      Subaccount    Subaccount     Subaccount     Subaccount
                               --------------------------------------------------------------------------------------   ------------
REVENUE
Dividend income                         --            820              --             --            --             --             --
EXPENSES
Mortality and expense risk
charges                                294          1,610           1,128             --           607            863             --
                               --------------------------------------------------------------------------------------   ------------
Net investment income (loss)          (294)          (790)         (1,128)            --          (607)          (863)            --
                               --------------------------------------------------------------------------------------   ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
sale of investments                   (171)        (5,392)        (11,664)            --          (813)          (897)            --
Change in unrealized
appreciation (depreciation)
of investments                       6,663         30,931          31,165              3        18,035         25,069              1
                               --------------------------------------------------------------------------------------   ------------
Net realized and unrealized
gain (loss) on investments           6,492         25,539          19,501              3        17,222         24,172              1
                               --------------------------------------------------------------------------------------   ------------
Net increase (decrease) in
contract owners' equity
resulting from operations            6,198         24,749          18,373              3        16,615         23,309              1
                               ======================================================================================   ============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                                                  The Alger American Fund
                                     -----------------------------------------------------------------------------
                                                                        Alger                           Alger
                                        Alger           Alger          American         Alger         American
                                       American       American        Leveraged       American          Small
                                       Balanced        Growth           AllCap      MidCap Growth   Capitalization
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)         $        682            (244)           (823)           (187)             (66)
Net realized gain (loss) on sale
 of investments                              (948)           (928)         (5,832)           (179)             (41)
Change in unrealized appreciation
 (depreciation) of investments             16,319           6,604          23,082           5,400            1,784
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              16,053           5,432          16,427           5,034            1,677
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         5,202           2,811           4,520           3,610            1,118
Net transfer (to) from affiliate
 and subaccounts                            3,454           2,281           2,517           8,357            1,094
Payments for redemptions
                                           (3,718)         (1,617)         (1,782)           (875)            (293)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (267)            (22)           (170)            (12)              (6)
Annuity payout reserve adjustment              (5)            (13)              0             (11)             (26)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            4,666           3,440           5,085          11,069            1,887
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   20,719           8,872          21,512          16,103            3,564
CONTRACT OWNERS' EQUITY
Beginning of period                        90,036          15,059          48,717           7,526            3,316
                                     -----------------------------------------------------------------------------
End of period                        $    110,755          23,931          70,229          23,629            6,880
                                     =============================================================================

                                                                                                       Dreyfus
                                       American Century Variable                                      Investment
                                           Portfolios, Inc.              Credit Suisse Trust          Portfolios
                                     ----------------------------   -----------------------------   --------------
                                       American                     Credit Suisse   Credit Suisse
                                      Century VP      American          Trust        Trust Global
                                       Income &       Century         Emerging      Post-Venture     Dreyfus I.P.
                                        Growth        VP Value         Markets         Capital       MidCap Stock
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                     ----------------------------   -----------------------------   --------------
OPERATIONS
Net investment income (loss)                  (33)            (79)           (311)           (190)          (1,258)
Net realized gain (loss) on sale
 of investments                               125            (252)           (361)         (2,766)            (261)
Change in unrealized appreciation
 (depreciation) of investments              4,915           7,017           8,715           8,167           32,461
                                     ----------------------------   -----------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               5,007           6,686           8,043           5,211           30,942
                                     ----------------------------   -----------------------------   --------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                         3,215           4,328           1,503             602            6,688
Net transfer (to) from affiliate
 and subaccounts                            5,452            (236)          3,356           1,010            9,907
Payments for redemptions                   (1,106)         (2,111)           (888)           (298)          (3,451)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (45)            (22)            (60)            (38)            (319)
Annuity payout reserve adjustment              (1)             --              --              (1)               8
                                     ----------------------------   -----------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            7,515           1,959           3,911           1,275           12,833
                                     ----------------------------   -----------------------------   --------------
Total increase (decrease) in
 contract owners' equity                   12,522           8,645          11,954           6,486           43,775
CONTRACT OWNERS' EQUITY
Beginning of period                        14,727          23,981          19,348          11,395          100,874
                                     ----------------------------   -----------------------------   --------------
End of period                              27,249          32,626          31,302          17,881          144,649
                                     ============================   =============================   ==============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                      The Dreyfus
                                       Socially       Dreyfus
                                      Responsible     Variable
                                     Growth Fund,    Investment
                                         Inc.           Fund          Fidelity Variable Insurance Products Fund
                                     ----------------------------   ----------------------------------------------
                                        Dreyfus      Dreyfus VIF
                                       Socially     Small Company
                                      Responsible       Stock        Fidelity VIP    Fidelity VIP    Fidelity VIP
                                        Growth       Subaccount     Asset Manager    Contrafund     Equity Income
                                      Subaccount        (a)           Subaccount      Subaccount      Subaccount
                                     ----------------------------   ----------------------------------------------
OPERATIONS
Net investment income (loss)                 (158)             (1)            127            (499)             190
Net realized gain (loss) on sale
 of investments                            (1,362)              1             (74)           (162)          (1,129)
Change in unrealized appreciation
 (depreciation) of investments              4,352              21           1,022          15,148           14,839
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               2,832              21           1,075          14,487           13,900
                                     ----------------------------   ----------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                         1,261              30             781           5,249            5,850
Net transfer (to) from affiliate
 and subaccounts                             (684)            224           3,080           4,774            6,784
Payments for redemptions                     (743)             (3)           (887)         (6,538)          (4,779)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (32)             --              (8)            (48)             (61)
Annuity payout reserve adjustment              --              --              33              79               --
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                             (198)            251           2,999           3,516            7,794
                                     ----------------------------   ----------------------------------------------
Total increase (decrease) in
 contract owners' equity                    2,634             272           4,074          18,003           21,694
CONTRACT OWNERS' EQUITY
Beginning of period                        11,679              --           5,884          54,054           44,934
                                     ----------------------------   ----------------------------------------------
End of period                              14,313             272           9,958          72,057           66,628
                                     ============================   ==============================================

                                     Fidelity Variable Insurance         Franklin Templeton Variable Insurance
                                            Products Fund                           Products Trust
                                     ----------------------------   ----------------------------------------------
                                                                      Franklin        Franklin
                                                                       Rising          Small           Franklin
                                                                     Dividends       Cap Value        Strategic
                                     Fidelity VIP   Fidelity VIP     Securities      Securities         Income
                                        Growth        Index 500      Subaccount      Subaccount       Securities
                                      Subaccount      Subaccount         (a)             (a)        Subaccount (a)
                                     ----------------------------   ----------------------------------------------
OPERATIONS
Net investment income (loss)                 (597)            150               3              (1)              (3)
Net realized gain (loss) on sale
 of investments                            (1,933)         (3,978)              1              --               15
Change in unrealized appreciation
 (depreciation) of investments             18,392          27,567             164              35               62
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              15,862          23,739             168              34               74
                                     ----------------------------   ----------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                         6,319          10,002             376              52              348
Net transfer (to) from affiliate
 and subaccounts                           (5,027)         (5,702)          2,253             290            1,187
Payments for redemptions                   (5,213)        (10,006)            (13)             --              (38)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (55)           (107)             (1)             --               --
Annuity payout reserve adjustment              (2)             (3)             --              --               --
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           (3,978)         (5,816)          2,615             342            1,497
                                     ----------------------------   ----------------------------------------------
Total increase (decrease) in
 contract owners' equity                   11,884          17,923           2,783             376            1,571
CONTRACT OWNERS' EQUITY
Beginning of period                        53,797          97,664              --              --               --
                                     ----------------------------   ----------------------------------------------
End of period                              65,681         115,587           2,783             376            1,571
                                     ============================   ==============================================

(a) For the period (commencement of operations): May 12, 2003 - December 31, 2003 Dreyfus VIF Small Company Stock Subaccount
(a) For the period (commencement of operations): May 6, 2003 - December 31, 2003 Franklin Rising Dividends Securities Subaccount
(a) For the period (commencement of operations): May 16, 2003 - December 31, 2003 Franklin Small Cap Value Securities Subaccount
(a) For the period (commencement of operations): May 15, 2003 - December 31, 2003 Franklin Strategic Income Securities Subaccount

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                                 Franklin Templeton Variable Insurance Products Trust
                                     -----------------------------------------------------------------------------
                                       Franklin                         Mutual                         Templeton
                                         U.S.       Franklin Zero     Discovery     Mutual Shares     Developing
                                      Government     Coupon 2010      Securities      Securities        Markets
                                      Subaccount     Subaccount       Subaccount      Subaccount      Securities
                                          (b)            (b)             (b)             (b)          Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                  (58)            (52)             (4)             (3)              (3)
Net realized gain (loss) on sale
 of investments                                (2)             (5)              2              --              108
Change in unrealized appreciation
 (depreciation) of investments                 76            (140)            133              81               75
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                  16            (197)            131              78              180
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                         1,808           1,468             288              65               70
Net transfer (to) from affiliate
 and subaccounts                           10,091           9,510           1,051             792              909
Payments for redemptions                     (250)           (211)            (23)            (24)             (11)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (37)            (35)             --              --               --
Annuity payout reserve adjustment              --              --              --              --               --
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           11,612          10,732           1,316             833              968
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   11,628          10,535           1,447             911            1,148
CONTRACT OWNERS' EQUITY
Beginning of period                            --              --              --              --               29
                                     -----------------------------------------------------------------------------
End of period                              11,628          10,535           1,447             911            1,177
                                     =============================================================================

                                        ING VP         ING VP
                                       Emerging        Natural
                                       Markets        Resources
                                      Fund, Inc.        Trust           INVESCO Variable Investment Funds, Inc.
                                     ------------   -------------   ----------------------------------------------

                                                       ING VP        INVESCO VIF-    INVESCO VIF-    INVESCO VIF-
                                        ING VP         Natural        Financials       Health        Real Estate
                                       Emerging       Resources       Services        Sciences       Opportunity
                                        Markets        Trust         Subaccount      Subaccount      Subaccount
                                      Subaccount     Subaccount          (b)             (b)             (b)
                                     ------------   -------------   ----------------------------------------------
OPERATIONS
Net investment income (loss)                  (73)            (38)             --              (4)              13
Net realized gain (loss) on sale
 of investments                               171              21              10               2               19
Change in unrealized appreciation
 (depreciation) of investments              2,092             786              37              86               91
                                     ------------   -------------   ----------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               2,190             769              47              84              123
                                     ------------   -------------   ----------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                           396             183             134             174              213
Net transfer (to) from affiliate
 and subaccounts                              (47)            138             330             811              968
Payments for redemptions                     (482)           (436)             --             (11)             (16)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                (5)             (3)             --              --               --
Annuity payout reserve adjustment              (1)             --              --              --               --
                                     ------------   -------------   ----------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                             (139)           (118)            464             974            1,165
                                     ------------   -------------   ----------------------------------------------
Total increase (decrease) in
 contract owners' equity                    2,051             651             511           1,058            1,288
CONTRACT OWNERS' EQUITY
Beginning of period                         5,236           3,033              --              --               --
                                     ------------   -------------   ----------------------------------------------
End of period                               7,287           3,684             511           1,058            1,288
                                     ============   =============   ==============================================

(b) For the period (commencement of operations): May 5, 2003 - December 31, 2003 Franklin U.S. Government Subaccount
(b) For the period (commencement of operations): May 12, 2003 - December 31, 2003 Franklin Zero Coupon 2010 Subaccount
(b) For the period (commencement of operations): May 5, 2003 - December 31, 2003 Mutual Discovery Securities Subaccount
(b) For the period (commencement of operations): May 15, 2003 - December 31, 2003 Mutual Shares Securities Subaccount
(b) For the period (commencement of operations): May 2, 2003 - December 31, 2003 INVESCO VIF - Financial Services Subaccount
(b) For the period (commencement of operations): May 6, 2003 - December 31, 2003 INVESCO VIF - Health Sciences Subaccount
(b) For the period (commencement of operations): May 8, 2003 - December 31, 2003 INVESCO VIF - Real Estate Opportunity Subaccount

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                       INVESCO
                                      Variable
                                      Investment                                                     Janus Aspen
                                      Funds, Inc.           J.P. Morgan Series Trust II                Series
                                     ------------------------------------------------------------   --------------
                                                      JPMorgan         JPMorgan
                                       INVESCO      International       MidCap        JPMorgan
                                         VIF-       Opportunities       Value           Small        Janus Aspen
                                      Utilities       Subaccount      Subaccount       Company         Balanced
                                      Subaccount         (c)             (c)         Subaccount      Subaccount
                                     ------------------------------------------------------------   --------------
OPERATIONS
Net investment income (loss)                    1             (81)             (5)           (119)           1,250
Net realized gain (loss) on sale
 of investments                              (959)            122               3            (131)          (1,882)
Change in unrealized appreciation
 (depreciation) of investments              2,401           2,872             101           2,804           17,298
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               1,443           2,913              99           2,554           16,666
                                     ------------------------------------------------------------   --------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                         1,207           1,195             206           1,510           10,846
Net transfer (to) from affiliate
 and subaccounts                            1,496          15,115           1,042          (1,827)         (15,302)
Payments for redemptions                     (334)           (333)            (25)           (534)         (14,647)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (27)            (55)             --              (9)             (96)
Annuity payout reserve adjustment              --              --              --               2                8
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            2,342          15,922           1,223            (858)         (19,191)
                                     ------------------------------------------------------------   --------------
Total increase (decrease) in
 contract owners' equity                    3,785          18,835           1,322           1,696           (2,525)
CONTRACT OWNERS' EQUITY
Beginning of period                         8,747              --              --           8,265          141,809
                                     ------------------------------------------------------------   --------------
End of period                              12,532          18,835           1,322           9,961          139,284
                                     ============================================================   ==============

                                                                  Janus Aspen Series
                                     -----------------------------------------------------------------------------
                                                                     Janus Aspen
                                     Janus Aspen                      Growth and     Janus Aspen     Janus Aspen
                                       Capital       Janus Aspen        Income         Mid Cap        Worldwide
                                     Appreciation      Growth         Subaccount       Growth           Growth
                                      Subaccount      Subaccount         (c)          Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                  (13)           (998)           (105)           (730)            (244)
Net realized gain (loss) on sale
 of investments                              (150)        (45,041)        (32,978)         (3,398)          (9,038)
Change in unrealized appreciation
 (depreciation) of investments                415          63,813          31,001          20,408           35,723
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                 252          17,774          (2,082)         16,280           26,441
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                            21           6,448              48           5,586           10,560
Net transfer (to) from affiliate
 and subaccounts                               83         (40,760)        (40,614)        (11,026)         (21,056)
Payments for redemptions                     (146)         (8,983)           (387)         (5,324)         (13,712)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                (4)           (119)             (5)            (81)            (124)
Annuity payout reserve adjustment              --              (2)             --              (4)             (51)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              (46)        (43,416)        (40,958)        (10,849)         (24,383)
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                      206         (25,642)        (43,040)          5,431            2,058
CONTRACT OWNERS' EQUITY
Beginning of period                         1,356         110,021          43,040          56,666          134,031
                                     -----------------------------------------------------------------------------
End of period                               1,562          84,379              --          62,097          136,089
                                     =============================================================================

(c) For the period (commencement of operations): June 6, 2003 - December 31, 2003 JPMorgan International Opportunities Subaccount
(c) For the period (commencement of operations): May 5, 2003 - December 31, 2003 JPMorgan MidCap Value Subaccount
(c) For the period (cessation of operations): January 1, 2003 - March 7, 2003 Janus Aspen Growth and Income Subaccount

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                         Janus Aspen Series               Oppenheimer Variable Account Funds
                                     ----------------------------   ----------------------------------------------
                                     Janus Aspen     Janus Aspen
                                        Mid Cap         Small        Oppenheimer     Oppenheimer     Oppenheimer
                                         Value        Cap Value      Aggressive        Capital         Global
                                       (Perkins)     (Bay Isle)        Growth        Appreciation     Securities
                                      Subaccount      Subaccount     Subaccount       Subaccount      Subaccount
                                         (d)            (d)             (d)              (d)            (d)
                                     ----------------------------   ----------------------------------------------
OPERATIONS
Net investment income (loss)                   (2)             (4)             (1)             (5)             (19)
Net realized gain (loss) on sale
 of investments                                14              10               8               9               21
Change in unrealized appreciation
 (depreciation) of investments                 49              84               4             111              744
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                  61              90              11             115              746
                                     ----------------------------   ----------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                            38              70              41             309              555
Net transfer (to) from affiliate
 and subaccounts                              496             763             267           1,177            6,090
Payments for redemptions                     (200)             (7)            (27)            (29)             (72)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                --              --              --              (1)              (1)
Annuity payout reserve adjustment              --              --              --              --               --
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              334             826             281           1,456            6,572
                                     ----------------------------   ----------------------------------------------
Total increase (decrease) in
 contract owners' equity                      395             916             292            1,571           7,318
CONTRACT OWNERS' EQUITY
Beginning of period                            --              --              --              --               --
                                     ----------------------------   ----------------------------------------------
End of period                                 395             916             292           1,571            7,318
                                     ============================   ==============================================

                                                                                                    PIMCO Variable
                                                                                                      Insurance
                                                 Oppenheimer Variable Account Funds                     Trust
                                     ------------------------------------------------------------   --------------
                                                                     Oppenheimer     Oppenheimer
                                      Oppenheimer    Oppenheimer      Main Steet      Strategic         PIMCO
                                      High Income    Main Street      Small Cap         Bond           Foreign
                                      Subaccount     Subaccount      Subaccount      Subaccount         Bond
                                         (d)             (d)             (d)             (d)          Subaccount
                                     ------------------------------------------------------------   --------------
OPERATIONS
Net investment income (loss)                   (4)             (5)            (13)             (5)               3
Net realized gain (loss) on sale
 of investments                                 8              11              22               2                3
Change in unrealized appreciation
 (depreciation) of investments                 36             107             354              65               (4)
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                  40             113             363              62                2
                                     ------------------------------------------------------------   --------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                           317             434             424             268                2
Net transfer (to) from affiliate
 and subaccounts                              448             892           2,578           1,046               41
Payments for redemptions                      (20)             (3)            (51)             (6)             (35)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                --              (1)             (5)             --               --
Annuity payout reserve adjustment              --              --              --              --               --
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              745           1,322           2,946           1,308                8
                                     ------------------------------------------------------------   --------------
Total increase (decrease) in
 contract owners' equity                      785           1,435           3,309           1,370               10
CONTRACT OWNERS' EQUITY
Beginning of period                            --              --              --              --              210
                                     ------------------------------------------------------------   --------------
End of period                                 785           1,435           3,309           1,370              220
                                     ============================================================   ==============

(d) For the period (commencement of operations): May 12, 2003 - December 31, 2003 Janus Aspen Mid Cap Value (Perkins) Subaccount
(d) For the period (commencement of operations): May 28, 2003 - December 31, 2003 Janus Aspen Small Cap Value (Bay Isle) Subaccount
(d) For the period (commencement of operations): May 15, 2003 - December 31, 2003 Oppenheimer Aggressive Growth Subaccount
(d) For the period (commencement of operations): May 6, 2003 - December 31, 2003 Oppenheimer Capital Appreciation Subaccount
(d) For the period (commencement of operations): May 12, 2003 - December 31, 2003 Oppenheimer Global Securities Subaccount
(d) For the period (commencement of operations): May 2, 2003 - December 31, 2003 Oppenheimer High Income Subaccount
(d) For the period (commencement of operations): May 5, 2003 - December 31, 2003 Oppenheimer Main Street Subaccount
(d) For the period (commencement of operations): May 9, 2003 - December 31, 2003 Oppenheimer Main Street Small Cap Subaccount
(d) For the period (commencement of operations): May 9, 2003 - December 31, 2003 Oppenheimer Strategic Bond Subaccount

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                        PIMCO
                                       Variable
                                      Insurance
                                        Trust                         Scudder Variable Series I
                                     ------------   --------------------------------------------------------------
                                                     Scudder 21st                      Scudder          Scudder
                                       PIMCO Low       Century                         Capital          Global
                                       Duration        Growth        Scudder Bond       Growth         Discovery
                                      Subaccount      Subaccount      Subaccount      Subaccount       Subaccount
                                     ------------   --------------------------------------------------------------
OPERATIONS
Net investment income (loss)                    1            (335)            577            (405)            (984)
Net realized gain (loss) on sale
 of investments                                 2          (4,525)            350          (4,151)          (4,488)
Change in unrealized appreciation
 (depreciation) of investments                 (2)         11,076            (246)         13,957           35,761
                                     ------------   --------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                   1           6,216             681           9,401           30,289
                                     ------------   --------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                            --           1,747           2,678           2,075            3,064
Net transfer (to) from affiliate
 and subaccounts                               10              79         (10,713)          3,238            2,958
Payments for redemptions                      (28)           (759)         (1,355)         (1,654)          (2,248)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                --             (66)             10            (112)            (212)
Annuity payout reserve adjustment              --              --              --              (5)              (5)
                                     ------------   --------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              (18)          1,001          (9,380)          3,542            3,557
                                     ------------   --------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                      (17)          7,217          (8,699)         12,943           33,846
CONTRACT OWNERS' EQUITY
Beginning of period                           231          20,833          17,198          36,569           64,171
                                     ------------   --------------------------------------------------------------
End of period                                 214          28,050           8,499          49,512           98,017
                                     ============   ==============================================================


                                                                                                       Scudder
                                                                                                      Variable
                                                       Scudder Variable Series I                      Series II
                                     ------------------------------------------------------------   --------------
                                        Scudder        Scudder                                         Scudder
                                        Growth         Health          Scudder      Scudder Money     Aggressive
                                      and Income      Sciences      International       Market         Growth
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ------------------------------------------------------------   --------------
OPERATIONS
Net investment income (loss)                 (145)           (845)           (480)             (1)            (431)
Net realized gain (loss) on sale
 of investments                            (1,931)           (429)            558              --           (6,481)
Change in unrealized appreciation
 (depreciation) of investments             11,262          18,129          19,746              --           15,513
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               9,186          16,855          19,824              (1)           8,601
                                     ------------------------------------------------------------   --------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         2,037           5,180           7,138              26            2,073
Net transfer (to) from affiliate
 and subaccounts                              194           4,528         (14,680)             94           (1,681)
Payments for redemptions                   (1,690)         (1,764)         (3,217)            (16)          (1,292)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (104)           (174)           (178)             --              (88)
Annuity payout reserve adjustment              --              --               3              --               --
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              437           7,770         (10,934)            104             (988)
                                     ------------------------------------------------------------   --------------
Total increase (decrease) in
 contract owners' equity                    9,623          24,625           8,890             103            7,613
CONTRACT OWNERS' EQUITY
Beginning of period                        37,291          49,863          83,409              30           27,890
                                     ------------------------------------------------------------   --------------
End of period                              46,914          74,488          92,299             133           35,503
                                     ============================================================   ==============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                                             Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                                       Scudder        Scudder          Scudder         Scudder
                                        Scudder      Contrarian        Fixed           Global         Government
                                       Blue Chip        Value          Income         Blue Chip       Securities
                                      Subaccount     Subaccount      Subaccount       Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                 (833)            692           2,221            (257)           7,870
Net realized gain (loss) on sale
 of investments                            (9,868)         (2,020)          1,282            (780)           2,107
Change in unrealized appreciation
 (depreciation) of investments             41,223          35,593             177           7,467           (8,686)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              30,522          34,265           3,680           6,430            1,291
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         3,725           6,257           5,222           1,164           10,232
Net transfer (to) from affiliate
 and subaccounts                           30,939           5,527          (1,776)          1,430          (61,239)
Payments for redemptions                   (5,842)        (10,336)         (7,622)           (857)         (24,316)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (308)           (245)           (232)            (66)            (353)
Annuity payout reserve adjustment             (11)            (11)             (7)             (1)              22
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           28,503           1,192          (4,415)          1,670          (75,654)
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   59,025          35,457            (735)          8,100          (74,363)
CONTRACT OWNERS' EQUITY
Beginning of period                        78,102         113,597          99,482          22,865          237,363
                                     -----------------------------------------------------------------------------
End of period                             137,127         149,054          98,747          30,965          163,000
                                     =============================================================================

                                                             Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                                                       Scudder
                                        Scudder     Scudder High    International   Scudder Money    Scudder Small
                                        Growth         Income       Select Equity       Market        Cap Growth
                                      Subaccount     Subaccount       Subaccount     Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)               (2,619)         13,958             (67)         (1,425)          (1,574)
Net realized gain (loss) on sale
 of investments                           (19,652)         (2,693)         (3,685)             --          (22,937)
Change in unrealized appreciation
 (depreciation) of investments             70,479          31,121          24,271              --           56,035
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              48,208          42,386          20,519          (1,425)          31,524
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         7,325           8,810           4,792          29,869            9,113
Net transfer (to) from affiliate
 and subaccounts                           30,599          29,360           3,643         (87,111)           9,534
Payments for redemptions                  (24,950)        (24,850)         (7,104)        (65,095)          (8,852)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (345)           (310)           (133)           (518)            (226)
Annuity payout reserve adjustment               5             (38)            (11)            (58)              (2)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           12,634          12,972           1,187        (122,913)           9,567
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   60,842          55,358          21,706        (124,338)          41,091
CONTRACT OWNERS' EQUITY
Beginning of period                       178,843         179,672          75,047         306,311          100,125
                                     -----------------------------------------------------------------------------
End of period                             239,685         235,030          96,753         181,973          141,216
                                     =============================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                                             Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                        Scudder        Scudder                                        SVS Dreman
                                       Strategic      Technology    Scudder Total     SVS Davis        Financial
                                        Income         Growth          Return       Venture Value      Services
                                      Subaccount      Subaccount     Subaccount      Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                  (26)         (1,767)          7,591          (1,128)              37
Net realized gain (loss) on sale
 of investments                             1,842         (93,567)        (14,047)         (1,332)            (266)
Change in unrealized appreciation
 (depreciation) of investments               (370)        142,110          70,863          36,038           15,023
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               1,446          46,776          64,407          33,578           14,794
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                           929           8,666          12,311          10,014            3,499
Net transfer (to) from affiliate
 and subaccounts                            3,631           5,019          (2,747)          8,392              536
Payments for redemptions                   (2,421)        (51,918)        (48,531)         (3,034)          (2,725)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (76)           (364)           (481)           (355)            (165)
Annuity payout reserve adjustment              --              (2)           (138)             (3)              (4)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            2,063         (38,599)        (39,586)         15,014            1,141
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                    3,509           8,177          24,821          48,592           15,935
CONTRACT OWNERS' EQUITY
Beginning of period                        24,573         145,624         416,026         113,303           56,572
                                     -----------------------------------------------------------------------------
End of period                              28,082         153,801         440,847         161,895           72,507
                                     =============================================================================

                                                             Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                      SVS Dreman     SVS Dreman       SVS Eagle       SVS Focus
                                     High Return      Small Cap     Focused Large      Value +
                                        Equity         Value         Cap Growth        Growth        SVS Index 500
                                      Subaccount     Subaccount       Subaccount     Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                2,172           1,903            (676)           (239)            (515)
Net realized gain (loss) on sale
 of investments                             1,483             181          (1,314)         (2,905)          (8,297)
Change in unrealized appreciation
 (depreciation) of investments             93,967          57,516          12,987          15,291           49,784
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              97,622          59,600          10,997          12,147           40,972
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        23,945          12,448           4,673           3,466           12,294
Net transfer (to) from affiliate
 and subaccounts                            9,499          11,723           4,334           2,378            9,898
Payments for redemptions                  (11,807)         (9,871)         (1,053)         (3,494)          (5,581)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (971)           (390)           (131)            (91)            (467)
Annuity payout reserve adjustment               9             (12)             --              (1)              --
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           20,675          13,898           7,823           2,258           16,144
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                  118,297          73,498          18,820          14,405           57,116
CONTRACT OWNERS' EQUITY
Beginning of period                       316,953         149,053          40,566          39,194          146,428
                                     -----------------------------------------------------------------------------
End of period                             435,250         222,551          59,386          53,599          203,544
                                     =============================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                                     Scudder Variable Series II
                                     -------------------------------------------------------------
                                      SVS INVESCO     SVS Janus       SVS Janus        SVS MFS
                                        Dynamic      Growth and         Growth        Strategic
                                        Growth         Income       Opportunities       Value
                                      Subaccount     Subaccount      Subaccount     Subaccount (e)
                                     -------------------------------------------------------------
OPERATIONS
Net investment income (loss)                 (294)           (790)         (1,128)              --
Net realized gain (loss) on sale
 of investments                              (171)         (5,392)        (11,664)              --
Change in unrealized appreciation
 (depreciation) of investments              6,663          30,931          31,165                3
                                     -------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               6,198          24,749          18,373                3
                                     -------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         1,622           7,289           4,703               25
Net transfer (to) from affiliate
 and subaccounts                              739          (5,385)         (5,979)              --
Payments for redemptions                     (461)         (3,500)         (2,423)              --
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (59)           (318)           (223)              --
Annuity payout reserve adjustment              --              19              (4)              --
                                     -------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            1,841          (1,895)         (3,926)              25
                                     -------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                    8,039          22,854          14,447               28
CONTRACT OWNERS' EQUITY
Beginning of period                        18,257         105,208          75,716               --
                                     -------------------------------------------------------------
End of period                              26,296         128,062          90,163               28
                                     =============================================================

                                                                        Scudder
                                                                      Investments
                                      Scudder Variable Series II       VIT Funds
                                     ----------------------------   --------------
                                        SVS Oak       SVS Turner    Scudder Real
                                       Strategic       Mid Cap        Estate
                                        Equity         Growth        Securities
                                      Subaccount      Subaccount    Subaccount (e)
                                     ----------------------------   --------------
OPERATIONS
Net investment income (loss)                 (607)           (863)              --
Net realized gain (loss) on sale
 of investments                              (813)           (897)              --
Change in unrealized appreciation
 (depreciation) of investments             18,035          25,069                1
                                     ----------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              16,615          23,309                1
                                     ----------------------------   --------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         3,952           4,886               --
Net transfer (to) from affiliate
 and subaccounts                           10,096          12,222               15
Payments for redemptions                   (1,136)         (1,529)              --
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (124)           (173)              --
Annuity payout reserve adjustment              --              --               --
                                     ----------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           12,788          15,406               15
                                     ----------------------------   --------------
Total increase (decrease) in
 contract owners' equity                   29,403          38,715               16
CONTRACT OWNERS' EQUITY
Beginning of period                        31,408          46,432               --
                                     ----------------------------   --------------
End of period                              60,811          85,147               16
                                     ============================   ==============

(e) For the period (commencement of operations): June 12, 2003 - December 31, 2003 SVS MFS Strategic Value Subaccount
(e) For the period (commencement of operations): July 11, 2003 - December 31, 2003 Scudder Real Estate Securities Subaccount

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                                               The Alger American Fund
                                     -----------------------------------------------------------------------------
                                                                        Alger           Alger           Alger
                                         Alger          Alger          American        American        American
                                       American        American       Leveraged         MidCap          Small
                                       Balanced         Growth          AllCap          Growth      Capitalization
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)         $        270            (236)           (848)            (93)             (48)
Net realized gain (loss) on sale
 of investments                            (1,724)         (5,922)        (10,217)           (517)            (580)
Change in unrealized appreciation
 (depreciation) of investments            (12,083)         (1,809)        (15,593)         (1,930)            (478)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (13,537)         (7,967)        (26,658)         (2,540)          (1,106)
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        15,601           3,549          10,314           3,483            1,421
Net transfer (to) from affiliate
 and subaccounts                            8,194            (866)         (5,513)          2,186             (325)
Payments for redemptions                   (3,984)         (1,434)         (2,632)           (470)            (307)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (257)            (24)           (182)             (8)              (6)
Annuity payout reserve adjustment              (2)             (1)             --              --                2
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           19,552           1,224           1,987           5,191              785
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                    6,015          (6,743)        (24,671)          2,651             (321)
CONTRACT OWNERS' EQUITY
Beginning of period                        84,021          21,802          73,388           4,875            3,637
                                     -----------------------------------------------------------------------------
End of period                        $     90,036          15,059          48,717           7,526            3,316
                                     =============================================================================

                                      American Century Variable
                                           Portfolios, Inc.              Credit Suisse Trust
                                     ----------------------------   -----------------------------
                                       American                     Credit Suisse   Credit Suisse
                                        Century        American         Trust        Trust Global
                                      VP Income &      Century         Emerging      Post-Venture
                                        Growth         VP Value        Markets         Capital
                                      Subaccount      Subaccount      Subaccount      Subaccount
                                     ----------------------------   -----------------------------
OPERATIONS
Net investment income (loss)                  (34)          1,271            (240)           (189)
Net realized gain (loss) on sale
 of investments                            (1,032)         (1,707)         (3,126)         (3,595)
Change in unrealized appreciation
 (depreciation) of investments               (154)         (4,403)           (155)         (2,109)
                                     ----------------------------   -----------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              (1,220)         (4,839)         (3,521)         (5,893)
                                     ----------------------------   -----------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         1,806           6,965           3,646           3,741
Net transfer (to) from affiliate
 and subaccounts                            9,435           1,079           3,400              (5)
Payments for redemptions                     (647)         (2,666)           (756)           (390)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (58)            (35)            (58)            (40)
Annuity payout reserve adjustment               8              22             (24)             --
                                     ----------------------------   -----------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           10,544           5,365           6,208           3,306
                                     ----------------------------   -----------------------------
Total increase (decrease) in
 contract owners' equity                    9,324             526           2,687          (2,587)
CONTRACT OWNERS' EQUITY
Beginning of period                         5,403          23,455          16,661          13,982
                                     ----------------------------   -----------------------------
End of period                              14,727          23,981          19,348          11,395
                                     ============================   =============================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                                     The Dreyfus
                                                      Socially
                                        Dreyfus      Responsible
                                      Investment     Growth Fund,
                                      Portfolios         Inc.
                                     ----------------------------
                                                       Dreyfus
                                                       Socially
                                     Dreyfus I.P.    Responsible
                                     MidCap Stock      Growth
                                      Subaccount      Subaccount
                                     ----------------------------
OPERATIONS
Net investment income (loss)               (1,105)           (157)
Net realized gain (loss) on sale
 of investments                            (1,459)         (3,019)
Change in unrealized appreciation
 (depreciation) of investments            (13,674)         (1,822)
                                     ----------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (16,238)         (4,998)
                                     ----------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        17,744           2,612
Net transfer (to) from affiliate
 and subaccounts                           18,564            (728)
Payments for redemptions                   (3,356)           (824)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (292)            (37)
Annuity payout reserve adjustment              --              (1)
                                     ----------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           32,660           1,022
                                     ----------------------------
Total increase (decrease) in
 contract owners' equity                   16,422          (3,976)
CONTRACT OWNERS' EQUITY
Beginning of period                        84,452          15,655
                                     ----------------------------
End of period                             100,874          11,679
                                     ============================

                                                                                                                        Franklin
                                                                                                                        Templeton
                                                                                                                        Variable
                                                                                                                        Insurance
                                                      Fidelity Variable Insurance Products Fund                      Products Trust
                                     -----------------------------------------------------------------------------   --------------
                                                                                                                        Templeton
                                     Fidelity VIP                                                                      Developing
                                        Asset       Fidelity VIP    Fidelity VIP    Fidelity VIP    Fidelity VIP         Markets
                                        Manager      Contrafund     Equity Income      Growth         Index 500        Securities
                                      Subaccount     Subaccount       Subaccount      Subaccount      Subaccount       Subaccount
                                     -----------------------------------------------------------------------------   --------------
OPERATIONS
Net investment income (loss)                  179            (288)          1,268            (707)              63               --
Net realized gain (loss) on sale
 of investments                            (1,015)         (6,546)         (5,414)        (21,392)         (20,822)              --
Change in unrealized appreciation
 (depreciation) of investments                 67            (130)         (6,231)         (3,782)          (9,476)              --
                                     -----------------------------------------------------------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                (769)         (6,964)        (10,377)        (25,881)         (30,235)              --
                                     -----------------------------------------------------------------------------   --------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                           736           5,865           7,841          10,414           12,103               --
Net transfer (to) from affiliate
 and subaccounts                             (627)         (1,095)          3,741          (5,280)         (19,384)              (1)
Payments for redemptions                     (677)         (6,242)         (6,271)         (6,887)         (11,947)              --
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                (8)            (54)            (97)           (122)            (125)              --
Annuity payout reserve adjustment              (1)             30             (34)             (2)              (6)              --
                                     -----------------------------------------------------------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                             (577)         (1,496)          5,180          (1,877)         (19,359)              (1)
                                     -----------------------------------------------------------------------------   --------------
Total increase (decrease) in
 contract owners' equity                   (1,346)         (8,460)         (5,197)        (27,758)         (49,594)              (1)
CONTRACT OWNERS' EQUITY
Beginning of period                         7,230          62,514          50,131          81,555          147,258               30
                                     -----------------------------------------------------------------------------   --------------
End of period                               5,884          54,054          44,934          53,797           97,664               29
                                     =============================================================================   ==============

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                        ING VP         ING VP          INVESCO
                                       Emerging        Natural         Variable      J.P. Morgan
                                        Markets       Resources       Investment       Series
                                      Fund, Inc.        Trust        Funds, Inc.      Trust II
                                     ------------   -------------   -------------   -------------
                                        ING VP         ING VP
                                       Emerging        Natural                        JP Morgan
                                        Markets       Resources      INVESCO VIF-       Small
                                      Fund, Inc.        Trust         Utilities        Company
                                      Subaccount      Subaccount      Subaccount      Subaccount
                                     ------------   -------------   -------------   -------------
OPERATIONS
Net investment income (loss)                  (76)            (35)            (72)           (133)
Net realized gain (loss) on sale
 of investments                            (1,282)           (236)           (604)         (1,763)
Change in unrealized appreciation
 (depreciation) of investments                600             132          (1,356)         (1,417)
                                     ------------   -------------   -------------   -------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                (758)           (139)         (2,032)         (3,313)
                                     ------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                           402             302           1,625           3,791
Net transfer (to) from affiliate
 and subaccounts                              942            (191)          2,613          (1,468)
Payments for redemptions                     (514)           (273)           (258)         (1,425)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                (6)             (3)            (26)            (59)
Annuity payout reserve adjustment               3              --              --               1
                                     ------------   -------------   -------------   -------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              827            (165)          3,954             840
                                     ------------   -------------   -------------   -------------
Total increase (decrease) in
 contract owners' equity                       69            (304)          1,922          (2,473)
CONTRACT OWNERS' EQUITY
Beginning of period                         5,167           3,337           6,825          10,738
                                     ------------   -------------   -------------   -------------
End of period                               5,236           3,033           8,747           8,265
                                     ============   =============   =============   =============

                                                          Janus Aspen Series
                                     ------------------------------------------------------------
                                                     Janus Aspen                     Janus Aspen
                                     Janus Aspen       Capital       Janus Aspen      Growth and
                                       Balanced     Appreciation        Growth          Income
                                      Subaccount      Subaccount      Subaccount      Subaccount
                                     ------------------------------------------------------------
OPERATIONS
Net investment income (loss)                1,728             (14)         (1,943)           (346)
Net realized gain (loss) on sale
 of investments                           (10,277)           (381)        (58,656)         (3,292)
Change in unrealized appreciation
 (depreciation) of investments             (3,888)             66          13,071         (11,247)
                                     ------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (12,437)           (329)        (47,528)        (14,885)
                                     ------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        16,300              35           9,737           1,180
Net transfer (to) from affiliate
 and subaccounts                           (9,125)           (175)        (27,088)        (13,392)
Payments for redemptions                  (14,416)           (213)        (14,460)         (4,250)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (117)             (5)           (256)           (145)
Annuity payout reserve adjustment             223              --             (22)              3
                                     ------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           (7,135)           (358)        (32,089)        (16,604)
                                     ------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                  (19,572)           (687)        (79,617)        (31,489)
CONTRACT OWNERS' EQUITY
Beginning of period                       161,381           2,043         189,638          74,529
                                     ------------------------------------------------------------
End of period                             141,809           1,356         110,021          43,040
                                     ============================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                                                       PIMCO Variable Insurance
                                          Janus Aspen Series                    Trust
                                     ----------------------------   -----------------------------
                                      Janus Aspen    Janus Aspen        PIMCO
                                        Mid Cap       Worldwide        Foreign       PIMCO Low
                                        Growth         Growth            Bond         Duration
                                      Subaccount      Subaccount      Subaccount     Subaccount
                                     ----------------------------   -----------------------------
OPERATIONS
Net investment income (loss)                 (823)           (705)              8               7
Net realized gain (loss) on sale
 of investments                           (45,198)        (40,937)             10               3
Change in unrealized appreciation
 (depreciation) of investments             23,096         (11,177)              2               4
                                     ----------------------------   -----------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (22,925)        (52,819)             20              14
                                     ----------------------------   -----------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         9,012          16,315               2               3
Net transfer (to) from affiliate
 and subaccounts                           (4,605)        (24,441)            (35)            (21)
Payments for redemptions                   (6,406)        (17,000)           (165)            (43)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (99)           (167)             --              --
Annuity payout reserve adjustment              (8)              2              --              --
                                     ----------------------------   -----------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           (2,106)        (25,291)           (198)            (61)
                                     ----------------------------   -----------------------------
Total increase (decrease) in
 contract owners' equity                  (25,031)        (78,110)           (178)            (47)
CONTRACT OWNERS' EQUITY
Beginning of period                        81,697         212,141             388             278
                                     ----------------------------   -----------------------------
End of period                              56,666         134,031             210             231
                                     ============================   =============================

                                                               Scudder Variable Series I
                                     -----------------------------------------------------------------------------
                                     Scudder 21st                      Scudder         Scudder          Scudder
                                        Century                        Capital         Global           Growth
                                        Growth      Scudder Bond       Growth         Discovery       and Income
                                      Subaccount     Subaccount       Subaccount      Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                 (334)            754            (448)           (994)            (169)
Net realized gain (loss) on sale
 of investments                            (3,006)           (142)         (4,866)         (4,706)          (4,502)
Change in unrealized appreciation
 (depreciation) of investments            (10,296)            425         (10,389)        (11,367)          (7,635)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (13,636)          1,037         (15,703)        (17,067)         (12,306)
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         6,417           3,933           7,059           8,241            6,602
Net transfer (to) from affiliate
 and subaccounts                            2,796             880           2,047           1,678            1,735
Payments for redemptions                     (742)         (2,008)         (2,051)         (3,067)          (2,254)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (70)           (102)           (115)           (207)            (115)
Annuity payout reserve adjustment              --              --              --               2               --
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            8,401           2,703           6,940           6,647            5,968
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   (5,235)          3,740          (8,763)        (10,420)          (6,338)
CONTRACT OWNERS' EQUITY
Beginning of period                        26,068          13,458          45,332          74,591           43,629
                                     -----------------------------------------------------------------------------
End of period                              20,833          17,198          36,569          64,171           37,291
                                     =============================================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                               Scudder Variable Series I             Scudder Variable Series II
                                     --------------------------------------------   -----------------------------
                                        Scudder                                        Scudder
                                        Health         Scudder      Scudder Money     Aggressive    Scudder Blue
                                       Sciences     International       Market          Growth          Chip
                                      Subaccount      Subaccount      Subaccount      Subaccount     Subaccount
                                     --------------------------------------------   -----------------------------
OPERATIONS
Net investment income (loss)                 (711)           (595)             --            (305)           (902)
Net realized gain (loss) on sale
 of investments                            (1,491)        (11,981)             --          (8,938)         (4,896)
Change in unrealized appreciation
 (depreciation) of investments            (12,243)         (1,962)             --          (4,144)        (18,545)
                                     --------------------------------------------   -----------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (14,445)        (14,538)             --         (13,387)        (24,343)
                                     --------------------------------------------   -----------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        15,272          14,697              --           4,595          10,004
Net transfer (to) from affiliate
 and subaccounts                            6,138           9,059              19          (1,574)            311
Payments for redemptions                   (1,487)         (7,790)            (54)         (1,731)         (4,798)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (158)           (293)             --             (97)           (227)
Annuity payout reserve adjustment              --               3              --              --              (7)
                                     --------------------------------------------   -----------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           19,765          15,676             (35)          1,193           5,283
                                     --------------------------------------------   -----------------------------
Total increase (decrease) in
 contract owners' equity                    5,320           1,138             (35)        (12,194)        (19,060)
CONTRACT OWNERS' EQUITY
Beginning of period                        44,543          82,271              65          40,084          97,162
                                     --------------------------------------------   -----------------------------
End of period                              49,863          83,409              30          27,890          78,102
                                     ============================================   =============================

                                                      Scudder Variable Series II
                                     ------------------------------------------------------------
                                        Scudder                       Scudder          Scudder
                                      Contrarian    Scudder Fixed     Global         Government
                                        Value          Income        Blue Chip       Securities
                                      Subaccount     Subaccount      Subaccount      Subaccount
                                     ------------------------------------------------------------
OPERATIONS
Net investment income (loss)                  172           1,427            (177)          3,491
Net realized gain (loss) on sale
 of investments                            (5,313)            470          (1,694)          2,549
Change in unrealized appreciation
 (depreciation) of investments            (18,105)          3,597          (2,234)          6,173
                                     ------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (23,246)          5,494          (4,305)         12,213
                                     ------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        12,265          13,631           3,410          24,071
Net transfer (to) from affiliate
 and subaccounts                            8,089          21,053           1,899          60,831
Payments for redemptions                  (11,925)         (5,577)           (942)        (20,032)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (245)           (196)            (63)           (339)
Annuity payout reserve adjustment             (16)             (5)             --             (30)
                                     ------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            8,168          28,906           4,304          64,501
                                     ------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                  (15,078)         34,400              (1)         76,714
CONTRACT OWNERS' EQUITY
Beginning of period                       128,675          65,082          22,866         160,649
                                     ------------------------------------------------------------
End of period                             113,597          99,482          22,865         237,363
                                     ============================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                                             Scudder Variable Series II
                                     ----------------------------------------------------------------------------
                                                                       Scudder                       Scudder New
                                        Scudder     Scudder High    International   Scudder Money      Europe
                                        Growth         Income       Select Equity       Market       Subaccount
                                      Subaccount     Subaccount       Subaccount      Subaccount         (a)
                                     ----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)               (3,017)         15,525            (576)            668             (40)
Net realized gain (loss) on sale
 of investments                           (85,980)        (27,655)        (22,137)             --          (6,124)
Change in unrealized appreciation
 (depreciation) of investments              1,769          10,241          12,519              --           1,325
                                     ----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (87,228)         (1,889)        (10,194)            668          (4,839)
                                     ----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        12,590          11,455           4,417         134,454           3,746
Net transfer (to) from affiliate
 and subaccounts                          (17,224)          1,659          16,239         (64,194)        (14,015)
Payments for redemptions                  (30,881)        (20,860)         (8,495)       (171,434)           (573)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (283)           (246)            (97)           (694)            (41)
Annuity payout reserve adjustment             (85)             20               9              (2)             --
                                     ----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                          (35,883)         (7,972)         12,073        (101,870)        (10,883)
                                     ----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                 (123,111)         (9,861)          1,879        (101,202)        (15,722)
CONTRACT OWNERS' EQUITY
Beginning of period                       301,954         189,533          73,168         407,513          15,722
                                     ----------------------------------------------------------------------------
End of period                             178,843         179,672          75,047         306,311              --
                                     ============================================================================

                                                     Scudder Variable Series II
                                     ------------------------------------------------------------
                                        Scudder        Scudder         Scudder
                                         Small        Strategic      Technology     Scudder Total
                                      Cap Growth        Income         Growth           Return
                                      Subaccount      Subaccount     Subaccount       Subaccount
                                     ------------------------------------------------------------
OPERATIONS
Net investment income (loss)               (1,615)            152          (2,227)          7,787
Net realized gain (loss) on sale
 of investments                           (54,429)            381         (28,246)        (67,376)
Change in unrealized appreciation
 (depreciation) of investments              1,841           1,226         (54,303)        (29,917)
                                     ------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (54,203)          1,759         (84,776)        (89,506)
                                     ------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        16,468           2,287          20,336          21,722
Net transfer (to) from affiliate
 and subaccounts                           (3,665)         10,038          (1,847)        (18,531)
Payments for redemptions                  (10,774)           (956)         (5,157)        (63,771)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (223)            (55)           (533)           (537)
Annuity payout reserve adjustment             (13)              1              12            (331)
                                     ------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            1,793          11,315          12,811         (61,448)
                                     ------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                  (52,410)         13,074         (71,965)       (150,954)
CONTRACT OWNERS' EQUITY
Beginning of period                       152,535          11,499         217,589         566,980
                                     ------------------------------------------------------------
End of period                             100,125          24,573         145,624         416,026
                                     ============================================================

(a)  For the period (cessation of operations):  January 1, 2002 - November 1,
2002

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                                             Scudder Variable Series II
                                     ----------------------------------------------------------------------------
                                       SVS Davis     SVS Dreman      SVS Dreman       SVS Dreman      SVS Eagle
                                        Venture       Financial      High Return      Small Cap     Focused Large
                                         Value        Services         Equity           Value         Cap Growth
                                      Subaccount     Subaccount      Subaccount       Subaccount      Subaccount
                                     ----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)               (1,393)           (341)           (398)         (1,515)           (595)
Net realized gain (loss) on sale
 of investments                            (2,338)            580          (1,747)          3,050          (3,402)
Change in unrealized appreciation
 (depreciation) of investments            (17,214)         (6,584)        (71,516)        (28,127)        (11,050)
                                     ----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (20,945)         (6,345)        (73,661)        (26,592)        (15,047)
                                     ----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        31,773           9,510          76,138          27,923          11,203
Net transfer (to) from affiliate
 and subaccounts                           18,412           4,625          47,150          42,493           7,710
Payments for redemptions                   (3,070)         (2,684)        (12,194)         (8,253)         (1,073)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (327)           (164)           (930)           (355)           (125)
Annuity payout reserve adjustment               2              --               1             (44)             --
                                     ----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           46,790          11,287         110,165          61,764          17,715
                                     ----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   25,845           4,942          36,504          35,172           2,668
CONTRACT OWNERS' EQUITY
Beginning of period                        87,458          51,630         280,449         113,881          37,898
                                     ----------------------------------------------------------------------------
End of period                             113,303          56,572         316,953         149,053          40,566
                                     ============================================================================

                                                      Scudder Variable Series II
                                     ------------------------------------------------------------
                                       SVS Focus                    SVS INVESCO       SVS Janus
                                         Value                         Dynamic         Growth
                                       + Growth     SVS Index 500      Growth         and Income
                                      Subaccount      Subaccount     Subaccount      Subaccount
                                     ------------------------------------------------------------
OPERATIONS
Net investment income (loss)                 (375)         (1,362)           (274)           (884)
Net realized gain (loss) on sale
 of investments                            (7,198)        (11,328)         (1,184)         (5,257)
Change in unrealized appreciation
 (depreciation) of investments             (7,620)        (30,105)         (6,540)        (21,939)
                                     ------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (15,193)        (42,795)         (7,998)        (28,080)
                                     ------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         5,423          44,667           6,389          26,252
Net transfer (to) from affiliate
 and subaccounts                            1,430           3,595             668           5,302
Payments for redemptions                   (4,206)         (3,950)           (410)         (3,705)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (89)           (442)            (58)           (327)
Annuity payout reserve adjustment              19               1              --              (2)
                                     ------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            2,577          43,871           6,589          27,520
                                     ------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                  (12,616)          1,076          (1,409)           (560)
CONTRACT OWNERS' EQUITY
Beginning of period                        51,810         145,352          19,666         105,768
                                     ------------------------------------------------------------
End of period                              39,194         146,428          18,257         105,208
                                     ============================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                              Scudder Variable Series II
                                     --------------------------------------------
                                       SVS Janus        SVS Oak      SVS Turner
                                        Growth         Strategic       Mid Cap
                                     Opportunities      Equity         Growth
                                      Subaccount      Subaccount     Subaccount
                                     --------------------------------------------
OPERATIONS
Net investment income (loss)                (1,200)          (488)           (677)
Net realized gain (loss) on sale
 of investments                             (6,881)        (3,441)         (2,235)
Change in unrealized appreciation
 (depreciation) of investments             (25,884)       (15,438)        (17,485)
                                     --------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              (33,965)       (19,367)        (20,397)
                                     --------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         14,687         11,879          15,286
Net transfer (to) from affiliate
 and subaccounts                             4,545          4,500          11,982
Payments for redemptions                    (3,314)          (946)           (959)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (249)          (100)           (145)
Annuity payout reserve adjustment               --             --              --
                                     --------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            15,669         15,333          26,164
                                     --------------------------------------------
Total increase (decrease) in
 contract owners' equity                   (18,296)        (4,034)          5,767
CONTRACT OWNERS' EQUITY
Beginning of period                         94,012         35,442          40,665
                                     --------------------------------------------
End of period                               75,716         31,408          46,432
                                     ============================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Notes to Financial Statements

(1) Organization

KILICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly owned subsidiary of Zurich Group Holding ("ZGH") and an indirect wholly-owned subsidiary of Zurich Financial Services ("ZFS"), both of which are Swiss holding companies.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from KILICO's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business KILICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as "Contracts") for Kemper Advantage III periodic and flexible payment variable annuity contracts ("Kemper Advantage III"), Scudder Passport individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Passport"), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Destinations"), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts ("Farmers Variable Annuity I"), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred"), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred Plus"), Scudder ZS4 individual and group variable and market value adjusted deferred annuity contracts ("Scudder ZS4") and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts ("Zurich Archway"). The Separate Account is divided into a total of eighty-seven subaccounts with various subaccount options available to contract owners depending upon their respective Contracts.

The Kemper Advantage III contracts have fifty-nine subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the ING VP Emerging Markets Fund, Inc., the ING VP Natural Resources Trust, the INVESCO Variable Investment Funds, Inc., the J.P. Morgan Series Trust II, the Janus Aspen Series, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Scudder Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Scudder Variable Series II, an open-end, diversified management investment company.

The Scudder Destinations contracts have thirty-nine subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Zurich Preferred contracts have fifty-three subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the INVESCO Variable Investment Funds, Inc., the J.P. Morgan Series Trust II, the Janus Aspen Series, the

Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Zurich Preferred Plus contracts have fifty-three subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the INVESCO Variable Investment Funds, Inc., the J.P. Morgan Series Trust II, the Janus Aspen Series, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Scudder ZS4 contracts have forty-one subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Zurich Archway contracts have fifty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the INVESCO Variable Investment Funds, Inc., the J.P. Morgan Series Trust II, the Janus Aspen Series, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

See respective contract Prospectus of each product for further description and benefits.

(2) Significant Accounting Policies

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. Such investments are made at the reported net asset value of the respective portfolios.

Security transactions

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gain distributions, is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis.

Accumulation unit valuation

On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account affect liabilities under the contracts and are, therefore, not taxed. Thus, the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners' interest to or from another eligible subaccount or to the general account of KILICO.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Annuity Payouts

Net assets allocated to contracts in the annuity payout (period) are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 2.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 2.5 percent to 7.75 percent, as regulated by the laws of respective states. The mortality risk is fully borne by KILICO and may result in additional amounts being transferred into the variable annuity account by KILICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

(3) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003, are as follows (in thousands):

                                                         Purchases       Sales
--------------------------------------------------------------------------------
The Alger American Fund:
Alger American Balanced Subaccount...................  $      11,427  $    6,080
Alger American Growth Subaccount.....................          6,217       3,023
Alger American Leveraged AllCap Subaccount...........          9,254       4,992
Alger American MidCap Growth Subaccount..............         12,611       1,724
Alger American Small Capitalization Subaccount.......          4,898       3,077

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount.......         11,254       3,771
American Century VP Value Subaccount.................          5,651       3,750

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount......         12,791       9,215
Credit Suisse Trust Global Post-Venture Capital
 Subaccount..........................................          3,546       2,462

Dreyfus Investment Portfolios:
Dreyfus IP MidCap Stock Subaccount...................         22,641      11,071

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Subaccount.......          1,709       2,067

Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock Subaccount...........            254           4

Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager Subaccount................          4,235       1,109
Fidelity VIP Contrafund Subaccount...................          9,494       6,525
Fidelity VIP Equity Income Subaccount................         13,697       5,746
Fidelity VIP Growth Subaccount.......................          5,841      10,424
Fidelity VIP Index 500 Subaccount....................         11,298      16,977

                                                         Purchases       Sales
--------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount......  $       2,786  $      169
Franklin Small Cap Value Securities Subaccount.......            352          11
Franklin Strategic Income Securities Subaccount......          2,093         600
Franklin U.S. Government Subaccount..................         12,058         504
Franklin Zero Coupon 2010 Subaccount.................         13,660       2,980
Mutual Discovery Securities Subaccount...............          1,442         129
Mutual Shares Securities Subaccount..................            860          31
Templeton Developing Markets Securities Subaccount...          4,938       3,973

ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Subaccount...................          2,393       2,615

ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount............          1,225       1,381

INVESCO Variable Investment Funds, Inc.:
INVESCO VIF-Financials Services Subaccount...........            599         134
INVESCO VIF-Health Sciences Subaccount...............          1,011          42
INVESCO VIF-Real Estate Opportunity Subaccount.......          1,428         251
INVESCO VIF-Utilities Subaccount.....................          7,425       5,082

J.P. Morgan Series Trust II:
JPMorgan International Opportunities Subaccount......         16,741         901
JPMorgan MidCap Value Subaccount.....................          1,283          66
JPMorgan Small Company Subaccount....................          3,072       4,047

Janus Aspen Series:
Janus Aspen Balanced Subaccount......................          9,877      27,602
Janus Aspen Capital Appreciation Subaccount..........            137         197
Janus Aspen Growth Subaccount........................          9,243      53,683
Janus Aspen Growth and Income Subaccount.............            140      41,199
Janus Aspen Mid Cap Growth Subaccount................          2,498      14,092
Janus Aspen Worldwide Growth Subaccount..............         12,995      37,626
Janus Aspen Mid Cap Value (Perkins) Subaccount.......            582         250
Janus Aspen Small Cap Value (Bay Isle) Subaccount....            917          95

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount.............            374          94
Oppenheimer Capital Appreciation Subaccount..........          1,555         104
Oppenheimer Global Securities Subaccount.............          7,476         923
Oppenheimer High Income Subaccount...................          1,418         678
Oppenheimer Main Street Subaccount...................          2,782       1,465
Oppenheimer Main Street Small Cap Subaccount.........          3,102         170
Oppenheimer Strategic Bond Subaccount................          1,373          70

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount........................             56          46
PIMCO Low Duration Subaccount........................             28          45

Scudder Variable Series I:
Scudder 21/st/ Century Growth Subaccount.............          8,644       7,980
Scudder Bond Subaccount..............................          7,424      16,226
Scudder Capital Growth Subaccount....................          7,119       3,982

                                                         Purchases       Sales
--------------------------------------------------------------------------------
Scudder Variable Series I (continued):
Scudder Global Discovery Subaccount..................  $       9,675  $    7,099
Scudder Growth and Income Subaccount.................          5,278       4,986
Scudder Health Sciences Subaccount...................         11,143       4,219
Scudder International Subaccount.....................         66,697      78,115
Scudder Money Market Subaccount......................            109           6

Scudder Variable Series II:
Scudder Aggressive Growth Subaccount.................         13,367      14,787
Scudder Blue Chip Subaccount.........................         45,797      18,136
Scudder Contrarian Value Subaccount..................         19,212      17,349
Scudder Fixed Income Subaccount......................         25,524      27,726
Scudder Global Blue Chip Subaccount..................          4,133       2,720
Scudder Government Securities Subaccount.............         38,395     106,208
Scudder Growth Subaccount............................         44,824      34,905
Scudder High Income Subaccount.......................        111,830      84,879
Scudder International Select Equity Subaccount.......         25,432      24,300
Scudder Money Market Subaccount......................        253,531     377,863
Scudder Small Cap Growth Subaccount..................         36,540      28,547
Scudder Strategic Income Subaccount..................         29,029      26,988
Scudder Technology Growth Subaccount.................         27,406      67,756
Scudder Total Return Subaccount......................         27,958      60,188
SVS Davis Venture Value Subaccount...................         21,904       8,017
SVS Dreman Financial Services Subaccount.............          8,326       7,148
SVS Dreman High Return Equity Subaccount.............         46,693      23,843
SVS Dreman Small Cap Value Subaccount................         52,658      36,898
SVS Eagle Focused Large Cap Growth Subaccount........         10,654       3,509
SVS Focus Value + Growth Subaccount..................          8,185       6,149
SVS Index 500 Subaccount.............................         50,341      34,712
SVS INVESCO Dynamic Growth Subaccount................          3,791       2,244
SVS Janus Growth and Income Subaccount...............         10,849      13,533
SVS Janus Growth Opportunities Subaccount............          6,055      11,106
SVS MFS Strategic Value Subaccount...................             26          --
SVS Oak Strategic Equity Subaccount..................         17,492       5,310
SVS Turner Mid Cap Growth Subaccount.................         18,321       3,777

Scudder Investments VIT Funds:
Scudder Real Estate Securities Subaccount............             15          --

(4) Expenses and Related Party Transactions

KILICO assumes mortality risks associated with the annuity contracts as benefits paid to the contract owner or beneficiary may exceed contract value. KILICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, KILICO assesses that portion of each subaccount representing assets under the following contracts with a daily asset charge for mortality and expense risk and administrative costs:

          Kemper Advantage III flexible payment contracts an aggregate of one percent (1.00%) per annum.
          Kemper Advantage III periodic payment contracts an aggregate of one and three-tenths percent (1.30%) per annum.
          Scudder Passport contracts an aggregate of one and one-quarter percent (1.25%) per annum.
          Scudder Destinations contracts an aggregate of one and four-tenths percent (1.40%) per annum.
          Farmers Variable Annuity I contracts an aggregate of one and four-tenths percent (1.40%) per annum.
          Zurich Preferred contracts an aggregate of one and one-quarter percent (1.25%) per annum.
          Zurich Preferred Plus contracts an aggregate of one and one-half percent (1.50%) per annum.
          Scudder ZS4 contracts an aggregate of one and seven-tenths percent (1.70%) per annum.
          Zurich Archway contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

The Scudder Passport and Scudder Destinations contracts offer a dollar cost averaging (DCA) program through the Money Market Subaccount and have no daily asset charge deduction.

KILICO also assesses each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $36 per year and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract charges. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Scudder ZS4 and Zurich Archway contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. KILICO assesses each Zurich Preferred and Zurich Preferred Plus contract participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000 and $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Kemper Advantage III, Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Zurich Preferred, Zurich Preferred Plus, Scudder ZS4 and Zurich Archway contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

KILICO assesses an annual charge for the Guaranteed Retirement Income Benefit ("GRIB") option, related to the Scudder Destinations and Farmers Variable Annuity I contracts. GRIB guarantees the minimum benefit value that will be applied to purchase an annuity option. The annual charge of .25% of contract value will be deducted pro rata from each invested subaccount quarterly.

Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.

Investors Brokerage Services, Inc., formerly a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account. During September, 2003, this subsidiary was acquired by Banc One Insurance Holdings, Inc.

(5) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2003 and 2002, were as follows (in thousands):

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
The Alger American Fund:
Alger American Balanced Subaccount
2003                                                                3,480            2,994            486
2002                                                                8,101            6,141          1,960
Alger American Growth Subaccount
2003                                                                  260              169             91
2002                                                                  252              230             22
Alger American Leveraged AllCap Subaccount
2003                                                                3,533            2,750            783
2002                                                                5,885            5,717            168
Alger American MidCap Growth Subaccount
2003                                                                  616              174            442
2002                                                                  355              145            210
Alger American Small Capitalization Subaccount
2003                                                                  277              185             92
2002                                                                1,207            1,152             55
American Century VP Income & Growth Subaccount
2003                                                                2,437            1,126          1,311
2002                                                                3,313            1,248          2,065
American Century VP Value Subaccount
2003                                                                1,340            1,076            264
2002                                                                3,896            3,325            571

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount
2003                                                                2,183            1,800            383
2002                                                                3,173            2,529            644
Credit Suisse Trust Global Post-Venture Capital Subaccount
2003                                                                  992              838            154
2002                                                                1,494            1,090            404

Dreyfus Investment Portfolios:
Dreyfus IP MidCap Stock Subaccount
2003                                                                4,629            3,546          1,083
2002                                                                9,897            7,000          2,897

The Dreyfus Socially Responsible Growth Fund, Inc:
The Dreyfus Socially Responsible Growth Subaccount
2003                                                                  469              502            (33)
2002                                                                1,052              941            111

Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock Subaccount
2003                                                                   21                1             20
2002                                                                  N/A              N/A            N/A

Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager Subaccount
2003                                                                  221               89            132
2002                                                                  102              133            (31)
Fidelity VIP Contrafund Subaccount
2003                                                                  743              607            136
2002                                                                  885              959            (74)
Fidelity VIP Equity Income Subaccount
2003                                                                  762              458            304
2002                                                                  930              744            186
Fidelity VIP Growth Subaccount
2003                                                                  408              511           (103)
2002                                                                  630              673            (43)
Fidelity VIP Index 500 Subaccount
2003                                                                  213              274            (61)
2002                                                                  345              492           (147)

Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount
2003                                                                  245               16            229
2002                                                                  N/A              N/A            N/A
Franklin Small Cap Value Securities Subaccount
2003                                                                   30                2             28
2002                                                                  N/A              N/A            N/A
Franklin Strategic Income Securities Subaccount
2003                                                                  218               74            144
2002                                                                  N/A              N/A            N/A

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
Franklin Templeton Variable Insurance Products Trust
(continued):
Franklin U.S. Government Subaccount
2003                                                                1,288              125          1,163
2002                                                                  N/A              N/A            N/A
Franklin Zero Coupon 2010 Subaccount
2003                                                                1,468              412          1,056
2002                                                                  N/A              N/A            N/A
Mutual Discovery Securities Subaccount
2003                                                                  131               14            117
2002                                                                  N/A              N/A            N/A
Mutual Shares Securities Subaccount
2003                                                                   82                6             76
2002                                                                  N/A              N/A            N/A
Templeton Developing Markets Securities Subaccount
2003                                                                  428              349             79
2002                                                                    1                1             --

ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Subaccount
2003                                                                  374              408            (34)
2002                                                                  611              517             94

ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount
2003                                                                  109              123            (14)
2002                                                                  119              134            (15)

INVESCO Variable Investment Funds, Inc.:
INVESCO VIF-Financial Services Subaccount
2003                                                                   55               13             42
2002                                                                  N/A              N/A            N/A
INVESCO VIF-Health Sciences Subaccount
2003                                                                   96                7             89
2002                                                                  N/A              N/A            N/A
INVESCO VIF-Real Estate Opportunity Subaccount
2003                                                                  130               32             98
2002                                                                  N/A              N/A            N/A
INVESCO VIF-Utilities Subaccount
2003                                                                1,954            1,580            374
2002                                                                3,431            2,797            634

J.P. Morgan Series Trust II:
JPMorgan International Opportunities Subaccount
2003                                                                1,579              159          1,420
2002                                                                  N/A              N/A            N/A
JPMorgan MidCap Value Subaccount
2003                                                                  116                9            107
2002                                                                  N/A              N/A            N/A
JPMorgan Small Company Subaccount
2003                                                                  365              446            (81)
2002                                                                1,358            1,361             (3)

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
Janus Aspen Series:
Janus Aspen Balanced Subaccount
2003                                                                  946            1,660           (714)
2002                                                                1,558            1,828           (270)
Janus Aspen Capital Appreciation Subaccount
2003                                                                  104              110             (6)
2002                                                                  389              438            (49)
Janus Aspen Growth Subaccount
2003                                                                1,710            7,361         (5,651)
2002                                                                3,899            6,593         (2,694)
Janus Aspen Growth and Income Subaccount
2003                                                                  250            3,970         (3,720)
2002                                                                1,719            2,983         (1,264)
Janus Aspen Mid Cap Growth Subaccount
2003                                                                  547            1,137           (590)
2002                                                                1,452            1,536            (84)
Janus Aspen Worldwide Growth Subaccount
2003                                                                1,327            2,328         (1,001)
2002                                                                2,958            3,921           (963)
Janus Aspen Mid Cap Value (Perkins) Subaccount
2003                                                                   51               22             29
2002                                                                  N/A              N/A            N/A
Janus Aspen Small Cap Value (Bay Isle) Subaccount
2003                                                                   79               11             68
2002                                                                  N/A              N/A            N/A

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount
2003                                                                   34               10             24
2002                                                                  N/A              N/A            N/A
Oppenheimer Capital Appreciation Subaccount
2003                                                                  143               16            127
2002                                                                  N/A              N/A            N/A
Oppenheimer Global Securities Subaccount
2003                                                                  618              101            517
2002                                                                  N/A              N/A            N/A
Oppenheimer High Income Subaccount
2003                                                                  140               69             71
2002                                                                  N/A              N/A            N/A
Oppenheimer Main Street Subaccount
2003                                                                  250              131            119
2002                                                                  N/A              N/A            N/A
Oppenheimer Main Street Small Cap Subaccount
2003                                                                  273               32            241
2002                                                                  N/A              N/A            N/A
Oppenheimer Strategic Bond Subaccount
2003                                                                  138               11            127
2002                                                                  N/A              N/A            N/A

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount
2003                                                                   18               18             --
2002                                                                   85              102            (17)
PIMCO Low Duration Subaccount
2003                                                                   12               13             (1)
2002                                                                   43               48             (5)

Scudder Variable Series I:
Scudder 21/st/ Century Growth Subaccount
2003                                                                3,776            3,526            250
2002                                                                6,334            4,741          1,593
Scudder Bond Subaccount
2003                                                                1,233            2,394         (1,161)
2002                                                                2,094            1,714            380
Scudder Capital Growth Subaccount
2003                                                                1,812            1,409            403
2002                                                                3,382            2,693            689
Scudder Global Discovery Subaccount
2003                                                                2,329            2,053            276
2002                                                                4,749            4,168            581
Scudder Growth and Income Subaccount
2003                                                                1,663            1,630             33
2002                                                                4,972            4,320            652
Scudder Health Sciences Subaccount
2003                                                                3,005            2,178            827
2002                                                                6,424            4,414          2,010
Scudder International Subaccount
2003                                                               13,719           14,837         (1,118)
2002                                                              140,500          138,139          2,361
Scudder Money Market Subaccount
2003                                                                   30               21              9
2002                                                                    4                7             (3)

Scudder Variable Series II:
Scudder Aggressive Growth Subaccount
2003                                                                2,528            2,683           (155)
2002                                                                3,397            3,326             71
Scudder Blue Chip Subaccount
2003                                                               10,002            7,921          2,081
2002                                                                8,421            9,032           (611)
Scudder Contrarian Value Subaccount
2003                                                                7,157           10,504         (3,347)
2002                                                               13,582           17,038         (3,456)
Scudder Fixed Income Subaccount
2003                                                                9,676           10,497           (821)
2002                                                               14,398           12,146          2,252
Scudder Global Blue Chip Subaccount
2003                                                                1,156              983            173
2002                                                                2,641            2,176            465

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
Scudder Variable Series II (continued):
Scudder Government Securities Subaccount
2003                                                               13,489           26,194        (12,705)
2002                                                               38,240           29,363          8,877
Scudder Growth Subaccount
2003                                                               12,424           13,391           (967)
2002                                                                8,300           19,296        (10,996)
Scudder High Income Subaccount
2003                                                               27,103           27,420           (317)
2002                                                               27,915           32,435         (4,520)
Scudder International Select Equity Subaccount
2003                                                               13,066           16,291         (3,225)
2002                                                               15,466           18,269         (2,803)
Scudder Money Market Subaccount
2003                                                              104,819          124,973        (20,154)
2002                                                            1,059,200        1,133,637        (74,437)
Scudder New Europe Subaccount
2003                                                                  N/A              N/A            N/A
2002                                                                3,192            5,583         (2,391)
Scudder Small Cap Growth Subaccount
2003                                                               15,834           16,275           (441)
2002                                                               49,142           53,749         (4,607)
Scudder Strategic Income Subaccount
2003                                                                4,883            4,809             74
2002                                                                3,920            3,094            826
Scudder Technology Growth Subaccount
2003                                                               16,912           19,159         (2,247)
2002                                                               15,587           13,042          2,545
Scudder Total Return Subaccount
2003                                                                7,648           17,012         (9,364)
2002                                                               10,317           26,363        (16,046)
SVS Davis Venture Value Subaccount
2003                                                                6,286            4,610          1,676
2002                                                               16,239           11,039          5,200
SVS Dreman Financial Services Subaccount
2003                                                                2,082            2,000             82
2002                                                                4,811            3,805          1,006
SVS Dreman High Return Equity Subaccount
2003                                                               12,371           10,537          1,834
2002                                                               30,845           21,435          9,410
SVS Dreman Small Cap Value Subaccount
2003                                                               15,080           19,233         (4,153)
2002                                                               39,866           29,945          9,921
SVS Eagle Focused Large Cap Growth Subaccount
2003                                                                2,834            1,780          1,054
2002                                                                5,982            3,933          2,049
SVS Focus Value + Growth Subaccount
2003                                                                2,966            4,452         (1,486)
2002                                                                5,198            7,614         (2,416)
SVS Index 500 Subaccount
2003                                                               14,167           11,816          2,351
2002                                                               26,664           21,122          5,542

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
Scudder Variable Series II (continued):
SVS INVESCO Dynamic Growth Subaccount
2003                                                                1,367            1,131            236
2002                                                                3,274            2,456            818
SVS Janus Growth and Income Subaccount
2003                                                                6,404            6,614           (210)
2002                                                               15,764           12,010          3,754
SVS Janus Growth Opportunities Subaccount
2003                                                                5,111            5,955           (844)
2002                                                               12,792           10,114          2,678
SVS MFS Strategic Value Subaccount
2003                                                                    2               --              2
2002                                                                  N/A              N/A            N/A
SVS Oak Strategic Equity Subaccount
2003                                                                5,391            3,217          2,174
2002                                                                8,384            6,072          2,312
SVS Turner Mid Cap Growth Subaccount
2003                                                                4,798            2,794          2,004
2002                                                                8,766            5,468          3,298
Scudder Investments VIT Funds:
Scudder Real Estate Securities Subaccount
2003                                                                    1               --              1
2002                                                                  N/A              N/A            N/A

(6) Unit Values and Financial Highlights

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the three years in the period ended December 31, 2003, follows.

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
The Alger American Fund:
Alger American Balanced Subaccount:
2003                                           10,651  $ 10.397  $ 11.306  $  110,755        2.05%   1.40%    2.05%  16.35%   17.39%
2002                                           10,165     8.857     9.684      90,036        1.78%   1.40%    2.05%  -5.43%   -0.08%
2001                                            8,205    10.240    10.240      84,021        1.99%   1.40%    1.40%  -3.29%   -3.29%
Alger American Growth Subaccount:
2003                                              536  $ 11.427  $ 46.250  $   23,931         N/A    1.00%    2.25%  32.12%   33.82%
2002                                              445     8.649    34.560      15,059        0.04%   1.00%    3.00% -33.66%   -7.97%
2001                                              423    40.912    52.093      21,732       14.04%   1.00%    3.00% -12.95%   13.13%
Alger American Leveraged AllCap Subaccount:
2003                                           10,008     7.017    11.567      70,229         N/A    1.40%    2.05%  31.54%   32.87%
2002                                            9,225     5.281     8.763      48,717        0.01%   1.40%    2.05% -34.82%   -4.68%
2001                                            9,057     8.103     8.103      73,387        3.24%   1.40%    1.40% -17.09%  -17.09%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
The Alger American Fund (continued):
Alger American MidCap Growth Subaccount
2003                                              825    13.120    28.931      23,629         N/A    1.00%    2.25%  44.51%   46.33%
2002                                              383     9.079    19.771       7,526         N/A    1.00%    3.00% -30.24%   -1.39%
2001                                              173    28.092    28.342       4,678       33.96%   1.00%    3.00%  -8.01%   -4.13%
Alger American Small Capitalization
Subaccount
2003                                              266    13.156    32.441       6,880         N/A    1.00%    2.25%  39.15%   40.94%
2002                                              174     9.454    23.018       3,316         N/A    1.00%    3.00% -26.96%    2.53%
2001                                              119    16.250    31.513       3,635        0.05%   1.00%    3.00% -30.78%  -13.54%
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
Subaccount
2003                                            4,229     6.329    12.086      27,249        1.04%   1.00%    2.25%  26.51%   28.07%
2002                                            2,918     4.947     9.514      14,727        0.53%   1.00%    3.00% -20.99%    1.88%
2001                                              853     6.323     6.395       5,410        0.83%   1.00%    3.00%  -9.82%   -8.37%
American Century VP Value Subaccount
2003                                            3,906     7.922    12.205      32,626        0.97%   1.00%    2.25%  26.12%   27.68%
2002                                            3,642     6.224     9.636      23,981        6.91%   1.00%    3.00% -14.55%    1.63%
2001                                            3,071     7.350     7.723      23,380        0.53%   1.00%    3.00%   7.38%   11.70%
Credit Suisse Trust:
Credit Suisse Trust Emerging Markets
Subaccount
2003                                            2,964    10.065    12.167      31,302         N/A    1.00%    2.25%  39.74%   41.46%
2002                                            2,581     7.203     8.660      19,348        0.23%   1.00%    3.00% -13.34%   -4.47%
2001                                            1,937     8.326     8.611      16,663         N/A    1.00%    3.00% -11.37%  -10.51%
Credit Suisse Trust Global Post-Venture
Capital Subaccount
2003                                            2,144     8.338    12.050      17,881         N/A    1.40%    2.05%  44.70%   45.62%
2002                                            1,990     5.725     8.299      11,395         N/A    1.40%    2.05% -35.07%   -8.69%
2001                                            1,586     8.818     8.818      13,982         N/A    1.40%    1.40% -29.62%  -29.62%
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock Subaccount
2003                                           11,521    11.170    12.639     144,649        0.28%   1.00%    2.25%  14.94%   29.91%
2002                                           10,438     9.522     9.664     100,874        0.33%   1.40%    2.05% -13.70%    1.58%
2001                                            7,541    11.199    11.199      84,453        0.27%   1.40%    1.40%  -4.60%   -4.60%
The Dreyfus Socially Responsible Growth
Fund, Inc.:
Dreyfus Socially Responsible Growth
Subaccount
2003                                            1,698  $  6.585  $ 23.801  $   14,313        0.12%   1.00%    2.25%  23.23%   24.76%
2002                                            1,731     5.299    19.078      11,679        0.23%   1.00%    3.00% -29.93%  -29.65%
2001                                            1,620     7.563    27.119      15,699        0.07%   1.00%    3.00% -23.91%  -16.84%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Dreyfus Variable Investment Fund:
Dreyfus VIF  Small Company Stock
Subaccount (e)
2003                                               20    11.368    13.646         272         N/A    1.00%    2.25%  17.50%   40.84%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager Subaccount
2003                                              424    23.072    23.999       9,958        2.71%   1.00%    2.05%  15.61%   16.81%
2002                                              292    19.957    20.546       5,884        4.03%   1.00%    2.80% -10.56%   -9.63%
2001                                              323    22.326    22.736       7,226        5.70%   1.00%    2.80%  -5.40%   -5.05%
Fidelity VIP Contrafund Subaccount
2003                                            2,537    12.007    29.355      72,057        0.43%   1.00%    2.25%  25.62%   27.19%
2002                                            2,401     9.558    23.079      54,054        0.85%   1.00%    3.00% -10.25%    0.22%
2001                                            2,475    19.897    25.714      62,588        3.63%   1.00%    3.00% -13.68%   -5.32%
Fidelity VIP Equity Income Subaccount
2003                                            2,149    11.893    33.046      66,628        1.56%   1.00%    2.25%  27.42%   29.04%
2002                                            1,845     9.334    25.609      44,934        4.04%   1.00%    3.00% -17.77%    0.96%
2001                                            1,659    22.475    31.143      50,216        5.91%   1.00%    3.00%  -6.46%   -5.90%
Fidelity VIP Growth Subaccount
2003                                            1,497    11.962    46.493      65,681        0.27%   1.00%    2.25%  29.88%   31.53%
2002                                            1,600     9.210    35.347      53,797        0.25%   1.00%    3.00% -30.80%    0.59%
2001                                            1,643    33.204    51.078      81,527        6.97%   1.00%    3.00% -19.03%  -13.14%
Fidelity VIP Index 500 Subaccount
2003                                              879    11.875   134.882     115,587        1.34%   1.00%    2.25%  25.28%   27.14%
2002                                              940     9.460   106.090      97,664        1.24%   1.00%    3.00% -23.02%    1.56%
2001                                            1,087   127.922    137.84     146,877        1.10%   1.00%    3.00% -13.75%   -9.67%
Franklin Templeton Variable Insurance
Products Trust:
Franklin Rising Dividends Securities
Subaccount (f)
2003                                              229    12.104    12.183       2,783        0.40%   1.00%    2.25%  21.85%   23.05%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Franklin Small Cap Value Securities
Subaccount (f)
2003                                               28    13.141    13.227         376        0.00%   1.00%    2.25%  29.22%   30.49%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Franklin Strategic Income Securities
Subaccount (f)
2003                                              144    10.833    10.904       1,571        0.19%   1.00%    2.25%  17.46%   18.62%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Franklin U.S. Government Subaccount (f)
2003                                            1,163  $  9.938  $ 10.003  $   11,628        0.03%   1.00%    2.25%  -0.04%    0.95%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Franklin Templeton Variable Insurance
Products Trust (continued):
Franklin Zero Coupon 2010 Subaccount (f)
2003                                            1,056     9.919     9.984      10,535        0.03%   1.00%    2.25%   1.13%    2.13%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Mutual Discovery Securities Subaccount (f)
2003                                              117    12.327    12.408       1,447        0.07%   1.00%    2.25%  26.15%   27.40%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Mutual Shares Securities Subaccount (f)
2003                                               76    11.923    12.002         911        0.11%   1.00%    2.25%  22.40%   23.60%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Templeton Developing Markets Securities
Subaccount
2003                                               82    13.164    14.493       1,177        0.17%   1.00%    2.25%  49.66%   51.12%
2002                                                3     8.725     8.725          29         N/A    1.40%    1.40%  -1.53%   -1.53%
2001                                                3     8.860     8.860          30         N/A    1.40%    1.40% -12.68%  -12.68%
ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Fund Subaccount
2003                                              773     6.686     9.661       7,287         N/A    1.00%    2.05%  44.25%   45.75%
2002                                              807     4.635     6.628       5,236         N/A    1.00%    2.80% -11.15%  -10.23%
2001                                              713     7.247     7.384       5,432       21.69%   1.00%    2.80% -11.67%  -11.31%
ING VP Natural Resources Trust:
ING VP  Natural Resources Trust Subaccount
2003                                              228    15.889    16.576       3,684         N/A    1.00%    2.05%  27.91%   29.24%
2002                                              242    12.422    12.826       3,033        0.19%   1.00%    2.80%  -4.06%   -3.07%
2001                                              257    12.958    13.232       3,252         N/A    1.00%    2.80% -17.13%  -16.77%
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF-Financial Services
Subaccount (g)
2003                                               42    12.154    12.234         511        0.39%   1.00%    2.25%  26.76%   28.00%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
INVESCO VIF-Health Sciences Subaccount (g)
2003                                               89    11.776    11.854       1,058         N/A    1.00%    2.25%  24.97%   26.21%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
INVESCO VIF-Real Estate Opportunity
Subaccount (g)
2003                                               98  $ 13.008  $ 13.093  $    1,288        1.40%   1.00%    2.25%  35.77%   37.11%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
INVESCO Variable Investment Funds, Inc.
(continued):
INVESCO VIF-Utilities Subaccount
2003                                            2,012     6.186    11.713      12,532        1.30%   1.00%    2.25%  14.88%   16.02%
2002                                            1,638     5.340     9.919       8,747        0.59%   1.40%    2.05% -21.42%    4.21%
2001                                            1,004     6.796     6.796       6,825        0.92%   1.40%    1.40% -32.30%  -32.30%

J.P. Morgan Series Trust II:
JPMorgan International Opportunities
Subaccount (h)
2003                                            1,420    13.188    13.275      18,835         N/A    1.00%    2.25%  29.53%   30.81%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
JPMorgan MidCap Value Subaccount (h)
2003                                              107    12.246    12.327       1,322         N/A    1.00%    2.25%  26.78%   28.03%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
JPMorgan Small Company Subaccount
2003                                              719    12.228    14.187       9,961         N/A    1.00%    2.25%  32.99%   34.63%
2002                                              800     9.176    10.538       8,265        0.24%   1.00%    3.00% -22.43%    0.82%
2001                                              803    12.972    13.584      10,764        0.03%   1.00%    3.00%  -9.54%   -3.47%

Janus Aspen Series:
Janus Aspen Balanced Subaccount
2003                                            4,946    10.961    29.019     139,284        2.20%   1.00%    2.25%  11.44%   12.92%
2002                                            5,660     9.836    25.699     141,809        2.44%   1.00%    3.00%  -7.37%    0.33%
2001                                            5,930    22.896    27.744     161,184        2.59%   1.00%    3.00%  -6.17%   -4.07%
Janus Aspen Capital Appreciation Subaccount
2003                                              187     8.362     8.362       1,562        0.48%   1.40%    1.40%  18.87%   18.87%
2002                                              193     7.035     7.035       1,356        0.59%   1.40%    1.40% -16.84%  -16.84%
2001                                              242     8.459     8.459       2,043        1.17%   1.40%    1.40% -23.67%  -23.67%
Janus Aspen Growth Subaccount
2003                                            3,904    11.815    22.305      84,379        0.07%   1.00%    2.25%  28.84%   30.43%
2002                                            9,555     7.687    17.102     110,021         N/A    1.00%    3.00% -27.24%  -16.12%
2001                                           12,249    10.607    23.504     189,564        0.25%   1.00%    3.00% -26.05%  -21.32%
Janus Aspen Growth and Income Subaccount (i)
2003                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2002                                            3,720    11.570    11.570      43,040        0.77%   1.40%    1.40% -22.62%  -22.62%
2001                                            4,984    14.953    14.953      74,529        1.32%   1.40%    1.40% -14.57%  -14.57%
Janus Aspen Mid Cap Growth Subaccount
2003                                            2,722    12.534    23.401      62,097         N/A    1.00%    2.25%  32.06%   33.77%
2002                                            3,312     9.491    17.494      56,666         N/A    1.00%    3.00% -28.65%    1.24%
2001                                            3,396    21.725    24.518      81,659         N/A    1.00%    3.00% -40.63%  -23.00%
Janus Aspen Worldwide Growth Subaccount
2003                                            4,891  $ 10.896  $ 28.553  $  136,089        1.06%   1.00%    2.25%  21.20%   22.76%
2002                                            5,892     8.991    23.259     134,031        0.86%   1.00%    3.00% -26.24%   -3.80%
2001                                            6,855    28.344    31.533     212,598        0.45%   1.00%    3.00% -23.77%  -16.33%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Janus Aspen Series (continued):
Janus Aspen Mid Cap Value (Perkins)
Subaccount (i)
2003                                               29    13.307    13.394         395        0.00%   1.00%    2.25%  33.14%   39.04%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Janus Aspen Small Cap Value (Bay Isle)
Subaccount (i)
2003                                               68    13.359    13.447         916         N/A    1.00%    2.25%  38.98%   40.35%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount (j)
2003                                               24    11.941    12.019         292         N/A    1.00%    2.25%  22.68%   23.89%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer Capital Appreciation
Subaccount (j)
2003                                              127    12.247    12.327       1,571         N/A    1.00%    2.25%  27.82%   29.08%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer Global Securities Subaccount (j)
2003                                              517    14.069    14.161       7,318         N/A    1.00%    2.25%  39.72%   41.10%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer High Income Subaccount (j)
2003                                               71    11.007    11.080         785         N/A    1.00%    2.25%  21.07%   22.27%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer Main Street Subaccount (j)
2003                                              119    12.032    12.111       1,435         N/A    1.00%    2.25%  23.66%   24.88%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer Main Street Small Cap
Subaccount (j)
2003                                              241    13.639    13.729       3,309         N/A    1.00%    2.25%  41.07%   42.46%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer Strategic Bond Subaccount (j)
2003                                              127    10.754    10.825       1,370         N/A    1.00%    2.25%  14.58%   15.71%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount
2003                                               18  $ 11.943  $ 11.943  $      220        2.79%   1.40%    1.40%   0.86%    0.86%
2002                                               18    11.841    11.841         210        4.34%   1.40%    1.40%   6.68%    6.68%
2001                                               35    11.099    11.099         389        4.37%   1.40%    1.40%   6.77%    6.77%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
PIMCO Variable Insurance Trust (continued):
PIMCO Low Duration Subaccount
2003                                               18    12.110    12.110         214        1.80%   1.40%    1.40%   0.93%    0.93%
2002                                               19    11.998    11.998         231        3.94%   1.40%    1.40%   5.57%    5.57%
2001                                               24    11.366    11.366         278        6.16%   1.40%    1.40%   6.73%    6.73%

Scudder Variable Series I:
Scudder 21st Century Growth Subaccount
2003                                            6,040     4.644    11.836      28,050         N/A    1.40%    2.05%  27.77%   29.07%
2002                                            5,790     3.598     9.232      20,833         N/A    1.40%    2.05% -42.07%   -1.78%
2001                                            4,197     6.211     6.211      26,068         N/A    1.40%    1.40% -24.15%  -24.15%
Scudder Bond Subaccount
2003                                            1,053     7.647    12.210       8,499        5.99%   1.00%    2.25%   2.75%    4.02%
2002                                            2,214     7.424    11.785      17,198        6.35%   1.00%    3.00%   5.54%    6.17%
2001                                            1,834     7.034    11.100      13,450        3.25%   1.00%    3.00%   2.42%    5.47%
Scudder Capital Growth Subaccount
2003                                            5,444     8.914    18.155      49,512        0.40%   1.00%    2.25%  23.98%   25.63%
2002                                            5,041     7.124    14.451      36,569        0.35%   1.00%    3.00% -29.89%  -24.13%
2001                                            4,352    10.201    20.611      45,339        9.97%   1.00%    3.00% -20.72%  -14.48%
Scudder Global Discovery Subaccount
2003                                            7,393    13.257    13.753      98,017        0.09%   1.40%    2.05%  45.78%   47.03%
2002                                            7,117     9.017     9.402      64,171         N/A    1.40%    2.05% -17.62%   -6.11%
2001                                            6,536    11.412    11.412      74,591        1.60%   1.40%    1.40% -25.64%  -25.64%
Scudder Growth and Income Subaccount
2003                                            5,799     8.080    11.541      46,914        0.99%   1.40%    2.05%  24.01%   24.99%
2002                                            5,766     6.464     9.274      37,291        1.06%   1.40%    2.05% -24.19%   -0.70%
2001                                            5,114     8.527     8.693      43,629        2.74%   1.40%    1.40% -13.30%  -12.52%
Scudder Health Sciences Subaccount
2003                                            7,059    10.551    14.285      74,488         N/A    1.40%    2.05%  30.54%   31.86%
2002                                            6,232     8.002    10.906      49,863         N/A    1.40%    2.05% -24.16%    1.28%
2001                                            4,222    10.551    10.551      44,542         N/A    1.40%    1.40%   5.51%    5.51%
Scudder International Subaccount
2003                                           11,326     8.005    11.137      92,299        0.76%   1.00%    2.25%  24.94%   26.49%
2002                                           12,444     6.354     8.882      83,409        0.88%   1.00%    3.00% -19.49%  -17.17%
2001                                           10,083     7.892    10.723      82,158       16.43%   1.00%    3.00% -32.11%  -23.44%
Scudder Money Market Subaccount
2003                                               12    10.393    10.721         133        1.23%   1.40%    1.40%  -0.58%    0.82%
2002                                                3    10.308    10.783          30         N/A    1.40%    1.40%   0.09%    1.49%
2001                                                6    10.773    10.773          65        4.26%   1.40%    1.40%   2.41%    2.41%
Scudder Aggressive Growth Subaccount
2003                                            3,915  $  9.066  $ 12.906  $   35,503         N/A    1.40%    2.05%  30.75%   32.29%
2002                                            4,070     6.853     9.837      27,890        0.45%   1.40%    2.05% -27.08%   -1.85%
2001                                            3,999    10.022    10.022      40,084        0.85%   1.40%    1.40% -22.84%  -22.84%
Scudder Blue Chip Subaccount
2003                                           18,296     1.126    11.690     137,127        0.70%   1.25%    2.05%  24.22%   25.68%
2002                                           16,215     0.896     9.379      78,102        0.40%   1.25%    2.05% -23.08%   -3.11%
2001                                           16,826     1.164     9.680      97,162        0.36%   1.25%    1.40% -16.97%  -16.86%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Scudder Variable Series II:
Scudder Contrarian Value Subaccount
2003                                           32,630     1.946    11.965     149,054        1.80%   1.00%    2.05%  29.54%   31.28%
2002                                           35,977     1.484     9.162     113,597        1.57%   1.00%    2.80% -16.69%  -16.05%
2001                                           39,433     1.799    10.913     128,715        1.50%   1.00%    2.80%   0.46%    0.85%
Scudder Fixed Income Subaccount
2003                                           16,883     1.233    12.556      98,747        3.70%   1.00%    2.25%   2.65%    4.09%
2002                                           17,704     1.188    12.110      99,482        3.12%   1.00%    3.00%   5.63%    6.52%
2001                                           15,452     1.135    11.369      64,981        3.41%   1.00%    3.00%   2.24%    4.66%
Scudder Global Blue Chip Subaccount
2003                                            2,918    10.609    11.817      30,965        0.34%   1.40%    2.05%  26.38%   27.35%
2002                                            2,745     8.331     9.319      22,865        0.65%   1.40%    2.05% -10.43%   -7.08%
2001                                            2,280    10.029    10.029      22,866        2.07%   1.40%    1.40%   1.40%    1.40%
Scudder Government Securities Subaccount
2003                                           37,820     1.287    12.784     163,000        5.36%   1.00%    2.25%  -0.22%    1.24%
2002                                           50,525     1.275    12.676     237,363        3.09%   1.00%    3.00%   5.67%    6.56%
2001                                           41,648     1.218    11.896     160,645        3.48%   1.00%    3.00%   3.52%    6.64%
Scudder Growth Subaccount
2003                                           53,620     1.675    11.517     239,685        0.12%   1.00%    2.25%  21.70%   23.48%
2002                                           54,587     1.360     9.431     178,843         N/A    1.00%    3.00% -30.28%    0.73%
2001                                           65,583     1.951     8.272     302,393        8.78%   1.00%    3.00% -23.67%  -14.32%
Scudder High Income Subaccount
2003                                           40,437     0.957    12.499     235,030        8.06%   1.00%    2.25%  21.65%   23.39%
2002                                           40,754     0.778    10.239     179,672        9.68%   1.00%    3.00%  -2.50%    5.29%
2001                                           45,274     0.805     9.271     189,316       11.65%   1.00%    3.00%  -2.72%    1.61%
Scudder International Select Equity
Subaccount
2003                                           33,625     1.667    11.710      96,753        1.12%   1.00%    2.05%  26.83%   28.54%
2002                                           36,850     1.299     9.202      75,047        0.42%   1.00%    2.80% -15.22%   -1.69%
2001                                           39,653     1.547     7.918      72,774       16.11%   1.00%    2.80% -25.53%  -25.18%
Scudder Money Market Subaccount
2003                                           34,208     0.984    12.143     181,973        0.77%   1.00%    2.25%  -1.50%    0.72%
2002                                           54,362     0.990    12.056     306,311        1.39%   1.00%    3.00%  -0.86%    1.36%
2001                                          128,799     1.008    11.894     407,432        3.31%   1.00%    3.00%   0.94%    3.85%
Scudder New Europe Subaccount
2003                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2002                                               --       N/A       N/A         N/A        2.29%   1.40%    1.40%    N/A      N/A
2001                                            2,391     6.576     6.576      15,722        1.33%   1.40%    1.40% -30.83%  -30.83%
Scudder Small Cap Growth Subaccount
2003                                           44,561  $  1.072  $ 12.586  $  141,216         N/A    1.00%    2.25%  29.85%   31.63%
2002                                           45,002     0.817     9.660     100,125         N/A    1.00%    3.00% -34.93%    1.94%
2001                                           49,609     1.267     9.348     152,170       12.86%   1.00%    3.00% -32.12%  -16.19%
Scudder Strategic Income Subaccount
2003                                            2,474     1.282    12.239      28,082        1.47%   1.25%    2.05%   5.43%    6.52%
2002                                            2,400     1.204    11.507      24,573        2.28%   1.25%    1.40%   9.77%    9.93%
2001                                            1,574     1.095    10.483      11,501        0.61%   1.25%    1.40%   3.78%    3.92%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Scudder Variable Series II (continued):
Scudder Technology Growth Subaccount
2003                                           25,760     0.835    13.392     153,801         N/A    1.00%    2.25%  43.25%   45.15%
2002                                           28,007     0.575     9.317     145,624        0.11%   1.00%    3.00% -36.79%    2.62%
2001                                           25,462     0.920     9.079     217,576        0.18%   1.00%    3.00% -33.63%   -7.58%
Scudder Total Return Subaccount
2003                                           74,476     1.892    11.138     440,847        3.06%   1.00%    2.25%  15.19%   16.77%
2002                                           83,840     1.624     9.636     416,026        2.89%   1.00%    3.00% -16.22%   -9.23%
2001                                           99,886     1.939    10.615     566,841        6.75%   1.00%    3.00%  -7.39%   -5.62%
SVS Davis Venture Value Subaccount
2003                                           16,169    10.008    12.301     161,895        0.48%   1.40%    2.05%  26.82%   28.05%
2002                                           14,493     7.816     9.666     113,303        0.15%   1.40%    2.05% -16.95%    1.47%
2001                                            9,293     9.412     9.412      87,458         N/A    1.40%    1.40%  -5.88%   -5.88%
SVS Dreman Financial Services Subaccount
2003                                            5,779    11.968    12.548      72,507        1.40%   1.40%    2.05%  25.16%   26.37%
2002                                            5,697     9.562     9.930      56,572        0.88%   1.40%    2.05%  -9.78%   -0.02%
2001                                            4,691    11.006    11.006      51,630        0.97%   1.40%    1.40%  -6.17%   -6.17%
SVS Dreman High Return Equity Subaccount
2003                                           34,882    12.230    12.479     435,250        1.88%   1.40%    2.05%  28.85%   30.11%
2002                                           33,048     9.436     9.591     316,953        1.39%   1.40%    2.05% -19.17%   -1.19%
2001                                           23,638    11.674    11.865     280,450        0.60%   1.40%    1.40%  -0.34%    0.29%
SVS Dreman Small Cap Value Subaccount
2003                                           39,751     1.553    13.660     222,551        2.27%   1.00%    2.25%  34.84%   40.63%
2002                                           43,904     1.116     8.945     149,053        0.41%   1.00%    2.80% -13.13%  -12.10%
2001                                           33,983     1.285    10.177     113,833         N/A    1.00%    2.80%  16.04%   16.49%
SVS Eagle Focused Large Cap Growth
Subaccount
2003                                            7,149     8.302    11.339      59,386         N/A    1.40%    2.05%  23.61%   24.79%
2002                                            6,095     6.652     9.142      40,566         N/A    1.40%    2.05% -28.35%   -2.40%
2001                                            4,046     9.367     9.367      37,898         N/A    1.40%    1.40% -18.10%  -18.10%
SVS Focus Value + Growth Subaccount
2003                                           14,973     1.451    12.183      53,599        0.77%   1.00%    2.05%  29.63%   31.35%
2002                                           16,459     1.106     9.366      39,194        0.56%   1.00%    2.80% -27.38%   -4.81%
2001                                           18,875     1.538     9.839      51,767        6.41%   1.00%    2.80% -15.56%  -15.21%
SVS Index 500 Subaccount
2003                                           25,469     7.991    11.868     203,544        1.05%   1.40%    2.05%  25.01%   26.16%
2002                                           23,118     6.334     9.461     146,428        0.55%   1.40%    2.05% -23.41%    1.62%
2001                                           17,576     8.270     8.270     145,352        0.29%   1.40%    1.40% -13.27%  -13.27%
SVS INVESCO Dynamic Growth Subaccount
2003                                            3,310  $  7.939  $ 12.753  $   26,296         N/A    1.40%    2.05%  32.54%   33.66%
2002                                            3,074     5.940     9.589      18,257         N/A    1.40%    2.05% -31.87%    4.47%
2001                                            2,256     8.718     8.718      19,666         N/A    1.40%    1.40% -12.82%  -12.82%
SVS Janus Growth and Income Subaccount
2003                                           17,467     7.331    11.302     128,062        0.70%   1.40%    2.05%  21.46%   22.66%
2002                                           17,677     5.952     9.235     105,208        0.66%   1.40%    2.05% -21.65%   -0.56%
2001                                           13,923     7.597     7.597     105,768        0.42%   1.40%    1.40% -13.50%  -13.50%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Scudder Variable Series II (continued):
SVS Janus Growth Opportunities Subaccount
2003                                           16,951     5.318    11.920      90,163         N/A    1.40%    2.05%  23.71%   24.99%
2002                                           17,795     4.255     9.603      75,716         N/A    1.40%    2.05% -31.58%    1.35%
2001                                           15,117     6.219     6.219      94,012         N/A    1.40%    1.40% -24.75%  -24.75%
SVS MFS Strategic Value Subaccount (k)
2003                                                2    11.769    11.829          28         N/A    1.70%    2.05%  23.81%   24.24%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
SVS Oak Strategic Equity Subaccount
2003                                            9,193     6.610    13.219      60,811         N/A    1.40%    2.05%  46.14%   47.72%
2002                                            7,019     4.474     9.015      31,408         N/A    1.40%    2.05% -40.57%    1.52%
2001                                            4,707     7.529     7.529      35,442         N/A    1.40%    1.40% -24.71%  -24.71%
SVS Turner Mid Cap Growth Subaccount
2003                                            9,951     8.556    13.753      85,147         N/A    1.40%    2.05%  45.11%   46.45%
2002                                            7,947     5.842     9.446      46,432         N/A    1.40%    2.05% -33.21%    0.48%
2001                                            4,649     8.748     8.748      40,665         N/A    1.40%    1.40% -12.52%  -12.52%

Scudder Investments VIT Funds:
Scudder Real Estate Securities
Subaccount (k)
2003                                                1    12.421    12.449          16         N/A    1.70%    2.05%  24.21%   24.49%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A

(a) This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

(b) This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

(c) Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

(d)  Net Assets equals Contract Owners' Equity.

(e)  For the period (commencement of operations): May 12, 2003 - December 31,
     2003

(f) For the period (commencement of operations): May 6, 2003 - Franklin Rising Dividends Securities Subaccount; May 16, 2003 - Franklin Small Cap Value Securities Subaccount; May 15, 2003 - Franklin Strategic Income Securities Subaccount; May 5, 2003 - Franklin U.S. Government Subaccount; May 12, 2003
     - Franklin Zero Coupon 2010 Subaccount; May 5, 2003 - Mutual Discovery Securities Subaccount and May 15, 2003 - Mutual Shares Securities Subaccount to December 31, 2003.

(g) For the period (commencement of operations): May 2, 2003 - INVESCO VIF - Financial Services Subaccount; May 6, 2003 - INVESCO IVF - Health Sciences Subaccount; May 8, 2003 - INVESCO VIF - Real Estate Opportunity Subaccount to December 31, 2003.

(h) For the period (commencement of operations): June 6, 2003 - JPMorgan International Opportunities Subaccount and May 5, 2003 - JPMorgan MidCap Value Subaccount to December 31, 2003.

(i) For the period (cessation of operations): January 1, 2003 - Janus Aspen Growth and Income Subaccount to March 7, 2003. For the period (commencement of operations): May 12, 2003 - Janus Aspen Mid Cap Value (Perkins) Subaccount and May 28, 2003 - Janus Aspen Small Cap Value (Bay Isle) Subaccount to December 31, 2003.

(j) For the period (commencement of operations): May 15, 2003 - Oppenheimer Aggressive Growth Subaccount; May 6, 2003 - Oppenheimer Capital Appreciation Subaccount; May 12, 2003 - Oppenheimer Global Securities Subaccount; May 2, 2003 - Oppenheimer High Income Subaccount; May 5, 2003 - Oppenheimer Main Street Subaccount; May 9, 2003 - Oppenheimer Main Street Small Cap Subaccount and May 9, 2003 - Oppenheimer Strategic Bond Subaccount to December 31, 2003.

(k) For the period (cessation of operations): January 1, 2002 - Scudder New Europe Subaccount to November 1, 2002. For the period (commencement of operations): June 12, 2003 - SVS MFS Strategic Value Subaccount and July 11, 2003 - Scudder VIT Real Estate Subaccount to December 31, 2003.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company:


In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and its subsidiaries (the "Company") at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As discussed in Note 1 to the consolidated financial statements, the Company adopted the provisions of Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, as of January 1, 2002.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
March 26, 2004

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                       (in thousands, except share data)

                                                                                  December 31, December 31,
                                                                                      2003         2002
                                                                                  ------------ ------------
Assets
   Fixed maturity securities, available-for-sale, at fair value (amortized cost:
     December 31, 2003, $627,793; December 31, 2002, $3,313,920)................. $   619,055  $ 3,420,773
   Equity securities (cost: December 31, 2003, $2,458; December 31, 2002
     $52,627)....................................................................       2,774       58,615
   Short-term investments........................................................      55,098           --
   Joint venture mortgage loans..................................................       7,417      114,061
   Third-party mortgage loans....................................................      52,955       57,985
   Other real estate-related investments.........................................       5,495        5,645
   Policy loans..................................................................          --      223,888
   Other invested assets.........................................................       2,117        2,491
                                                                                  -----------  -----------
       Total investments.........................................................     744,911    3,883,458
   Cash..........................................................................       7,414       47,436
   Accrued investment income.....................................................      10,475      148,549
   Reinsurance recoverable.......................................................   3,992,659      433,566
   Deferred insurance acquisition costs..........................................     273,307      431,915
   Value of business acquired....................................................          --       53,600
   Other intangible assets.......................................................          --        5,502
   Deferred income taxes.........................................................      88,783       73,228
   Federal income tax receivable.................................................      33,067       11,232
   Modified coinsurance receivable--related party................................     762,480           --
   Other assets and receivables..................................................      71,131       30,420
   Assets held in separate accounts..............................................  15,122,214   13,547,376
                                                                                  -----------  -----------
       Total assets.............................................................. $21,106,441  $18,666,282
                                                                                  ===========  ===========
Liabilities
   Future policy benefits........................................................ $ 4,319,667  $ 4,111,063
   Other policyholder benefits and funds payable.................................     150,092      178,709
   Payable to reinsurers.........................................................      97,573       14,340
   Modified coinsurance payable--related party...................................     758,853           --
   Other accounts payable and liabilities........................................      19,748       91,015
   Liabilities related to separate accounts......................................  15,122,214   13,547,376
                                                                                  -----------  -----------
       Total liabilities.........................................................  20,468,147   17,942,503
                                                                                  -----------  -----------
Commitments and contingent liabilities...........................................          --           --
Stockholder's equity
   Capital stock--$10 par value, authorized 300,000 shares; outstanding 250,000
     shares......................................................................       2,500        2,500
   Additional paid-in capital....................................................     841,633      841,633
   Accumulated other comprehensive income (loss).................................     (12,283)      54,009
   Retained deficit..............................................................    (193,556)    (174,363)
                                                                                  -----------  -----------
       Total stockholder's equity................................................     638,294      723,779
                                                                                  -----------  -----------
       Total liabilities and stockholder's equity................................ $21,106,441  $18,666,282
                                                                                  ===========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                (in thousands)

                                                                             Year Ended December 31,
                                                                         ------------------------------
                                                                           2003       2002       2001
                                                                         --------  ---------  ---------
Revenue
   Net investment income................................................ $162,749  $ 228,330  $ 269,419
   Realized investment gains (losses)...................................   84,632       (779)    20,660
   Premium income (loss)................................................   (1,072)     1,002        486
   Separate account fees and charges....................................   83,364    110,013     70,993
   Broker-dealer commission revenue.....................................   18,671     28,452     25,996
   Other income.........................................................    7,942     13,744     10,743
                                                                         --------  ---------  ---------
       Total revenue....................................................  356,286    380,762    398,297
                                                                         --------  ---------  ---------
Benefits and Expenses
   Interest credited to policyholders...................................  114,885    152,945    159,127
   Claims incurred and other policyholder benefits......................   13,562     62,613     21,933
   Taxes, licenses and fees.............................................   (1,832)    19,244     10,714
   Commissions..........................................................   45,049     83,508    154,341
   Broker-dealer commission expense.....................................   18,646     27,953     25,244
   Operating expenses...................................................   31,079     67,474     66,026
   Deferral of insurance acquisition costs..............................  (49,673)   (96,509)  (166,202)
   Amortization of insurance acquisition costs..........................  151,746     34,941     18,052
   Amortization of value of business acquired...........................   56,828     20,751     15,606
   Goodwill impairment..................................................       --    156,511         --
   Amortization of goodwill.............................................       --         --     12,744
   Amortization of other intangible assets..............................      506        759        961
                                                                         --------  ---------  ---------
       Total benefits and expenses......................................  380,796    530,190    318,546
                                                                         --------  ---------  ---------
   Income (loss) before income tax expense (benefit) and cumulative
     effect of accounting change, net of tax............................  (24,510)  (149,428)    79,751
   Income tax expense (benefit).........................................  (15,323)    (2,377)    28,154
                                                                         --------  ---------  ---------
   Net income (loss) before cumulative effect of accounting change, net
     of tax.............................................................   (9,187)  (147,051)    51,597
   Cumulative effect of accounting change, net of tax...................       --    (21,907)        --
                                                                         --------  ---------  ---------
       Net income (loss)................................................ $ (9,187) $(168,958) $  51,597
                                                                         ========  =========  =========


         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                (in thousands)

                                                                                   Year Ended December 31,
                                                                                -----------------------------
                                                                                  2003       2002      2001
                                                                                --------  ---------  --------
Net income (loss).............................................................. $ (9,187) $(168,958) $ 51,597
                                                                                --------  ---------  --------
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on investments arising during period:
   Unrealized (losses) on derivatives..........................................   (4,500)    (8,092)   (5,003)
   Unrealized holding gains (losses) on investments............................   (8,060)    88,159    59,158
   Adjustment to value of business acquired....................................   (7,098)    (1,786)   (5,914)
   Adjustment to deferred insurance acquisition costs..........................   (4,121)   (15,344)   (1,050)
                                                                                --------  ---------  --------
       Total unrealized holding gains (losses) on investments arising
         during the period.....................................................  (23,779)    62,937    47,191
                                                                                --------  ---------  --------
Less reclassification adjustments for items included in net income (loss):
   Adjustment for (gains) losses included in realized investment gains
     (losses)..................................................................  124,155     19,394    (9,203)
   Adjustment for amortization of premium on fixed maturities included in
     net investment income (loss)..............................................  (19,044)    (9,400)   (5,732)
   Adjustment for (gains) included in amortization of value of business
     acquired..................................................................  (10,326)      (331)   (1,705)
   Adjustment for (gains) losses included in amortization of insurance
     acquisition costs.........................................................  (23,535)    (4,185)    6,395
                                                                                --------  ---------  --------
       Total reclassification adjustments for items included in net income
         (loss)................................................................   71,250      5,478   (10,245)
                                                                                --------  ---------  --------
Other comprehensive income (loss), before related income tax expense
  (benefit)....................................................................  (95,029)    57,459    57,436
Related income tax expense (benefit)...........................................  (28,737)    20,001     8,167
                                                                                --------  ---------  --------
       Other comprehensive income (loss), net of tax...........................  (66,292)    37,458    49,269
                                                                                --------  ---------  --------
       Comprehensive income (loss)............................................. $(75,479) $(131,500) $100,866
                                                                                ========  =========  ========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                (in thousands)

                                                                       Year Ended December 31,
                                                                   ------------------------------
                                                                      2003       2002      2001
                                                                   ---------  ---------  --------
Capital stock, beginning and end of period........................ $   2,500  $   2,500  $  2,500
                                                                   ---------  ---------  --------
Additional paid-in capital, beginning of period...................   841,633    804,347   804,347
Capital contributions from parent.................................        --     37,286        --
                                                                   ---------  ---------  --------
   End of period..................................................   841,633    841,633   804,347
                                                                   ---------  ---------  --------
Accumulated other comprehensive income (loss), beginning of period    54,009     16,551   (32,718)
Other comprehensive income (loss), net of tax.....................   (66,292)    37,458    49,269
                                                                   ---------  ---------  --------
   End of period..................................................   (12,283)    54,009    16,551
                                                                   ---------  ---------  --------
Retained deficit, beginning of period.............................  (174,363)    (5,405)  (44,002)
Net income (loss).................................................    (9,187)  (168,958)   51,597
Dividends to parent...............................................   (10,006)        --   (13,000)
                                                                   ---------  ---------  --------
   End of period..................................................  (193,556)  (174,363)   (5,405)
                                                                   ---------  ---------  --------
       Total stockholder's equity................................. $ 638,294  $ 723,779  $817,993
                                                                   =========  =========  ========

         See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                 (in thousands)

                                                                                                   Year Ended December 31,
                                                                                            -------------------------------------
                                                                                                2003         2002         2001
                                                                                            -----------  -----------  -----------
Cash flows from operating activities
   Net income (loss)....................................................................... $    (9,187) $  (168,958) $    51,597
   Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
      Realized investment (gains) losses...................................................     (84,632)         779      (20,660)
      Interest credited and other charges..................................................     115,647      188,926      169,084
      Deferred insurance acquisition costs, net............................................     102,072      (61,569)    (148,150)
      Amortization of value of business acquired...........................................      56,828       20,751       15,606
      Amortization of goodwill.............................................................          --           --       12,744
      Goodwill impairment..................................................................          --      156,511           --
      Amortization of net discount/premium on investments..................................      19,044        9,400        5,731
      Amortization of other intangible assets..............................................         506          759          961
      Deferred income taxes................................................................      13,182        2,458       16,927
      Net change in current federal income taxes...........................................     (21,835)       2,634       (5,063)
      Benefits and premium taxes due related to separate account business-owned life
       insurance...........................................................................     (37,540)      11,521       (6,392)
      Modified coinsurance receivable......................................................    (762,480)          --           --
      Other policyholder benefits and funds payable........................................     (15,384)       5,441        4,190
      Funds withheld account transfer......................................................          --     (222,500)          --
      Change in premium suspense...........................................................          --      (43,625)      41,938
      Payable to reinsurers................................................................      83,233       15,400       (3,612)
      Modified coinsurance payable.........................................................     758,853           --           --
      Reinsurance with Federal Kemper Life Assurance (FKLA)................................     192,104           --           --
      Other accounts and notes receivable..................................................     (38,772)      (2,522)      (9,817)
      Cumulative effect of accounting change, net of tax...................................          --       21,907           --
      Other, net...........................................................................     (32,831)     (13,116)     (27,579)
                                                                                            -----------  -----------  -----------
         Net cash provided by (used in) operating activities...............................     338,808      (94,122)      97,505
                                                                                            -----------  -----------  -----------
Cash flows from investing activities
   Cash from investments sold or matured:
      Fixed maturity securities held to maturity...........................................     185,049      198,824      281,664
      Fixed maturity securities sold prior to maturity.....................................   1,282,052    2,307,588    1,331,168
      Equity securities....................................................................       5,002       17,435           --
      Mortgage loans, policy loans and other invested assets...............................     203,163       76,382       60,495
      Reinsurance with FKLA................................................................   3,192,609           --           --
   Cost of investments purchased or loans originated:
      Fixed maturity securities............................................................  (1,656,619)  (2,757,149)  (1,481,699)
      Equity securities....................................................................          --       (4,244)          --
      Mortgage loans, policy loans and other invested assets...............................     (63,029)     (48,722)     (41,395)
      Investment in subsidiaries...........................................................          --           --       (2,690)
   Short-term investments, net.............................................................     (55,098)     159,105     (143,205)
   Net change in receivable and payable for securities transactions........................      (4,991)      12,928        6,186
   Net change in other assets..............................................................       3,052        2,440        2,248
                                                                                            -----------  -----------  -----------
         Net cash provided by (used in ) investing activities..............................   3,091,190      (35,413)      12,772
                                                                                            -----------  -----------  -----------
Cash flows from financing activities
   Policyholder account balances:
      Deposits.............................................................................     255,383      601,045      680,106
      Withdrawals..........................................................................    (191,392)    (505,674)    (733,521)
   Capital contributions...................................................................          --       37,286           --
   Dividends paid to stockholders..........................................................     (10,006)          --      (13,000)
   Cash overdrafts.........................................................................       6,110      (13,060)     (20,589)
   Reinsurance with FKLA...................................................................  (3,530,115)          --           --
                                                                                            -----------  -----------  -----------
         Net cash provided by (used in) financing activities...............................  (3,470,020)     119,597      (87,004)
                                                                                            -----------  -----------  -----------
         Net increase (decrease) in cash...................................................     (40,022)      (9,938)      23,273
Cash, beginning of period..................................................................      47,436       57,374       34,101
                                                                                            -----------  -----------  -----------
Cash, end of period........................................................................ $     7,414  $    47,436  $    57,374
                                                                                            ===========  ===========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Summary of Significant Accounting Policies

  Basis of presentation

   Kemper Investors Life Insurance Company (the "Company") is licensed in the District of Columbia and all states, except New York. Zurich Life Insurance Company of New York ("ZLICONY"), a wholly-owned subsidiary through September 3, 2003, is licensed to conduct business in the State of New York. The Company also owned the PMG group of companies ("PMG") and Investors Brokerage Services, Inc. through September 3, 2003. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is an indirect wholly-owned subsidiary of Zurich Holding Company of America, Inc. ("ZHCA"), a holding company. ZHCA is an indirect wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.

   The financial statements include the accounts of the Company on a consolidated basis through the period ended August 31, 2003. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 2002 and 2001 consolidated financial statements in order to conform to the 2003 presentation. The accompanying consolidated financial statements of the Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

  Estimates

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. As further discussed in the accompanying notes to consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturity and equity securities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments and future policy benefit reserves.

  Goodwill and Other Intangibles

   In July 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 142 ("SFAS 142"), Goodwill and Other Intangible Assets. SFAS 142 primarily addresses the accounting that must be applied to goodwill and intangible assets subsequent to their acquisition. Effective January 1, 2002, SFAS 142 required that goodwill and indefinite-lived intangible assets no longer be amortized, but be tested, at least annually, for impairment at the reporting unit level. As a result of implementation of SFAS 142, the Company recorded an impairment of $21.9 million in the second quarter of 2002. In the following quarter, the Company wrote off the remaining balance of its goodwill asset, $156.5 million, under the direction of the Board of Directors of its indirect, 100% shareholder, ZFS.

   In September 2002, the Board of Directors of ZFS approved a plan designed to improve the profitability of ZFS and its subsidiaries. Under this plan, ZFS considered a number of strategic options, the completion of which could have a significant impact on the recoverability of the carrying value of certain assets. Among the assets affected by the approval of the plan was the goodwill associated with the 1996 acquisition of the Zurich Life companies by ZFS. The Company filed its Form 10-Q for the period ended June 30, 2002 prior to ZFS Board's

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES action. As a result, the Company recorded the complete write-down of the remaining goodwill of $156.5 million in the third quarter of 2002, the period during which the Company became aware of this action by ZFS' Board of Directors.

   Other definite-lived, intangible assets of $7.6 million, recorded in 2001 and 2000 in connection with the purchase of PMG, continued to be amortized on a straight-line basis over a ten-year period, until their transfer as part of the Purchase Agreement (see Note 3 of the Notes to Consolidated Financial Statements). As of December 31, 2003, the Company does not have any goodwill or intangible assets on its balance sheet.

  Value of Business Acquired

   The value of business acquired ("VOBA") reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. For the Company, January 4, 1996, the date Kemper was acquired by ZFS, is the VOBA acquisition date. The VOBA is the present value of the actuarially determined projected cash flows for the acquired policies.

   The VOBA is amortized over the estimated contractual life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the business acquired. During 2003, the remaining balance of the VOBA was amortized in conjunction with the asset transfer resulting from the Bank One Purchase Agreement (see Note 3 below).

   The amortization and accretion of interest for the VOBA acquired for each of the years through December 31, 2003 were as follows:

                                                      Projected
                              Beginning              Accretion of Ending
      Year Ended December 31,  Balance  Amortization   Interest   Balance
      ----------------------- --------- ------------ ------------ -------
      (in thousands)
               2001..........  $93,185    $(21,394)     $5,788    $77,579
               2002..........   77,579     (24,464)      3,713     56,828
               2003..........   56,828     (58,951)      2,123         --

  Life Insurance Revenue and Expenses

   Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income and realized capital gains, policy charges such as mortality, expense and surrender charges, and expense loads for premium taxes on certain contracts. Expenses consist of benefits in excess of account balances, interest credited to contracts, policy maintenance costs, amortization of deferred insurance acquisition costs and VOBA.

   Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

  Reinsurance

   In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid, or deemed to have been paid, are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company also has reinsurance agreements that transfer the investment risk for a portion of the Guaranteed Minimum Death Benefits ("GMDB"s) and Guaranteed Retirement Income Benefits ("GRIB"s) offered in certain variable contracts.

   The Company also enters into reinsurance agreements as the assuming party. These agreements provide a cash flow stream during the term of the agreement and obligate the Company to pay the ceding party according to terms of the agreement.

  Deferred Insurance Acquisition Costs

   The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits ("EGPs") on the related contracts and policies. The deferred insurance acquisition costs ("DAC") for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of EGPs, arising principally from projected investment margins, mortality expense margins and surrender charges. DAC related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturity securities held as available-for-sale in the investment portfolio, through a charge or credit to accumulated other comprehensive income, net of income tax. The DAC for term life insurance products are being amortized over the premium paying period of the policies.

   Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses.

   Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs was deemed necessary, the Company would adjust, as appropriate, the assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary.

   The overall recoverability of the DAC asset is dependant on the future profitability of the business. The Company monitors aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely monitors its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts are invested in the equity market.

  Future Policy Benefits

   Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. A liability has been established for GMDB in excess of account values. The GRIB was an optional benefit to the DESTINATIONS/SM/ variable annuity, for an additional asset-based fee. It

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES allows for a proxy account value, called the GRIB Base, to be applied to the guaranteed annuity factors (settlement option purchase rates) in the contract. The GRIB and GMDB Base prior to attained age 80 is the greatest of:

  .  the contract value (account value),

  .  the greatest anniversary value before the exercise (annuitization) date, or

  . purchase payments minus previous withdrawals, accumulated at 5% interest per year to the annuitization date.

   GRIB reserves have been established to cover the present value of future benefits for policies that were deemed to have elected annuitization. In accordance with current GAAP guidance, no additional liabilities for future policy benefits related to guaranteed living benefits have been established.

   Current interest rates credited during the contract accumulation period range from 0.5% to 7.4%. Future minimum guaranteed interest rates vary from 2.0% to 4.5%. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5% to 12.0%.

   Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 4.2% to 4.6% over 20 years.

  Impairment Losses on Investments

   Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security, the length of time the security's fair value has been below cost or amortized cost, and by how much, specific credit issues related to the issuer and current economic conditions. Also, the Company estimates the cash flows over the life of purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

   Significant changes in the factors the Company considers when evaluating investments for impairment losses could result in a significant change in impairment losses reported in the consolidated financial statements.

  Valuation Allowances on Mortgage Loans on Real Estate

   The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers and its investment committee. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans on real estate is included in net investment income in the period received.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Significant changes in the factors the Company considers in determining the valuation allowance on mortgage loans on real estate could result in a significant change in the valuation allowance reported in the consolidated financial statements.

  Guaranty Fund Assessments

   The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2003 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

  Invested Assets and Related Income

   Investments in fixed maturity securities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

   The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturity securities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

   Mortgage loans are carried at their unpaid principal balance, net of any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

   Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease are carried primarily at cost, net of any applicable reserves or write-downs.

   Realized gains or losses on sales of investments, determined on the basis of specific security identification on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense and unrealized losses are tax benefited. However, the tax benefits from unrealized losses are offset by a valuation allowance, where appropriate.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Derivative and Embedded Derivative Financial Instruments

   Derivative financial instruments include interest rate swaps and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments, ("subject to bifurcation"), are embedded in fixed income securities and equity indexed life and annuity contracts and reinsurance agreements.

   SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" (collectively, "the statements") require that all derivatives be recognized on the Consolidated Balance Sheets at fair value.

   Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and liabilities subject to bifurcation is reported in other income.

   Derivatives that are not hedges for accounting purposes must be adjusted to fair value through net income. If the derivative is designated as a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through net income or recognized in accumulated other comprehensive income until the hedged item is recognized in net income.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged transaction's variability in cash flows attributable to the hedged risk. The Company does not currently exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. For the years ended December 31, 2003 and 2002, there was no hedge ineffectiveness.

   The Company designates certain interest rate swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow experience is associated with an existing liability. For hedging instruments utilized as cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income.

   If, subsequent to entering into a hedge transaction, a derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished), the Company may terminate the derivative position. The Company may also terminate derivative instruments as a result of other events or circumstances. When a derivative financial instrument utilized in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Separate Account Business

   The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contractholders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the separate accounts are carried at fair value.

  Federal Income Taxes

   Beginning with the year ended December 31, 2002, the Company files a consolidated federal income tax return with ZHCA. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

   The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differs from its estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

   A written agreement provides the method of allocating tax between the Company and ZHCA. In general, allocation is based upon a separate return calculation with no immediate benefit for a taxable loss which is utilized in the current year consolidated return. Intercompany tax balances are settled within thirty days after: the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the Company's apportioned tax liability in accordance with the tax sharing agreement.

(2) Cash Flow Information

   The Company defines cash as cash in banks and money market accounts. The Company received a federal income tax refund of $8.5 million and $2.7 million in 2003 and 2002, respectively, and paid taxes of $19.8 million directly to the United States Treasury Department during 2001.

(3) Sales and Reinsurance Ceded/Assumed

   FKLA. On September 3, 2003 (the "Closing Date" or the "Closing"), the Company transferred portions of its business through a one hundred percent coinsurance arrangement, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). Prior to the Closing Date, the Company, FKLA, Zurich Life Insurance Company of America ("ZLICA") and Fidelity Life Association, a mutual legal reserve company ("FLA") operated under the trade name "Zurich Life" and were all, except FLA, direct, wholly-owned subsidiaries of Kemper. Following the Closing Date, the Company remains a direct, wholly-owned subsidiary of Kemper.

   These transfers were part of a larger transaction pursuant to a Stock and Asset Purchase Agreement, dated May 29, 2003 (the "Purchase Agreement"), among ZHCA, Kemper, the Company, ZFS, Banc One Insurance Holdings, Inc. ("BOIH") and Bank One Corporation ("Bank One"). Under the Purchase Agreement, Kemper, an indirect subsidiary of ZFS, agreed to sell the capital stock of FKLA, ZLICA and Zurich Direct Inc. to BOIH. BOIH also agreed to acquire indirect control of FLA via its acquisition of FKLA which, pursuant to a Management Agreement, directs the day-to-day operations of FLA. BOIH further agreed to acquire control of all

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES the Company's Subsidiaries. "The Company's Subsidiaries" included Investors Brokerage Services, Inc., Investors Brokerage Services Insurance Agency, Inc., ZLICONY, PMG Life Agency, Inc., PMG Marketing, Inc., PMG Securities Corporation and PMG Asset Management, Inc. (collectively "PMG").

   Upon the Closing of the transactions contemplated by the Purchase Agreement, including the Coinsurance Agreement, effective as of the Closing (the "Coinsurance Agreement"), the Company ceded to FKLA, and FKLA assumed on a coinsurance basis, 100% of the General Account Liabilities. The "General Account Liabilities" included all of the Company's gross liabilities and obligations, including benefits, claims, taxes, commissions and assessments for certain types of existing individual and group life insurance policies and annuity contracts (the "Reinsured Policies"), except for certain retained liabilities. The Reinsured Policies also included certain policies to be written by the Company for a period of twelve months subsequent to the Closing.

   Upon the Closing, the Company also ceded to FKLA, and FKLA assumed on a modified coinsurance basis, a majority of the Separate Account Liabilities. The "Separate Account Liabilities" are all liabilities that were reflected in the Company's separate accounts and that relate to the Reinsured Policies. Pursuant to the modified coinsurance framework under which Separate Account Liabilities are reinsured, ownership of the underlying separate account assets was not transferred to FKLA. At December 31, 2003, the reinsurance recoverable from FKLA was $3.6 billion.

   In consideration of FKLA's assumption of the General Account Liabilities, the Company transferred to FKLA the Transferred Coinsurance Assets, less a Ceding Commission, as described below. "Transferred Coinsurance Assets", as calculated on a statutory accounting basis, were defined as (a)(i) all of the issued and outstanding shares of the Company's Subsidiaries and certain other assets (software, fixtures, equipment, etc.), (ii) certain investment assets and (iii) cash or cash equivalents, having an aggregate market value equal to the amount as of the Closing Date of the General Account Reserves, as defined in the Coinsurance Agreement, plus (b) the Company's interest maintenance reserve as of the Closing Date (excluding interest maintenance reserve as a result of the realization of gain associated with transferring the Transferred Coinsurance Assets at market value rather than book value) minus (c) the aggregate amount of accruals with respect to the Reinsured Policies. Pursuant to the Coinsurance Agreement, FKLA established a trust account (the "Security Trust Account") for the exclusive benefit of the Company funded with assets equal to one hundred percent of the general account reserves reinsured by FKLA, adjusted on a quarterly basis. FKLA is required to maintain the Security Trust Account in effect until the general account reserves are $400 million or less. At December 31, 2003, the general account reserves were $4.3 billion.

   The Company also transferred to FKLA in consideration of FKLA's reinsurance of future liabilities and obligations, in respect of the Reinsured Policies, future premiums, premiums receivable, policy loan receivables, reinsurance recoverables, separate account revenues, agents debit balances and all other fees, charges and amounts. In addition, pursuant to the Coinsurance Agreement, the administerial actions required of the Company with respect to the Bank Owned Life Insurance policies (the "BOLI Policies") are performed by FKLA in exchange for an income stream of 8 to 12 basis points earned on the value of the invested assets of the BOLI Policies. The Company has also agreed that, for a period of three years following the Closing Date, it will not, except under limited circumstances, issue any new BOLI Policies going forward.

   The "Ceding Commission", discussed above, was $120 million, subject to a market value adjustment with respect to the Transferred Coinsurance Assets. The Ceding Commission was not transferred from FKLA to the Company, but rather was withheld from the investment assets transferred from the Company to FKLA as part of the Transferred Coinsurance Assets. Both the Company and FKLA finalized their settlement in February 2004. The resulting closing adjustment resulted in a decrease of $9.3 million in payable to reinsurers in the balance sheet as of February 2004.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded to FKLA and is not relieved of its obligations. Assets in support of the reserves for future policyholder benefits ceded to FKLA as part of the Coinsurance Agreement totaled $3.5 billion. Separate account assets that support the Separate Account Liabilities, but were not ceded to FKLA under the modified coinsurance arrangement, totaled $2.0 billion. At December 31, 2003, the Company's reinsurance reserve credit from FKLA relating to the coinsurance transaction totaled approximately $3.5 billion.

   The following table is a summary of certain balance sheet and income statement line items affected by the accounting for the initial coinsurance transaction.

                                               Debit/(Credit)
                                               --------------
                  (in millions)
                  Invested assets.............   $(3,192.6)
                  Accrued investment income...      (135.3)
                  Initial ceding commission...       (73.1)
                  Other assets................        (5.0)
                  Future policyholder benefits     3,530.1
                  Other liabilities...........        33.5
                  Payable to reinsurers.......       (73.6)

   Prior to the Closing, the Company and FKLA shared common management and employees and FKLA performed the administration of the Company's business through an administrative services arrangement. With the sale of FKLA to BOIH, the Company has established post-Closing Date service arrangements for the operation of its business on both a short-term and long-term basis. On a long-term basis, the overall corporate and business administration of the Company will be performed by its affiliate, Farmers New World Life Insurance Company ("FNWL"), subject to the oversight of our new officers, directors and employees. For an interim period of up to one year, pursuant to a transition services agreement, FKLA will provide transition services to the Company and FNWL with respect to the overall operations of the Company including legal support services, accounting and financial operations services and support, actuarial services and support, information technology services and support, policyholder and distributor services and support, distributor relationship management services, product management services, tax administration support services, disaster recovery, system conversion services and other services as required.

   The transition services agreement is designed to facilitate the Company's continued operations, in substantially the same manner as it operated prior to the Closing, while the Company transitions to a new management team and new employees. In addition, for a period of up to one year FKLA will provide administrative services with respect to the Company's DESTINATIONS/SM/ business.

   The Reinsured Policies and BOLI business will be administered by FKLA on a long-term basis subject to the oversight of the Company. As part of the Coinsurance Agreement, FKLA is responsible for providing certain administrative services with respect to the Reinsured Policies. This includes, but is not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information, and certain aspects of legal compliance.

   On September 3, 2003, Kemper, the sole shareholder of the Company, elected a new Board of Directors and a new senior management team. None of the individuals serving on the Company's Board of Directors or in senior management positions prior to the Closing Date, except for the General Counsel, continue to serve in any capacity as directors or officers of the Company.

   In the third quarter of 2003, the Company exchanged certain invested assets with FKLA, ZLICA and ZLICONY. These invested assets were to be excluded from the companies acquired by BOIH as outlined in the

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Purchase Agreement and substituted with different invested assets. The net difference between the excluded assets received by the Company and the substituted assets received by FKLA, ZLICA and ZLICONY was treated as a dividend to Kemper in the amount of approximately $10.0 million.

   As part of the Coinsurance Agreement, the Company cedes 100% of all direct individual life insurance renewal premiums to FKLA. Prior to the Coinsurance Agreement, the Company ceded 90% of all new direct individual life insurance premiums to outside reinsurers. All reinsurance agreements with outside reinsurers were novated to FKLA.

   The Company previously assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts ("GICs"). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors.

   This Funding Agreement has a variable rate of interest based upon LIBOR, is an obligation of the Company's general account and is recorded as a future policy benefit. At December 31, 2003, the Funding Agreement balance was $100.2 million.

   FNWL. The Company entered into a modified coinsurance treaty (the "Modified Coinsurance Agreement") on December 1, 2003 with an affiliate, FNWL. FNWL is a Washington domiciled stock life insurance company. Initially, the Company assumed all existing Non-Qualified Individual Flexible Payment Deferred ("NQ-FPDA") and Non-Qualified Individual Single Premium Deferred ("NQ-SPDA") annuities from FNWL. In exchange, the Company paid an initial ceding commission of $36.5 million. No portion of the assets constituting the consideration was transferred to the Company. Subsequent new issues by FNWL of NQ-FPDA and NQ-SPDA annuities will be assumed by the Company. In exchange, the Company will receive all reinsurance premiums and pay benefits to the policyholders relating to these contracts. The Company has a management and service agreement with FNWL to receive services reasonably necessary pursuant to this agreement. The Modified Coinsurance Agreement requires the separate recording of an embedded derivative in the financial statements of the Company per SFAS 133, DIG B36 (see Effects of New Accounting Pronouncements and Note 14 of the Notes to Consolidated Financial Statements). At December 31, 2003, the modified coinsurance receivable was $762.5 million and the modified coinsurance payable was $758.9 million.

   FLA. The Company's ceded future policy benefits reflect coinsurance (indemnity reinsurance) transactions where the Company insured liabilities of approximately $516 million in 1992 and $416 million in 1991 with FLA and ceded benefits related to its BOLI reinsurance discussed below. At December 31, 2003 and 2002, the reinsurance reserve credit from FLA relating to these coinsurance transactions totaled approximately $203.2 million and $215.3 million, respectively. The reinsurance recoverables were $207.7 million and $215.3 million at December 31, 2003 and 2002, respectively.

   TRANSAMERICA RE. The net amount at risk of the GMDB and GRIB on certain variable annuity contracts issued between March 1, 1997 and April 30, 2000 were ceded to outside reinsurers. As of December 31, 2003 and 2002, the reinsurance recoverable related to reinsuring the net amount at risk on these contracts with Transamerica Re amounted to $26.3 million and $24.7 million, respectively.

   ZICBB. The Company is also a party to a reinsurance agreement with a ZFS affiliated company, Zurich Insurance Company, Bermuda Branch ("ZICBB"). Under the terms of this agreement, the Company cedes, on a yearly renewable term basis, 100% of the net amount at risk (death benefit payable to the insured less the

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES insured's separate account cash surrender value) related to BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and, under the original agreement, retained a portion of such funds in a funds withheld account ("FWA") which was included as a component of benefits and funds payable.

   During the first quarter of 2002, the Company amended the BOLI reinsurance agreement with ZICBB. Under the amended agreement, the balance in the FWA was transferred to a trust account that acts as security for the reinsurance agreement. On January 25, 2002, approximately $222.5 million in cash was transferred to the trust account. The trust account is not reflected in the Company's consolidated financial statements but is included in ZICBB's financial statements.

   At December 31, 2003, reinsurance recoverables totaling $206.2 million were secured by the trust agreement, which was supported by cash and invested assets with a fair value of approximately $235.4 million.

   The following table contains amounts related to the BOLI funds withheld reinsurance agreement with ZICBB:

                  ZICBB Business Owned Life Insurance (BOLI)
                                 (in millions)

                                            Year Ended December 31,
                                         ----------------------------
                                           2003      2002      2001
                                         --------  --------  --------
         Face amount in force........... $ 85,269  $ 85,592  $ 85,564
                                         ========  ========  ========
         Net amount at risk ceded....... $(74,567) $(75,288) $(76,283)
                                         ========  ========  ========
         Cost of insurance charges ceded $  177.9  $  156.5  $  168.1
                                         ========  ========  ========
         Funds withheld account......... $     --  $     --  $  236.1
                                         ========  ========  ========

   The Company's FWA supported reserve credits on reinsurance ceded on the BOLI product at December 31, 2001. At December 31, 2003 and 2002, the trust supports reserve credits of $16.9 million and $15.8 million, respectively on the reinsurance ceded.

   Effective December 31, 2001, the Company entered into a quota-share reinsurance agreement with ZICBB. Under the terms of this agreement, the Company ceded 100% of the net amount at risk of the GMDB and GRIB portions of a small number of specific variable annuity contracts. As consideration for this reinsurance coverage, the Company ceded 100% of all charges to policyholders and all revenue sharing income received from fund managers related to such reinsured policies. In 2001, the Company received $7.9 million of ceding commissions and expense allowances, and paid $1.2 million of ceded premiums, related to this reinsurance agreement. The account values related to these policies were held in the Company's separate account during the accumulation period of the contracts. The reserve credits under this treaty were secured by a trust agreement that requires the fair market value of assets therein to at least equal 102 percent of such reserve credits.

   In January 2003, the specific annuities that comprised the block of business ceded to ZICBB were surrendered. Approximately $5.0 million in surrender charges collected on these specific annuities were paid to ZICBB at the end of February 2003, as the final settlement payment related to this reinsurance agreement.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4) Invested Assets and Related Income

   The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturity securities are considered available-for-sale. The carrying value of fixed maturity and equity securities compared with cost or amortized cost, adjusted for other-than-temporary declines in value, and gross unrealized gains and losses, were as follows:

                                                                          Cost or    Gross Unrealized
                                                               Carrying  Amortized  -----------------
                                                                Value      Cost      Gains    Losses
                                                              ---------- ---------- -------- --------
(in thousands)
December 31, 2003
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities..................... $   93,163 $   94,362 $     63 $ (1,262)
   Obligations of states and political subdivisions, special
     revenue and nonguaranteed...............................      2,180      2,140       40       --
   Debt securities issued by foreign Governments.............      1,142      1,142       --       --
   Corporate securities......................................    292,853    290,646    5,718   (3,511)
   Mortgage and asset-backed securities......................    229,717    239,503    3,805  (13,591)
                                                              ---------- ---------- -------- --------
       Total fixed maturity securities....................... $  619,055 $  627,793 $  9,626 $(18,364)
                                                              ========== ========== ======== ========
   Equity securities......................................... $    2,774 $    2,458 $    316 $     --
                                                              ========== ========== ======== ========
December 31, 2002
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities..................... $  265,400 $  260,287 $  5,140 $    (26)
   Obligations of states and political subdivisions, special
     revenue and nonguaranteed...............................     19,873     19,073      800       --
   Debt securities issued by foreign Governments.............      4,793      4,506      287       --
   Corporate securities......................................  2,137,716  2,062,712   90,030  (15,026)
   Mortgage and asset-backed securities......................    992,990    967,342   35,972  (10,324)
                                                              ---------- ---------- -------- --------
       Total fixed maturity securities....................... $3,420,773 $3,313,920 $132,229 $(25,376)
                                                              ========== ========== ======== ========
   Equity securities......................................... $   58,615 $   52,627 $  5,988 $     --
                                                              ========== ========== ======== ========

   The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 2003, are shown below. Actual maturities may/will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                                   Carrying Amortized
                                                                                    Value     Cost
                                                                                   -------- ---------
(in thousands)
One year or less.................................................................. $ 74,247 $ 73,887
Over one year through five years..................................................  153,482  153,104
Over five years through ten years.................................................  117,313  115,436
Over ten years....................................................................   44,295   45,863
Securities not due at a single maturity date, primarily mortgage- and asset-backed securities(1)...................................................................  229,717  239,503
                                                                                   -------- --------
Total fixed maturity securities................................................... $619,055 $627,793
                                                                                   ======== ========

--------
(1) Weighted average maturity of 3.9 years

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Proceeds from sales of investments in fixed maturity securities prior to maturity were $1,282.1 million and $2,307.6 million during 2003, and 2002, respectively. Gross gains of $122.7 million and $81.2 million and gross losses, including write-downs of fixed maturity securities, of $39.4 million and $65.8 million were realized on sales and maturities in 2003, and 2002, respectively. Pre-tax write-downs amounted to $2.4 million and $18.5 million, for the years ended December 31, 2003, and 2002, respectively.

   Excluding agencies of the U.S. government, no other individual investment exceeded 10% of the Company's stockholder's equity at December 31, 2003 and 2002. At December 31, 2003, securities carried at approximately $3.5 million, were on deposit with governmental agencies as required by law.

   For its securitized financial assets, the Company recognizes an impairment loss if the fair value of a security is below book value and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date. The Company recorded no write-downs in 2003 and write-downs of $9.5 million in 2002, related to its securitized financial assets.

   Upon default or indication of potential default by an issuer of fixed maturity securities other than securitized financial assets, any issues of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other-than-temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments. The Company recorded no write-downs on its fixed maturity securities other than securitized financial assets portfolio in 2003 and 2002.

   The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

   The Company's $65.9 million real estate portfolio at December 31, 2003 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 2003 and 2002, total impaired real estate-related loans were as follows:

                                                    December 31, December 31,
                                                        2003         2002
                                                    ------------ ------------
   (in thousands)
   Gross impaired loans, including accrued interest    $7,059       $7,059
   Reserves related to impaired loans..............     2,061        2,061
                                                       ------       ------
      Net impaired loans...........................    $4,998       $4,998
                                                       ======       ======

   At both December 31, 2003 and 2002, loans on nonaccrual status, before reserves, amounted to $7.1 million. The Company's nonaccrual loans are generally included in impaired loans. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Net Investment Income

   The sources of net investment income were as follows:

                                                      2003     2002     2001
                                                    -------- -------- --------
  (in thousands)
  Interest on fixed maturity securities............ $132,077 $186,034 $214,505
  Dividends on equity securities...................    2,521    4,508    4,598
  Income from short-term investments...............      541    1,479    2,332
  Income from mortgage loans.......................   12,051   15,598   30,771
  Income from policy loans.........................   13,023   23,189   19,394
  Income from other real estate-related investments       --       13       27
  Income from other loans and investments..........    5,094      951      646
                                                    -------- -------- --------
     Total investment income.......................  165,307  231,772  272,273
  Investment expense...............................    2,558    3,442    2,854
                                                    -------- -------- --------
     Net investment income......................... $162,749 $228,330 $269,419
                                                    ======== ======== ========

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) for the years ended December 31, 2003, 2002, and 2001, were as follows:

                                                           2003     2002     2001
                                                         -------  --------  -------
(in thousands)
Real estate-related..................................... $   745  $    961  $16,081
Fixed maturity securities...............................  77,279    15,444    4,284
Equity securities.......................................   6,691       346      262
Other...................................................     (83)  (17,530)      33
                                                         -------  --------  -------
   Realized investment gains (losses) before income tax
     expense (benefit)..................................  84,632      (779)  20,660
Income tax expense (benefit)............................  29,622      (273)   7,231
                                                         -------  --------  -------
       Net realized investment gains (losses)........... $55,010  $   (506) $13,429
                                                         =======  ========  =======

   The net realized investment gains on fixed maturity securities and equity securities for 2003 are primarily due to the transfer of assets to FKLA as part of the Coinsurance Agreement. (See Note 3 to the Notes to Consolidated Financial Statements.)

   The other losses, net, for 2002 consisted primarily of a write-down on a leveraged lease for two aircraft. The aircraft were leased by United Airlines ("UAL") and were written down to zero subsequent to UAL filing Chapter 11 bankruptcy in the fourth quarter of 2002. The pre-tax write-down totaled $17.5 million.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table shows the Company's investments' fair value and gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003.

                                   Less Than 12 Months 12 Months or More         Total
                                   ------------------  -----------------  ------------------
Description of Securities           Fair    Unrealized  Fair   Unrealized  Fair    Unrealized
(in thousands)
US Treasury obligations and direct
  obligations of US government
  agencies........................ $ 38,728  $(1,262)  $    --  $    --   $ 38,728  $ (1,262)
Mortgage backed and asset backed
  securities......................   80,606   (5,709)   26,452   (7,882)   107,058   (13,591)
Corporate bonds...................   64,062   (1,488)   10,074   (2,023)    74,136    (3,511)
Foreign governments...............    1,142        0        --       --      1,142         0
                                   --------  -------   -------  -------   --------  --------
Subtotal, debt securities.........  184,538   (8,459)   36,526   (9,905)   221,064   (18,364)
Common Stock......................       --       --        --       --         --        --
Preferred Stock...................       --       --        --       --         --        --
                                   --------  -------   -------  -------   --------  --------
   Total temporarily impaired
     securities................... $184,538  $(8,459)  $36,526  $(9,905)  $221,064  $(18,364)
                                   ========  =======   =======  =======   ========  ========

   At December 31, 2003, 62 different fixed maturity securities represented 100% of the Company's $18.4 million total unrealized loss. Unrealized losses in the fixed maturity investment portfolio, including US government agencies, mortgage and asset backed securities and corporate bonds, were primarily due to higher interest rates during 2003. The Company held no securities of a single issuer that were at an unrealized loss position in excess of 7% of the total unrealized loss amount as of December 31, 2003. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities above were temporarily depressed.

   The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. In addition, for securitized financial assets with contractual cash flows (e.g. asset-backed and mortgage-backed securities), projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. As of December 31, 2003, management's expectation of the discounted future cash flows on these securities was in excess of the associated securities' amortized costs.

(5) Concentration of Credit Risk

   The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage- and asset-backed securities and real estate.

   Approximately 14.4% of the investment-grade fixed maturity securities at December 31, 2003 were residential mortgage-backed securities, down from 16.2% at December 31, 2002. Approximately 8.6% of the investment-grade fixed maturity securities at December 31, 2003 were commercial mortgage-backed securities,

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES compared with 6.3% at December 31, 2002. The residential mortgage-backed securities consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid.

   Approximately 14.3% and 7.3% of the investment-grade fixed maturity securities at December 31, 2003 and 2002, respectively, consisted of asset-backed securities. At December 31, 2003, the majority of investments in asset-backed securities were backed by automobile loans (22.7%), credit card loans (21.9%), collateralized loan and bond obligations (19.4%), and manufactured housing loans (18.4%). At December 31, 2002, the majority of investments in asset-backed securities were backed by home equity loans (34.7%), manufactured housing loans (17.7%), collateralized loan and bond obligations (15.4%) and automobile loans (13.1%).

   The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 2003 was as follows: Washington (25.1%), Colorado (13.8%), Oregon (13.3%) and Illinois (11.3%). The property type distribution of a majority of the real estate portfolio as of December 31, 2003 was as follows: hotels (83.4%), office (11.3%), and residential (4.3%).

   To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate market, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's or the Company's plans with respect to such projects may not change substantially.

   At December 31, 2003, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately $53.0 million of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties and one retail property. At December 31, 2003, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding. During 2003, the Company released the valuation reserve of $0.6 million for one of these properties as the loan was paid in full.

   At December 31, 2003, a loan to a joint venture amounted to $7.4 million. This affiliated mortgage loan was on an office property located in Illinois and owned by an affiliate, Zurich North America. During 2003, the Company received a paydown on this loan of $4.4 million.

   The remaining real estate-related investment amounted to $5.5 million at December 31, 2003 and consisted primarily of $4.9 million mortgage loans on various unzoned lots located in Hawaii. These properties are not currently producing income and the loans are on nonaccrual status. The Company is currently pursuing an out of court settlement with the City of Honolulu for the rezoning of certain unzoned properties. The Company is holding the other unzoned properties for future zoning and sales. Management is currently working with the City of Honolulu to obtain zoning that will allow development of the properties. Alternatively, we may completely dispose of all investments in Hawaii. At December 31, 2003, off-balance-sheet legal commitments related to Hawaiian properties totaled $4.0 million.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6) Income Taxes

   Income tax expense (benefit) was as follows for the years ended December 31, 2003, 2002, and 2001:

                                    2003      2002    2001
                                  --------  -------  -------
                   (in thousands)
                      Current.... $(28,480) $(4,835) $11,228
                      Deferred...   13,157    2,458   16,926
                                  --------  -------  -------
                       Total..... $(15,323) $(2,377) $28,154
                                  ========  =======  =======

   Additionally, the deferred income tax expense (benefit) related to items included in other comprehensive income was as follows for the years ended December 31, 2003, 2002, and 2001:

                                                   2003      2002     2001
                                                 --------  -------  -------
    (in thousands)
    Unrealized gains and (losses) on investments $(36,662) $24,416  $12,246
    Value of business acquired..................    1,130     (509)  (1,473)
    Deferred insurance acquisition costs........    6,795   (3,906)  (2,606)
                                                 --------  -------  -------
       Total.................................... $(28,737) $20,001  $ 8,167
                                                 ========  =======  =======

   The actual income tax expense (benefit) for 2003, 2002, and 2001 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35% in 2003, 2002, and 2001 to income before income tax expense.

                                                        2003      2002      2001
                                                      --------  --------  -------
(in thousands)
Computed expected tax expense........................ $ (8,578) $(52,300) $27,913
Difference between "expected" and actual tax expense:
   State taxes.......................................      (86)      342   (2,302)
   Goodwill impairment and amortization of other
     intangibles.....................................      177    55,045    4,797
   Dividend received deduction.......................   (3,601)   (2,220)      --
   Foreign tax credit................................     (463)       --      (15)
   Loss on asset substitution with affiliates........   (3,502)       --       --
   Prior year tax settlements........................       --    (3,594)  (2,577)
   Other, net........................................      730       350      338
                                                      --------  --------  -------
       Total actual tax expense...................... $(15,323) $ (2,377) $28,154
                                                      ========  ========  =======

   Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

   The loss on asset substitution with affiliates relates to an exchange of certain invested assets between the Company and FKLA, ZLICA, and ZLICONY as required by the Purchase Agreement with BOIH. The exchange resulted in a net difference between fair market value of the assets surrendered and received by the Company. This difference was treated as a dividend to Kemper for book purposes but a deductible loss for tax purposes.

   The Company only records deferred tax assets if future realization of the tax benefit is more likely than not. The Company had established a valuation allowance to reduce the deferred federal tax asset related to real estate

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES and unrealized losses on investments to a realizable amount. This amount was based on the evidence available and management's judgment. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains.

   The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                                        December 31, December 31,
                                                                            2003         2002
                                                                        ------------ ------------
(in thousands)
Deferred federal tax assets:
   Deferred insurance acquisition costs ("DAC Tax")....................   $105,816     $141,338
   Unrealized losses on investments....................................      6,151           --
   Life policy reserves................................................     11,743       82,584
   Unearned revenue....................................................     52,354       56,986
   Tax loss carryforward...............................................     23,738           --
   Other investment-related............................................      7,091       13,365
   Other...............................................................      2,641        6,131
                                                                          --------     --------
       Total deferred federal tax assets...............................    209,534      300,404
   Valuation allowance.................................................      6,151           --
                                                                          --------     --------
       Total deferred federal tax assets after valuation allowance.....    203,383      300,404
                                                                          --------     --------
Deferred federal tax liabilities:
   Value of business acquired..........................................         --       13,439
   Deferred insurance acquisition costs................................     95,657      156,042
   Depreciation and amortization.......................................     13,113       13,142
   Other investment-related............................................      1,488        4,848
   Unrealized gains on investments.....................................         --       35,966
   Other...............................................................      4,342        3,739
                                                                          --------     --------
       Total deferred federal tax liabilities..........................    114,600      227,176
                                                                          --------     --------
Net deferred federal tax assets........................................   $ 88,783     $ 73,228
                                                                          ========     ========

   The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets. The Company has loss carryforwards at December 31, 2003 totaling $23.7 million which will expire in 2018.

   The tax returns through the year 1999 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position or results of operations. The tax returns for the years 2000 through 2002 are currently under examination by the IRS.

(7) Other Related-Party Transactions

   The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and one of its affiliates has an ownership interest. At December 31, 2003 and 2002, joint venture mortgage loans totaled $7.4 million and $114.1 million, respectively, and during 2003 and 2002, the Company earned interest income on these joint venture loans of $12.1 million and $10.4 million, respectively. During 2003, the Company sold $113.0 million of joint venture loans to its parent, Kemper, at book value for no realized gain or loss.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In February 2001, the Company sold a $60 million group variable life policy to FKLA, covering all current FKLA employees as of February 14, 2001. The transaction, as business-owned life insurance ("BOLI"), permits FKLA to indirectly fund certain of its employee benefit obligations. FKLA was a related party until September 2003.

   During the majority of 2003, and the full years 2002 and 2001, the Company's personnel were employees of FKLA. Expenses are allocated to the Company for the utilization of FNWL and FKLA employees and facilities as applicable. Expenses allocated to the Company amounted to $1.6 million from FNWL in 2003, $12.8 million from FKLA in 2003, $29.9 million from FKLA in 2002, and $27.4 million from FKLA in 2001. The Company also paid to Kemper's real estate subsidiaries, fees of $0.3 million, $0.4 million, and $0.5 million in 2003, 2002, and 2001, respectively, related to the management of the Company's real estate portfolio.

   Related party receivables and payables are settled each month. At December 31, 2003 and 2002, the Company reported the following amounts due from or (to) related parties:

                                                December 31, December 31,
                                                    2003         2002
                                                ------------ ------------
       (in thousands)
       FNWL.................................... $ 762,579.2   $       --
       Kemper..................................       101.3           --
       ZLICA*..................................          --         18.0
       Zurich Global Investment Advisors.......        58.2           --
       Other...................................          --          1.0
                                                -----------   ----------
          Receivable from related parties...... $ 762,738.7   $     19.0
                                                ===========   ==========
       FKLA*................................... $        --   $ (3,536.3)
       FNWL....................................  (758,852.6)          --
       Kemper..................................    (5,000.0)          --
       Zurich Direct...........................          --        (52.6)
       Zurich Insurance Company--Bermuda Branch   (28,462.7)   (16,354.3)
       Other...................................          --       (108.0)
                                                -----------   ----------
          Payable to related parties........... $(787,315.3)  $(20,051.2)
                                                ===========   ==========
          Net payable to related parties....... $ (29,576.6)  $(20,032.2)
                                                ===========   ==========

--------
* ZLICA and FKLA ceased being related parties in September 2003. (See Note 3 of the Notes to Consolidated Financial Statements).

(8) Commitments and Contingent Liabilities

   The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

(9) Financial Instruments--Off-Balance-Sheet Risk

   At December 31, 2003 and 2002, the Company had future legal loan commitments and stand-by financing agreements totaling $29.0 million and $29.9 million, respectively, to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with, and using the same methodology as, the fair value estimates of mortgage loans and other real estate-related investments.

   In 1994, the Company entered into a commitment to provide a financial guaranty in the form of an extended standby credit enhancement to a third party letter of credit supporting the purchase of bonds issued to finance the development of a certain retirement property in Texas. The amount of the secured guaranty was $25.0 million and expired on March 22, 2004. The guaranty was expected to retire without being funded; therefore, the contract amounts were not estimates of future cash flows. At December 31, 2003, fixed maturity securities with a carrying amount of $28.2 million were pledged as collateral to secure the letter of credit.

   As part of the guaranty agreement, upon the expiration of the guaranty period and in the event the third party cannot find an alternate guarantor, the bond indebtedness will be accelerated to mature immediately and the Company will be directly and contingently liable to purchase the bonds from the issuer of the letter of credit. In connection with the acceleration of the contingent liabilities, the Company will have full recourse to a collateral pool and the real property. The fair value of the recourse collateral pool was estimated to be $15.7 million, which was based upon the fair market value at December 31, 2003. The estimated fair value of the real property was approximately $9.0 million, based upon an independent appraisal at September 9, 2003.

   The guaranty has off-balance sheet credit risk because GAAP requires only the accruals for probable losses to be recognized until the guaranty expires. Credit risk represents the accounting loss that would be recognized at the reporting date if counter-parties failed to perform completely as contracted. The credit risk amounts are equal to the contractual amounts, assuming the amounts are fully advanced and that no amounts could be recovered from other parties.

   On March 22, 2004, the third party informed the Company it was not able to obtain an alternate guarantor or financing arrangement. Management is currently in negotiation and active discussion with the third party to extend the guaranty in exchange for certain considerations. The Company does not believe it is practicable to estimate the impact to the financial position of the Company due to on-going negotiations. As of December 31, 2003, there was no impact to the Company's financial position or consolidated results of operations.

   In 1997, the Company entered into an agreement with a third party to guaranty certain indemnity obligations of an affiliated company, including environmental claims, over a period of 20 years. The maximum liability exposure would not exceed $4 million. The Company is fully insured for losses and liabilities related to the potential environmental claims for a period of 10 years. Additionally, KFC Portfolio Corp, an affiliated company, has agreed to guaranty and indemnify the Company from all liabilities and costs incurred related to this transaction.

  Derivative instruments

   The Company is party to an interest rate swap agreement with Zurich Capital Markets, Inc. ("ZCM"), an affiliated counterparty. The Company invests primarily in fixed rate investments. A floating rate funding agreement was reinsured in 2000 and the Company subsequently entered into an interest rate swap agreement. Under the interest rate swap, the Company agrees with ZCM to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by one counterparty at each due date. The Company paid $4.6 million and $3.8 million in 2003 and 2002, respectively, as settlement for the difference between the fixed-rate and floating-rate interest.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company is exposed to credit-related losses in the event of nonperformance by the counterparty to the financial instruments, but it does not expect its counterparty to fail to meet its obligations given its high credit ratings. The credit exposure of the interest rate swap is represented by the fair value (market value) of the contract. At December 31, 2003 and 2002, an open swap agreement with a notional value of $100.0 million and an expiration date of November 2004, had a negative market value of $4.5 million, and $8.1 million, respectively. The negative market value was included as a component of other accounts payable and liabilities in the accompanying consolidated balance sheets.

   The Company has designated the interest swap as a cash flow hedge of the floating rate funding agreement. Each period, gains and losses resulting from changes in the fair value of the swap contract are recorded to accumulated other comprehensive income (loss). The terms of the swap contract have been structured to match the terms of the hedged item. No net gains or losses, resulting from hedge ineffectiveness, were recognized in results of operations, during the years ended December 31, 2003 or 2002.

   The Company entered into a Modified Coinsurance Agreement with FNWL. The Agreement required separate recording of an embedded derivative in the financial statements for the year ended December 31, 2003 (see Note 14 of the Notes to Consolidated Financial Statements). At December 31, 2003, the Company had an embedded derivative of $3.6 million included as a component of other assets in the accompanying consolidated balance sheet.

(10) Fair Value of Financial Instruments

   Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

   Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

   The Company used the following methods and assumptions in estimating the fair value of its financial instruments:

      Fixed maturity securities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, DIM.

      Cash and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

      Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell and where no observable price is available, by appraised value. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market. Mortgage loans and other real estate-related investments are stated at their aggregate unpaid balances, less a valuation allowance of $4.2 million and $4.8 million at December 31 2003 and 2002, respectively. The real estate portfolio is monitored closely and reserves are adjusted to reflect market conditions. This results in a carrying value that approximates fair value at December 31, 2003 and 2002.

      Policy loans: The carrying value of policy loans approximates the fair value as the Company adjusts the rates to remain competitive.

      Other investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

      Separate account assets and liabilities: The fair value of assets held in separated accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender changes.

      Life policy benefits: For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

      Derivative Instruments: The fair values were based upon external valuation models, quotations furnished by dealers in such instruments or market quotations.

   The carrying values and estimated fair values of the Company's financial instruments at December 31, 2003 and 2002, were as follows:

                                                     December 31, 2003         December 31, 2002
                                                 ------------------------  ------------------------
                                                   Carrying                  Carrying
                                                    Value      Fair Value     Value      Fair Value
                                                 -----------  -----------  -----------  -----------
(in thousands)
Financial instruments recorded as assets:
   Fixed maturity securities.................... $   619,055  $   619,055  $ 3,420,773  $ 3,420,773
   Cash and short-term investments..............      62,512       62,512       47,436       47,436
   Mortgage loans and other real estate-related
     assets.....................................      65,867       65,867      177,691      177,691
   Policy loans.................................          --           --      223,888      223,888
   Equity securities............................       2,774        2,774       58,615       58,615
   Other invested assets........................       2,117        2,117        2,491        2,491
   Assets held in separate accounts.............  15,122,214   15,122,214   13,547,376   13,547,376
Financial instruments recorded as liabilities:
   Life policy benefits, excluding term life
     reserves...................................     280,240      271,610    3,625,384    3,565,147
   Liabilities held in separate accounts........  15,122,214   15,122,214   13,547,376   13,547,376
Financial instruments recorded as derivatives:
   Interest rate swap(1)........................      (4,500)      (4,500)      (8,092)      (8,092)
   Embedded derivatives(2)......................       3,627        3,627           --           --

--------
(1) included in Other Accounts Payable and Liabilities on the balance sheet
(2) included in Other Assets and Receivables on the balance sheet

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) Stockholder's Equity--Retained Earnings

   The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to stockholders without prior approval of regulatory authorities is restricted. In 2004, the Company cannot pay any dividends without Illinois Department of Insurance approval. In 2003, the Company paid cash dividends of $10.0 million to Kemper and in 2002, the Company did not pay any dividends. The 2003 dividend was a result of the purchase agreement and asset transfer agreement related to the Bank One transaction. The Company paid cash dividends of $13.0 million to Kemper during 2001.

   The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                           2003     2002      2001
                                         -------- --------  --------
           (in thousands)
           Net income (loss)............ $ 90,377 $(84,871) $(71,854)
                                         ======== ========  ========
           Statutory capital and surplus $359,402 $312,653  $332,598
                                         ======== ========  ========

   The Company's statutory net income in 2003 reflects the impact of the Coinsurance Agreement with FKLA as well as the improvement in the equity markets in 2003. The Company's statutory net loss in 2002 and 2001 reflected the market downturn and its impact on reserves for guaranteed death and living benefits consistent with statutory reserving methodology.

(12) Unaudited Interim Financial Information

   The following table sets forth the Company's unaudited quarterly financial information:

                                                                    Quarter Ended
                                               ------------------------------------------------------
                                               March 31   June 30  September 30 December 31    Year
                                               --------  --------  ------------ ----------- ---------
(in thousands)
2003 Operating Summary
   Revenue.................................... $ 93,302  $ 92,811   $ 135,868    $ 34,305   $ 356,286
   Net operating income (loss), excluding net
     realized investment gains................ $  3,720  $ 16,793   $ (96,728)   $ 12,018   $ (64,197)
                                               ========  ========   =========    ========   =========
   Net realized investment gains..............    2,054     1,147      46,174       5,635      55,010
                                               --------  --------   ---------    --------   ---------
       Net income (loss)...................... $  5,774  $ 17,940   $ (50,554)   $ 17,653   $  (9,187)
                                               ========  ========   =========    ========   =========
2002 Operating Summary
   Revenue.................................... $ 92,322  $105,170   $  92,308    $ 90,962   $ 380,762
                                               ========  ========   =========    ========   =========
   Net operating income (loss), excluding net
     realized investment gains (losses), and
     cumulative effect of accounting
     change................................... $  8,109  $    394   $(169,309)   $ 14,261   $(146,545)
                                               ========  ========   =========    ========   =========
   Net operating income (loss), excluding net
     realized investment gains (losses)....... $(13,798) $    394   $(169,309)   $ 14,261   $(168,452)
   Net realized investment gains (losses).....     (841)    7,613       1,037      (8,315)       (506)
                                               --------  --------   ---------    --------   ---------
       Net income (loss)...................... $(14,639) $  8,007   $(168,272)   $  5,946   $(168,958)
                                               ========  ========   =========    ========   =========
2001 Operating Summary
   Revenue.................................... $ 91,072  $ 98,360   $  85,013    $123,852   $ 398,297
                                               ========  ========   =========    ========   =========
   Net operating income (loss), excluding net
     realized investment gains................ $  8,183  $ (1,364)  $  (6,443)   $ 37,792   $  38,168
   Net realized investment gains..............    1,375     5,257       1,206       5,591      13,429
                                               --------  --------   ---------    --------   ---------
       Net income (loss)...................... $  9,558  $  3,893   $  (5,237)   $ 43,383   $  51,597
                                               ========  ========   =========    ========   =========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(13) Operations by Business Segment

   Prior to 2002, the Company along with FKLA, ZLICA and FLA, operated under the trade name of Zurich Life, formerly Zurich Kemper Life. Prior to 2002, Zurich Life was organized by Strategic Business Unit ("SBU"). Each SBU concentrated on specific distribution channels. However, the SBUs were not managed at the legal entity level, but rather at the Zurich Life level. Zurich Life's SBUs crossed legal entity lines, as certain similar products were sold by more than one legal entity or through more than one distribution channel.

   In 2002, the management team shifted its financial focus from SBU performance to a line of business performance, within each legal entity. The SBUs became primarily responsible for market management, including distribution management, product design, sales and marketing.

   As a result, the Company now has two primary operating segments, life insurance and annuities. These two operating segments reflect the way we manage our operations and make business decisions.

   Premiums received from the sale of annuity products and the majority of our life insurance products are treated as deposit-type funds and are not recorded as revenue within the consolidated statements of operations. However, revenues for both the life insurance and annuity segments are generated from investing these deposit-type funds. For universal life insurance products and fixed annuity products, deposits are primarily invested in fixed maturity securities from which we earn investment income. Variable life insurance deposits and variable annuity deposits are transferred to the separate account and invested in underlying investment funds that invest in stocks and bonds. The Company received cost of insurance charges and other separate account fees as revenues from this business. In addition, the Company received premium tax and DAC tax expense loads from certain policyholders.

   In the following table, the Company uses the captions "net operating income
(loss)" and "operating income (loss)" as operating measures of segment performance. Net operating income (loss) is calculated by deducting net realized investment gains or losses, net of related income taxes, from net income (loss). Operating income (loss) is calculated by excluding amortization of goodwill and intangibles, goodwill impairment, and cumulative effect of accounting changes in addition to the removal of net realized gains and losses on investments, after tax, from net income (loss). Net realized investment gains or losses are excluded from net operating income (loss) because they can, in part, be discretionary and are not indicative of operational trends.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Prior period information has been restated to conform to the composition of the Company's segments.

                                                                                      Twelve Months Ended
                                                                                       December 31, 2003
                                                                             -------------------------------------
                                                                                 Life       Annuity       Total
                                                                             -----------  -----------  -----------
(in thousands)
Net income (loss)........................................................... $     4,865  $   (14,052) $    (9,187)
Net realized investment gains, net of tax...................................         419       54,591       55,010
                                                                             -----------  -----------  -----------
Net operating income (loss)................................................. $     4,446  $   (68,645) $   (64,199)
                                                                             -----------  -----------  -----------
Amortization of intangibles.................................................          --         (506)        (506)
                                                                             -----------  -----------  -----------
Operating income (loss) before amortization of intangibles.................. $     4,446  $   (68,139) $   (63,693)
                                                                             ===========  ===========  ===========
Total assets................................................................ $10,658,132  $10,448,309  $21,106,441
                                                                             ===========  ===========  ===========
Total reserve for policyholder benefits in the general account.............. $   811,137  $ 3,508,530  $ 4,319,667
Total separate account liabilities..........................................   9,518,812    5,603,402   15,122,214
                                                                             -----------  -----------  -----------
Total reserve for policyholder benefits..................................... $10,329,949  $ 9,111,932  $19,441,881
                                                                             ===========  ===========  ===========

                                                                                      Twelve Months Ended
                                                                                       December 31, 2002
                                                                             -------------------------------------
                                                                                 Life       Annuity       Total
                                                                             -----------  -----------  -----------
(in thousands)
Net loss.................................................................... $   (23,654) $  (145,304) $  (168,958)
Net realized investment gains (losses), net of tax..........................         753       (1,259)         506
                                                                             -----------  -----------  -----------
Net operating loss.......................................................... $   (24,407) $  (144,045) $  (168,452)
                                                                             -----------  -----------  -----------
Amortization of intangibles.................................................        (106)        (653)        (759)
Goodwill impairment.........................................................     (32,832)    (123,679)    (156,511)
Cumulative effect of accounting change, net of tax..........................          --      (21,907)     (21,907)
                                                                             -----------  -----------  -----------
Operating income before amortization of intangibles, goodwill impairment and
 cumulative effect of accounting change, net of tax......................... $     8,531  $     2,194  $    10,725
                                                                             ===========  ===========  ===========
Total assets, net of tax.................................................... $ 9,840,840  $ 8,825,442  $18,666,282
                                                                             ===========  ===========  ===========
Total reserve for policyholder benefits in the general account.............. $   808,389  $ 3,302,674  $ 4,111,063
Total separate account liabilities..........................................   8,848,140    4,699,236   13,547,376
                                                                             -----------  -----------  -----------
Total reserve for policyholder benefits..................................... $ 9,656,529  $ 8,001,910  $17,658,439
                                                                             ===========  ===========  ===========

                                                                                      Twelve Months Ended
                                                                                       December 31, 2001
                                                                             -------------------------------------
                                                                                 Life       Annuity       Total
                                                                             -----------  -----------  -----------
(in thousands)
Net income.................................................................. $    11,867  $    39,730  $    51,597
Net realized investment gains, net of tax...................................       3,274       10,155       13,429
                                                                             -----------  -----------  -----------
Net operating income........................................................ $     8,593  $    29,575  $    38,168
                                                                             -----------  -----------  -----------
Amortization of goodwill and intangibles....................................      (3,152)     (10,553)     (13,705)
                                                                             -----------  -----------  -----------
Operating income before amortization of goodwill and intangibles............ $    11,745  $    40,128  $    51,873
                                                                             ===========  ===========  ===========
Goodwill.................................................................... $     6,601  $   171,817  $   178,418
Total assets................................................................ $ 8,841,469  $ 9,248,359  $18,089,828
                                                                             ===========  ===========  ===========
Total reserve for policyholder benefits in the general account.............. $   628,899  $ 3,005,262  $ 3,634,161
Total separate account liabilities..........................................   7,696,013    5,412,740   13,108,753
                                                                             -----------  -----------  -----------
Total reserve for policyholder benefits..................................... $ 8,324,912  $ 8,418,002  $16,742,914
                                                                             ===========  ===========  ===========

   During 2003, the decrease in operating income before amortization of intangibles, for both the life and annuity segment, was largely due to the Purchase Agreement with Bank One (see Reinsurance section and Note 3 of the Notes to Consolidated Financial Statements).

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(14) Effects of New Accounting Pronouncements

   Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities", that are classified as either available-for-sale or held-to-maturity. The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary (see Note 4 of the Notes to Consolidated Financial Statements).

   In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. SFAS is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the financial position of the Company.

   In April 2003, the FASB released Statement 133 ("SFAS 133") Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("DIG B36"). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance arrangement because the yield on the receivable and payable is based on a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation is the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company), with earlier application as of the beginning of a fiscal quarter permitted. The Company adopted DIG B36 on October 1, 2003.

   On December 1, 2003, the Company entered into a Modified Coinsurance Agreement with FNWL which was impacted by the provisions of DIG B36. The Modified Coinsurance Agreement requires the separate recording of an embedded derivative. At December 31, 2003, the Company had an embedded derivative of $3.6 million recorded in other assets and with a corresponding amount in other income.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SOP 03-1

   In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AcSEC") issued a final Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "SOP"). The SOP will be effective for the Company's financial statements on January 1, 2004. The SOP addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of the SOP require:

  . Recognizing expenses for a variety of contracts and contract features, including GMDB and GRIB, certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

  . Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

  . Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

  . Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

  Death Benefits and Other Insurance Benefit Features

   The Company sells variable annuity contracts that offer various guaranteed death benefits. For certain GMDB and GRIB, the Company pays the greater of (1) the account value at death; (2) the sum of all premium payments less prior withdrawals accumulated at 5%; or (3) the maximum anniversary value of the contract, plus any premium payments since the contract anniversary, minus any withdrawals following the contract anniversary. The Company currently reinsures approximately 35% of the benefit guaranties associated with its in-force block of business. As of December 31, 2003, prior to the adoption of SOP 03-1, the Company had recorded a liability for GMDB and GRIB benefits sold with variable annuity products of $46.6 million. The determination of the GMDB and GRIB liability and related reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, annuitization elections and mortality experience. The assumptions used are consistent with those used in determining estimated gross profits for purposes of amortizing deferred acquisition costs. Management is currently in the process of evaluating the impact of the SOP related to the GRIB and GMDB liability on our financial statements.

  Separate Account Presentation

   The Company has recorded certain market value adjusted ("MVA") fixed annuity products as separate account assets and liabilities through December 31, 2003. Notwithstanding the MVA feature in this product, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore, does not meet the conditions for separate account reporting under the SOP. The Company is currently evaluating the impact that this SOP will have on its financial statements.

APPENDIX A

STATE PREMIUM TAX CHART

                                                           Rate of Tax
                                                           -----------
                                                    Qualified      Non-Qualified
State                                                 Plans            Plans
-----                                                 -----            -----

California ......................................    0.50%*            2.35%*
Maine ...........................................    2.00%             2.00%
Nevada ..........................................    3.50%             3.50%
South Dakota ....................................      --              1.25%
West Virginia ...................................    1.00%             1.00%
Wyoming .........................................      --              1.00%

* Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

                                PROSPECTUS FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET
                   VALUE ADJUSTED DEFERRED ANNUITY CONTRACTS
--------------------------------------------------------------------------------
                          FARMERS VARIABLE ANNUITY I
                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      and
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

   This Prospectus describes Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the "Contract") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. Depending on particular state requirements, the Contracts may be issued on a group or individual basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term "Contract" refers both to certificates and to individual annuity contracts. The Contract is currently not being issued.


   You may allocate Purchase Payments to one or more of the variable options, or the Fixed Account Option, or the Market Value Adjustment ("MVA") option in states where a MVA is authorized. The availability of the Fixed Account Option and the MVA Option may be restricted in some states. The Contract currently offers 12 investment options, each of which is a Subaccount of the KILICO Variable Annuity Separate Account. Currently, you may choose among the following Portfolios:

..  Franklin Templeton Variable Insurance Products Trust:
..  Templeton Developing Markets Securities Fund (Class 2 Shares)
..  Janus Aspen Series:

..  Janus Aspen Capital Appreciation (Institutional Shares)

..  PIMCO Variable Insurance Trust:
..  PIMCO Foreign Bond (Administrative Class)
..  PIMCO Low Duration (Administrative Class)
..  Scudder Variable Series I:
..  Scudder Bond (Class A Shares)
..  Scudder Growth and Income (Class A Shares)
..  Scudder International (Class A Shares)
..  Scudder Money Market
..  Scudder Variable Series II:

..  Scudder Government & Agency Securities (formerly Scudder Government
   Securities) (Class A Shares)


..  Scudder High Income (Class A Shares)

..  Scudder Small Cap Growth (Class A Shares)
..  SVS Dreman High Return Equity (Class A Shares)


   Subaccounts, Portfolios and Funds may be added or deleted in the future. Contract Values allocated to any of the Subaccounts vary, reflecting the investment experience of the selected Subaccounts. Contract Values allocated to the Fixed Account or one or more Guarantee Periods of the Market Value Adjustment Option accumulate on a fixed basis.


   The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and are not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.


   This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference in this Prospectus. You may obtain a free copy by writing us at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or calling 1-800-621-5001. A table of contents for the SAI appears on page 37. You may also find this Prospectus and other information about the Separate Account required to be filed with the Securities and Exchange Commission ("SEC") at the SEC's web site at http://www.sec.gov.



   The date of this Prospectus is May 1, 2004.


   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
================================================================================


                                                                                            Page
                                                                                            ----
DEFINITIONS................................................................................   3
SUMMARY....................................................................................   5
SUMMARY OF EXPENSES........................................................................   7
KILICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS.................................  12
FIXED ACCOUNT OPTION.......................................................................  15
THE CONTRACTS..............................................................................  16
CONTRACT CHARGES AND EXPENSES..............................................................  22
THE ANNUITY PERIOD.........................................................................  25
FEDERAL INCOME TAXES.......................................................................  28
DISTRIBUTION OF CONTRACTS..................................................................  35
VOTING RIGHTS..............................................................................  35
REPORTS TO CONTRACT OWNERS AND INQUIRIES...................................................  35
DOLLAR COST AVERAGING......................................................................  36
SYSTEMATIC WITHDRAWAL PLAN.................................................................  36
EXPERTS....................................................................................  37
LEGAL MATTERS..............................................................................  37
SPECIAL CONSIDERATIONS.....................................................................  37
AVAILABLE INFORMATION......................................................................  37
LEGAL PROCEEDINGS..........................................................................  37
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION.....................................  37
FINANCIAL STATEMENTS.......................................................................  38
CONTRACTS ISSUED BEFORE MAY 1, 2002........................................................  38
ANNUAL REPORTS AND OTHER DOCUMENTS.........................................................  40
APPENDIX A Illustration of a Market Value Adjustment.......................................  41
APPENDIX B Kemper Investors Life Insurance Company Deferred Fixed and Variable Annuity IRA,
  Roth IRA and Simple IRA Disclosure Statement.............................................  43

                                  DEFINITIONS

   The following terms as used in this Prospectus have the indicated meanings:

   Accumulated Guarantee Period Value--The sum of your Guarantee Period Values.

   Accumulation Period--The period between the Date of Issue of a Contract and the Annuity Date.

   Accumulation Unit--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

   Annuitant--The person designated to receive or who is actually receiving annuity payments and upon the continuation of whose life annuity payments involving life contingencies depend.

   Annuity Date--The date on which annuity payments are to commence.

   Annuity Option--One of several forms in which annuity payments can be made.

   Annuity Period--The period starting on the Annuity Date.

   Annuity Unit--A unit of measurement used to determine the amount of Variable Annuity payments.

   Beneficiary--The person designated to receive any benefits under a Contract upon the death of the Annuitant or the Owner prior to the Annuity Period.


   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company. Our home office is located at 1400 American Lane, Schaumburg, Illinois 60196. For Contract services, you may write to us at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.


   Contract--A Variable, Fixed and Market Value Adjusted Annuity Contract offered on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.

   Contract Value--The sum of the values of your Separate Account Contract Value, Accumulated Guarantee Period Value and Fixed Account Contract Value.

   Contract Year--Period between anniversaries of the Contract's Date of Issue.

   Contract Quarter--Periods between quarterly anniversaries of the Contract's Date of Issue.

   Contribution Year--Each one year period following the date a Purchase Payment is made.

   Date of Issue--The date on which the first Contract Year commences.

   Fixed Account--The General Account of KILICO to which you may allocate all or a portion of Purchase Payments or Contract Value. We guarantee a minimum rate of interest on Purchase Payments allocated to the Fixed Account.

   Fixed Account Contract Value--The value of your Contract interest in the Fixed Account.

   Fixed Annuity--An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

   Fund or Funds-- Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, PIMCO Variable Insurance Trust, Scudder Variable Series I and Scudder Variable Series II, including any Portfolios thereunder.

   General Account--All our assets other than those allocated to any separate account.

   Guaranteed Interest Rate--The rate of interest we establish for a given Guarantee Period.

   Guarantee Period--The time when an amount is credited with a Guaranteed Interest Rate. Guarantee Period options may range from one to ten years, at our option.

   Guarantee Period Value--The value of your Contract interest in a Guarantee Period is the sum of your: (1) Purchase Payment allocated or amount transferred to a Guarantee Period; plus (2) interest credited; minus (3) withdrawals, previously assessed Withdrawal Charges and transfers; and (4) as adjusted for any applicable Market Value Adjustment previously made.

   Market Adjusted Value--A Guarantee Period Value adjusted by the market value adjustment formula on any date prior to the end of a Guarantee Period.

   Market Value Adjustment--An adjustment of values under a Guarantee Period in accordance with the market value adjustment formula prior to the end of that Guarantee Period. The adjustment reflects the change in the value of the Guarantee Period Value due to changes in interest rates since the date the Guarantee Period commenced. The adjustment is computed using the market value adjustment formula stated in the Contract.

   Non-Qualified Plan Contract--A Contract which does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Owner ("you", "your", "yours")--The person designated in the Contract as having the privileges of ownership defined in the Contract.

   Portfolio--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to herein as a Fund.

   Purchase Payments--Amounts paid to us by you or on your behalf.

   Qualified Plan Contract--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Separate Account--The KILICO Variable Annuity Separate Account.

   Separate Account Contract Value--The sum of your Subaccount Values.


   Subaccounts--The twelve subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios or Funds.


   Subaccount Value--The value of your interest in each Subaccount.

   Unitholder--The person holding the voting rights with respect to an Accumulation or Annuity Unit.

   Valuation Date--Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

   Valuation Period--The interval of time between two consecutive Valuation
Dates.

   Variable Annuity--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

   Withdrawal Charge--The "contingent deferred sales charge" assessed against certain withdrawals of Contract Value in the first seven Contribution Years after a Purchase Payment is made or against certain annuitizations of Contract Value in the first seven Contribution Years after a Purchase Payment is made.

   Withdrawal Value--Contract Value, plus or minus any applicable Market Value Adjustment, less any premium tax payable if the Contract is being annuitized, minus any Withdrawal Charge applicable to that Contract.

                                    SUMMARY

   Because this is a summary, it does not contain all of the information that may be important. Read the entire Prospectus and Contract before deciding to invest.

   The Contracts provide for investment on a tax-deferred basis and for payment of annuity benefits. Both Non-Qualified Plan and Qualified Plan Contracts are described in this Prospectus.


   The minimum initial Purchase Payment is $1,000. Subject to certain exceptions, the minimum subsequent Purchase Payment is $500. An allocation to a Subaccount, Fixed Account or Guarantee Period must be at least $500. Our prior approval is required for Purchase Payments over $1,000,000. (See "The Contracts," page 16.)



   Variable accumulations and benefits are provided by crediting Purchase Payments to one or more Subaccounts that you select. Each Subaccount invests in a corresponding Fund or Portfolio. Contract Value allocated to the Separate Account varies with the investment experience of the selected Subaccounts.



   The Fixed Account has fixed accumulations and benefits. We guarantee that Purchase Payments allocated to the Fixed Account earn not less than the minimum guaranteed rate. In our discretion, we may credit interest in excess of the minimum guaranteed rate. (See "Fixed Account Option," page 15.)



   The MVA Option also provides fixed accumulations. The MVA Option may not be available in all states. The MVA Option is only available during the Accumulation Period. You may allocate amounts to one or more Guarantee Periods. We may offer additional Guarantee Periods at our discretion. For new Contracts, we may limit the number of Guarantee Period options available to three. We credit interest daily to amounts allocated to the MVA Option. We declare the rate at our sole discretion. We guarantee amounts allocated to the MVA Option at Guaranteed Interest Rates for the Guarantee Periods you select. These guaranteed amounts are subject to any applicable Withdrawal Charge, Market Value Adjustment or Records Maintenance Charge. We will not change a Guaranteed Interest Rate for the duration of the Guarantee Period. However, Guaranteed Interest Rates for subsequent Guarantee Periods are set at our discretion. At the end of a Guarantee Period, a new Guarantee Period for the same duration starts, unless you timely elect another Guarantee Period. The interests under the Contract relating to the MVA Option are registered under the Securities Act of 1933 but are not registered under the Investment Company Act of 1940. (See "The MVA Option," page 12.)


   You bear the investment risk under the Contracts, unless Contract Values are allocated to:

      . the MVA Option and are guaranteed to receive the Guaranteed Interest Rate, subject to any Market Value Adjustment, or

      . the Fixed Account Option and are guaranteed to earn not less than the minimum guaranteed rate (see "Fixed Account Option").


   Transfers between Subaccounts are permitted before and after annuitization, subject to certain limitations. A transfer from a Guarantee Period is subject to a Market Value Adjustment unless effected within 30 days after the existing Guarantee Period ends. Restrictions apply to transfers out of the Fixed Account. (See "Transfers During the Accumulation Period" and "Transfers During the Annuity Period," pages 19 and 27, respectively.)



   You may withdraw Contract Value subject to Withdrawal Charges, any applicable Market Value Adjustment and other specified conditions. (See "Withdrawals During the Accumulation Period," page 20.)


   We do not deduct sales charges from Purchase Payments. Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

      . the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

      . 10% of Contract Value. If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge.

   The Withdrawal Charge is:

      .  7% in the first Contribution Year,

      .  6% in the second Contribution Year,

      .  5% in the third and fourth Contribution Years,

      .  4% in the fifth Contribution Year,

      .  3% in the sixth Contribution Year,

      .  2% in the seventh Contribution Year, and


      .  0% in the eighth Contribution Year and thereafter.



   (See "Withdrawal Charge," page 23.) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their seventh Contribution Year or earlier, except as set forth under "Withdrawal Charge." Withdrawals may be subject to income tax, a 10% penalty tax, and other tax consequences. Withdrawals from Qualified Plan Contracts may be limited by the Internal Revenue Code (the "Code"). (See "Federal Income Taxes," page 28.)


   Contract charges include:


      .  mortality and expense risk charge,



      .  administration charge,



      .  records maintenance charge,



      .  Withdrawal Charge, and



      .  applicable state premium taxes.



   See "Charges Against the Separate Account," page 23.) In addition, the investment advisers to the Funds deduct varying charges from the assets of the Funds for which they provide investment advisory services. (See the Funds' prospectuses for such information.)



   The Contract may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. We may limit Purchase Payments under qualified plans, other than IRAs, to lump-sum rollovers and transfers. The Contract is also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. (See "Taxation of Annuities in General," page 29 and "Qualified Plans," page 31, respectively.)



   You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period will depend on the state in which the Contract is issued. However, it will be at least ten days from the date you receive the Contract. (See "The Contracts," page 16.) In addition, a special free look period applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities.

                              SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.
State premium taxes may also be deducted.

             Contract Owner Transaction Expenses
             Sales Load Imposed on Purchases
             (as a percentage of Purchase Payments):..     None
             Maximum Withdrawal Charge/(1)/
             (as a percentage of Purchase Payments):..       7%

                                                       Withdrawal
            Years of Withdrawal after Purchase Payment   Charge
            ------------------------------------------ ----------
             First year...............................    7.00%
             Second year..............................    6.00%
             Third year...............................    5.00%
             Fourth year..............................    5.00%
             Fifth year...............................    4.00%
             Sixth year...............................    3.00%
             Seventh year.............................    2.00%
             Eight years and following................    0.00%

             Maximum Transfer Fee:....................   $   25/(2)/

--------
/(1)/A Contract Owner may withdraw up to the greater of (i) the excess of Contract Value over total Purchase Payments subject to a withdrawal charge less prior withdrawals that were previously assessed a Withdrawal Charge and (ii) 10% of the Contract Value in any Contract Year without assessment of any Withdrawal charge. In certain circumstances we may reduce or waive the Withdrawal Charge. See "Withdrawal Charge."


/(2)/We reserve the right to charge a fee of $25 for each transfer of Contract
     Value in excess of 12 transfers per calendar year. See "Transfers During the Accumulation Period."


   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.


       Annual Records Maintenance Charge.................... $   30/(3)/

       Separate Account Annual Expenses
       (as a percentage of average Separate Account Contract
         Value)
          Mortality and Expense Risk Charge/(4)/:...........  1.25%
          Administration Charge/(4)/:.......................  0.15%
                                                             ------
          Total Separate Account Annual Expenses:...........  1.40%
                                                             ======

--------
/(3)/The records maintenance charge applies to Contracts with Contract Value less than $50,000 on the date of assessment. In certain circumstances we may reduce or waive the annual records maintenance charge. See "Records Maintenance Charge."

/(4)/The Scudder Money Market Subaccount #2 is the only Subaccount that is not subject to this charge.

   The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                                                                         Minimum --  Maximum
Total Annual Fund Operating Expenses/(5)/ (expenses that are deducted from Fund assets, including management fees, distribution and/or service
(12b-1) fees, and other expenses, prior to any fee waivers or expense
reimbursements)                                                           .48%   --   1.80%

--------

/(5)/The expenses shown are for the year ended December 31, 2003, and do not reflect any fee waivers or expense reimbursements.



   The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Fund's expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds may be reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2005. Other Funds have contractual fee reduction and/or expense reimbursement arrangements for the current fiscal year. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.48% and 1.80%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


   THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLE
--------------------------------------------------------------------------------

   This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.


   The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.


   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    (1)If you surrender or annuitize your Contract at the end of the applicable time period:


    1 year             3 years                    5 years           10 years
    ------             -------                    -------           --------
     $985              $1,523                     $2,169             $3,702



    (2)a. If you annuitize your Contract at the end of the available time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of five years or more/(6)/:



    1 year             3 years                    5 years           10 years
    ------             -------                    -------           --------
     $345              $1,052                     $1,780             $3,702



        b. If you annuitize your Contract at the end of the available time period under Annuity Option 1 for a period of less than five years/(6)/:



    1 year             3 years                    5 years           10 years
    ------             -------                    -------           --------
     $985              $1,523                     $2,169             $3,702


    (3)If you do not surrender your Contract at the end of the applicable time period:


    1 year             3 years                    5 years           10 years
    ------             -------                    -------           --------
     $345              $1,052                     $1,780             $3,702

--------

/(6)/Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3 or 4, or under Annuity Option 1 for a period of five years or more.


   The fee table and example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future performance of any Subaccount.

                        CONDENSED FINANCIAL INFORMATION



   The following condensed financial information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. In the table(s) below, no number is shown when there were fewer than 1,000 accumulation units outstanding at the end of the Period.



   Selected data for accumulation units outstanding as of the year ended December 31st for each period:



Subaccount                                              2003   2002    2001    2000    1999
----------                                             ------ ------- ------- ------- -------
Templeton Developing Markets Securities Subaccount
   Accumulation unit value at beginning of period*....  8.725 $ 8.860 $ 9.774 $14.585 $ 9.962
   Accumulation unit value at end of period........... 13.164 $ 8.725 $ 8.860 $ 9.774 $14.585
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................      3       3       3       3       0
Janus Aspen Capital Appreciation Subaccount
   Accumulation unit value at beginning of period*....  7.035   8.459  10.951  13.573   9.649
   Accumulation unit value at end of period...........  8.362   7.035   8.459  10.951  13.573
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................    187     193     242     234      55
PIMCO Foreign Bond Subaccount
   Accumulation unit value at beginning of period*.... 11.841  11.099  10.459   9.790  10.021
   Accumulation unit value at end of period........... 11.943  11.841  11.099  10.459   9.790
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................     18      18      35      46      25
PIMCO Low Duration Subaccount
   Accumulation unit value at beginning of period*.... 11.998  11.366  10.707  10.111  10.011
   Accumulation unit value at end of period........... 12.110  11.998  11.366  10.707  10.111
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................     18      19      24      32       2
Scudder Bond Subaccount
   Accumulation unit value at beginning of period*.... 11.785  11.100  10.644   9.763  10.044
   Accumulation unit value at end of period........... 12.210  11.785  11.100  10.644   9.763
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................     20      23      25      33       3
Scudder Growth and Income Subaccount
   Accumulation unit value at beginning of period*....  6.590   8.693   9.938  10.293   9.745
   Accumulation unit value at end of period...........  8.237   6.590   8.693   9.938  10.293
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................    106     120     132     127      29
Scudder International Subaccount
   Accumulation unit value at beginning of period*....  6.374   7.917  11.611  15.038   9.871
   Accumulation unit value at end of period...........  8.030   6.374   7.917  11.611  15.038
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................     16      17      18      18       1
Scudder Money Market #1 Subaccount
   Accumulation unit value at beginning of period**... 10.783  10.773  10.515  10.042  10.003
   Accumulation unit value at end of period........... 10.721  10.783  10.773  10.515  10.042
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................     12       3       6      12      --
Scudder Money Market #2 Subaccount
   Accumulation unit value at beginning of period**... 10.308  10.157  10.000      --      --
   Accumulation unit value at end of period........... 10.393  10.308  10.157  10.000      --
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................     --      --      --      --      --
Scudder Government & Agency Securities (formerly
  Scudder Government Securities) Subaccount
   Accumulation unit value at beginning of period*.... 12.263 $11.508 $10.856 $ 9.924 $10.003
   Accumulation unit value at end of period........... 12.367 $12.263 $11.508 $10.856 $ 9.924
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................     36      42      58      75      22

Subaccount                                              2003   2002    2001    2000    1999
----------                                             ------ ------- ------- ------- -------
Scudder High Income Subaccount
   Accumulation unit value at beginning of period*....  9.115 $ 9.271 $ 9.160 $10.185 $10.018
   Accumulation unit value at end of period........... 11.202 $ 9.115   9.271   9.160  10.185
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................      4       3       4       2      --
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*....  6.134   9.348  13.315  15.122  10.115
   Accumulation unit value at end of period...........  8.042   6.134   9.348  13.315  15.122
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................     18      15      19      20       5
SVS Dreman High Return Equity Subaccount
   Accumulation unit value at beginning of period*....  9.436  11.674  11.640   9.043  10.020
   Accumulation unit value at end of period........... 12.277   9.436  11.674  11.640   9.043
   Number of accumulation units outstanding at end of
     period (000's omitted)...........................     72      87      90      96      25

--------

*  Commencement of Offering on March 12, 1999.



** Accumulation Unit Value at beginning of period is as of November 6, 1999 for Scudder Money Market Subaccount #1. (Scudder Money Market Subaccount #2 did not commence operations prior to December 31, 1999.)

          KILICO, THE MVA OPTION, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company


   We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our home office is located at 1400 American Lane, Schaumburg, Illinois 60196. For Contract services, you may write to us at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a wholly-owned subsidiary of Zurich Group Holding ("ZGH"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.



   Effective September 3, 2003 (the "Closing Date"), KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA administers and 100% reinsures certain lines of business currently underwritten by KILICO. FKLA will administer the Contracts for up to one year after the Closing Date. Otherwise, the transfer and coinsurance agreement do not relate directly to the Contracts. The benefits and provisions of the Contracts were not changed by these transactions and agreements.




The MVA Option

   You may allocate amounts in the Market Value Adjustment ("MVA") Option to one or more Guarantee Periods with durations of one to ten years during the Accumulation Period. You may choose a different Guarantee Period by pre-authorized telephone instructions or by giving us written notice (See "Guarantee periods of the MVA Option" below). The MVA Option may not be available in all states. At our discretion, we may offer additional Guarantee Periods or limit, for new Contracts, the number of Guarantee Periods available to three.

   The amounts allocated to the MVA Option under the Contracts are invested under the laws regulating our General Account. Assets supporting the amounts allocated to Guarantee Periods are held in a "non-unitized" separate account. However, our General Account assets are available to fund benefits under the Contracts. A non-unitized separate account is a separate account in which you do not participate in the performance of the assets through unit values. There are no discrete units for this separate account. The assets of the non-unitized separate account are held as reserves for our guaranteed obligations. The assets of the separate account are not chargeable with liabilities arising out of the business conducted by any other separate account or out of any other business we may conduct.

   State insurance laws concerning the nature and quality of investments regulate our General Account investments and any non-unitized separate account investments. These laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments.

   We consider the return available on the instruments in which Contract proceeds are invested when establishing Guaranteed Interest Rates. This return is only one of many factors considered in establishing Guaranteed Interest Rates. (See "The Accumulation Period--4. Establishment of Guaranteed Interest Rates.")

   Our investment strategy for the non-unitized separate account is generally to match Guarantee Period liabilities with assets, such as debt instruments. We expect to invest in debt instruments such as:

      . securities issued by the United States Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the United States Government;

      . debt securities which have an investment grade, at the time of purchase, within the 4 highest grades assigned by Moody's Investors Services, Inc. ("Moody's") (Aaa, Aa, A or Baa), Standard & Poor's Corporation ("Standard & Poor's") (AAA, AA, A or BBB), or any other nationally recognized rating service;

      . other debt instruments including issues of or guaranteed by banks or bank holding companies and corporations, which obligations, although not rated by Moody's or Standard & Poor's, are deemed by our management to have an investment quality comparable to securities which may be otherwise purchased; and

      .  options and futures transactions on fixed income securities.


   Our invested assets portfolio at December 31, 2003 included approximately
90.1 in cash, short-term investments and investment grade fixed maturities, 0.5 in below investment grade (high risk) bonds, 8.7 in mortgage loans and other real estate-related investments and 0.7 in all other investments.



   We are not obligated to invest the amounts allocated to the MVA Option according to any particular strategy, except as state insurance laws may require. For more information concerning our General Account assets, consult our Annual Report For the Fiscal Year ended December 31, 2003. (See "Annual Reports and Other Documents.")


The Separate Account

   We established the KILICO Variable Annuity Separate Account on May 29, 1981 pursuant to Illinois law as the KILICO Money Market Separate Account. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

   Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

   Twelve Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions or under all Contracts.


   The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as you request. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.


   The Separate Account's financial statements appear in the Statement of Additional Information.

The Funds

   The Separate Account invests in shares of the following Funds:

      .  Franklin Templeton Variable Insurance Products Trust

      .  Janus Aspen Series

      .  PIMCO Variable Insurance Trust

      .  Scudder Variable Series I

      .  Scudder Variable Series II

   The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in the case of Janus Aspen Series and PIMCO Variable Insurance Trust, certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. Shares of the Funds may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

   A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


   The 12 Portfolios are summarized below:


Franklin Templeton Variable Insurance Products Trust


   Templeton Developing Markets Securities Fund (Class 2 Shares) seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market securities.


Janus Aspen Series

   Janus Aspen Capital Appreciation Portfolio seeks long-term growth of capital.

PIMCO Variable Insurance Trust

   PIMCO Foreign Bond Portfolio (Administrative Class) seeks to maximize total return, consistent with preservation of capital and prudent investment management.

   PIMCO Low Duration Portfolio (Administrative Class) seeks to maximize total return, consistent with preservation of capital and prudent investment management.

Scudder Variable Series I

   Scudder Bond Portfolio (Class A Shares) seeks to provide a high level of income consistent with a high quality portfolio of debt securities.

   Scudder Growth and Income Portfolio (Class A Shares) seeks long-term growth of capital, current income and growth of income.

   Scudder International Portfolio (Class A Shares) seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

   Scudder Money Market Portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

Scudder Variable Series II


   Scudder Government & Agency Securities (formerly Scudder Government Securities) Portfolio (Class A Shares) seeks high current income consistent with preservation of capital.



   Scudder High Income Portfolio (Class A Shares) seeks to provide a high level of current income.


   Scudder Small Cap Growth Portfolio (Class A Shares) seeks maximum appreciation of investors' capital.

   SVS Dreman High Return Equity Portfolio (Class A Shares) seeks to achieve a high rate of total return.

   The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds' prospectuses accompanying this Prospectus and statements of additional information, available from us upon request.


   Templeton Asset Management Ltd. serves as the investment manager for the available Portfolio of the Franklin Templeton Variable Insurance Products Trust. Janus Capital Management LLC (formerly Janus Capital Corporation) is the investment adviser for the available Portfolio of the Janus Aspen Series. Pacific Investment Management Company LLC is the investment adviser for the two available Portfolios of the PIMCO Variable Insurance Trust. Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager for the four available Portfolios of Scudder Variable Series I and the four available Portfolios of Scudder Variable Series II. Dreman Value Management L.L.C. ("DVM") serves as sub-adviser for the SVS Dreman High Return Equity Portfolio. Under the terms of the sub-advisory agreement, DVM manages the investment and reinvestment of that Portfolio's assets in accordance with the investment objectives, policies and limitations and subject to the supervision of DeIM and the Board of Trustees. The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the Funds or the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement. Such compensation typically is a percentage of Separate Account assets invested in the relevant Fund and generally may range up to .30% annually of net assets. We may also receive Rule 12b-1 fees directly from certain Funds for providing services related to shares of Portfolios offered in connection with a Rule 12b-1 plan.


Change of Investments


   We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We may eliminate the shares of any of the Funds or Portfolios and substitute shares of another portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate in view of the purposes of the Separate Account. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC's prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or permit a conversion between series or classes of contracts on the basis of requests made by Owners.


   We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

   If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the 1940 Act; (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.



                             FIXED ACCOUNT OPTION

   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.

   We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                 THE CONTRACTS

A. General Information.

   The minimum initial Purchase Payment is $1,000, and the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment is $100 if you authorize us to draw on an account via check or electronic debit. Cumulative Purchase Payments in excess of $1,000,000 require our prior approval. The Internal Revenue Code may also limit the maximum annual amount of Purchase Payments. An allocation to a Subaccount, the Fixed Account or a Guarantee Period must be at least $500.

   We may, at any time, amend the Contract in accordance with changes in the law, including applicable tax laws, regulations or rulings, and for other purposes.


   You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least ten days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account and the Guarantee Periods on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. In addition, a special free look period applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities.


   During the Accumulation Period, you may assign the Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and a 10% tax penalty. (See "Tax Treatment of Withdrawals, Loans and Assignments.")

   Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the Annuitant's debts or obligations.

   You designate the Beneficiary. If you or the Annuitant die, and no designated Beneficiary or contingent beneficiary is alive at that time, we will pay your or the Annuitant's estate.

   Under a Qualified Plan Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Plan Contract may not be assigned.

B. The Accumulation Period.

1. Application of Purchase Payments.

   You select the allocation of Purchase Payments to the Subaccount(s), Guarantee Periods, or Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to a Guarantee Period or to the Fixed Account begin earning interest one day after we receive them. However, with respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract, but no later than the second day after we receive the Purchase Payment. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed after we receive the Purchase Payment.


   Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.


   The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount, other than the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge

(see "Contracts Issued Before May 1, 2002"). The number of Accumulation Units is reduced when the Records Maintenance Charge and Guaranteed Retirement Income Benefit Charge are assessed.


   If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the Purchase Payment until the application is completed.


   We will issue a Contract without a signed application if:

      . a dealer provides us with application information, electronically or in writing,

      .  we receive the initial Purchase Payment, and

      . you confirm in writing, after the Contract is delivered, that all information in the Contract is correct. Until a written confirmation is received by us, your ability to request transactions under the Contract will be limited.

2. Accumulation Unit Value.

   Each Subaccount has an Accumulation Unit value. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount's Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

   The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

   Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

   The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:


      (a divided by b) minus c, where:



      a. is:



      . the net asset value per share of the Portfolio held in the Subaccount as of the end of the current Valuation Period; plus



      . the per share amount of any dividend or capital gain distributions made by the Portfolio held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus



      . a credit or charge for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;



      b. is the net asset value per share of the Portfolio held in the Subaccount as of the end of the preceding Valuation Period; and



      c. is the factor representing asset-based charges (the mortality and expense risk and administration charges).




3. Guarantee Periods of the MVA Option.

   You may allocate Purchase Payments to one or more Guarantee Periods with durations of one to ten years. Each Guarantee Period has a Guaranteed Interest Rate that will not change during the Guarantee Period. Interest is credited daily at the effective annual rate.

   The following example illustrates how we credit Guarantee Period interest.

               EXAMPLE OF GUARANTEED INTEREST RATE ACCUMULATION

              Purchase Payment........ $40,000
              Guarantee Period........ 5 Years
              Guaranteed Interest Rate 1.55% Effective Annual Rate

                         Interest Credited    Cumulative
                    Year    During Year    Interest Credited
                    ---- ----------------- -----------------
                     1..      $620.00          $  620.00
                     2..       629.61           1,249.61
                     3..       639.37           1,888.98
                     4..       649.28           2,538.26
                     5..       659.34           3,197.60

   Accumulated value at the end of 5 years is:

                       $40,000 + $3,197.60 = $43,197.60


   Note: This example assumes that no withdrawals or transfers are made during the five-year period. If you make withdrawals or transfers during this period, Market Value Adjustments and Withdrawal Charges apply.


   The hypothetical interest rate is not intended to predict future Guaranteed Interest Rates. Actual Guaranteed Interest Rates for any Guarantee Period may be more or less than those shown.


   At the end of any Guarantee Period, we send written notice of the beginning of a new Guarantee Period. A new Guarantee Period for the same duration starts unless you elect another Guarantee Period within 30 days after the end of the terminating Guarantee Period. You may choose a different Guarantee Period by preauthorized telephone instructions or by giving us written notice. You should not select a new Guarantee Period extending beyond the Annuity Date. Otherwise, the guarantee period amount available for annuitization is subject to Market Value Adjustments and may be subject to Withdrawal Charges. (See "Market Value Adjustment" and "Withdrawal Charge" below.)


   The amount reinvested at the beginning of a new Guarantee Period is the Guarantee Period Value for the Guarantee Period just ended. The Guaranteed Interest Rate in effect when the new Guarantee Period begins applies for the duration of the new Guarantee Period.


   You may call us at 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 for the new Guaranteed Interest Rates.


4. Establishment of Guaranteed Interest Rates.

   We declare the Guaranteed Interest Rates for each of the ten durations of Guarantee Periods from time to time as market conditions dictate. Once established, rates are guaranteed for the respective Guarantee Periods. We advise you of the Guaranteed Interest Rate for a chosen Guarantee Period when we receive a Purchase Payment, when a transfer is effectuated or when a Guarantee Period renews. Withdrawals of Accumulated Guarantee Period Value are subject to Withdrawal Charges and Records Maintenance Charges and may be subject to a Market Value Adjustment. (See "Market Value Adjustment" below.)

   We have no specific formula for establishing the Guaranteed Interest Rates. The determination may be influenced by, but not necessarily correspond to, the current interest rate environment. (See "The MVA Option".) We may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administrative expenses we bear, and general economic trends.

   We make the final determination of the Guaranteed Interest Rates to be declared.

   We cannot predict or guarantee the level of future Guaranteed Interest Rates.

5. Contract Value.

   On any Valuation Date, Contract Value equals the total of:

      .  the number of Accumulation Units credited to each Subaccount, times

      . the value of a corresponding Accumulation Unit for each Subaccount, plus

      .  your Accumulated Guarantee Period Value in the MVA Option, plus

      .  your interest in the Fixed Account.

6. Transfers During the Accumulation Period.

   During the Accumulation Period, you may transfer the Contract Value among the Subaccounts, the Guarantee Periods and the Fixed Account subject to the following provisions:

      . the amount transferred must be at least $100 unless the total Contract Value attributable to a Subaccount, Guarantee Period or Fixed Account is transferred;

      . the Contract Value remaining in a Subaccount, Guarantee Period or Fixed Account must be at least $500 unless the total value is transferred;

      . transfers may not be made from any Subaccount to the Fixed Account over the six months following any transfer from the Fixed Account into one or more Subaccounts; and


      . transfers from the Fixed Account may be made one time during the Contract Year during the 30 days following an anniversary of a Contract Year.



   We may charge a $25 fee for each transfer in excess of 12 transfers per calendar year. However, transfers made pursuant to the Asset Allocation and Dollar Cost Averaging programs do not count toward these 12 transfers. In addition, transfers of Guarantee Period Value are subject to Market Value Adjustment unless the transfer is made within 30 days of the end of the Guarantee Period. Because a transfer before the end of a Guarantee Period is subject to a Market Value Adjustment, the amount transferred from the Guarantee Period may be more or less than the requested dollar amount.


   We make transfers pursuant to written or telephone instructions specifying in detail the requested changes. Transfers involving a Subaccount are based upon the Accumulation Unit values, as calculated after we receive transfer instructions. We may suspend, modify or terminate the transfer provision. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

   The following transfers must be requested through standard United States mail:

      .  transfers in excess of $250,000 per Contract, per day, and

      . transfers into and out of the Scudder International Subaccount in excess of $50,000, per Contract per day.


   These administrative procedures have been adopted under the Contract to protect the interests of the remaining Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Funds or Portfolios.


   We reserve the right to further amend the transfer procedures in the interest of protecting remaining Contract Owners.


   Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.


   If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the authorized asset allocation program. However, we do not offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.

   You may elect to have transfers made automatically among the Subaccounts on an annual, semiannual or quarterly basis so that Contract Value is reallocated to match the percentage allocations in your predefined allocation elections. Transfers under this program are not subject to the $100 minimum transfer limitation. An election to participate in the automatic asset reallocation program must be in writing on our form and returned to us.

7. Market Timing.

   This Contract is not designed for professional market timing organizations, or other organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the Subaccounts and may be detrimental to Owners. Further, these short-term strategies are particularly inappropriate for attaining long-term retirement goals or for the protection of heirs. Consequently, we reserve the right, at our sole discretion and without prior notice, to take action when we identify market timing strategies detrimental to Owners.


   The actions we may take include, but are not limited to:



      . Termination of transfer privileges, or termination of telephone or electronic transfer privileges;



      .  Requiring a minimum time between transfers;



      .  Limiting the total number of transfers;



      .  Limiting the dollar amount that may be transferred at one time;



      . Not accepting transfer requests of someone acting on behalf of more than one owner (in which case, we will notify the person making the request by telephone or in writing of our decision not to accept the transfer requests).


8. Withdrawals During the Accumulation Period.

   You may redeem some or all of the Contract Value and previous withdrawals and debt, plus or minus any applicable Market Value Adjustment and minus any Withdrawal Charge. Withdrawals will have tax consequences. (See "Federal Income Taxes.") A withdrawal of the entire Contract Value is called a surrender.

   Partial withdrawals and surrenders are subject to the following:

   In any Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

      . the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

      .  10% of the Contract Value.

   See "Contract Charges and Expenses--Withdrawal Charge" for a discussion of charges applicable to partial withdrawals and surrenders.

   If Contract Value is allocated to more than one investment option, you must specify the source of the partial withdrawal. If you do not specify the source, we redeem Accumulation Units on a pro rata basis from all investment options in which you have an interest. Accumulation Units attributable to the earliest Contribution Years are redeemed first.

   Partial withdrawals are subject to the following:

      . Partial withdrawals are not permitted from the Fixed Account in the first Contract Year.

      . The minimum withdrawal is $100 (before any Market Value Adjustment), or your entire interest in the investment option(s) from which withdrawal is requested.

      . You must leave at least $500 in each investment option from which the withdrawal is requested, unless the total value is withdrawn.

   Election to withdraw shall be made in writing to us at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values, as calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts is paid within seven days after we receive the request. However, we may suspend withdrawals or delay payment:


      .  during any period when the New York Stock Exchange is closed,

      . when trading in a Portfolio is restricted or the SEC determines that an emergency exists, or

      .  as the SEC by order may permit.

   For withdrawal requests from the MVA Option and the Fixed Account, we may defer any payment for up to six months, as permitted by state law. During the deferral period, we will continue to credit interest at the current Guaranteed Interest Rate for the same Guarantee Period.

   Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Income Taxes.")

   A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

9. Market Value Adjustment.

   Any withdrawal, transfer or annuitization of Guarantee Period Values, unless effected during the "free look" period or within 30 days after a Guarantee Period ends, may be adjusted up or down by a Market Value Adjustment. The Market Value Adjustment applies before deduction of a Withdrawal Charge.

   The Market Value Adjustment reflects the relationship between (a) the currently established interest rate ("Current Interest Rate") for a Guarantee Period equal to the remaining length of the Guarantee Period, rounded to the next higher number of complete years, and (b) the Guaranteed Interest Rate applicable to the amount being withdrawn. Generally, if the Guaranteed Interest Rate is the same or lower than the applicable Current Interest Rate, the Market Value Adjustment reduces Guarantee Period Value and results in a lower payment. Thus, if interest rates increase, the withdrawal could be less than the original Purchase Payment or the original amount allocated to a Guarantee Period. Conversely, if the Guaranteed Interest Rate is higher than the applicable Current Interest Rate, the Market Value Adjustment increases Guarantee Period Value and results in a higher payment.

   The Market Value Adjustment (MVA) uses this formula:

                     MVA = GPV X (1 + I)(square root)/365/
                                 ---------
                                        (1 + J)/-1/

      Where:

            I is the Guaranteed Interest Rate being credited to the Guarantee Period Value (GPV) subject to the Market Value Adjustment,


            J is the Current Interest Rate we declare, as of the effective date of the application of the Market Value Adjustment, for current allocations to a Guarantee Period the length of which is equal to the balance of the Guarantee Period for the Guarantee Period Value subject to the Market Value Adjustment, rounded to the next higher number of complete years, and


            t is the number of days remaining in the Guarantee Period.

   For an illustration showing an upward and a downward adjustment, see Appendix A.

10. Guaranteed Death Benefit.

   We pay a death benefit to the Beneficiary if any of the following occurs during the Accumulation Period:

      .  the Owner, or a joint owner, dies,

      .  the Annuitant dies with no living contingent annuitant, or

      .  the contingent annuitant dies after the Annuitant.

   The amount of the death benefit depends on the age of the deceased Owner or Annuitant when the death benefit becomes payable. If the deceased Owner or Annuitant dies before age 91, we will pay the Beneficiary the greatest of the following less debt:

      .  Contract Value,

      . Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the deceased's age 80 or the date of death, plus Purchase Payments minus all withdrawals from age 80 to the date of death, or

      .  the greatest anniversary value before death.

   The greatest anniversary value equals:

      . the highest of the Contract Values on each Contract anniversary prior to the deceased's age 81, plus the dollar amount of any Purchase Payments made since that anniversary, minus

      .  withdrawals since that anniversary.


   We pay Contract Value to the Beneficiary if the Owner or Annuitant dies after age 91. The Owner or Beneficiary (unless the Owner has already elected an Annuity Option), as appropriate, may elect to have all or a part of the death benefit proceeds paid to the Beneficiary under one of the Annuity Options described under "Annuity Options" below. The death benefit must be distributed within five years after the date of death unless an Annuity Option is elected or a surviving spouse elects to continue the Contract in accordance with the provisions described below.



   For Non-Qualified Plan Contracts or Individual Retirement Annuities, if the Beneficiary is the Owner's surviving spouse (or the Annuitant's surviving spouse if the Owner is not a natural person), the surviving spouse may elect to continue the Contract in lieu of taking a death benefit distribution. The spouse will become the successor Owner of the Contract subject to the following:



      . The Contract Value will be increased to reflect the amount of the death benefit. The difference will be credited to the Scudder Money Market Subaccount #1.



      . No Withdrawal Charges will apply on existing values in the Contract. However, Purchase Payments made after the original owner's death are subject to Withdrawal Charges.



      . Upon the death of the surviving spouse, the death benefit will be calculated from the time that the election to continue the Contract is made. A subsequent spouse of the surviving spouse will not be able to continue the Contract.


   The above option is subject to availability of this feature in your state.


   As an alternative to the above election, the surviving spouse may elect to continue a Non-Qualified Plan Contract or an Individual Retirement Annuity without receiving the increase in Contract Value attributable to the death benefit. In this case, all rights, benefits and charges under the Contract will continue including any applicable Withdrawal Charges.


                         CONTRACT CHARGES AND EXPENSES

   We deduct the following charges and expenses:


      .  mortality and expense risk charge,



      .  administration charge,

      .  records maintenance charge,



      .  Withdrawal Charge, and



      .  applicable state premium taxes.


   Subject to certain expense limitations, you indirectly bear investment management fees and other Fund expenses.

A. CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality and Expense Risk Charge.

   We assess each Subaccount a daily asset charge for mortality and expense risks at a rate of 1.25% per annum. Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

   The mortality risk we assume arises from two contractual obligations. First, if you or the Annuitant die before age 91 and before the Annuity Date, we may, in some cases, pay more than Contract Value. (See "Guaranteed Death Benefit", above.) Second, when Annuity Options involving life contingencies are selected, we assume the risk that Annuitants will live beyond actuarial life expectancies.

   We also assume an expense risk. Actual expenses of administering the Contracts may exceed the amounts we recover from the Records Maintenance Charge or the administrative cost portion of the daily asset charge.


2. Administration Charge.



   We assess each Subaccount a daily administration charge at a rate of .15% per annum. This charge reimburses us for expenses incurred for administering the Contracts. These expenses include Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administration charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of a particular Contract.


3. Records Maintenance Charge.

   We deduct an annual Records Maintenance Charge of $30 during the Accumulation Period. The charge is assessed:

      .  at the end of each Contract Year,

      .  on Contract surrender, and

      .  upon annuitization.

   However, we do not deduct the Records Maintenance Charge for Contracts with Contract Value of at least $50,000 on the assessment date.

   This charge reimburses us for the expenses of establishing and maintaining Contract records. The Records Maintenance Charge reduces the net assets of each Subaccount, Guarantee Period and the Fixed Account.

   The Records Maintenance Charge is assessed equally among all investment options in which you have an interest.

4. Withdrawal Charge.

   We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other promotion and acquisition expenses.

   Each Contract Year, you may withdraw or surrender the Contract, without Withdrawal Charge, up to the greater of:

      . the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges, minus prior withdrawals that were previously assessed a Withdrawal Charge, or

      .  10% of the Contract Value.

   If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first seven Contribution Years following each Purchase Payment as follows:

                     Contribution Year    Withdrawal Charge
                     -----------------    -----------------
                     First...............        7%
                     Second..............        6%
                     Third...............        5%
                     Fourth..............        5%
                     Fifth...............        4%
                     Sixth...............        3%
                     Seventh.............        2%
                     Eighth and following        0%

   Purchase Payments are deemed surrendered in the order in which they were received.

   When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge, plus the dollar amount sent to you.

   Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge, even though the Contract may have been issued many years earlier. (For additional details, see "Withdrawals During the Accumulation Period.")

   Subject to certain exceptions and state approvals, Withdrawal Charges are not assessed on withdrawals:

      . after you have been confined in a hospital or skilled health care facility for at least 30 days and you remain confined at the time of the request;


      . within 30 days following your discharge from a hospital or skilled health care facility after a confinement of at least 30 days; or


      . if you or the Annuitant become disabled after the Contract is issued and before age 65.

   Restrictions and provisions related to the nursing care or hospitalization disability waivers are described in Contract endorsements.

   The Withdrawal Charge compensates us for Contract distribution expense. Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

   The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their seventh Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. See "The Annuity Period--Annuity Options" for a discussion of the Annuity Options available.

5. Investment Management Fees and Other Expenses.


   Each Portfolio's net asset value may reflect the deduction of investment management fees, Rule 12b-1 fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. (See "Summary of Expenses.") Further detail is provided in the attached prospectuses for the Portfolios and the Funds' statements of additional information.


6. State Premium Taxes.


   Certain state and local governments impose a premium tax ranging from 0% to 3.5% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization. See "Appendix A--State Premium Tax Chart" in the Statement of Additional Information.

7. Exceptions.

   We may decrease the mortality and expense risk charge, the administration charge, and the Records Maintenance Charge without notice. However, we guarantee that they will not increase. We bear the risk that those charges will not cover our costs. On the other hand, should the charges exceed our costs, we will not refund any charges. Any profit is available for corporate purposes including, among other things, payment of distribution expenses.


   We may also reduce or waive charges, including but not limited to, the Records Maintenance Charge, the Withdrawal Charge, and mortality and expense risk and administration charges, for certain sales that may result in cost savings, such as those where we incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedure. We may also reduce or waive charges and/or credit additional amounts on Contracts issued to:


      . employees and registered representatives (and their families) of broker-dealers (or their affiliated financial institutions) that have entered into selling group agreements with IBS, and

      . officers, directors and employees (and their families) of KILICO and Scudder Variable Series I and II, their investment advisers and principal underwriters or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.


   Reductions in these charges will not unfairly discriminate against any Owner.


                              THE ANNUITY PERIOD


   Contracts may be annuitized under one of several Annuity Options. Annuity payments begin on the Annuity Date and under the selected Annuity Option. The Annuity Date must be at least one year after the Date of Issue. Subject to state variation, the Annuity Date may not be deferred beyond the later of the Annuitant's 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or ten years after the Date of Issue. However, annuitization is delayed beyond the Annuity Date if we are making systematic withdrawals based on your life expectancy. In this case, annuitization begins when life expectancy withdrawals are stopped.


1. Annuity Payments.

   Annuity payments are based on:

      .  the annuity table specified in the Contract,

      .  the selected Annuity Option, and

      . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see "Withdrawal Charge.")

2. Annuity Options.


   You may elect one of the Contract's Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan and state variations) to begin annuity payments before the Annuitant's 91st birthday (100th birthday if the Contract is part of a Charitable Remainder Trust) or within ten years after the Date of Issue, whichever is later. You may change the Annuity Option before the Annuity Date. If no other Annuity Option is elected, monthly annuity payments are made in accordance with Option 3 below with a ten year period certain. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the first monthly payment is less than $20. In this case, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $20.

   The amount of periodic annuity payments may depend upon:

      .  the Annuity Option selected;

      .  the age and sex of the Annuitant; and

      .  the investment experience of the selected Subaccount(s).

   For example:

      . if Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

      . if Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

      . if Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income option were selected.

      . if Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

   The age of the Annuitant also influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. The sex of the Annuitant influences the amount of periodic payments because females generally live longer than males, resulting in smaller payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely you will receive a higher periodic payment.

   If you die before the Annuity Date, available Annuity Options are limited. Unless you have imposed restrictions, the Annuity Options available are:

      .  Option 2, or

      . Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than five years from your death).


   If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death. The death benefit distribution must begin no later than one year from your death, unless a later date is prescribed by federal regulation.


Option 1--Income for Specified Period.


   Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the Annuitant's death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the mortality and expense risk and administration charges.


   If you elect variable annuitization under Option 1, the Annuitant may elect to cancel all or part of the variable annuity payments remaining due. We will then pay the discounted value of the remaining payments.

Option 2--Life Income.

   Option 2 provides an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible for an individual to receive only one payment if death occurred prior to the date the second payment was due.

Option 3--Life Income with Installments Guaranteed.

   Option 3 provides an annuity payable monthly during the Annuitant's lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the

Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4--Joint and Survivor Annuity.

   Option 4 provides an annuity payable monthly while either Annuitant is living. Upon either Annuitant's death, the monthly income payable continues over the life of the surviving Annuitant at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

   You may elect payments on a fixed or variable basis, or a combination. Any Fixed Account Contract Value or Guarantee Period Value is annuitized on a fixed basis. Any Separate Account Contract Value is annuitized on a variable basis. The MVA Option is not available during the Annuity Period. You may exercise the transfer privilege during the Accumulation Period. Transfers during the Annuity Period are subject to certain limitations.

4. Transfers During the Annuity Period.

   During the Annuity Period, the Annuitant may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

      . Transfers to a Subaccount are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

      .  All interest in a Subaccount must be transferred.


      . If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.



      . If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.



      . Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.


   A Subaccount's Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

   Annuity Unit value is determined independently for each Subaccount.

   Annuity Unit value for any Valuation Period is:

      .  Annuity Unit value for the preceding Valuation Period, times

      .  the net investment factor for the current Valuation Period, times

      . an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract's annuity tables.

   The net investment factor for a Subaccount for any Valuation Period is:

      . the Subaccount's Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved; divided by

      . the Subaccount's Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

   When annuity payments begin, the value of your Contract interest is:

      . Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

      . the number of Accumulation Units credited at the end of the Valuation Period, minus

      .  premium taxes and Withdrawal Charges.

   The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

   A 2.5% per annum rate of investment earnings is assumed by the Contract's annuity tables. If the actual net investment earnings rate exceeds 2.5% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.5% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under Variable Annuity.

   Subsequent annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

   Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.


9. Death Benefit Proceeds.



   If the Annuitant dies after the Annuity Date while the Contract is in force, the death benefit proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See "Annuity Options.")


                             FEDERAL INCOME TAXES

A. INTRODUCTION

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

   This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment--federal, state, or local--of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

   We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company". Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account to provide for these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period

   Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Plan Contract are generally not taxable to you or the Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      .  the Contract must be owned by an individual,

      .  Separate Account investments must be "adequately diversified",

      . we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

      . annuity payments must appropriately amortize Purchase Payments and Contract earnings.

   Non-Natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

   Additional exceptions to this rule include:

      .  certain contracts acquired by a decedent's estate,

      .  certain Qualified Contracts,

      .  certain contracts used with structured settlement agreements, and

      . certain contracts purchased with a single premium when the annuity starting date is no later than one year from contract purchase and substantially equal periodic payments are made at least annually.

   Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the Contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

   Although we do not control Fund investments, we expect that each Portfolio of the Funds will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."


   Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. In these circumstances, income and gains from separate account assets are includible in the owner's gross income. The Internal Revenue Service ("IRS"), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.


   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

   Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when you have reached an advanced age, e.g., age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.


   The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals

   Partial withdrawals from a Non-Qualified Plan Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus amounts previously received from the Contract that were not includible in your income.

   Any assignment or pledge (or agreement to assign or pledge) of Contract Value, is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

   The Contract's death benefit may exceed Purchase Payments or Contract Value. As described in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

   If the Policy includes the Guaranteed Retirement Income Benefit Endorsement (the "GRIB Endorsement"), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

   There is also some uncertainty regarding the treatment of the market value adjustment for purposes of determining the income on the contract. This uncertainty could result in the income on the contract being a greater (or lesser) amount.

   There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

   Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the "investment in the contract" allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

   Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

   With respect to a Contract issued with the GRIB Endorsement, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Plan Contract, the Company will treat a portion of such a lump sum payment as includible in income, and will determine the taxable portion of subsequent periodic payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits


   Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, death benefits are includible in income as follows:


      .  if distributed in a lump sum are taxed like a full withdrawal, or

      .  if distributed under an annuity option are taxed like annuity payments.


   After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income and:


      . if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or


      . if distributed in accordance with the selected Annuity Option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.


   Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions

   A 10% penalty tax applies to a taxable payment from a Non-Qualified Plan Contract unless:

      .  received on or after you reach age 591/2,

      .  attributable to your disability,

      . made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

      . made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or

      .  made with annuities used with certain structured settlement agreements.


   Other exceptions may apply.


6. Aggregation of Contracts

   The taxable amount of an annuity payment or withdrawal from a Non-Qualified Plan Contract may be determined by combining some or all of the Non-Qualified Plan Contracts owned by an individual. For example, if a person purchases a Contract and also purchases an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

   For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS


   The Contracts are also available for use in connection with retirement plans which receive favorable treatment under sections 401, 403, 408, 408A or 457 of the Code ("qualified plans"). Such contracts are referred to as "Qualified Plan Contracts." Numerous special tax rules apply to the participants in qualified plans and to Qualified Plan Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of qualified plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.



   Under the Code, qualified plans generally enjoy tax-deferred accumulation of amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should only consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.



   The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Plan Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Plan Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (Owners should always consult their tax advisers and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the Owner may claim for such contribution, are limited under qualified plans. If this Contract is used with a qualified plan, the Owner and Annuitant generally are the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any Guarantee Period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.



   Qualified Plan Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of "Individual Retirement Annuities" ("IRAs"), distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 701/2. An excise tax is imposed for failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.



   If you purchased a Qualified Plan Contract with a GRIB Endorsement and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB Endorsement.



   A 10% penalty tax may apply to the taxable amount of payments from Qualified Plan Contracts. For Individual Retirement Annuities, the penalty tax does not apply to a payment:


      .  received after you reach age 591/2,

      .  received after your death or because of your disability, or

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

   In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.


   Qualified Plan Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of qualified plans if they are inconsistent with the Contract.

1. Qualified Plan Types


   We may issue Contracts for the following types of qualified plans.



   Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." The Code limits the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").



   Simplified Employee Pensions (SEP-IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.


   SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

   Roth IRAs. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects including:

      .  Roth IRA contributions are never deductible,

      .  "qualified distributions" from a Roth IRA are excludable from income,

      .  mandatory distribution rules do not apply before death,

      . a rollover to a Roth IRA must be a "qualified rollover contribution" under the Code,

      .  special eligibility requirements apply, and

      . contributions to a Roth IRA can be made after the Owner has reached age 701/2.

   All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. An individual may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

   Any "qualified distribution," as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 591/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

   Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. The Code permits corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

   Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless you also purchase a life insurance contract as part of your tax-sheltered annuity plan.

   Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      . contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      .  earnings on those contributions, and

      . earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1998.

   These amounts can be paid only if you have reached age 591/2, severed employment, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Code Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Code Section 403(b)(7) custodial account.) Additional restrictions may be imposed by the plan sponsor.

   Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers

   If the Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Code
Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

      .  minimum distributions required under Section 401(a)(9) of the Code, and


      . certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments."


   Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

   We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

                           DISTRIBUTION OF CONTRACTS

   The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 6.25% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:

                  Investors Brokerage Services, Inc. ("IBS")
                             1600 McConnor Parkway
                       Schaumburg, Illinois, 60196-6801


   IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options are not available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.


                                 VOTING RIGHTS

   Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote.

   A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.


   Owners have voting rights in a Fund or Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the Annuitant entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants' voting rights decrease as Annuity Units decrease.


                   REPORTS TO CONTRACT OWNERS AND INQUIRIES


   After each Contract anniversary, we send you a statement showing amounts credited to each Subaccount, to the Fixed Account Option and to the Guarantee Period Value. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that correspond to the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. In addition, we calculate for you the portion of a total amount that must be invested in a selected Guarantee Period so that the portion grows to equal the original total amount at the expiration of the Guarantee Period.

   You may direct inquiries to the selling agent or may call 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.


                             DOLLAR COST AVERAGING


   Under our Dollar Cost Averaging program, a predesignated portion of Subaccount Value is automatically transferred monthly, quarterly, semiannually or annually for a specified duration to other Subaccounts, Guarantee Periods and the Fixed Account. The DCA theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase of the selected Subaccounts. There is no guarantee that DCA will produce that result. There is currently no charge for this service. The Dollar Cost Averaging program is available only during the Accumulation Period. You may also elect transfers from the Fixed Account on a monthly or quarterly basis for a minimum duration of one year. You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made based on the date you specify. We must receive the enrollment form at least five business days before the transfer date.



   If you participate in the Dollar Cost Averaging program, you may allocate all or a portion of the initial Purchase Payment to the Scudder Money Market Subaccount #2. This is the only Subaccount with no deduction for the 1.40% charge for mortality and expense risk and administration charges. You must transfer all Subaccount Value out of Scudder Money Market Subaccount #2 within one year from the initial Purchase Payment. If you terminate Dollar Cost Averaging or do not deplete all Subaccount Value in Scudder Money Market Subaccount #2 within one year, we automatically transfer any remaining Subaccount Value to Scudder Money Market Subaccount #1.


   The minimum transfer amount is $100 per Subaccount, Guarantee Period or Fixed Account. The total Contract Value in an account at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

   Dollar Cost Averaging ends if:

      .  the number of designated monthly transfers has been completed,


      . Contract Value in the transferring account is insufficient to complete the next transfer (the remaining amount is transferred),



      . we receive your written termination at least five business days before the next transfer date, or


      .  the Contract is surrendered or annuitized.


   If the Fixed Account balance is at least $10,000, you may elect automatic calendar quarter transfers of interest accrued in the Fixed Account to one or more of the Subaccounts or Guarantee Periods. You may enroll in this program any time by completing our Dollar Cost Averaging form. Transfers are made within five business days of the end of the calendar quarter. We must receive the enrollment form at least ten days before the end of the calendar quarter.


   Dollar Cost Averaging is not available during the Annuity Period.

                          SYSTEMATIC WITHDRAWAL PLAN


   We offer a Systematic Withdrawal Plan ("SWP") allowing you to pre-authorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts, or amounts based on your life expectancy, from the Fixed Account, or from any of the Subaccounts or Guarantee Periods on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. A Market Value Adjustment applies to any withdrawals under the SWP from a Guarantee Period, unless effected within 30 days after the Guarantee Period ends. SWP withdrawals from the Fixed Account are not available in the first Contract Year and are limited to the amount not subject to Withdrawal Charges. If the amounts distributed under the SWP from the Subaccounts or Guarantee Periods exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give 30 days' notice if we amend the SWP. The SWP may be terminated at any time by you or us.

                                    EXPERTS


   The consolidated balance sheets of KILICO as of December 31, 2003 and 2002, and the related consolidated statements of operations, comprehensive income
(loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003, are incorporated in this Prospectus by reference to the Statement of Additional Information. The statements of assets, liabilities and contract owners' equity of the KILICO Variable Annuity Separate Account as of December 31, 2003, and the related statements of operations and changes in contract owners' equity for the periods indicated, are incorporated in this Prospectus by reference to the Statement of Additional Information. Both documents have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.


                                 LEGAL MATTERS


   Legal matters with respect to our organization, our authority to issue annuity contracts and the validity of the Contract have been passed upon by Debra P. Rezabek, Vice President, General Counsel and Corporate Secretary. Jorden Burt LLP, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts.


                            SPECIAL CONSIDERATIONS

   We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.

   Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.

                             AVAILABLE INFORMATION

   We are subject to the informational requirements of the Securities Exchange Act of 1934 and file reports and other information with the SEC. These reports and other information can be inspected and copied at the SEC's public reference facilities at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and 500 West Madison, Suite 1400, Northwestern Atrium Center, Chicago, Illinois. Copies also can be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.

   We have filed registration statements (the "Registration Statements") relating to the Contracts with the SEC under the Securities Act of 1933. This Prospectus has been filed as part of the Registration Statements and does not contain all of the information set forth in the Registration Statements. These Registration Statements contain further information about us and the Contracts. The Registration Statements may be inspected and copied, and copies can be obtained at prescribed rates, as mentioned above.

                               LEGAL PROCEEDINGS

   KILICO has been named as defendant in certain lawsuits incidental to our insurance business. Based upon the advice of legal counsel, our management believes that the resolution of these various lawsuits will not result in any material adverse effect on our consolidated financial position.

            TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


   The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Experts; Financial Statements; Report of Independent Auditors; Financial Statements of the Separate Account; Report of Independent Auditors; Financial Statements of KILICO; Appendix A State Premium Tax Chart. Please read the Statement of Additional Information in conjunction with this Prospectus.

                             FINANCIAL STATEMENTS

   The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.

                      CONTRACTS ISSUED BEFORE MAY 1, 2002

Guaranteed Retirement Income Benefit: General

   Guaranteed Retirement Income Benefit ("GRIB") was an optional Contract benefit available under Contracts issued on or after May 1, 2000 and before May 1, 2002. GRIB is not offered on Contracts issued on or after May 1, 2002. We reserve the right to begin offering GRIB at any time.


   GRIB provides a minimum fixed annuity guaranteed lifetime income to the Annuitant as described below. GRIB may be exercised only within 30 days after the seventh or later Contract anniversary. In addition, GRIB must be exercised between the Annuitant's 60th and 91st birthdays. However, if the Annuitant is age 44 or younger on the Date of Issue, GRIB may be exercised after the Contract's 15th Anniversary, even though the Annuitant is not yet 60 years old. GRIB may not be appropriate for Annuitants age 80 and older. State premium taxes may be assessed when you exercise GRIB.



   If you elected GRIB, the charge is 0.25% of Contract Value. We deduct a pro rata portion of the charge on the last business day of each calendar quarter. The quarterly charge is deducted pro rata from the investment options in which you have an interest. We no longer charge for GRIB after the Annuitant's 91st birthday. The GRIB charge is in addition to the Contract fees and expenses appearing in the "Summary of Expenses". You may cancel the GRIB rider at any time by written notice to us. Once discontinued, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.


   GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under this optional benefit.

Annuity Payments with GRIB

   Annuity payments are based on the greater of:

      . the income provided by applying the GRIB base to the guaranteed annuity factors, and

      . the income provided by applying the Contract Value to the current annuity factors.

   The GRIB base is the greatest of:

      .  Contract Value,

      . Purchase Payments minus previous withdrawals, accumulated at 5.00% interest per year to the earlier of the Annuitant's age 80 or the GRIB exercise date plus Purchase Payments minus all withdrawals from age 80 to the GRIB exercise date, and

      .  the greatest anniversary value before the exercise date.

   The greatest anniversary value equals:

      . the highest of the Contract Values on each Contract anniversary prior to the Annuitant's age 81, plus

      . the dollar amount of any Purchase Payments made since that anniversary, minus

      .  withdrawals since that anniversary.

   The guaranteed annuity factors are based on the 1983a table projected using projection scale G, with interest at 2.5% (the "Annuity 2000" table). However, if GRIB is exercised on or after the 10th Contract anniversary, interest at 3.5% is assumed. Contracts issued in the state of Montana or in connection with certain employer-sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.


   Because GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

   GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, but the age of the older Annuitant is used to determine the GRIB base.

   If you elect GRIB payable for the life of a single Annuitant, you may elect a period certain of 5, 10, 15, or 20 years. If the Annuitant dies before GRIB has been paid for the period elected, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.5% interest rate and paid in a lump sum.

   If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years. If both Annuitants die before GRIB has been paid for 25 years, the remaining GRIB payments are paid as they fall due to the Beneficiary, if the Beneficiary is a natural person. If the Beneficiary is not a natural person, the remaining payments may be commuted at a minimum 2.50% interest rate and paid in a lump sum.

   GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuitization Option

   If you purchased your Contract on or after May 1, 2000, and you exercise the GRIB option to receive guaranteed benefits, you may elect to have payments made under a commutable annuitization option. Under the commutable annuitization option, partial lump sum payments are permitted, subject to the following requirements:

      . At the time you exercise the GRIB option, you must elect the commutable annuitization option in order to be eligible for the lump sum payments.

      . Lump sum payments are available only during the period certain applicable under the payout option you elected.For example, lump sum payments can be elected only during the 5, 10, 15, or 20 year certain period that applies to the payout.

      . Lump sum payments are available once in each calendar year and may not be elected until one year after annuitization has started.

      . The Annuitant may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Annuitant will begin receiving the original annuitization payment amount again.


      . Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Plan Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Plan Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

      . In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate (3.5% if GRIB was exercised on or after the 10th Contract anniversary; 2.5% if exercised before that date) plus an interest rate adjustment. The interest rate adjustment is equal to the following:

                                                         Interest rate
         Number of years remaining in the period certain  adjustment
         ----------------------------------------------- -------------
                       15 or more years.................     1.00%
                       10-14 years......................     1.50%
                       less than 10 years...............     2.00%

Effect of Death of Owner or Annuitant on GRIB


   The GRIB terminates upon the death of the Owner or the Annuitant (if the Owner is not a natural person) unless the Owner's or Annuitant's surviving spouse elects to continue the Contract as described in "Guaranteed Death Benefit" on page 22 above. A spouse may continue only a Non-Qualified Plan Contract or an Individual Retirement Annuity.



   If the spouse elects to continue the Contract as the new Owner and receive any increase in Contract Value attributable to the death benefit, the GRIB is modified as follows:


      The GRIB base is calculated from the time the election to continue the Contract is made. GRIB may not be exercised or canceled prior to the seventh Contract Year anniversary date following the spouse's election to continue the Contract. However, we will waive all other age restrictions that would apply to exercising GRIB. The spouse may also elect to discontinue GRIB within 30 days of the date the election to continue the Contract is made.


   If the spouse elects to continue the Contract without receiving any increase in Contract Value attributable to the death benefit, all rights, benefits and charges under the Contract, including the GRIB charge and the right to exercise GRIB based on the existing exercise period, will continue unchanged.


                      ANNUAL REPORTS AND OTHER DOCUMENTS


   KILICO's Annual Report on Form 10-K for the year ended December 31, 2003 is incorporated herein by reference, which means that it is legally a part of this Prospectus.


   After the date of this Prospectus and before we terminate the offering of the securities under this Prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this Prospectus.

   Statements in this Prospectus, or in documents that we file later with the SEC and that legally become a part of this Prospectus, may change or supersede statements in other documents that are legally part of this Prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this Prospectus.

   We file documents and reports under the Securities Exchange Act of 1934, including our annual and quarterly reports on Form 10-K and Form 10-Q, electronically on the SEC's "EDGAR" system using the identifying number CIK No.0000353448. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of the SEC's Public Reference Room, call 1-800-SEC-0330.


   If you have received a copy of this Prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or 1-800-621-5001.

                                  APPENDIX A

                   ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

               Purchase Payment........ $40,000
               Guarantee Period........ 5 Years
               Guaranteed Interest Rate 5% Annual Effective Rate

   The following examples illustrate how the Market Value Adjustment and the Withdrawal Charge may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Date of Issue. The Market Value Adjustment operates in a similar manner for transfers. No Withdrawal Charge applies to transfers.

   The Guarantee Period Value for this $40,000 Purchase Payment is $51,051.26 at the end of the five-year Guarantee Period. After one year, when the withdrawals occur in these examples, the Guarantee Period Value is $42,000.00. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

   The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new Contracts with the same Guarantee Period as the time remaining in your Guarantee Period rounded to the next higher number of complete years. One year after the Purchase Payment there would have been four years remaining in your Guarantee Period. These examples also show the Withdrawal Charge (if any) which would be calculated separately after the Market Value Adjustment.

Example of a Downward Market Value Adjustment

   A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment and we are then crediting 6.5% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:


                     -.0551589*         1 + .05
                                =       ------       /4/ -1
                                    (   1 + .065 )


   The Market Value Adjustment is a reduction of $2,316.67 from the Guarantee Period Value:

                      - 2,316.67 = -.0551589 X 42,000.00

   The Market Adjusted Value would be:

                      $39,683.33 = $42,000.00 - $2,316.67


   A Withdrawal Charge of 6% would be assessed against the Purchase Payments subject to a Withdrawal Charge in excess of the amount available as a free withdrawal. In this case, there are no prior withdrawals, so 10% of the Contract Value is not subject to a Withdrawal Charge. The Withdrawal Charge is thus:



                 ($40,000 - (.10 x $42,000)) x .06 = $2,148.00


   Thus, the amount payable on a full withdrawal would be:


                      $37,535.33 = $39,683.33 - $2,148.00


   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be 50% of that of the full withdrawal:

                     - $1,158.34 = - .0551589 X $21,000.00

   The Market Adjusted Value would be:

                      $19,841.66 = $21,000.00 - $1,158.34
--------
* Actual calculation utilizes 10 decimal places.

   The Withdrawal Charge of 6% would apply to the Purchase Payments subject to a Withdrawal Charge being withdrawn, less 10% of the Contract Value as there are no prior withdrawals:



                $938.50 = ($19,841.66 - (.10 X $42,000)) X .06


   Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:


                       $18,903.16 = $19,841.66 - $938.50


Example of an Upward Market Value Adjustment

   An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year later and we are then crediting 4% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:


                     -.0551589*         1 + .05
                                =       -----       /4/ -1
                                    (   1 + .04 )


   The Market Value Adjustment is an increase of $1,638.83 to the Guarantee Period Value:

                       $1,638.83 = $42,000.00 X .0390198

   The Market Adjusted Value would be:

                      $43,638.33 = $42,000.00 + $1,638.83


   A Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the Contract Value, as there were no prior withdrawals:



                $2,366.30 = $43,638.33 - (.10 x $42,000) x .06


   Thus, the amount payable on withdrawal would be:


                      $41,272.03 = $43,638.33 - $2,366.30


   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be:

                        $819.42 = $21,000.00 X .0390198

   The Market Adjusted Value of $21,000.00 would be:

                       $21,819.42 = $21,000.00 + $819.42

   The Withdrawal Charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:


                 $1,057.17 = ($21,819.42 - .1 X $42,000) X .06


   Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:


                      $20,772.08 = $21,819.42 - $1,057.17


   Actual Market Value Adjustment may have a greater or lesser impact than that shown in the Examples, depending on the actual change in interest crediting rates and the timing of the withdrawal or transfer in relation to the time remaining in the Guarantee Period.

                                  APPENDIX B

            KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED
               AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA
                             DISCLOSURE STATEMENT


   This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRAs). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, Individual Retirement Arrangements (IRAs).



   This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.



   Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.


A. REVOCATION


   Within seven days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, wire Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or call 1-800-621-5001.



   Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.


B. STATUTORY REQUIREMENTS

   This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

   1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

   2. The Contract must be nontransferable by the owner.

   3. The Contract must have flexible premiums.

   4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 701/2 (the required beginning date) (see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 701/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

   If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

   5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

   6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

   1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.


   2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.


   3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

   4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

   5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

   6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS

   1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $3,000 for 2002 through 2004, $4,000 for 2005 through 2007, and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $500 for 2002 through 2005, and $1,000 for 2006 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance are compensation.

   2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $6,000 for the year.

   3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

      a. the maximum annual contribution, or

      b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

   The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

   4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

                  Taxable year beginning in: Phase-out range
                  -------------------------- ----------------
                     2003................... $60,000-$ 70,000
                     2004................... $65,000-$ 75,000
                     2005................... $70,000-$ 80,000
                     2006................... $75,000-$ 85,000
                     2007 and thereafter.... $80,000-$100,000

Single Taxpayers

                   Taxable year beginning in: Phase-out range
                   -------------------------- ---------------
                      2003................... $40,000-$50,000
                      2004................... $45,000-$55,000
                      2005 and thereafter.... $50,000-$60,000


   The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer-sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.



   To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.


   5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

   6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 701/2 or thereafter.


   7. For tax years beginning before January 1, 2007, a taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer's adjusted gross income.

E. SEP IRAs

   1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $40,000 (indexed for cost-of-living increases beginning after 2002) or 25% of compensation.

   2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

   1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

   2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After 2005, the limit is indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

   3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

   4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAs

   1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

   2. In general, taxable distributions are included in your gross income in the year you receive them.

   3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

   4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAs

   You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 701/2 (your 701/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 701/2 until April 1 of the following year (i.e., the required beginning date).

   Annuity payments which begin by April 1 of the year following your 701/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint life expectancy.

   The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

   If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.


   In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.


   If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

   1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of
Section 408A of the Code. (Except as otherwise indicated, references herein to an "IRA" are to an "individual retirement plan," within the meaning of Section 7701(a)(37) of the Code, other than a Roth IRA.) Roth IRAs are treated the same as other IRAs, except as described here.




   2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.



   3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.



   4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.


J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

   1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 701/2.

   2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

   The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

      (a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the "applicable dollar amount," bears to

      (b) $15,000 (or $10,000 if you are married).

   For this purpose, "adjusted gross income" is determined in accordance with
Section 219(g)(3) of the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

   A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

   1. Rollovers and Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

   You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.


   The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax-free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.


   2. Taxation of Rollovers and Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.


   In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10% penalty tax on premature distributions) will generally not apply unless the amounts rolled over or transferred are withdrawn within the five-year period beginning with the taxable year in which such contribution was made.




   3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

   4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

   A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

   UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NONQUALIFIED

DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

   5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAs


   1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain age 591/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (i.e., a qualified first-time homebuyer distribution under Section 72(t)(2)(F) of the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).


   2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

   An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 591/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

   1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.


   If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.


   2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

   There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first two years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 591/2. However, the tax on premature distributions does not apply generally:


      1. To amounts that are rolled over or transferred tax-free;


      2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

      3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

      4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

   Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

   If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note:
This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

   We will provide you with any reports required by the Internal Revenue
Service.

R. ESTATE TAX

   Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

   1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

                       Lump Sum Termination At  Lump Sum Termination
           End of Year  Value of Contract*  Age  Value of Contract*
           ----------- -------------------- --- --------------------
                1                           60
                2                           65
                3                           70
                4
                5

--------
* Includes applicable withdrawal charges as described in Item T below.

   2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

                       Lump Sum Termination At  Lump Sum Termination
           End of Year  Value of Contract*  Age  Value of Contract*
           ----------- -------------------- --- --------------------
                1                           60
                2                           65
                3                           70
                4
                5

--------
* Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)


   1. If on the enrollment application you indicated an allocation to a Subaccount or if you transfer Contract Value to a Subaccount, a daily charge of an amount which will equal an aggregate of 1.40% per annum will be assessed against Separate Account Value.


   2. An annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account, Fixed Account and Guarantee Periods.

   3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the Purchase Payments (in a given Contract Year) were received by KILICO; under one year, 7%; over one to two years, 6%; over two to three years, 5%; over three to four years, 5%; over four to five years, 4%; over five to six years, 3%; over six to seven years, 2%; over seven years and thereafter, 0%.

   4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."

   5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
  ------ ----------- ------ ----------- ------ ----------- ------ -----------
     1.. $   937.00    14   $16,798.32    27   $40,421.63    40   $ 75,113.26
     2..   1,913.00    15    18,310.91    28    42,642.92    41     78,375.30
     3..   2,928.90    16    19,868.88    29    44,930.85    42     81,735.20
     4..   3,976.63    17    21,473.59    30    47,287.42    43     85,195.89
     5..   5,066.14    18    23,126.44    31    49,714.68    44     88,760.41
     6..   6,198.41    19    24,828.87    32    52,214.76    45     92,431.86
     7..   7,374.46    20    26,582.37    33    54,789.84    46     96,213.46
     8..   8,604.34    21    28,388.49    34    57,442.18    47    100,108.50
     9..   9,871.11    22    30,248.78    35    60,174.08    48    104,120.40
    10..  11,175.88    23    32,164.88    36    62,987.94    49    108,252.65
    11..  12,519.80    24    34,138.47    37    65,886.22    50    112,508.87
    12..  13,904.03    25    36,171.26    38    68,871.45
    13..  15,329.79    26    38,265.04    39    71,946.23

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
  ------ ----------- ------ ----------- ------ ----------- ------ -----------
     1..   $  937      14     $1,000      27     $1,000      40     $1,000
     2..      946      15      1,000      28      1,000      41      1,000
     3..      955      16      1,000      29      1,000      42      1,000
     4..      955      17      1,000      30      1,000      43      1,000
     5..      964      18      1,000      31      1,000      44      1,000
     6..      973      19      1,000      32      1,000      45      1,000
     7..      982      20      1,000      33      1,000      46      1,000
     8..    1,000      21      1,000      34      1,000      47      1,000
     9..    1,000      22      1,000      35      1,000      48      1,000
    10..    1,000      23      1,000      36      1,000      49      1,000
    11..    1,000      24      1,000      37      1,000      50      1,000
    12..    1,000      25      1,000      38      1,000
    13..    1,000      26      1,000      39      1,000

--------
* Includes applicable withdrawal charges.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2004


              INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE
                       ADJUSTED DEFERRED ANNUITY CONTRACTS

                           FARMERS VARIABLE ANNUITY I

                                    Issued By

                     KEMPER INVESTORS LIFE INSURANCE COMPANY

                                       and

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT


   HOME OFFICE: 1400 American Lane, Schaumburg, Illinois 60196 (847) 605-6120

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2004. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing us at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or calling 1-800-621-5001.


                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----
     Services to the Separate Account ................................       1
     State Regulation ................................................       2
     Experts .........................................................       2
     Financial Statements ............................................       2
     Report of Independent Auditors ..................................       3
     Financial Statements of the Separate Account ....................
     Report of Independent Auditors ...............................
     Financial Statements of KILICO ..................................
     Appendix A State Premium Tax Chart ..............................      A-1

                        SERVICES TO THE SEPARATE ACCOUNT

Recordkeeper and Independent Public Accountants for the KILICO Variable Annuity Separate Account


Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.


Effective September 3, 2003 (the "Closing Date"), KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA administers and 100% reinsures certain lines of business currently underwritten by KILICO. FKLA will administer the Contracts for up to one year after the Closing Date. Otherwise, the transfer and coinsurance agreement do not relate directly to the Contracts. The benefits and provisions of the Contracts were not changed by these transactions and agreements.

The independent accountants for the Separate Account are PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2003, 2002 and 2001. The firm performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2003, 2002 and 2001.

Distribution of the Contracts

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), which enters into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

KILICO pays commissions to the selling broker-dealer which may vary but are not anticipated to exceed in the aggregate an amount equal to six and one-quarter percent (6.25%) of Purchase Payments. During 2003, 2002 and 2001, KILICO paid gross commissions of approximately $59 thousand, $12 thousand and $68 thousand, respectively, to licensed insurance agents.

                                STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                     EXPERTS


The consolidated balance sheets of KILICO as of December 31, 2003 and 2002, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003, the statements of assets, liabilities and contract owners' equity of the KILICO Variable Annuity Separate Account as of December 31, 2003, and the related statements of operations and changes in contract owners' equity for the periods indicated, have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.


Effective September 3, 2003, KILICO entered into a coinsurance agreement with FKLA. Pursuant to the coinsurance agreement, KILICO transferred certain of its assets to FKLA. This Statement of Additional Information also contains an unaudited pro forma condensed consolidated income statement for KILICO and subsidiaries for the year ending December 31, 2003 to show how the coinsurance agreement might have affected the historical income statements if the coinsurance agreement had been in effect during the applicable periods.

            Kemper Investors Life Insurance Company and Subsidiaries
           Unaudited Pro Forma Condensed Consolidated Income Statement
                                 (in thousands)
                          Year Ended December 31, 2003

                                              December 31, 2003      Ceded        Transfer of        Assumed     December 31, 2003
                                                 As Reported    Reinsurance (1) Subsidiaries (2) Reinsurance (3)     Pro Forma
                                              ----------------- --------------- ---------------- --------------- -----------------
REVENUE
Net investment income                         $        162,749  $     (122,725) $        (2,778) $            -  $         37,246
Realized capital gains (losses)                         84,632         (83,318)             390               -             1,704
Premium income                                          (1,072)          1,177             (105)              -                 -
Separate account fees and charges                       83,364         (27,114)               -               -            56,250
Broker / dealer commission revenue                      18,671               -          (18,671)              -                 -
Other income                                             7,942          (3,409)          (3,433)          7,387             8,487
                                              ----------------- --------------- ---------------- --------------- -----------------
     Total revenue                                     356,286        (235,389)         (24,597)          7,387           103,687
                                              ----------------- --------------- ---------------- --------------- -----------------

BENEFITS AND EXPENSES
Interest credited to policyholders                     114,885        (101,085)            (367)              -            13,433
Claims incurred and other benefits                      13,562          (4,323)             (49)              -             9,190
Taxes, licenses and fees                                (1,832)           (500)            (200)              -            (2,532)
Commissions                                             45,049         (25,325)          (1,060)              -            18,664
Broker / dealer commission expense                      18,646               -          (18,646)              -                 -
Operating expenses                                      31,079         (15,238)          (4,003)              -            11,838
Deferral of insurance acquisition costs                (49,673)         27,608            1,535               -           (20,530)
Amortization of insurance acquisition costs            151,746        (108,109)             (16)              -            43,621
Amortization of value of business acquired              56,828         (56,828)               -               -                 -
Amortization of goodwill                                     0               -                -               -                 -
Amortization of other intangibles acquired                 506            (506)               -               -                 -
                                              ----------------- --------------- ---------------- --------------- -----------------
      Total benefits and expenses                      380,796        (284,306)         (22,806)              0            73,684
                                              ----------------- --------------- ---------------- --------------- -----------------

                                              ----------------- --------------- ---------------- --------------- -----------------
Income before income tax expense                       (24,510)         48,917           (1,791)          7,387            30,003
                                              ----------------- --------------- ---------------- --------------- -----------------

Income tax expense (benefit)                           (15,323)         23,754             (289)          4,143            12,285
                                              ----------------- --------------- ---------------- --------------- -----------------
Net income                                    $         (9,187) $       25,163  $        (1,502) $        3,244  $         17,718
                                              ================= =============== ================ =============== =================

Kemper Investors Life Insurance Company and Subsidiaries
Notes to Unaudited Proforma Condensed Consolidated Financial Statements

(1) The amounts presented reflect the effect of the Coinsurance Agreement transaction with FKLA and represents the impact on income and expense related to the transferred reinsured assets and liabilities.

(2) Represents the transfer of the KILICO's subsidiaries to FKLA per the Coinsurance Agreement.

(3) The amounts presented reflect the effect of the Modified Coninsurance Agreement with Farmers New World Life Insurance Company, a Washington Corporation ("FNWL") an affiliated company.

                         Report of Independent Auditors

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company and
Contract Owners of the KILICO Variable Annuity Separate Account:

In our opinion, the accompanying statement of assets, liabilities and contract owners' equity and the related statement of operations and changes in contract owners' equity present fairly, in all material respects, the financial position of the subaccounts of the KILICO Variable Annuity Separate Account (which includes the following subaccounts: Alger American Balanced, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, American Century VP Income & Growth, American Century VP Value, Credit Suisse Trust Emerging Markets, Credit Suisse Trust Global Post-Venture Capital, Dreyfus I.P. MidCap Stock, Dreyfus Socially Responsible Growth, Dreyfus VIF Small Company Stock, Fidelity VIP Asset Manager, Fidelity VIP Contrafund, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Index 500, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Strategic Income Securities, Franklin U.S. Government, Franklin Zero Coupon 2010, Mutual Discovery Securities, Mutual Shares Securities, Templeton Developing Markets Securities, ING VP Emerging Markets, ING VP Natural Resources Trust, INVESCO VIF - Financial Services, INVESCO VIF - Health Sciences, INVESCO VIF - Real Estate Opportunity, INVESCO VIF - Utilities, JPMorgan International Opportunities, JPMorgan MidCap Value, JPMorgan Small Company, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Growth and Income, Janus Aspen Mid Cap Growth, Janus Aspen Worldwide Growth, Janus Aspen Mid Cap Value (Perkins), Janus Aspen Small Cap Value (Bay Isle), Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Oppenheimer Strategic Bond, PIMCO Foreign Bond, PIMCO Low Duration, Scudder 21/st/ Century Growth, Scudder Bond, Scudder Capital Growth, Scudder Global Discovery, Scudder Growth and Income, Scudder Health Sciences, Scudder International, Scudder Money Market (Scudder Variable Series I), Scudder Aggressive Growth, Scudder Blue Chip, Scudder Contrarian Value, Scudder Fixed Income, Scudder Global Blue Chip, Scudder Government Securities, Scudder Growth, Scudder High Income, Scudder International Select Equity, Scudder Money Market (Scudder Variable Series II), Scudder New Europe, Scudder Small Cap Growth, Scudder Strategic Income, Scudder Technology Growth, Scudder Total Return, SVS Davis Venture Value, SVS Dreman Financial Services, SVS Dreman High Return Equity, SVS Dreman Small Cap Value, SVS Eagle Focused Large Cap Growth, SVS Focus Value + Growth, SVS Index 500, SVS INVESCO Dynamic Growth, SVS Janus Growth and Income, SVS Janus Growth Opportunities, SVS MFS Strategic Value, SVS Oak Strategic Equity, SVS Turner Mid Cap Growth and Scudder Real Estate Securities, at December 31, 2003 and the results of each of their operations and the changes in each of their contract owners' equity for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Kemper Investors Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of portfolio shares owned at December 31, 2003 with the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Chicago, Illinois
March 4, 2004

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                                                American Century                           Dreyfus
                                                                                     Variable                             Investment
                                       The Alger American Fund                   Portfolios, Inc.    Credit Suisse Trust  Portfolios
                       ------------------------------------------------------ --------------------- --------------------- ----------
                                                                                                                 Credit
                                                                                                                 Suisse
                                                                     Alger                            Credit     Trust
                                               Alger      Alger     American   American               Suisse     Global    Dreyfus
                          Alger     Alger     American   American     Small   Century VP  American    Trust      Post-       I.P.
                        American   American  Leveraged    MidCap    Capitali-  Income &   Century    Emerging   Venture     MidCap
                        Balanced    Growth     AllCap     Growth     zation     Growth    VP Value   Markets     Capital    Stock
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ------------------------------------------------------ --------------------- --------------------- ----------
ASSETS
Investments in
underlying portfolio
funds, at current
market value           $  110,755     23,931     70,229     23,627      6,879     27,249     32,639     31,302     17,881    144,655
Dividends and other
receivables                    --         --         --          2          1         --         --         --         --         --
                       ------------------------------------------------------ --------------------- --------------------- ----------
   Total assets           110,755     23,931     70,229     23,629      6,880     27,249     32,639     31,302     17,881    144,655
LIABILITIES AND CON-
TRACT OWNERS' EQUITY
Liabilities - other
payables                       --         --         --         --         --         --         13         --         --          6
                       ------------------------------------------------------ --------------------- --------------------- ----------
Contract owners'
equity                 $  110,755     23,931     70,229     23,629      6,880     27,249     32,626     31,302     17,881    144,649
                       ====================================================== ===================== ===================== ==========
Accumulation period    $  110,687     23,908     70,226     23,629      6,861     27,233     32,584     31,290     17,881    144,536
Annuity period                 68         22          3         --         19         16         42         12         --        113
                       ------------------------------------------------------ --------------------- --------------------- ----------
Total Contract Owners'
Equity                 $  110,755     23,931     70,229     23,629      6,880     27,249     32,626     31,302     17,881    144,649
                       ====================================================== ===================== ===================== ==========
Units Outstanding          10,651        536     10,008        825        266      4,229      3,906      2,964      2,144     11,521
                       ====================================================== ===================== ===================== ==========

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                          The
                        Dreyfus
                        Socially
                         Respon-   Dreyfus
                         sible     Variable
                         Growth   Investment                                                          Franklin Templeton Variable
                       Fund, Inc.    Fund           Fidelity Variable Insurance Products Fund          Insurance Products Trust
                       --------------------- ------------------------------------------------------ --------------------------------
                         Dreyfus
                        Socially   Dreyfus    Fidelity              Fidelity                         Franklin   Franklin   Franklin
                         Respon-   VIF Small    VIP      Fidelity     VIP      Fidelity   Fidelity    Rising     Small    Strategic
                          sible     Company    Asset       VIP       Equity      VIP        VIP      Dividends Cap Value    Income
                         Growth     Stock     Manager   Contrafund   Income     Growth    Index 500 Securities Securities Securities
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       --------------------- ------------------------------------------------------ --------------------------------
ASSETS
Investments in
underlying portfolio
funds, at current
market value               14,313        272      9,958     71,994     66,640     65,681    115,585      2,782        376      1,571
Dividends and other
receivables                    --         --         --         76         --         --          2          1         --         --
                       --------------------- ------------------------------------------------------ --------------------------------
   Total assets            14,313        272      9,958     72,070     66,640     65,681    115,587      2,783        376      1,571
LIABILITIES AND CON-
TRACT OWNERS' EQUITY
Liabilities - other
payables                       --         --         --         13         12         --         --         --         --         --
                       --------------------- ------------------------------------------------------ --------------------------------
Contract owners'
equity                     14,313        272      9,958     72,057     66,628     65,681    115,587      2,783        376      1,571
                       ===================== ====================================================== ================================
Accumulation period        14,301        272      9,688     71,876     66,561     65,619    115,203      2,783        376      1,571
Annuity period                 12         --        270        181         67         62        384         --         --         --
                       --------------------- ------------------------------------------------------ --------------------------------
Total Contract Owners'
Equity                     14,313        272      9,958     72,057     66,628     65,681    115,587      2,783        376      1,571
                       ===================== ====================================================== ================================
Units Outstanding           1,698         20        424      2,537      2,149      1,497        879        229         28        144
                       ===================== ====================================================== ================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                                                ING VP     ING VP
                                                                               Emerging   Natural
                                                                               Markets   Resources    INVESCO Variable Investment
                        Franklin Templeton Variable Insurance Products Trust  Fund, Inc.   Trust               Funds, Inc.
                       ------------------------------------------------------ ---------- ---------- --------------------------------
                                                                                                                           INVESCO
                                   Franklin                        Templeton               ING VP    INVESCO               VIF-Real
                        Franklin     Zero      Mutual     Mutual   Developing   ING VP    Natural      VIF-     INVESCO     Estate
                          U.S.      Coupon   Discovery    Shares    Markets    Emerging  Resources  Financials VIF-Health  Opportu-
                       Government    2010    Securities Securities Securities  Markets     Trust     Services   Sciences     nity
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ------------------------------------------------------ ---------- ---------- --------------------------------
ASSETS
Investments in
underlying portfolio
funds, at current
market value               11,628     10,535      1,447        911      1,177      7,287      3,684        511      1,058      1,288
Dividends and other
receivables                    --         --         --         --         --         --         --         --         --         --
                       --------------------- -------------------------------- ---------- ---------- --------------------------------
   Total assets            11,628     10,535      1,447        911      1,177      7,287      3,684        511      1,058      1,288
LIABILITIES AND CON-
TRACT OWNERS' EQUITY
Liabilities - other
payables                       --         --         --         --         --         --         --         --         --         --
                       --------------------- -------------------------------- ---------- ---------- --------------------------------
Contract owners'
equity                     11,628     10,535      1,447        911      1,177      7,287      3,684        511      1,058      1,288
                       ===================== ================================ ========== ========== ================================
Accumulation period        11,628     10,535      1,447        911      1,177      7,243      3,684        511      1,058      1,288
Annuity period                 --         --         --         --         --         44         --         --         --         --
                       --------------------- -------------------------------- ---------- ---------- --------------------------------
Total Contract Owners'
Equity                     11,628     10,535      1,447        911      1,177      7,287      3,684        511      1,058      1,288
                       ===================== ================================ ========== ========== ================================
Units Outstanding           1,163      1,056        117         76         82        773        228         42         89         98
                       ===================== ================================ ========== ========== ================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                        INVESCO
                        Variable
                       Investment
                         Funds,
                          Inc.      J.P. Morgan Series Trust II                          Janus Aspen Series
                       ---------- -------------------------------- -----------------------------------------------------------------
                                   JPMorgan                                     Janus
                                    Inter-                                      Aspen                 Janus      Janus      Janus
                         INVESCO   national   JPMorgan   JPMorgan    Janus     Capital     Janus      Aspen      Aspen      Aspen
                           VIF-    Opportu-    MidCap     Small      Aspen    Apprecia-    Aspen    Growth and  Mid Cap   Worldwide
                        Utilities   nities      Value    Company    Balanced     tion      Growth     Income     Growth     Growth
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ---------- -------------------------------- -----------------------------------------------------------------
ASSETS
Investments in
underlying portfolio
funds, at current
market value               12,532     18,835      1,322      9,962    139,284      1,562     84,389         --     62,097    136,087
Dividends and other
receivables                    --         --         --         --         --         --          1         --         --          2
                       ---------- ---------- --------------------- -----------------------------------------------------------------
   Total assets            12,532     18,835      1,322      9,962    139,284      1,562     84,390         --     62,097    136,089
LIABILITIES AND CON-
TRACT OWNERS' EQUITY
Liabilities - other
payables                       --         --         --          1         --         --         11         --         --         --
                       ---------- ---------- --------------------- -----------------------------------------------------------------
Contract owners'
equity                     12,532     18,835      1,322      9,961    139,284      1,562     84,379         --     62,097    136,089
                       ========== ========== ===================== =================================================================
Accumulation period        12,532     18,835      1,322      9,952    138,224      1,562     84,221         --     62,052    135,788
Annuity period                 --         --         --          9      1,060         --        158         --         45        301
                       ---------- ---------- --------------------- -----------------------------------------------------------------
Total Contract Owners'
Equity                     12,532     18,835      1,322      9,961    139,284      1,562     84,379         --     62,097    136,089
                       ========== ========== ===================== =================================================================
Units Outstanding           2,012      1,420        107        719      4,946        187      3,904         --      2,722      4,891
                       ========== ========== ===================== =================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                                                                                            PIMCO
                                                                                                                           Variable
                                                                                                                          Insurance
                         Janus Aspen Series               Oppenheimer Variable Account Funds                                Trust
                       --------------------- ---------------------------------------------------------------------------- ----------
                                    Janus                 Oppen-                                      Oppen-
                         Janus      Aspen      Oppen-     heimer     Oppen-     Oppen-     Oppen-     heimer     Oppen-
                        Aspen Mid  Small Cap   heimer     Capital    heimer     heimer     heimer      Main      heimer     PIMCO
                        Cap Value   Value    Aggressive  Appreci-    Global      High       Main      Street    Strategic   Foreign
                        (Perkins) (Bay Isle)   Growth     ation    Securities   Income     Street    Small Cap    Bond       Bond
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       --------------------- ---------------------------------------------------------------------------- ----------
ASSETS
Investments in
underlying portfolio
funds, at current
market value                  395        916        292      1,571      7,318        785      1,435      3,309      1,370        220
Dividends and other
receivables                    --         --         --         --         --         --         --         --         --         --
                       --------------------- ------------------------------------------------------ --------------------- ----------
   Total assets               395        916        292      1,571      7,318        785      1,435      3,309      1,370        220
LIABILITIES AND CON-
TRACT OWNERS' EQUITY
Liabilities - other
payables                       --         --         --         --         --         --         --         --         --         --
                       --------------------- ------------------------------------------------------ --------------------- ----------
Contract owners'
equity                        395        916        292      1,571      7,318        785      1,435      3,309      1,370        220
                       ===================== ====================================================== ===================== ==========
Accumulation period           395        916        292      1,571      7,318        785      1,435      3,309      1,370        220
Annuity period                 --         --         --         --         --         --         --         --         --         --
                       --------------------- ------------------------------------------------------ --------------------- ----------
Total Contract Owners'
Equity                        395        916        292      1,571      7,318        785      1,435      3,309      1,370        220
                       ===================== ====================================================== ===================== ==========
Units Outstanding              29         68         24        127        517         71        119        241        127         18
                       ===================== ====================================================== ===================== ==========

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                         PIMCO
                        Variable                                                                                           Scudder
                        Insurance                                                                                          Variable
                          Trust                            Scudder Variable Series I                                      Series II
                       ---------- --------------------------------------------------------------------------------------- ----------
                                   Scudder
                                     21st                 Scudder   Scudder     Scudder    Scudder   Scudder     Scudder   Scudder
                        PIMCO Low  Century     Scudder    Capital    Global     Growth     Health     Inter-     Money    Aggressive
                        Duration    Growth      Bond      Growth   Discovery  and Income  Sciences   national    Market     Growth
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ---------- --------------------------------------------------------------------------------------- ----------
ASSETS
Investments in
underlying portfolio
funds, at current
market value                  214     28,050      8,499     49,512     98,017     46,914     74,488     92,296        133     35,502
Dividends and other
receivables                    --         --         --         --         --         --         --          3         --          1
                       ---------- --------------------------------------------------------------------------------------- ----------
   Total assets               214     28,050      8,499     49,512     98,017     46,914     74,488     92,299        133     35,503
LIABILITIES AND
CONTRACT OWNERS'
EQUITY
Liabilities - other
payables                       --         --         --         --         --         --         --         --         --         --
                       ---------- --------------------------------------------------------------------------------------- ----------
Contract owners'
equity                        214     28,050      8,499     49,512     98,017     46,914     74,488     92,299        133     35,503
                       ========== ======================================================================================= ==========
Accumulation period           214     28,050      8,499     49,507     97,996     46,914     74,488     92,200        133     35,501
Annuity period                 --         --         --          5         21         --         --         99         --          2
                       ---------- --------------------------------------------------------------------------------------- ----------
Total Contract
Owners' Equity                214     28,050      8,499     49,512     98,017     46,914     74,488     92,299        133     35,503
                       ========== ======================================================================================= ==========
Units Outstanding              18      6,040      1,053      5,444      7,393      5,799      7,059     11,326         12      3,915
                       ========== ======================================================================================= ==========

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                                      Scudder Variable Series II
                       -------------------------------------------------------------------------------------------------------------
                                                                                                     Scudder
                                                                                                      Inter-
                                    Scudder    Scudder   Scudder     Scudder               Scudder   national   Scudder    Scudder
                         Scudder  Contrarian    Fixed     Global   Government  Scudder      High      Select     Money      Small
                        Blue Chip   Value      Income   Blue Chip  Securities  Growth      Income     Equity     Market   Cap Growth
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       -------------------------------------------------------------------------------------------------------------
ASSETS
Investments in
underlying portfolio
funds, at current
market value              137,124    149,049     98,750     30,965    163,000    239,672    235,033     96,753    181,839    141,227
Dividends and other
receivables                     3          5          3         --         --         13         --         --        134         --
                       -------------------------------------------------------------------------------------------------------------
   Total assets           137,127    149,054     98,753     30,965    163,000    239,685    235,033     96,753    181,973    141,227
LIABILITIES AND
CONTRACT OWNERS'
EQUITY
Liabilities - other
payables                       --         --          6         --         --         --          3         --         --         11
                       -------------------------------------------------------------------------------------------------------------
Contract owner's
 equity                   137,127    149,054     98,747     30,965    163,000    239,685    235,030     96,753    181,973    141,216
                       =============================================================================================================
Accumulation period       136,960    148,736     98,495     30,961    162,203    238,008    233,502     96,449    180,690    141,049
Annuity period                167        318        252          4        797      1,677      1,528        304      1,283        167
                       -------------------------------------------------------------------------------------------------------------
Total Contract
Owner's Equity            137,127    149,054     98,747     30,965    163,000    239,685    235,030     96,753    181,973    141,216
                       =============================================================================================================
Units Outstanding          18,296     32,630     16,883      2,918     37,820     53,620     40,437     33,625     34,208     44,561
                       =============================================================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                           Scudder Variable Series II
                       -------------------------------------------------------------------------------------------------------------
                                                                              SVS Dreman            SVS Eagle
                         Scudder    Scudder   Scudder   SVS Davis  SVS Dreman    High    SVS Dreman  Focused   SVS Focus
                        Strategic Technology   Total     Venture    Financial   Return   Small Cap    Large     Value +      SVS
                         Income     Growth     Return     Value     Services    Equity     Value    Cap Growth   Growth   Index 500
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       -------------------------------------------------------------------------------------------------------------
ASSETS
Investments in
underlying portfolio
funds, at current
market value               28,082    153,806    440,915    161,895     72,507    435,252    222,553     59,386     53,599    203,543
Dividends and other
receivables                    --         --         --         --         --         --         --         --         --          1
                       -------------------------------------------------------------------------------------------------------------
   Total assets            28,082    153,806    440,915    161,895     72,507    435,252    222,553     59,386     53,599    203,544
LIABILITIES AND
CONTRACT OWNERS'
EQUITY
Liabilities - other
payables                       --          5         68         --         --          2          2         --         --         --
                       -------------------------------------------------------------------------------------------------------------
Contract owners'
equity                     28,082    153,801    440,847    161,895     72,507    435,250    222,551     59,386     53,599    203,544
                       =============================================================================================================
Accumulation period        28,041    153,738    437,103    161,817     72,478    434,958    222,313     59,386     53,330    203,534
Annuity period                 41         63      3,744         78         29        292        238         --        269         10
                       -------------------------------------------------------------------------------------------------------------
Total Contract
Owners' Equity             28,082    153,801    440,847    161,895     72,507    435,250    222,551     59,386     53,599    203,544
                       =============================================================================================================
Units Outstanding           2,474     25,760     74,476     16,169      5,779     34,882     39,751      7,149     14,973     25,469
                       =============================================================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2003
(in thousands)

                                                                                          Scudder
                                                                                           Invest-
                                                                                          ments VIT
                                         Scudder Variable Series II                        Funds
                       ----------------------------------------------------------------- ----------
                          SVS                SVS Janus                                    Scudder
                        INVESCO   SVS Janus    Growth    SVS MFS     SVS Oak     SVS        Real
                        Dynamic   Growth and   Oppor-   Strategic  Strategic  Turner Mid   Estate
                        Growth      Income    tunities    Value      Equity   Cap Growth Securities
                       Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount Subaccount
                       ----------------------------------------------------------------- ----------
ASSETS
Investments in
underlying portfolio
funds, at current
market value               26,296    128,067     90,168         28     60,811     85,147         16
Dividends and other
receivables                    --         --         --         --         --         --         --
                       ----------------------------------------------------------------- ----------
   Total assets            26,296    128,067     90,168         28     60,811     85,147         16
LIABILITIES AND
CONTRACT OWNERS'
EQUITY
Liabilities - other
payables                       --          5          5         --         --         --         --
                       ----------------------------------------------------------------- ----------
Contract owners'
equity                     26,296    128,062     90,163         28     60,811     85,147         16
                       ================================================================= ==========
Accumulation period        26,289    128,008     90,163         28     60,810     85,146         16
Annuity period                  7         54         --         --          1          1         --
                       ----------------------------------------------------------------- ----------
Total Contract
Owners' Equity             26,296    128,062     90,163         28     60,811     85,147         16
                       ================================================================= ==========
Units Outstanding           3,310     17,467     16,951          2      9,193      9,951          1
                       ================================================================= ==========

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                                                 The Alger American Fund
                                     -----------------------------------------------------------------------------
                                                                        Alger
                                         Alger          Alger          American         Alger            Alger
                                       American        American       Leveraged        American     American Small
                                       Balanced         Growth          AllCap      MidCap Growth   Capitalization
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
REVENUE
Dividend income                      $      2,062              --              --              --               --
EXPENSES
Mortality and expense risk charges          1,380             244             823             187               66
                                     -----------------------------------------------------------------------------
Net investment income (loss)                  682            (244)           (823)           (187)             (66)
                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                               (948)           (928)         (5,832)           (179)             (41)
Change in unrealized appreciation
(depreciation) of investments              16,319           6,604          23,082           5,400            1,784
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      15,371           5,676          17,250           5,221            1,743
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                      $     16,053           5,432          16,427           5,034            1,677
                                     =============================================================================

                                                                                                       Dreyfus
                                       American Century Variable                                      Investment
                                           Portfolios, Inc.              Credit Suisse Trust          Portfolios
                                     ----------------------------   -----------------------------   --------------
                                       American                     Credit Suisse   Credit Suisse
                                      Century VP       American         Trust        Trust Global
                                       Income &        Century         Emerging      Post-Venture    Dreyfus I.P.
                                        Growth         VP Value        Markets         Capital       MidCap Stock
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ----------------------------   -----------------------------   --------------
REVENUE
Dividend income                               218             276              --              --              344
EXPENSES
Mortality and expense risk charges            251             355             311             190            1,602
                                     ----------------------------   -----------------------------   --------------
Net investment income (loss)
                                              (33)            (79)           (311)           (190)          (1,258)
                                     ----------------------------   -----------------------------   --------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                                125            (252)           (361)         (2,766)            (261)
Change in unrealized appreciation
(depreciation) of investments               4,915           7,017           8,715           8,167           32,461
                                     ----------------------------   -----------------------------   --------------
Net realized and unrealized gain
(loss) on investments                       5,040           6,765           8,354           5,401           32,200
                                     ----------------------------   -----------------------------   --------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             5,007           6,686           8,043           5,211           30,942
                                     ============================   =============================   ==============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                      The Dreyfus
                                       Socially        Dreyfus
                                      Responsible      Variable
                                     Growth Fund,    Investment
                                         Inc.            Fund         Fidelity Variable Insurance Products Fund
                                     ----------------------------   ----------------------------------------------
                                        Dreyfus
                                       Socially      Dreyfus VIF
                                      Responsible   Small Company   Fidelity VIP    Fidelity VIP     Fidelity VIP
                                        Growth          Stock       Asset Manager    Contrafund     Equity Income
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ----------------------------   ----------------------------------------------
REVENUE
Dividend income                                15              --             215             269              871
EXPENSES
Mortality and expense risk charges            173               1              88             768              681
                                     ----------------------------   ----------------------------------------------
Net investment income (loss)                 (158)             (1)            127            (499)             190
                                     ----------------------------   ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                             (1,362)              1             (74)           (162)          (1,129)
Change in unrealized appreciation
(depreciation) of investments               4,352              21           1,022          15,148           14,839
                                     ----------------------------   ----------------------------------------------
Net realized and unrealized gain
(loss) on investments                       2,990              22             948          14,986           13,710
                                     ----------------------------   ----------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             2,832              21           1,075          14,487           13,900
                                     ============================   ==============================================

                                     Fidelity Variable Insurance         Franklin Templeton Variable Insurance
                                            Products Fund                           Products Trust
                                     ----------------------------   ----------------------------------------------
                                                                      Franklin        Franklin         Franklin
                                                                       Rising         Small Cap        Strategic
                                     Fidelity VIP   Fidelity VIP      Dividends         Value           Income
                                        Growth        Index 500      Securities      Securities       Securities
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                     ----------------------------   ----------------------------------------------
REVENUE
Dividend income                               160           1,426              11              --                3
EXPENSES
Mortality and expense risk charges            757           1,276               8               1                6
                                     ----------------------------   ----------------------------------------------
Net investment income (loss)                 (597)            150               3              (1)              (3)
                                     ----------------------------   ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                             (1,933)         (3,978)              1              --               15
Change in unrealized appreciation
(depreciation) of investments              18,392          27,567             164              35               62
                                     ----------------------------   ----------------------------------------------
Net realized and unrealized gain
(loss) on investments                      16,459          23,589             165              35               77
                                     ----------------------------   ----------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                            15,862          23,739             168              34               74
                                     ============================   ==============================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                                 Franklin Templeton Variable Insurance Products Trust
                                    ------------------------------------------------------------------------------
                                                                                                      Templeton
                                                                        Mutual                        Developing
                                    Franklin U.S.   Franklin Zero     Discovery     Mutual Shares       Markets
                                     Government      Coupon 2010      Securities      Securities      Securities
                                     Subaccount      Subaccount       Subaccount      Subaccount      Subaccount
                                    ------------------------------------------------------------------------------
REVENUE
Dividend income                                 3               3               1               1                1
EXPENSES
Mortality and expense risk charges             61              55               5               4                4
                                    ------------------------------------------------------------------------------
Net investment income (loss)                  (58)            (52)             (4)             (3)              (3)
                                    ------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                                 (2)             (5)              2              --              108
Change in unrealized appreciation
(depreciation) of investments                  76            (140)            133              81               75
                                    ------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                          74            (145)            135              81              183
                                    ------------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                                16            (197)            131              78              180
                                    ==============================================================================

                                       ING VP          ING VP
                                       Emerging        Natural
                                    Markets Fund,     Resources
                                         Inc.           Trust           INVESCO Variable Investment Funds, Inc.
                                    -------------   -------------   ----------------------------------------------
                                                       ING VP
                                       ING VP          Natural      INVESCO VIF-    INVESCO VIF-     INVESCO VIF-
                                      Emerging        Resources      Financials        Health        Real Estate
                                       Markets          Trust         Services        Sciences       Opportunity
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                    -------------   -------------   ----------------------------------------------
REVENUE
Dividend income                                --              --               2              --               18
EXPENSES
Mortality and expense risk charges             73              38               2               4                5
                                    -------------   -------------   ----------------------------------------------
Net investment income (loss)                  (73)            (38)              0              (4)              13
                                    -------------   -------------   ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                                171              21              10               2               19
Change in unrealized appreciation
(depreciation) of investments               2,092             786              37              86               91
                                    -------------   -------------   ----------------------------------------------
Net realized and unrealized gain
(loss) on investments                       2,263             807              47              88              110
                                    -------------   -------------   ----------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             2,190             769              47              84              123
                                    =============   =============   ==============================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                        INVESCO
                                       Variable
                                      Investment
                                      Funds, Inc.            J.P. Morgan Series Trust II
                                     ------------   ---------------------------------------------
                                                       JPMorgan
                                     INVESCO VIF-   International      JPMorgan       JPMorgan
                                       Utilities    Opportunities   MidCap Value    Small Company
                                      Subaccount      Subaccount      Subaccount     Subaccount
                                     ------------   ---------------------------------------------
REVENUE
Dividend income                               138              --              --              --
EXPENSES
Mortality and expense risk charges            137              81               5             119
                                     ------------   ---------------------------------------------
Net investment income (loss)                    1             (81)             (5)           (119)
                                     ------------   ---------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS)ON INVESTMENTS
Net realized gain (loss) on sale
of investments                               (959)            122               3            (131)
Change in unrealized appreciation
(depreciation) of investments               2,401           2,872             101           2,804
                                     ------------   ---------------------------------------------
Net realized and unrealized gain
(loss) on investments                       1,442           2,994             104           2,673
                                     ------------   ---------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             1,443           2,913              99           2,554
                                     ============   =============================================

                                                                          Janus Aspen Series
                                     --------------------------------------------------------------------------------------------
                                                     Janus Aspen                     Janus Aspen                     Janus Aspen
                                     Janus Aspen       Capital       Janus Aspen      Growth and      Janus Aspen      Worldwide
                                       Balanced      Appreciation       Growth          Income      MidCap Growth       Growth
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     --------------------------------------------------------------------------------------------
REVENUE
Dividend income                             3,088               7              69              --               --          1,436
EXPENSES
Mortality and expense risk charges          1,838              20           1,067             105              730          1,680
                                     --------------------------------------------------------------------------------------------
Net investment income (loss)                1,250             (13)           (998)           (105)            (730)          (244)
                                     --------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS)ON INVESTMENTS
Net realized gain (loss) on sale
of investments                             (1,882)           (150)        (45,041)        (32,978)          (3,398)        (9,038)
Change in unrealized appreciation
(depreciation) of investments              17,298             415          63,813          31,001           20,408         35,723
                                     --------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      15,416             265          18,772          (1,977)          17,010         26,685
                                     --------------------------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                            16,666             252          17,774          (2,082)          16,280         26,441
                                     ============================================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                          Janus Aspen Series              Oppenheimer Variable Account Funds
                                     ----------------------------   ----------------------------------------------
                                     Janus Aspen     Janus Aspen
                                       MidCap         Small Cap      Oppenheimer     Oppenheimer     Oppenheimer
                                        Value           Value         Aggressive       Capital          Global
                                      (Perkins)       (Bay Isle)        Growth       Appreciation     Securities
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ----------------------------   ----------------------------------------------
REVENUE
Dividend income                                --              --              --              --               --
EXPENSES
Mortality and expense risk charges              2               4               1               5               19
                                     ----------------------------   ----------------------------------------------
Net investment income (loss)                   (2)             (4)             (1)             (5)             (19)
                                     ----------------------------   ----------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss)on sale
of investments                                 14              10               8               9               21
Change in unrealized appreciation
(depreciation) of investments                  49              84               4             111              744
                                     ----------------------------   ----------------------------------------------
Net realized and unrealized gain
(loss) on investments                          63              94              12             120              765
                                     ----------------------------   ----------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                                61              90              11             115              746
                                     ============================   ==============================================

                                                                                                    PIMCO Variable
                                                                                                       Insurance
                                                  Oppenheimer Variable Account Funds                     Trust
                                     ------------------------------------------------------------   --------------
                                                                     Oppenheimer     Oppenheimer
                                      Oppenheimer    Oppenheimer      Main Steet      Strategic      PIMCO Foreign
                                      High Income     Main Street     Small Cap         Bond             Bond
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ------------------------------------------------------------   --------------
REVENUE
Dividend income                                --              --              --              --                6
EXPENSES
Mortality and expense risk charges              4               5              13               5                3
                                     ------------------------------------------------------------   --------------
Net investment income (loss)                   (4)             (5)            (13)             (5)               3
                                     ------------------------------------------------------------   --------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss)on sale
of investments                                  8              11              22               2                3
Change in unrealized appreciation
(depreciation) of investments                  36             107             354              65               (4)
                                     ------------------------------------------------------------   --------------
Net realized and unrealized gain
(loss) on investments                          44             118             376              67               (1)
                                     ------------------------------------------------------------   --------------
Net increase (decrease) in
contract owners' equity resulting
from operations                                40             113             363              62                2
                                     ============================================================   ==============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                         PIMCO
                                       Variable
                                      Insurance
                                        Trust                         Scudder Variable Series I
                                     ------------   --------------------------------------------------------------
                                                    Scudder 21st                       Scudder          Scudder
                                      PIMCO Low        Century                         Capital          Global
                                       Duration        Growth       Scudder Bond        Growth         Discovery
                                      Subaccount     Subaccount       Subaccount      Subaccount      Subaccount
                                     ------------   --------------------------------------------------------------
REVENUE
Dividend income                                 4              --             769             173               72
EXPENSES
Mortality and expense risk charges              3             335             192             578            1,056
                                     ------------   --------------------------------------------------------------
Net investment income (loss)                    1            (335)            577            (405)            (984)
                                     ------------   --------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                                  2          (4,525)            350          (4,151)          (4,488)
Change in unrealized appreciation
(depreciation) of investments                  (2)         11,076            (246)         13,957           35,761
                                     ------------   --------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                          --           6,551             104           9,806           31,273
                                     ------------   --------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                                 1           6,216             681           9,401           30,289
                                     ============   ==============================================================

                                                                                                       Scudder
                                                                                                       Variable
                                                      Scudder Variable Series I                       Series II
                                     ------------------------------------------------------------   --------------
                                        Scudder        Scudder         Scudder                          Scudder
                                        Growth          Health          Inter-         Scudder        Aggressive
                                      and Income       Sciences        national      Money Market       Growth
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ------------------------------------------------------------   --------------
REVENUE
Dividend income                               415              --             667               1               --
EXPENSES
Mortality and expense risk charges            560             845           1,147               2              431
                                     ------------------------------------------------------------   --------------
Net investment income (loss)                 (145)           (845)           (480)             (1)            (431)
                                     ------------------------------------------------------------   --------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                             (1,931)           (429)            558              --           (6,481)
Change in unrealized appreciation
(depreciation) of investments              11,262          18,129          19,746              --           15,513
                                     ------------------------------------------------------------   --------------
Net realized and unrealized gain
(loss) on investments                       9,331          17,700          20,304              --            9,032
                                     ------------------------------------------------------------   --------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             9,186          16,855          19,824              (1)           8,601
                                     ============================================================   ==============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                                              Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                                       Scudder                         Scudder         Scudder
                                       Scudder       Contrarian        Scudder         Global         Government
                                      Blue Chip         Value        Fixed Income     Blue Chip       Securities
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
REVENUE
Dividend income                               752           2,359           3,666              91           10,737
EXPENSES
Mortality and expense risk charges          1,585           1,667           1,445             348            2,867
                                     -----------------------------------------------------------------------------
Net investment income (loss)                 (833)            692           2,221            (257)           7,870
                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                             (9,868)         (2,020)          1,282            (780)           2,107
Change in unrealized appreciation
(depreciation) of investments              41,223          35,593             177           7,467           (8,686)
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      31,355          33,573           1,459           6,687           (6,579)
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                            30,522          34,265           3,680           6,430            1,291
                                     =============================================================================

                                                              Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                                                       Scudder
                                        Scudder      Scudder High   International   Scudder Money   Scudder Small
                                        Growth          Income      Select Equity       Market        Cap Growth
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
REVENUE
Dividend income                               253          16,705             966           1,881               --
EXPENSES
Mortality and expense risk charges          2,872           2,747           1,033           3,306            1,574
                                     -----------------------------------------------------------------------------
Net investment income (loss)               (2,619)         13,958             (67)         (1,425)          (1,574)
                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                            (19,652)         (2,693)         (3,685)             --          (22,937)
Change in unrealized appreciation
(depreciation) of investments              70,479          31,121          24,271              --           56,035
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      50,827          28,428          20,586              --           33,098
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                            48,208          42,386          20,519          (1,425)          31,524
                                     =============================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                                              Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                       Scudder         Scudder                                        SVS Dreman
                                      Strategic      Technology     Scudder Total     SVS Davis        Financial
                                        Income         Growth          Return       Venture Value      Services
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
REVENUE
Dividend income                               387              --          13,111             666              905
EXPENSES
Mortality and expense risk charges            413           1,767           5,520           1,794              868
                                     -----------------------------------------------------------------------------
Net investment income (loss)                  (26)         (1,767)          7,591          (1,128)              37
                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                              1,842         (93,567)        (14,047)         (1,332)            (266)
Change in unrealized appreciation
(depreciation) of investments                (370)        142,110          70,863          36,038           15,023
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                       1,472          48,543          56,816          34,706           14,757
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                             1,446          46,776          64,407          33,578           14,794
                                     =============================================================================

                                                              Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                      SVS Dreman     SVS Dreman       SVS Eagle       SVS Focus
                                     High Return      Small Cap     Focused Large       Value
                                        Equity          Value        Cap Growth       + Growth      SVS Index 500
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
REVENUE
Dividend income                             7,079           4,217              --             356            1,833
EXPENSES
Mortality and expense risk charges          4,907           2,314             676             595            2,348
                                     -----------------------------------------------------------------------------
Net investment income (loss)                2,172           1,903            (676)           (239)            (515)
                                     -----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss) on sale
of investments                              1,483             181          (1,314)         (2,905)          (8,297)
Change in unrealized appreciation
(depreciation) of investments              93,967          57,516          12,987          15,291           49,784
                                     -----------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      95,450          57,697          11,673          12,386           41,487
                                     -----------------------------------------------------------------------------
Net increase (decrease) in
contract owners' equity resulting
from operations                            97,622          59,600          10,997          12,147           40,972
                                     =============================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2003
(in thousands)

                                                                                                                          Scudder
                                                                                                                        Investments
                                                             Scudder Variable Series II                                  VIT Funds
                               --------------------------------------------------------------------------------------   ------------
                               SVS INVESCO    SVS Janus       SVS Janus       SVS MFS        SVS Oak         SVS        Scudder Real
                                 Dynamic      Growth and       Growth        Strategic      Strategic     Turner Mid       Estate
                                 Growth         Income      Opportunities      Value         Equity       Cap Growth     Securities
                               Subaccount     Subaccount     Subaccount      Subaccount    Subaccount     Subaccount     Subaccount
                               --------------------------------------------------------------------------------------   ------------
REVENUE
Dividend income                         --            820              --             --            --             --             --
EXPENSES
Mortality and expense risk
charges                                294          1,610           1,128             --           607            863             --
                               --------------------------------------------------------------------------------------   ------------
Net investment income (loss)          (294)          (790)         (1,128)            --          (607)          (863)            --
                               --------------------------------------------------------------------------------------   ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
sale of investments                   (171)        (5,392)        (11,664)            --          (813)          (897)            --
Change in unrealized
appreciation (depreciation)
of investments                       6,663         30,931          31,165              3        18,035         25,069              1
                               --------------------------------------------------------------------------------------   ------------
Net realized and unrealized
gain (loss) on investments           6,492         25,539          19,501              3        17,222         24,172              1
                               --------------------------------------------------------------------------------------   ------------
Net increase (decrease) in
contract owners' equity
resulting from operations            6,198         24,749          18,373              3        16,615         23,309              1
                               ======================================================================================   ============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                                                  The Alger American Fund
                                     -----------------------------------------------------------------------------
                                                                        Alger                           Alger
                                        Alger           Alger          American         Alger         American
                                       American       American        Leveraged       American          Small
                                       Balanced        Growth           AllCap      MidCap Growth   Capitalization
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)         $        682            (244)           (823)           (187)             (66)
Net realized gain (loss) on sale
 of investments                              (948)           (928)         (5,832)           (179)             (41)
Change in unrealized appreciation
 (depreciation) of investments             16,319           6,604          23,082           5,400            1,784
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              16,053           5,432          16,427           5,034            1,677
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         5,202           2,811           4,520           3,610            1,118
Net transfer (to) from affiliate
 and subaccounts                            3,454           2,281           2,517           8,357            1,094
Payments for redemptions
                                           (3,718)         (1,617)         (1,782)           (875)            (293)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (267)            (22)           (170)            (12)              (6)
Annuity payout reserve adjustment              (5)            (13)              0             (11)             (26)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            4,666           3,440           5,085          11,069            1,887
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   20,719           8,872          21,512          16,103            3,564
CONTRACT OWNERS' EQUITY
Beginning of period                        90,036          15,059          48,717           7,526            3,316
                                     -----------------------------------------------------------------------------
End of period                        $    110,755          23,931          70,229          23,629            6,880
                                     =============================================================================

                                                                                                       Dreyfus
                                       American Century Variable                                      Investment
                                           Portfolios, Inc.              Credit Suisse Trust          Portfolios
                                     ----------------------------   -----------------------------   --------------
                                       American                     Credit Suisse   Credit Suisse
                                      Century VP      American          Trust        Trust Global
                                       Income &       Century         Emerging      Post-Venture     Dreyfus I.P.
                                        Growth        VP Value         Markets         Capital       MidCap Stock
                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                     ----------------------------   -----------------------------   --------------
OPERATIONS
Net investment income (loss)                  (33)            (79)           (311)           (190)          (1,258)
Net realized gain (loss) on sale
 of investments                               125            (252)           (361)         (2,766)            (261)
Change in unrealized appreciation
 (depreciation) of investments              4,915           7,017           8,715           8,167           32,461
                                     ----------------------------   -----------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               5,007           6,686           8,043           5,211           30,942
                                     ----------------------------   -----------------------------   --------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                         3,215           4,328           1,503             602            6,688
Net transfer (to) from affiliate
 and subaccounts                            5,452            (236)          3,356           1,010            9,907
Payments for redemptions                   (1,106)         (2,111)           (888)           (298)          (3,451)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (45)            (22)            (60)            (38)            (319)
Annuity payout reserve adjustment              (1)             --              --              (1)               8
                                     ----------------------------   -----------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            7,515           1,959           3,911           1,275           12,833
                                     ----------------------------   -----------------------------   --------------
Total increase (decrease) in
 contract owners' equity                   12,522           8,645          11,954           6,486           43,775
CONTRACT OWNERS' EQUITY
Beginning of period                        14,727          23,981          19,348          11,395          100,874
                                     ----------------------------   -----------------------------   --------------
End of period                              27,249          32,626          31,302          17,881          144,649
                                     ============================   =============================   ==============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                      The Dreyfus
                                       Socially       Dreyfus
                                      Responsible     Variable
                                     Growth Fund,    Investment
                                         Inc.           Fund          Fidelity Variable Insurance Products Fund
                                     ----------------------------   ----------------------------------------------
                                        Dreyfus      Dreyfus VIF
                                       Socially     Small Company
                                      Responsible       Stock        Fidelity VIP    Fidelity VIP    Fidelity VIP
                                        Growth       Subaccount     Asset Manager    Contrafund     Equity Income
                                      Subaccount        (a)           Subaccount      Subaccount      Subaccount
                                     ----------------------------   ----------------------------------------------
OPERATIONS
Net investment income (loss)                 (158)             (1)            127            (499)             190
Net realized gain (loss) on sale
 of investments                            (1,362)              1             (74)           (162)          (1,129)
Change in unrealized appreciation
 (depreciation) of investments              4,352              21           1,022          15,148           14,839
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               2,832              21           1,075          14,487           13,900
                                     ----------------------------   ----------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                         1,261              30             781           5,249            5,850
Net transfer (to) from affiliate
 and subaccounts                             (684)            224           3,080           4,774            6,784
Payments for redemptions                     (743)             (3)           (887)         (6,538)          (4,779)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (32)             --              (8)            (48)             (61)
Annuity payout reserve adjustment              --              --              33              79               --
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                             (198)            251           2,999           3,516            7,794
                                     ----------------------------   ----------------------------------------------
Total increase (decrease) in
 contract owners' equity                    2,634             272           4,074          18,003           21,694
CONTRACT OWNERS' EQUITY
Beginning of period                        11,679              --           5,884          54,054           44,934
                                     ----------------------------   ----------------------------------------------
End of period                              14,313             272           9,958          72,057           66,628
                                     ============================   ==============================================

                                     Fidelity Variable Insurance         Franklin Templeton Variable Insurance
                                            Products Fund                           Products Trust
                                     ----------------------------   ----------------------------------------------
                                                                      Franklin        Franklin
                                                                       Rising          Small           Franklin
                                                                     Dividends       Cap Value        Strategic
                                     Fidelity VIP   Fidelity VIP     Securities      Securities         Income
                                        Growth        Index 500      Subaccount      Subaccount       Securities
                                      Subaccount      Subaccount         (a)             (a)        Subaccount (a)
                                     ----------------------------   ----------------------------------------------
OPERATIONS
Net investment income (loss)                 (597)            150               3              (1)              (3)
Net realized gain (loss) on sale
 of investments                            (1,933)         (3,978)              1              --               15
Change in unrealized appreciation
 (depreciation) of investments             18,392          27,567             164              35               62
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              15,862          23,739             168              34               74
                                     ----------------------------   ----------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                         6,319          10,002             376              52              348
Net transfer (to) from affiliate
 and subaccounts                           (5,027)         (5,702)          2,253             290            1,187
Payments for redemptions                   (5,213)        (10,006)            (13)             --              (38)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (55)           (107)             (1)             --               --
Annuity payout reserve adjustment              (2)             (3)             --              --               --
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           (3,978)         (5,816)          2,615             342            1,497
                                     ----------------------------   ----------------------------------------------
Total increase (decrease) in
 contract owners' equity                   11,884          17,923           2,783             376            1,571
CONTRACT OWNERS' EQUITY
Beginning of period                        53,797          97,664              --              --               --
                                     ----------------------------   ----------------------------------------------
End of period                              65,681         115,587           2,783             376            1,571
                                     ============================   ==============================================

(a) For the period (commencement of operations): May 12, 2003 - December 31, 2003 Dreyfus VIF Small Company Stock Subaccount
(a) For the period (commencement of operations): May 6, 2003 - December 31, 2003 Franklin Rising Dividends Securities Subaccount
(a) For the period (commencement of operations): May 16, 2003 - December 31, 2003 Franklin Small Cap Value Securities Subaccount
(a) For the period (commencement of operations): May 15, 2003 - December 31, 2003 Franklin Strategic Income Securities Subaccount

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                                 Franklin Templeton Variable Insurance Products Trust
                                     -----------------------------------------------------------------------------
                                       Franklin                         Mutual                         Templeton
                                         U.S.       Franklin Zero     Discovery     Mutual Shares     Developing
                                      Government     Coupon 2010      Securities      Securities        Markets
                                      Subaccount     Subaccount       Subaccount      Subaccount      Securities
                                          (b)            (b)             (b)             (b)          Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                  (58)            (52)             (4)             (3)              (3)
Net realized gain (loss) on sale
 of investments                                (2)             (5)              2              --              108
Change in unrealized appreciation
 (depreciation) of investments                 76            (140)            133              81               75
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                  16            (197)            131              78              180
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                         1,808           1,468             288              65               70
Net transfer (to) from affiliate
 and subaccounts                           10,091           9,510           1,051             792              909
Payments for redemptions                     (250)           (211)            (23)            (24)             (11)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (37)            (35)             --              --               --
Annuity payout reserve adjustment              --              --              --              --               --
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           11,612          10,732           1,316             833              968
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   11,628          10,535           1,447             911            1,148
CONTRACT OWNERS' EQUITY
Beginning of period                            --              --              --              --               29
                                     -----------------------------------------------------------------------------
End of period                              11,628          10,535           1,447             911            1,177
                                     =============================================================================

                                        ING VP         ING VP
                                       Emerging        Natural
                                       Markets        Resources
                                      Fund, Inc.        Trust           INVESCO Variable Investment Funds, Inc.
                                     ------------   -------------   ----------------------------------------------

                                                       ING VP        INVESCO VIF-    INVESCO VIF-    INVESCO VIF-
                                        ING VP         Natural        Financials       Health        Real Estate
                                       Emerging       Resources       Services        Sciences       Opportunity
                                        Markets        Trust         Subaccount      Subaccount      Subaccount
                                      Subaccount     Subaccount          (b)             (b)             (b)
                                     ------------   -------------   ----------------------------------------------
OPERATIONS
Net investment income (loss)                  (73)            (38)             --              (4)              13
Net realized gain (loss) on sale
 of investments                               171              21              10               2               19
Change in unrealized appreciation
 (depreciation) of investments              2,092             786              37              86               91
                                     ------------   -------------   ----------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               2,190             769              47              84              123
                                     ------------   -------------   ----------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                           396             183             134             174              213
Net transfer (to) from affiliate
 and subaccounts                              (47)            138             330             811              968
Payments for redemptions                     (482)           (436)             --             (11)             (16)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                (5)             (3)             --              --               --
Annuity payout reserve adjustment              (1)             --              --              --               --
                                     ------------   -------------   ----------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                             (139)           (118)            464             974            1,165
                                     ------------   -------------   ----------------------------------------------
Total increase (decrease) in
 contract owners' equity                    2,051             651             511           1,058            1,288
CONTRACT OWNERS' EQUITY
Beginning of period                         5,236           3,033              --              --               --
                                     ------------   -------------   ----------------------------------------------
End of period                               7,287           3,684             511           1,058            1,288
                                     ============   =============   ==============================================

(b) For the period (commencement of operations): May 5, 2003 - December 31, 2003 Franklin U.S. Government Subaccount
(b) For the period (commencement of operations): May 12, 2003 - December 31, 2003 Franklin Zero Coupon 2010 Subaccount
(b) For the period (commencement of operations): May 5, 2003 - December 31, 2003 Mutual Discovery Securities Subaccount
(b) For the period (commencement of operations): May 15, 2003 - December 31, 2003 Mutual Shares Securities Subaccount
(b) For the period (commencement of operations): May 2, 2003 - December 31, 2003 INVESCO VIF - Financial Services Subaccount
(b) For the period (commencement of operations): May 6, 2003 - December 31, 2003 INVESCO VIF - Health Sciences Subaccount
(b) For the period (commencement of operations): May 8, 2003 - December 31, 2003 INVESCO VIF - Real Estate Opportunity Subaccount

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                       INVESCO
                                      Variable
                                      Investment                                                     Janus Aspen
                                      Funds, Inc.           J.P. Morgan Series Trust II                Series
                                     ------------------------------------------------------------   --------------
                                                      JPMorgan         JPMorgan
                                       INVESCO      International       MidCap        JPMorgan
                                         VIF-       Opportunities       Value           Small        Janus Aspen
                                      Utilities       Subaccount      Subaccount       Company         Balanced
                                      Subaccount         (c)             (c)         Subaccount      Subaccount
                                     ------------------------------------------------------------   --------------
OPERATIONS
Net investment income (loss)                    1             (81)             (5)           (119)           1,250
Net realized gain (loss) on sale
 of investments                              (959)            122               3            (131)          (1,882)
Change in unrealized appreciation
 (depreciation) of investments              2,401           2,872             101           2,804           17,298
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               1,443           2,913              99           2,554           16,666
                                     ------------------------------------------------------------   --------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                         1,207           1,195             206           1,510           10,846
Net transfer (to) from affiliate
 and subaccounts                            1,496          15,115           1,042          (1,827)         (15,302)
Payments for redemptions                     (334)           (333)            (25)           (534)         (14,647)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (27)            (55)             --              (9)             (96)
Annuity payout reserve adjustment              --              --              --               2                8
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            2,342          15,922           1,223            (858)         (19,191)
                                     ------------------------------------------------------------   --------------
Total increase (decrease) in
 contract owners' equity                    3,785          18,835           1,322           1,696           (2,525)
CONTRACT OWNERS' EQUITY
Beginning of period                         8,747              --              --           8,265          141,809
                                     ------------------------------------------------------------   --------------
End of period                              12,532          18,835           1,322           9,961          139,284
                                     ============================================================   ==============

                                                                  Janus Aspen Series
                                     -----------------------------------------------------------------------------
                                                                     Janus Aspen
                                     Janus Aspen                      Growth and     Janus Aspen     Janus Aspen
                                       Capital       Janus Aspen        Income         Mid Cap        Worldwide
                                     Appreciation      Growth         Subaccount       Growth           Growth
                                      Subaccount      Subaccount         (c)          Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                  (13)           (998)           (105)           (730)            (244)
Net realized gain (loss) on sale
 of investments                              (150)        (45,041)        (32,978)         (3,398)          (9,038)
Change in unrealized appreciation
 (depreciation) of investments                415          63,813          31,001          20,408           35,723
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                 252          17,774          (2,082)         16,280           26,441
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                            21           6,448              48           5,586           10,560
Net transfer (to) from affiliate
 and subaccounts                               83         (40,760)        (40,614)        (11,026)         (21,056)
Payments for redemptions                     (146)         (8,983)           (387)         (5,324)         (13,712)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                (4)           (119)             (5)            (81)            (124)
Annuity payout reserve adjustment              --              (2)             --              (4)             (51)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              (46)        (43,416)        (40,958)        (10,849)         (24,383)
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                      206         (25,642)        (43,040)          5,431            2,058
CONTRACT OWNERS' EQUITY
Beginning of period                         1,356         110,021          43,040          56,666          134,031
                                     -----------------------------------------------------------------------------
End of period                               1,562          84,379              --          62,097          136,089
                                     =============================================================================

(c) For the period (commencement of operations): June 6, 2003 - December 31, 2003 JPMorgan International Opportunities Subaccount
(c) For the period (commencement of operations): May 5, 2003 - December 31, 2003 JPMorgan MidCap Value Subaccount
(c) For the period (cessation of operations): January 1, 2003 - March 7, 2003 Janus Aspen Growth and Income Subaccount

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                         Janus Aspen Series               Oppenheimer Variable Account Funds
                                     ----------------------------   ----------------------------------------------
                                     Janus Aspen     Janus Aspen
                                        Mid Cap         Small        Oppenheimer     Oppenheimer     Oppenheimer
                                         Value        Cap Value      Aggressive        Capital         Global
                                       (Perkins)     (Bay Isle)        Growth        Appreciation     Securities
                                      Subaccount      Subaccount     Subaccount       Subaccount      Subaccount
                                         (d)            (d)             (d)              (d)            (d)
                                     ----------------------------   ----------------------------------------------
OPERATIONS
Net investment income (loss)                   (2)             (4)             (1)             (5)             (19)
Net realized gain (loss) on sale
 of investments                                14              10               8               9               21
Change in unrealized appreciation
 (depreciation) of investments                 49              84               4             111              744
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                  61              90              11             115              746
                                     ----------------------------   ----------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                            38              70              41             309              555
Net transfer (to) from affiliate
 and subaccounts                              496             763             267           1,177            6,090
Payments for redemptions                     (200)             (7)            (27)            (29)             (72)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                --              --              --              (1)              (1)
Annuity payout reserve adjustment              --              --              --              --               --
                                     ----------------------------   ----------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              334             826             281           1,456            6,572
                                     ----------------------------   ----------------------------------------------
Total increase (decrease) in
 contract owners' equity                      395             916             292            1,571           7,318
CONTRACT OWNERS' EQUITY
Beginning of period                            --              --              --              --               --
                                     ----------------------------   ----------------------------------------------
End of period                                 395             916             292           1,571            7,318
                                     ============================   ==============================================

                                                                                                    PIMCO Variable
                                                                                                      Insurance
                                                 Oppenheimer Variable Account Funds                     Trust
                                     ------------------------------------------------------------   --------------
                                                                     Oppenheimer     Oppenheimer
                                      Oppenheimer    Oppenheimer      Main Steet      Strategic         PIMCO
                                      High Income    Main Street      Small Cap         Bond           Foreign
                                      Subaccount     Subaccount      Subaccount      Subaccount         Bond
                                         (d)             (d)             (d)             (d)          Subaccount
                                     ------------------------------------------------------------   --------------
OPERATIONS
Net investment income (loss)                   (4)             (5)            (13)             (5)               3
Net realized gain (loss) on sale
 of investments                                 8              11              22               2                3
Change in unrealized appreciation
 (depreciation) of investments                 36             107             354              65               (4)
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                  40             113             363              62                2
                                     ------------------------------------------------------------   --------------
CONTRACT OWNERS' EQUITY TRANSACTIONS
Proceeds from sales                           317             434             424             268                2
Net transfer (to) from affiliate
 and subaccounts                              448             892           2,578           1,046               41
Payments for redemptions                      (20)             (3)            (51)             (6)             (35)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                --              (1)             (5)             --               --
Annuity payout reserve adjustment              --              --              --              --               --
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              745           1,322           2,946           1,308                8
                                     ------------------------------------------------------------   --------------
Total increase (decrease) in
 contract owners' equity                      785           1,435           3,309           1,370               10
CONTRACT OWNERS' EQUITY
Beginning of period                            --              --              --              --              210
                                     ------------------------------------------------------------   --------------
End of period                                 785           1,435           3,309           1,370              220
                                     ============================================================   ==============

(d) For the period (commencement of operations): May 12, 2003 - December 31, 2003 Janus Aspen Mid Cap Value (Perkins) Subaccount
(d) For the period (commencement of operations): May 28, 2003 - December 31, 2003 Janus Aspen Small Cap Value (Bay Isle) Subaccount
(d) For the period (commencement of operations): May 15, 2003 - December 31, 2003 Oppenheimer Aggressive Growth Subaccount
(d) For the period (commencement of operations): May 6, 2003 - December 31, 2003 Oppenheimer Capital Appreciation Subaccount
(d) For the period (commencement of operations): May 12, 2003 - December 31, 2003 Oppenheimer Global Securities Subaccount
(d) For the period (commencement of operations): May 2, 2003 - December 31, 2003 Oppenheimer High Income Subaccount
(d) For the period (commencement of operations): May 5, 2003 - December 31, 2003 Oppenheimer Main Street Subaccount
(d) For the period (commencement of operations): May 9, 2003 - December 31, 2003 Oppenheimer Main Street Small Cap Subaccount
(d) For the period (commencement of operations): May 9, 2003 - December 31, 2003 Oppenheimer Strategic Bond Subaccount

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                        PIMCO
                                       Variable
                                      Insurance
                                        Trust                         Scudder Variable Series I
                                     ------------   --------------------------------------------------------------
                                                     Scudder 21st                      Scudder          Scudder
                                       PIMCO Low       Century                         Capital          Global
                                       Duration        Growth        Scudder Bond       Growth         Discovery
                                      Subaccount      Subaccount      Subaccount      Subaccount       Subaccount
                                     ------------   --------------------------------------------------------------
OPERATIONS
Net investment income (loss)                    1            (335)            577            (405)            (984)
Net realized gain (loss) on sale
 of investments                                 2          (4,525)            350          (4,151)          (4,488)
Change in unrealized appreciation
 (depreciation) of investments                 (2)         11,076            (246)         13,957           35,761
                                     ------------   --------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                   1           6,216             681           9,401           30,289
                                     ------------   --------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                            --           1,747           2,678           2,075            3,064
Net transfer (to) from affiliate
 and subaccounts                               10              79         (10,713)          3,238            2,958
Payments for redemptions                      (28)           (759)         (1,355)         (1,654)          (2,248)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                --             (66)             10            (112)            (212)
Annuity payout reserve adjustment              --              --              --              (5)              (5)
                                     ------------   --------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              (18)          1,001          (9,380)          3,542            3,557
                                     ------------   --------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                      (17)          7,217          (8,699)         12,943           33,846
CONTRACT OWNERS' EQUITY
Beginning of period                           231          20,833          17,198          36,569           64,171
                                     ------------   --------------------------------------------------------------
End of period                                 214          28,050           8,499          49,512           98,017
                                     ============   ==============================================================


                                                                                                       Scudder
                                                                                                      Variable
                                                       Scudder Variable Series I                      Series II
                                     ------------------------------------------------------------   --------------
                                        Scudder        Scudder                                         Scudder
                                        Growth         Health          Scudder      Scudder Money     Aggressive
                                      and Income      Sciences      International       Market         Growth
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     ------------------------------------------------------------   --------------
OPERATIONS
Net investment income (loss)                 (145)           (845)           (480)             (1)            (431)
Net realized gain (loss) on sale
 of investments                            (1,931)           (429)            558              --           (6,481)
Change in unrealized appreciation
 (depreciation) of investments             11,262          18,129          19,746              --           15,513
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               9,186          16,855          19,824              (1)           8,601
                                     ------------------------------------------------------------   --------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         2,037           5,180           7,138              26            2,073
Net transfer (to) from affiliate
 and subaccounts                              194           4,528         (14,680)             94           (1,681)
Payments for redemptions                   (1,690)         (1,764)         (3,217)            (16)          (1,292)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (104)           (174)           (178)             --              (88)
Annuity payout reserve adjustment              --              --               3              --               --
                                     ------------------------------------------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              437           7,770         (10,934)            104             (988)
                                     ------------------------------------------------------------   --------------
Total increase (decrease) in
 contract owners' equity                    9,623          24,625           8,890             103            7,613
CONTRACT OWNERS' EQUITY
Beginning of period                        37,291          49,863          83,409              30           27,890
                                     ------------------------------------------------------------   --------------
End of period                              46,914          74,488          92,299             133           35,503
                                     ============================================================   ==============

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                                             Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                                       Scudder        Scudder          Scudder         Scudder
                                        Scudder      Contrarian        Fixed           Global         Government
                                       Blue Chip        Value          Income         Blue Chip       Securities
                                      Subaccount     Subaccount      Subaccount       Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                 (833)            692           2,221            (257)           7,870
Net realized gain (loss) on sale
 of investments                            (9,868)         (2,020)          1,282            (780)           2,107
Change in unrealized appreciation
 (depreciation) of investments             41,223          35,593             177           7,467           (8,686)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              30,522          34,265           3,680           6,430            1,291
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         3,725           6,257           5,222           1,164           10,232
Net transfer (to) from affiliate
 and subaccounts                           30,939           5,527          (1,776)          1,430          (61,239)
Payments for redemptions                   (5,842)        (10,336)         (7,622)           (857)         (24,316)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (308)           (245)           (232)            (66)            (353)
Annuity payout reserve adjustment             (11)            (11)             (7)             (1)              22
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           28,503           1,192          (4,415)          1,670          (75,654)
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   59,025          35,457            (735)          8,100          (74,363)
CONTRACT OWNERS' EQUITY
Beginning of period                        78,102         113,597          99,482          22,865          237,363
                                     -----------------------------------------------------------------------------
End of period                             137,127         149,054          98,747          30,965          163,000
                                     =============================================================================

                                                             Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                                                       Scudder
                                        Scudder     Scudder High    International   Scudder Money    Scudder Small
                                        Growth         Income       Select Equity       Market        Cap Growth
                                      Subaccount     Subaccount       Subaccount     Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)               (2,619)         13,958             (67)         (1,425)          (1,574)
Net realized gain (loss) on sale
 of investments                           (19,652)         (2,693)         (3,685)             --          (22,937)
Change in unrealized appreciation
 (depreciation) of investments             70,479          31,121          24,271              --           56,035
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              48,208          42,386          20,519          (1,425)          31,524
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         7,325           8,810           4,792          29,869            9,113
Net transfer (to) from affiliate
 and subaccounts                           30,599          29,360           3,643         (87,111)           9,534
Payments for redemptions                  (24,950)        (24,850)         (7,104)        (65,095)          (8,852)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (345)           (310)           (133)           (518)            (226)
Annuity payout reserve adjustment               5             (38)            (11)            (58)              (2)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           12,634          12,972           1,187        (122,913)           9,567
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   60,842          55,358          21,706        (124,338)          41,091
CONTRACT OWNERS' EQUITY
Beginning of period                       178,843         179,672          75,047         306,311          100,125
                                     -----------------------------------------------------------------------------
End of period                             239,685         235,030          96,753         181,973          141,216
                                     =============================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                                             Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                        Scudder        Scudder                                        SVS Dreman
                                       Strategic      Technology    Scudder Total     SVS Davis        Financial
                                        Income         Growth          Return       Venture Value      Services
                                      Subaccount      Subaccount     Subaccount      Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                  (26)         (1,767)          7,591          (1,128)              37
Net realized gain (loss) on sale
 of investments                             1,842         (93,567)        (14,047)         (1,332)            (266)
Change in unrealized appreciation
 (depreciation) of investments               (370)        142,110          70,863          36,038           15,023
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               1,446          46,776          64,407          33,578           14,794
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                           929           8,666          12,311          10,014            3,499
Net transfer (to) from affiliate
 and subaccounts                            3,631           5,019          (2,747)          8,392              536
Payments for redemptions                   (2,421)        (51,918)        (48,531)         (3,034)          (2,725)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (76)           (364)           (481)           (355)            (165)
Annuity payout reserve adjustment              --              (2)           (138)             (3)              (4)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            2,063         (38,599)        (39,586)         15,014            1,141
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                    3,509           8,177          24,821          48,592           15,935
CONTRACT OWNERS' EQUITY
Beginning of period                        24,573         145,624         416,026         113,303           56,572
                                     -----------------------------------------------------------------------------
End of period                              28,082         153,801         440,847         161,895           72,507
                                     =============================================================================

                                                             Scudder Variable Series II
                                     -----------------------------------------------------------------------------
                                      SVS Dreman     SVS Dreman       SVS Eagle       SVS Focus
                                     High Return      Small Cap     Focused Large      Value +
                                        Equity         Value         Cap Growth        Growth        SVS Index 500
                                      Subaccount     Subaccount       Subaccount     Subaccount       Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                2,172           1,903            (676)           (239)            (515)
Net realized gain (loss) on sale
 of investments                             1,483             181          (1,314)         (2,905)          (8,297)
Change in unrealized appreciation
 (depreciation) of investments             93,967          57,516          12,987          15,291           49,784
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              97,622          59,600          10,997          12,147           40,972
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        23,945          12,448           4,673           3,466           12,294
Net transfer (to) from affiliate
 and subaccounts                            9,499          11,723           4,334           2,378            9,898
Payments for redemptions                  (11,807)         (9,871)         (1,053)         (3,494)          (5,581)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (971)           (390)           (131)            (91)            (467)
Annuity payout reserve adjustment               9             (12)             --              (1)              --
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           20,675          13,898           7,823           2,258           16,144
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                  118,297          73,498          18,820          14,405           57,116
CONTRACT OWNERS' EQUITY
Beginning of period                       316,953         149,053          40,566          39,194          146,428
                                     -----------------------------------------------------------------------------
End of period                             435,250         222,551          59,386          53,599          203,544
                                     =============================================================================

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2003
(in thousands)

                                                     Scudder Variable Series II
                                     -------------------------------------------------------------
                                      SVS INVESCO     SVS Janus       SVS Janus        SVS MFS
                                        Dynamic      Growth and         Growth        Strategic
                                        Growth         Income       Opportunities       Value
                                      Subaccount     Subaccount      Subaccount     Subaccount (e)
                                     -------------------------------------------------------------
OPERATIONS
Net investment income (loss)                 (294)           (790)         (1,128)              --
Net realized gain (loss) on sale
 of investments                              (171)         (5,392)        (11,664)              --
Change in unrealized appreciation
 (depreciation) of investments              6,663          30,931          31,165                3
                                     -------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations               6,198          24,749          18,373                3
                                     -------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         1,622           7,289           4,703               25
Net transfer (to) from affiliate
 and subaccounts                              739          (5,385)         (5,979)              --
Payments for redemptions                     (461)         (3,500)         (2,423)              --
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (59)           (318)           (223)              --
Annuity payout reserve adjustment              --              19              (4)              --
                                     -------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            1,841          (1,895)         (3,926)              25
                                     -------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                    8,039          22,854          14,447               28
CONTRACT OWNERS' EQUITY
Beginning of period                        18,257         105,208          75,716               --
                                     -------------------------------------------------------------
End of period                              26,296         128,062          90,163               28
                                     =============================================================

                                                                        Scudder
                                                                      Investments
                                      Scudder Variable Series II       VIT Funds
                                     ----------------------------   --------------
                                        SVS Oak       SVS Turner    Scudder Real
                                       Strategic       Mid Cap        Estate
                                        Equity         Growth        Securities
                                      Subaccount      Subaccount    Subaccount (e)
                                     ----------------------------   --------------
OPERATIONS
Net investment income (loss)                 (607)           (863)              --
Net realized gain (loss) on sale
 of investments                              (813)           (897)              --
Change in unrealized appreciation
 (depreciation) of investments             18,035          25,069                1
                                     ----------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              16,615          23,309                1
                                     ----------------------------   --------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         3,952           4,886               --
Net transfer (to) from affiliate
 and subaccounts                           10,096          12,222               15
Payments for redemptions                   (1,136)         (1,529)              --
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (124)           (173)              --
Annuity payout reserve adjustment              --              --               --
                                     ----------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           12,788          15,406               15
                                     ----------------------------   --------------
Total increase (decrease) in
 contract owners' equity                   29,403          38,715               16
CONTRACT OWNERS' EQUITY
Beginning of period                        31,408          46,432               --
                                     ----------------------------   --------------
End of period                              60,811          85,147               16
                                     ============================   ==============

(e) For the period (commencement of operations): June 12, 2003 - December 31, 2003 SVS MFS Strategic Value Subaccount
(e) For the period (commencement of operations): July 11, 2003 - December 31, 2003 Scudder Real Estate Securities Subaccount

See accompanying notes to financial statements

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                                               The Alger American Fund
                                     -----------------------------------------------------------------------------
                                                                        Alger           Alger           Alger
                                         Alger          Alger          American        American        American
                                       American        American       Leveraged         MidCap          Small
                                       Balanced         Growth          AllCap          Growth      Capitalization
                                      Subaccount      Subaccount      Subaccount      Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)         $        270            (236)           (848)            (93)             (48)
Net realized gain (loss) on sale
 of investments                            (1,724)         (5,922)        (10,217)           (517)            (580)
Change in unrealized appreciation
 (depreciation) of investments            (12,083)         (1,809)        (15,593)         (1,930)            (478)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (13,537)         (7,967)        (26,658)         (2,540)          (1,106)
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        15,601           3,549          10,314           3,483            1,421
Net transfer (to) from affiliate
 and subaccounts                            8,194            (866)         (5,513)          2,186             (325)
Payments for redemptions                   (3,984)         (1,434)         (2,632)           (470)            (307)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (257)            (24)           (182)             (8)              (6)
Annuity payout reserve adjustment              (2)             (1)             --              --                2
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           19,552           1,224           1,987           5,191              785
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                    6,015          (6,743)        (24,671)          2,651             (321)
CONTRACT OWNERS' EQUITY
Beginning of period                        84,021          21,802          73,388           4,875            3,637
                                     -----------------------------------------------------------------------------
End of period                        $     90,036          15,059          48,717           7,526            3,316
                                     =============================================================================

                                      American Century Variable
                                           Portfolios, Inc.              Credit Suisse Trust
                                     ----------------------------   -----------------------------
                                       American                     Credit Suisse   Credit Suisse
                                        Century        American         Trust        Trust Global
                                      VP Income &      Century         Emerging      Post-Venture
                                        Growth         VP Value        Markets         Capital
                                      Subaccount      Subaccount      Subaccount      Subaccount
                                     ----------------------------   -----------------------------
OPERATIONS
Net investment income (loss)                  (34)          1,271            (240)           (189)
Net realized gain (loss) on sale
 of investments                            (1,032)         (1,707)         (3,126)         (3,595)
Change in unrealized appreciation
 (depreciation) of investments               (154)         (4,403)           (155)         (2,109)
                                     ----------------------------   -----------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              (1,220)         (4,839)         (3,521)         (5,893)
                                     ----------------------------   -----------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         1,806           6,965           3,646           3,741
Net transfer (to) from affiliate
 and subaccounts                            9,435           1,079           3,400              (5)
Payments for redemptions                     (647)         (2,666)           (756)           (390)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (58)            (35)            (58)            (40)
Annuity payout reserve adjustment               8              22             (24)             --
                                     ----------------------------   -----------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           10,544           5,365           6,208           3,306
                                     ----------------------------   -----------------------------
Total increase (decrease) in
 contract owners' equity                    9,324             526           2,687          (2,587)
CONTRACT OWNERS' EQUITY
Beginning of period                         5,403          23,455          16,661          13,982
                                     ----------------------------   -----------------------------
End of period                              14,727          23,981          19,348          11,395
                                     ============================   =============================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                                     The Dreyfus
                                                      Socially
                                        Dreyfus      Responsible
                                      Investment     Growth Fund,
                                      Portfolios         Inc.
                                     ----------------------------
                                                       Dreyfus
                                                       Socially
                                     Dreyfus I.P.    Responsible
                                     MidCap Stock      Growth
                                      Subaccount      Subaccount
                                     ----------------------------
OPERATIONS
Net investment income (loss)               (1,105)           (157)
Net realized gain (loss) on sale
 of investments                            (1,459)         (3,019)
Change in unrealized appreciation
 (depreciation) of investments            (13,674)         (1,822)
                                     ----------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (16,238)         (4,998)
                                     ----------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        17,744           2,612
Net transfer (to) from affiliate
 and subaccounts                           18,564            (728)
Payments for redemptions                   (3,356)           (824)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (292)            (37)
Annuity payout reserve adjustment              --              (1)
                                     ----------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           32,660           1,022
                                     ----------------------------
Total increase (decrease) in
 contract owners' equity                   16,422          (3,976)
CONTRACT OWNERS' EQUITY
Beginning of period                        84,452          15,655
                                     ----------------------------
End of period                             100,874          11,679
                                     ============================

                                                                                                                        Franklin
                                                                                                                        Templeton
                                                                                                                        Variable
                                                                                                                        Insurance
                                                      Fidelity Variable Insurance Products Fund                      Products Trust
                                     -----------------------------------------------------------------------------   --------------
                                                                                                                        Templeton
                                     Fidelity VIP                                                                      Developing
                                        Asset       Fidelity VIP    Fidelity VIP    Fidelity VIP    Fidelity VIP         Markets
                                        Manager      Contrafund     Equity Income      Growth         Index 500        Securities
                                      Subaccount     Subaccount       Subaccount      Subaccount      Subaccount       Subaccount
                                     -----------------------------------------------------------------------------   --------------
OPERATIONS
Net investment income (loss)                  179            (288)          1,268            (707)              63               --
Net realized gain (loss) on sale
 of investments                            (1,015)         (6,546)         (5,414)        (21,392)         (20,822)              --
Change in unrealized appreciation
 (depreciation) of investments                 67            (130)         (6,231)         (3,782)          (9,476)              --
                                     -----------------------------------------------------------------------------   --------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                (769)         (6,964)        (10,377)        (25,881)         (30,235)              --
                                     -----------------------------------------------------------------------------   --------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                           736           5,865           7,841          10,414           12,103               --
Net transfer (to) from affiliate
 and subaccounts                             (627)         (1,095)          3,741          (5,280)         (19,384)              (1)
Payments for redemptions                     (677)         (6,242)         (6,271)         (6,887)         (11,947)              --
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                (8)            (54)            (97)           (122)            (125)              --
Annuity payout reserve adjustment              (1)             30             (34)             (2)              (6)              --
                                     -----------------------------------------------------------------------------   --------------
   Net increase (decrease) from
    contract owners' equity
    transactions                             (577)         (1,496)          5,180          (1,877)         (19,359)              (1)
                                     -----------------------------------------------------------------------------   --------------
Total increase (decrease) in
 contract owners' equity                   (1,346)         (8,460)         (5,197)        (27,758)         (49,594)              (1)
CONTRACT OWNERS' EQUITY
Beginning of period                         7,230          62,514          50,131          81,555          147,258               30
                                     -----------------------------------------------------------------------------   --------------
End of period                               5,884          54,054          44,934          53,797           97,664               29
                                     =============================================================================   ==============

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                        ING VP         ING VP          INVESCO
                                       Emerging        Natural         Variable      J.P. Morgan
                                        Markets       Resources       Investment       Series
                                      Fund, Inc.        Trust        Funds, Inc.      Trust II
                                     ------------   -------------   -------------   -------------
                                        ING VP         ING VP
                                       Emerging        Natural                        JP Morgan
                                        Markets       Resources      INVESCO VIF-       Small
                                      Fund, Inc.        Trust         Utilities        Company
                                      Subaccount      Subaccount      Subaccount      Subaccount
                                     ------------   -------------   -------------   -------------
OPERATIONS
Net investment income (loss)                  (76)            (35)            (72)           (133)
Net realized gain (loss) on sale
 of investments                            (1,282)           (236)           (604)         (1,763)
Change in unrealized appreciation
 (depreciation) of investments                600             132          (1,356)         (1,417)
                                     ------------   -------------   -------------   -------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations                (758)           (139)         (2,032)         (3,313)
                                     ------------   -------------   -------------   -------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                           402             302           1,625           3,791
Net transfer (to) from affiliate
 and subaccounts                              942            (191)          2,613          (1,468)
Payments for redemptions                     (514)           (273)           (258)         (1,425)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                                (6)             (3)            (26)            (59)
Annuity payout reserve adjustment               3              --              --               1
                                     ------------   -------------   -------------   -------------
   Net increase (decrease) from
    contract owners' equity
    transactions                              827            (165)          3,954             840
                                     ------------   -------------   -------------   -------------
Total increase (decrease) in
 contract owners' equity                       69            (304)          1,922          (2,473)
CONTRACT OWNERS' EQUITY
Beginning of period                         5,167           3,337           6,825          10,738
                                     ------------   -------------   -------------   -------------
End of period                               5,236           3,033           8,747           8,265
                                     ============   =============   =============   =============

                                                          Janus Aspen Series
                                     ------------------------------------------------------------
                                                     Janus Aspen                     Janus Aspen
                                     Janus Aspen       Capital       Janus Aspen      Growth and
                                       Balanced     Appreciation        Growth          Income
                                      Subaccount      Subaccount      Subaccount      Subaccount
                                     ------------------------------------------------------------
OPERATIONS
Net investment income (loss)                1,728             (14)         (1,943)           (346)
Net realized gain (loss) on sale
 of investments                           (10,277)           (381)        (58,656)         (3,292)
Change in unrealized appreciation
 (depreciation) of investments             (3,888)             66          13,071         (11,247)
                                     ------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (12,437)           (329)        (47,528)        (14,885)
                                     ------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        16,300              35           9,737           1,180
Net transfer (to) from affiliate
 and subaccounts                           (9,125)           (175)        (27,088)        (13,392)
Payments for redemptions                  (14,416)           (213)        (14,460)         (4,250)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (117)             (5)           (256)           (145)
Annuity payout reserve adjustment             223              --             (22)              3
                                     ------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           (7,135)           (358)        (32,089)        (16,604)
                                     ------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                  (19,572)           (687)        (79,617)        (31,489)
CONTRACT OWNERS' EQUITY
Beginning of period                       161,381           2,043         189,638          74,529
                                     ------------------------------------------------------------
End of period                             141,809           1,356         110,021          43,040
                                     ============================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                                                       PIMCO Variable Insurance
                                          Janus Aspen Series                    Trust
                                     ----------------------------   -----------------------------
                                      Janus Aspen    Janus Aspen        PIMCO
                                        Mid Cap       Worldwide        Foreign       PIMCO Low
                                        Growth         Growth            Bond         Duration
                                      Subaccount      Subaccount      Subaccount     Subaccount
                                     ----------------------------   -----------------------------
OPERATIONS
Net investment income (loss)                 (823)           (705)              8               7
Net realized gain (loss) on sale
 of investments                           (45,198)        (40,937)             10               3
Change in unrealized appreciation
 (depreciation) of investments             23,096         (11,177)              2               4
                                     ----------------------------   -----------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (22,925)        (52,819)             20              14
                                     ----------------------------   -----------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         9,012          16,315               2               3
Net transfer (to) from affiliate
 and subaccounts                           (4,605)        (24,441)            (35)            (21)
Payments for redemptions                   (6,406)        (17,000)           (165)            (43)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (99)           (167)             --              --
Annuity payout reserve adjustment              (8)              2              --              --
                                     ----------------------------   -----------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           (2,106)        (25,291)           (198)            (61)
                                     ----------------------------   -----------------------------
Total increase (decrease) in
 contract owners' equity                  (25,031)        (78,110)           (178)            (47)
CONTRACT OWNERS' EQUITY
Beginning of period                        81,697         212,141             388             278
                                     ----------------------------   -----------------------------
End of period                              56,666         134,031             210             231
                                     ============================   =============================

                                                               Scudder Variable Series I
                                     -----------------------------------------------------------------------------
                                     Scudder 21st                      Scudder         Scudder          Scudder
                                        Century                        Capital         Global           Growth
                                        Growth      Scudder Bond       Growth         Discovery       and Income
                                      Subaccount     Subaccount       Subaccount      Subaccount      Subaccount
                                     -----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                 (334)            754            (448)           (994)            (169)
Net realized gain (loss) on sale
 of investments                            (3,006)           (142)         (4,866)         (4,706)          (4,502)
Change in unrealized appreciation
 (depreciation) of investments            (10,296)            425         (10,389)        (11,367)          (7,635)
                                     -----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (13,636)          1,037         (15,703)        (17,067)         (12,306)
                                     -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         6,417           3,933           7,059           8,241            6,602
Net transfer (to) from affiliate
 and subaccounts                            2,796             880           2,047           1,678            1,735
Payments for redemptions                     (742)         (2,008)         (2,051)         (3,067)          (2,254)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (70)           (102)           (115)           (207)            (115)
Annuity payout reserve adjustment              --              --              --               2               --
                                     -----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            8,401           2,703           6,940           6,647            5,968
                                     -----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   (5,235)          3,740          (8,763)        (10,420)          (6,338)
CONTRACT OWNERS' EQUITY
Beginning of period                        26,068          13,458          45,332          74,591           43,629
                                     -----------------------------------------------------------------------------
End of period                              20,833          17,198          36,569          64,171           37,291
                                     =============================================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                               Scudder Variable Series I             Scudder Variable Series II
                                     --------------------------------------------   -----------------------------
                                        Scudder                                        Scudder
                                        Health         Scudder      Scudder Money     Aggressive    Scudder Blue
                                       Sciences     International       Market          Growth          Chip
                                      Subaccount      Subaccount      Subaccount      Subaccount     Subaccount
                                     --------------------------------------------   -----------------------------
OPERATIONS
Net investment income (loss)                 (711)           (595)             --            (305)           (902)
Net realized gain (loss) on sale
 of investments                            (1,491)        (11,981)             --          (8,938)         (4,896)
Change in unrealized appreciation
 (depreciation) of investments            (12,243)         (1,962)             --          (4,144)        (18,545)
                                     --------------------------------------------   -----------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (14,445)        (14,538)             --         (13,387)        (24,343)
                                     --------------------------------------------   -----------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        15,272          14,697              --           4,595          10,004
Net transfer (to) from affiliate
 and subaccounts                            6,138           9,059              19          (1,574)            311
Payments for redemptions                   (1,487)         (7,790)            (54)         (1,731)         (4,798)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (158)           (293)             --             (97)           (227)
Annuity payout reserve adjustment              --               3              --              --              (7)
                                     --------------------------------------------   -----------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           19,765          15,676             (35)          1,193           5,283
                                     --------------------------------------------   -----------------------------
Total increase (decrease) in
 contract owners' equity                    5,320           1,138             (35)        (12,194)        (19,060)
CONTRACT OWNERS' EQUITY
Beginning of period                        44,543          82,271              65          40,084          97,162
                                     --------------------------------------------   -----------------------------
End of period                              49,863          83,409              30          27,890          78,102
                                     ============================================   =============================

                                                      Scudder Variable Series II
                                     ------------------------------------------------------------
                                        Scudder                       Scudder          Scudder
                                      Contrarian    Scudder Fixed     Global         Government
                                        Value          Income        Blue Chip       Securities
                                      Subaccount     Subaccount      Subaccount      Subaccount
                                     ------------------------------------------------------------
OPERATIONS
Net investment income (loss)                  172           1,427            (177)          3,491
Net realized gain (loss) on sale
 of investments                            (5,313)            470          (1,694)          2,549
Change in unrealized appreciation
 (depreciation) of investments            (18,105)          3,597          (2,234)          6,173
                                     ------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (23,246)          5,494          (4,305)         12,213
                                     ------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        12,265          13,631           3,410          24,071
Net transfer (to) from affiliate
 and subaccounts                            8,089          21,053           1,899          60,831
Payments for redemptions                  (11,925)         (5,577)           (942)        (20,032)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (245)           (196)            (63)           (339)
Annuity payout reserve adjustment             (16)             (5)             --             (30)
                                     ------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            8,168          28,906           4,304          64,501
                                     ------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                  (15,078)         34,400              (1)         76,714
CONTRACT OWNERS' EQUITY
Beginning of period                       128,675          65,082          22,866         160,649
                                     ------------------------------------------------------------
End of period                             113,597          99,482          22,865         237,363
                                     ============================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                                             Scudder Variable Series II
                                     ----------------------------------------------------------------------------
                                                                       Scudder                       Scudder New
                                        Scudder     Scudder High    International   Scudder Money      Europe
                                        Growth         Income       Select Equity       Market       Subaccount
                                      Subaccount     Subaccount       Subaccount      Subaccount         (a)
                                     ----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)               (3,017)         15,525            (576)            668             (40)
Net realized gain (loss) on sale
 of investments                           (85,980)        (27,655)        (22,137)             --          (6,124)
Change in unrealized appreciation
 (depreciation) of investments              1,769          10,241          12,519              --           1,325
                                     ----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (87,228)         (1,889)        (10,194)            668          (4,839)
                                     ----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        12,590          11,455           4,417         134,454           3,746
Net transfer (to) from affiliate
 and subaccounts                          (17,224)          1,659          16,239         (64,194)        (14,015)
Payments for redemptions                  (30,881)        (20,860)         (8,495)       (171,434)           (573)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (283)           (246)            (97)           (694)            (41)
Annuity payout reserve adjustment             (85)             20               9              (2)             --
                                     ----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                          (35,883)         (7,972)         12,073        (101,870)        (10,883)
                                     ----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                 (123,111)         (9,861)          1,879        (101,202)        (15,722)
CONTRACT OWNERS' EQUITY
Beginning of period                       301,954         189,533          73,168         407,513          15,722
                                     ----------------------------------------------------------------------------
End of period                             178,843         179,672          75,047         306,311              --
                                     ============================================================================

                                                     Scudder Variable Series II
                                     ------------------------------------------------------------
                                        Scudder        Scudder         Scudder
                                         Small        Strategic      Technology     Scudder Total
                                      Cap Growth        Income         Growth           Return
                                      Subaccount      Subaccount     Subaccount       Subaccount
                                     ------------------------------------------------------------
OPERATIONS
Net investment income (loss)               (1,615)            152          (2,227)          7,787
Net realized gain (loss) on sale
 of investments                           (54,429)            381         (28,246)        (67,376)
Change in unrealized appreciation
 (depreciation) of investments              1,841           1,226         (54,303)        (29,917)
                                     ------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (54,203)          1,759         (84,776)        (89,506)
                                     ------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        16,468           2,287          20,336          21,722
Net transfer (to) from affiliate
 and subaccounts                           (3,665)         10,038          (1,847)        (18,531)
Payments for redemptions                  (10,774)           (956)         (5,157)        (63,771)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (223)            (55)           (533)           (537)
Annuity payout reserve adjustment             (13)              1              12            (331)
                                     ------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            1,793          11,315          12,811         (61,448)
                                     ------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                  (52,410)         13,074         (71,965)       (150,954)
CONTRACT OWNERS' EQUITY
Beginning of period                       152,535          11,499         217,589         566,980
                                     ------------------------------------------------------------
End of period                             100,125          24,573         145,624         416,026
                                     ============================================================

(a)  For the period (cessation of operations):  January 1, 2002 - November 1,
2002

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                                             Scudder Variable Series II
                                     ----------------------------------------------------------------------------
                                       SVS Davis     SVS Dreman      SVS Dreman       SVS Dreman      SVS Eagle
                                        Venture       Financial      High Return      Small Cap     Focused Large
                                         Value        Services         Equity           Value         Cap Growth
                                      Subaccount     Subaccount      Subaccount       Subaccount      Subaccount
                                     ----------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)               (1,393)           (341)           (398)         (1,515)           (595)
Net realized gain (loss) on sale
 of investments                            (2,338)            580          (1,747)          3,050          (3,402)
Change in unrealized appreciation
 (depreciation) of investments            (17,214)         (6,584)        (71,516)        (28,127)        (11,050)
                                     ----------------------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (20,945)         (6,345)        (73,661)        (26,592)        (15,047)
                                     ----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                        31,773           9,510          76,138          27,923          11,203
Net transfer (to) from affiliate
 and subaccounts                           18,412           4,625          47,150          42,493           7,710
Payments for redemptions                   (3,070)         (2,684)        (12,194)         (8,253)         (1,073)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                              (327)           (164)           (930)           (355)           (125)
Annuity payout reserve adjustment               2              --               1             (44)             --
                                     ----------------------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                           46,790          11,287         110,165          61,764          17,715
                                     ----------------------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                   25,845           4,942          36,504          35,172           2,668
CONTRACT OWNERS' EQUITY
Beginning of period                        87,458          51,630         280,449         113,881          37,898
                                     ----------------------------------------------------------------------------
End of period                             113,303          56,572         316,953         149,053          40,566
                                     ============================================================================

                                                      Scudder Variable Series II
                                     ------------------------------------------------------------
                                       SVS Focus                    SVS INVESCO       SVS Janus
                                         Value                         Dynamic         Growth
                                       + Growth     SVS Index 500      Growth         and Income
                                      Subaccount      Subaccount     Subaccount      Subaccount
                                     ------------------------------------------------------------
OPERATIONS
Net investment income (loss)                 (375)         (1,362)           (274)           (884)
Net realized gain (loss) on sale
 of investments                            (7,198)        (11,328)         (1,184)         (5,257)
Change in unrealized appreciation
 (depreciation) of investments             (7,620)        (30,105)         (6,540)        (21,939)
                                     ------------------------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations             (15,193)        (42,795)         (7,998)        (28,080)
                                     ------------------------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         5,423          44,667           6,389          26,252
Net transfer (to) from affiliate
 and subaccounts                            1,430           3,595             668           5,302
Payments for redemptions                   (4,206)         (3,950)           (410)         (3,705)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (89)           (442)            (58)           (327)
Annuity payout reserve adjustment              19               1              --              (2)
                                     ------------------------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            2,577          43,871           6,589          27,520
                                     ------------------------------------------------------------
Total increase (decrease) in
 contract owners' equity                  (12,616)          1,076          (1,409)           (560)
CONTRACT OWNERS' EQUITY
Beginning of period                        51,810         145,352          19,666         105,768
                                     ------------------------------------------------------------
End of period                              39,194         146,428          18,257         105,208
                                     ============================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2002
(in thousands)

                                              Scudder Variable Series II
                                     --------------------------------------------
                                       SVS Janus        SVS Oak      SVS Turner
                                        Growth         Strategic       Mid Cap
                                     Opportunities      Equity         Growth
                                      Subaccount      Subaccount     Subaccount
                                     --------------------------------------------
OPERATIONS
Net investment income (loss)                (1,200)          (488)           (677)
Net realized gain (loss) on sale
 of investments                             (6,881)        (3,441)         (2,235)
Change in unrealized appreciation
 (depreciation) of investments             (25,884)       (15,438)        (17,485)
                                     --------------------------------------------
   Net increase (decrease) in
    contract owners' equity
    resulting from operations              (33,965)       (19,367)        (20,397)
                                     --------------------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS
Proceeds from sales                         14,687         11,879          15,286
Net transfer (to) from affiliate
 and subaccounts                             4,545          4,500          11,982
Payments for redemptions                    (3,314)          (946)           (959)
Guaranteed retirement income
 benefit fees, maintenance fees,
 and other fees                               (249)          (100)           (145)
Annuity payout reserve adjustment               --             --              --
                                     --------------------------------------------
   Net increase (decrease) from
    contract owners' equity
    transactions                            15,669         15,333          26,164
                                     --------------------------------------------
Total increase (decrease) in
 contract owners' equity                   (18,296)        (4,034)          5,767
CONTRACT OWNERS' EQUITY
Beginning of period                         94,012         35,442          40,665
                                     --------------------------------------------
End of period                               75,716         31,408          46,432
                                     ============================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Notes to Financial Statements

(1) Organization

KILICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly owned subsidiary of Zurich Group Holding ("ZGH") and an indirect wholly-owned subsidiary of Zurich Financial Services ("ZFS"), both of which are Swiss holding companies.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from KILICO's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business KILICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as "Contracts") for Kemper Advantage III periodic and flexible payment variable annuity contracts ("Kemper Advantage III"), Scudder Passport individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Passport"), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Destinations"), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts ("Farmers Variable Annuity I"), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred"), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred Plus"), Scudder ZS4 individual and group variable and market value adjusted deferred annuity contracts ("Scudder ZS4") and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts ("Zurich Archway"). The Separate Account is divided into a total of eighty-seven subaccounts with various subaccount options available to contract owners depending upon their respective Contracts.

The Kemper Advantage III contracts have fifty-nine subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the ING VP Emerging Markets Fund, Inc., the ING VP Natural Resources Trust, the INVESCO Variable Investment Funds, Inc., the J.P. Morgan Series Trust II, the Janus Aspen Series, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Scudder Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Scudder Variable Series II, an open-end, diversified management investment company.

The Scudder Destinations contracts have thirty-nine subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Zurich Preferred contracts have fifty-three subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the INVESCO Variable Investment Funds, Inc., the J.P. Morgan Series Trust II, the Janus Aspen Series, the

Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Zurich Preferred Plus contracts have fifty-three subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the INVESCO Variable Investment Funds, Inc., the J.P. Morgan Series Trust II, the Janus Aspen Series, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Scudder ZS4 contracts have forty-one subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Zurich Archway contracts have fifty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the INVESCO Variable Investment Funds, Inc., the J.P. Morgan Series Trust II, the Janus Aspen Series, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

See respective contract Prospectus of each product for further description and benefits.

(2) Significant Accounting Policies

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. Such investments are made at the reported net asset value of the respective portfolios.

Security transactions

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gain distributions, is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis.

Accumulation unit valuation

On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account affect liabilities under the contracts and are, therefore, not taxed. Thus, the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners' interest to or from another eligible subaccount or to the general account of KILICO.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Annuity Payouts

Net assets allocated to contracts in the annuity payout (period) are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 2.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 2.5 percent to 7.75 percent, as regulated by the laws of respective states. The mortality risk is fully borne by KILICO and may result in additional amounts being transferred into the variable annuity account by KILICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

(3) Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003, are as follows (in thousands):

                                                         Purchases       Sales
--------------------------------------------------------------------------------
The Alger American Fund:
Alger American Balanced Subaccount...................  $      11,427  $    6,080
Alger American Growth Subaccount.....................          6,217       3,023
Alger American Leveraged AllCap Subaccount...........          9,254       4,992
Alger American MidCap Growth Subaccount..............         12,611       1,724
Alger American Small Capitalization Subaccount.......          4,898       3,077

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount.......         11,254       3,771
American Century VP Value Subaccount.................          5,651       3,750

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount......         12,791       9,215
Credit Suisse Trust Global Post-Venture Capital
 Subaccount..........................................          3,546       2,462

Dreyfus Investment Portfolios:
Dreyfus IP MidCap Stock Subaccount...................         22,641      11,071

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Subaccount.......          1,709       2,067

Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock Subaccount...........            254           4

Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager Subaccount................          4,235       1,109
Fidelity VIP Contrafund Subaccount...................          9,494       6,525
Fidelity VIP Equity Income Subaccount................         13,697       5,746
Fidelity VIP Growth Subaccount.......................          5,841      10,424
Fidelity VIP Index 500 Subaccount....................         11,298      16,977

                                                         Purchases       Sales
--------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount......  $       2,786  $      169
Franklin Small Cap Value Securities Subaccount.......            352          11
Franklin Strategic Income Securities Subaccount......          2,093         600
Franklin U.S. Government Subaccount..................         12,058         504
Franklin Zero Coupon 2010 Subaccount.................         13,660       2,980
Mutual Discovery Securities Subaccount...............          1,442         129
Mutual Shares Securities Subaccount..................            860          31
Templeton Developing Markets Securities Subaccount...          4,938       3,973

ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Subaccount...................          2,393       2,615

ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount............          1,225       1,381

INVESCO Variable Investment Funds, Inc.:
INVESCO VIF-Financials Services Subaccount...........            599         134
INVESCO VIF-Health Sciences Subaccount...............          1,011          42
INVESCO VIF-Real Estate Opportunity Subaccount.......          1,428         251
INVESCO VIF-Utilities Subaccount.....................          7,425       5,082

J.P. Morgan Series Trust II:
JPMorgan International Opportunities Subaccount......         16,741         901
JPMorgan MidCap Value Subaccount.....................          1,283          66
JPMorgan Small Company Subaccount....................          3,072       4,047

Janus Aspen Series:
Janus Aspen Balanced Subaccount......................          9,877      27,602
Janus Aspen Capital Appreciation Subaccount..........            137         197
Janus Aspen Growth Subaccount........................          9,243      53,683
Janus Aspen Growth and Income Subaccount.............            140      41,199
Janus Aspen Mid Cap Growth Subaccount................          2,498      14,092
Janus Aspen Worldwide Growth Subaccount..............         12,995      37,626
Janus Aspen Mid Cap Value (Perkins) Subaccount.......            582         250
Janus Aspen Small Cap Value (Bay Isle) Subaccount....            917          95

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount.............            374          94
Oppenheimer Capital Appreciation Subaccount..........          1,555         104
Oppenheimer Global Securities Subaccount.............          7,476         923
Oppenheimer High Income Subaccount...................          1,418         678
Oppenheimer Main Street Subaccount...................          2,782       1,465
Oppenheimer Main Street Small Cap Subaccount.........          3,102         170
Oppenheimer Strategic Bond Subaccount................          1,373          70

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount........................             56          46
PIMCO Low Duration Subaccount........................             28          45

Scudder Variable Series I:
Scudder 21/st/ Century Growth Subaccount.............          8,644       7,980
Scudder Bond Subaccount..............................          7,424      16,226
Scudder Capital Growth Subaccount....................          7,119       3,982

                                                         Purchases       Sales
--------------------------------------------------------------------------------
Scudder Variable Series I (continued):
Scudder Global Discovery Subaccount..................  $       9,675  $    7,099
Scudder Growth and Income Subaccount.................          5,278       4,986
Scudder Health Sciences Subaccount...................         11,143       4,219
Scudder International Subaccount.....................         66,697      78,115
Scudder Money Market Subaccount......................            109           6

Scudder Variable Series II:
Scudder Aggressive Growth Subaccount.................         13,367      14,787
Scudder Blue Chip Subaccount.........................         45,797      18,136
Scudder Contrarian Value Subaccount..................         19,212      17,349
Scudder Fixed Income Subaccount......................         25,524      27,726
Scudder Global Blue Chip Subaccount..................          4,133       2,720
Scudder Government Securities Subaccount.............         38,395     106,208
Scudder Growth Subaccount............................         44,824      34,905
Scudder High Income Subaccount.......................        111,830      84,879
Scudder International Select Equity Subaccount.......         25,432      24,300
Scudder Money Market Subaccount......................        253,531     377,863
Scudder Small Cap Growth Subaccount..................         36,540      28,547
Scudder Strategic Income Subaccount..................         29,029      26,988
Scudder Technology Growth Subaccount.................         27,406      67,756
Scudder Total Return Subaccount......................         27,958      60,188
SVS Davis Venture Value Subaccount...................         21,904       8,017
SVS Dreman Financial Services Subaccount.............          8,326       7,148
SVS Dreman High Return Equity Subaccount.............         46,693      23,843
SVS Dreman Small Cap Value Subaccount................         52,658      36,898
SVS Eagle Focused Large Cap Growth Subaccount........         10,654       3,509
SVS Focus Value + Growth Subaccount..................          8,185       6,149
SVS Index 500 Subaccount.............................         50,341      34,712
SVS INVESCO Dynamic Growth Subaccount................          3,791       2,244
SVS Janus Growth and Income Subaccount...............         10,849      13,533
SVS Janus Growth Opportunities Subaccount............          6,055      11,106
SVS MFS Strategic Value Subaccount...................             26          --
SVS Oak Strategic Equity Subaccount..................         17,492       5,310
SVS Turner Mid Cap Growth Subaccount.................         18,321       3,777

Scudder Investments VIT Funds:
Scudder Real Estate Securities Subaccount............             15          --

(4) Expenses and Related Party Transactions

KILICO assumes mortality risks associated with the annuity contracts as benefits paid to the contract owner or beneficiary may exceed contract value. KILICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, KILICO assesses that portion of each subaccount representing assets under the following contracts with a daily asset charge for mortality and expense risk and administrative costs:

          Kemper Advantage III flexible payment contracts an aggregate of one percent (1.00%) per annum.
          Kemper Advantage III periodic payment contracts an aggregate of one and three-tenths percent (1.30%) per annum.
          Scudder Passport contracts an aggregate of one and one-quarter percent (1.25%) per annum.
          Scudder Destinations contracts an aggregate of one and four-tenths percent (1.40%) per annum.
          Farmers Variable Annuity I contracts an aggregate of one and four-tenths percent (1.40%) per annum.
          Zurich Preferred contracts an aggregate of one and one-quarter percent (1.25%) per annum.
          Zurich Preferred Plus contracts an aggregate of one and one-half percent (1.50%) per annum.
          Scudder ZS4 contracts an aggregate of one and seven-tenths percent (1.70%) per annum.
          Zurich Archway contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

The Scudder Passport and Scudder Destinations contracts offer a dollar cost averaging (DCA) program through the Money Market Subaccount and have no daily asset charge deduction.

KILICO also assesses each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $36 per year and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract charges. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Scudder ZS4 and Zurich Archway contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. KILICO assesses each Zurich Preferred and Zurich Preferred Plus contract participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000 and $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Kemper Advantage III, Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Zurich Preferred, Zurich Preferred Plus, Scudder ZS4 and Zurich Archway contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

KILICO assesses an annual charge for the Guaranteed Retirement Income Benefit ("GRIB") option, related to the Scudder Destinations and Farmers Variable Annuity I contracts. GRIB guarantees the minimum benefit value that will be applied to purchase an annuity option. The annual charge of .25% of contract value will be deducted pro rata from each invested subaccount quarterly.

Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.

Investors Brokerage Services, Inc., formerly a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account. During September, 2003, this subsidiary was acquired by Banc One Insurance Holdings, Inc.

(5) Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2003 and 2002, were as follows (in thousands):

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
The Alger American Fund:
Alger American Balanced Subaccount
2003                                                                3,480            2,994            486
2002                                                                8,101            6,141          1,960
Alger American Growth Subaccount
2003                                                                  260              169             91
2002                                                                  252              230             22
Alger American Leveraged AllCap Subaccount
2003                                                                3,533            2,750            783
2002                                                                5,885            5,717            168
Alger American MidCap Growth Subaccount
2003                                                                  616              174            442
2002                                                                  355              145            210
Alger American Small Capitalization Subaccount
2003                                                                  277              185             92
2002                                                                1,207            1,152             55
American Century VP Income & Growth Subaccount
2003                                                                2,437            1,126          1,311
2002                                                                3,313            1,248          2,065
American Century VP Value Subaccount
2003                                                                1,340            1,076            264
2002                                                                3,896            3,325            571

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount
2003                                                                2,183            1,800            383
2002                                                                3,173            2,529            644
Credit Suisse Trust Global Post-Venture Capital Subaccount
2003                                                                  992              838            154
2002                                                                1,494            1,090            404

Dreyfus Investment Portfolios:
Dreyfus IP MidCap Stock Subaccount
2003                                                                4,629            3,546          1,083
2002                                                                9,897            7,000          2,897

The Dreyfus Socially Responsible Growth Fund, Inc:
The Dreyfus Socially Responsible Growth Subaccount
2003                                                                  469              502            (33)
2002                                                                1,052              941            111

Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock Subaccount
2003                                                                   21                1             20
2002                                                                  N/A              N/A            N/A

Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager Subaccount
2003                                                                  221               89            132
2002                                                                  102              133            (31)
Fidelity VIP Contrafund Subaccount
2003                                                                  743              607            136
2002                                                                  885              959            (74)
Fidelity VIP Equity Income Subaccount
2003                                                                  762              458            304
2002                                                                  930              744            186
Fidelity VIP Growth Subaccount
2003                                                                  408              511           (103)
2002                                                                  630              673            (43)
Fidelity VIP Index 500 Subaccount
2003                                                                  213              274            (61)
2002                                                                  345              492           (147)

Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount
2003                                                                  245               16            229
2002                                                                  N/A              N/A            N/A
Franklin Small Cap Value Securities Subaccount
2003                                                                   30                2             28
2002                                                                  N/A              N/A            N/A
Franklin Strategic Income Securities Subaccount
2003                                                                  218               74            144
2002                                                                  N/A              N/A            N/A

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
Franklin Templeton Variable Insurance Products Trust
(continued):
Franklin U.S. Government Subaccount
2003                                                                1,288              125          1,163
2002                                                                  N/A              N/A            N/A
Franklin Zero Coupon 2010 Subaccount
2003                                                                1,468              412          1,056
2002                                                                  N/A              N/A            N/A
Mutual Discovery Securities Subaccount
2003                                                                  131               14            117
2002                                                                  N/A              N/A            N/A
Mutual Shares Securities Subaccount
2003                                                                   82                6             76
2002                                                                  N/A              N/A            N/A
Templeton Developing Markets Securities Subaccount
2003                                                                  428              349             79
2002                                                                    1                1             --

ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Subaccount
2003                                                                  374              408            (34)
2002                                                                  611              517             94

ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount
2003                                                                  109              123            (14)
2002                                                                  119              134            (15)

INVESCO Variable Investment Funds, Inc.:
INVESCO VIF-Financial Services Subaccount
2003                                                                   55               13             42
2002                                                                  N/A              N/A            N/A
INVESCO VIF-Health Sciences Subaccount
2003                                                                   96                7             89
2002                                                                  N/A              N/A            N/A
INVESCO VIF-Real Estate Opportunity Subaccount
2003                                                                  130               32             98
2002                                                                  N/A              N/A            N/A
INVESCO VIF-Utilities Subaccount
2003                                                                1,954            1,580            374
2002                                                                3,431            2,797            634

J.P. Morgan Series Trust II:
JPMorgan International Opportunities Subaccount
2003                                                                1,579              159          1,420
2002                                                                  N/A              N/A            N/A
JPMorgan MidCap Value Subaccount
2003                                                                  116                9            107
2002                                                                  N/A              N/A            N/A
JPMorgan Small Company Subaccount
2003                                                                  365              446            (81)
2002                                                                1,358            1,361             (3)

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
Janus Aspen Series:
Janus Aspen Balanced Subaccount
2003                                                                  946            1,660           (714)
2002                                                                1,558            1,828           (270)
Janus Aspen Capital Appreciation Subaccount
2003                                                                  104              110             (6)
2002                                                                  389              438            (49)
Janus Aspen Growth Subaccount
2003                                                                1,710            7,361         (5,651)
2002                                                                3,899            6,593         (2,694)
Janus Aspen Growth and Income Subaccount
2003                                                                  250            3,970         (3,720)
2002                                                                1,719            2,983         (1,264)
Janus Aspen Mid Cap Growth Subaccount
2003                                                                  547            1,137           (590)
2002                                                                1,452            1,536            (84)
Janus Aspen Worldwide Growth Subaccount
2003                                                                1,327            2,328         (1,001)
2002                                                                2,958            3,921           (963)
Janus Aspen Mid Cap Value (Perkins) Subaccount
2003                                                                   51               22             29
2002                                                                  N/A              N/A            N/A
Janus Aspen Small Cap Value (Bay Isle) Subaccount
2003                                                                   79               11             68
2002                                                                  N/A              N/A            N/A

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount
2003                                                                   34               10             24
2002                                                                  N/A              N/A            N/A
Oppenheimer Capital Appreciation Subaccount
2003                                                                  143               16            127
2002                                                                  N/A              N/A            N/A
Oppenheimer Global Securities Subaccount
2003                                                                  618              101            517
2002                                                                  N/A              N/A            N/A
Oppenheimer High Income Subaccount
2003                                                                  140               69             71
2002                                                                  N/A              N/A            N/A
Oppenheimer Main Street Subaccount
2003                                                                  250              131            119
2002                                                                  N/A              N/A            N/A
Oppenheimer Main Street Small Cap Subaccount
2003                                                                  273               32            241
2002                                                                  N/A              N/A            N/A
Oppenheimer Strategic Bond Subaccount
2003                                                                  138               11            127
2002                                                                  N/A              N/A            N/A

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount
2003                                                                   18               18             --
2002                                                                   85              102            (17)
PIMCO Low Duration Subaccount
2003                                                                   12               13             (1)
2002                                                                   43               48             (5)

Scudder Variable Series I:
Scudder 21/st/ Century Growth Subaccount
2003                                                                3,776            3,526            250
2002                                                                6,334            4,741          1,593
Scudder Bond Subaccount
2003                                                                1,233            2,394         (1,161)
2002                                                                2,094            1,714            380
Scudder Capital Growth Subaccount
2003                                                                1,812            1,409            403
2002                                                                3,382            2,693            689
Scudder Global Discovery Subaccount
2003                                                                2,329            2,053            276
2002                                                                4,749            4,168            581
Scudder Growth and Income Subaccount
2003                                                                1,663            1,630             33
2002                                                                4,972            4,320            652
Scudder Health Sciences Subaccount
2003                                                                3,005            2,178            827
2002                                                                6,424            4,414          2,010
Scudder International Subaccount
2003                                                               13,719           14,837         (1,118)
2002                                                              140,500          138,139          2,361
Scudder Money Market Subaccount
2003                                                                   30               21              9
2002                                                                    4                7             (3)

Scudder Variable Series II:
Scudder Aggressive Growth Subaccount
2003                                                                2,528            2,683           (155)
2002                                                                3,397            3,326             71
Scudder Blue Chip Subaccount
2003                                                               10,002            7,921          2,081
2002                                                                8,421            9,032           (611)
Scudder Contrarian Value Subaccount
2003                                                                7,157           10,504         (3,347)
2002                                                               13,582           17,038         (3,456)
Scudder Fixed Income Subaccount
2003                                                                9,676           10,497           (821)
2002                                                               14,398           12,146          2,252
Scudder Global Blue Chip Subaccount
2003                                                                1,156              983            173
2002                                                                2,641            2,176            465

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
Scudder Variable Series II (continued):
Scudder Government Securities Subaccount
2003                                                               13,489           26,194        (12,705)
2002                                                               38,240           29,363          8,877
Scudder Growth Subaccount
2003                                                               12,424           13,391           (967)
2002                                                                8,300           19,296        (10,996)
Scudder High Income Subaccount
2003                                                               27,103           27,420           (317)
2002                                                               27,915           32,435         (4,520)
Scudder International Select Equity Subaccount
2003                                                               13,066           16,291         (3,225)
2002                                                               15,466           18,269         (2,803)
Scudder Money Market Subaccount
2003                                                              104,819          124,973        (20,154)
2002                                                            1,059,200        1,133,637        (74,437)
Scudder New Europe Subaccount
2003                                                                  N/A              N/A            N/A
2002                                                                3,192            5,583         (2,391)
Scudder Small Cap Growth Subaccount
2003                                                               15,834           16,275           (441)
2002                                                               49,142           53,749         (4,607)
Scudder Strategic Income Subaccount
2003                                                                4,883            4,809             74
2002                                                                3,920            3,094            826
Scudder Technology Growth Subaccount
2003                                                               16,912           19,159         (2,247)
2002                                                               15,587           13,042          2,545
Scudder Total Return Subaccount
2003                                                                7,648           17,012         (9,364)
2002                                                               10,317           26,363        (16,046)
SVS Davis Venture Value Subaccount
2003                                                                6,286            4,610          1,676
2002                                                               16,239           11,039          5,200
SVS Dreman Financial Services Subaccount
2003                                                                2,082            2,000             82
2002                                                                4,811            3,805          1,006
SVS Dreman High Return Equity Subaccount
2003                                                               12,371           10,537          1,834
2002                                                               30,845           21,435          9,410
SVS Dreman Small Cap Value Subaccount
2003                                                               15,080           19,233         (4,153)
2002                                                               39,866           29,945          9,921
SVS Eagle Focused Large Cap Growth Subaccount
2003                                                                2,834            1,780          1,054
2002                                                                5,982            3,933          2,049
SVS Focus Value + Growth Subaccount
2003                                                                2,966            4,452         (1,486)
2002                                                                5,198            7,614         (2,416)
SVS Index 500 Subaccount
2003                                                               14,167           11,816          2,351
2002                                                               26,664           21,122          5,542

                                                                                             Net Increase
                                                             Units Issued   Units Redeemed    (Decrease)
                                                             ------------   --------------   ------------
Scudder Variable Series II (continued):
SVS INVESCO Dynamic Growth Subaccount
2003                                                                1,367            1,131            236
2002                                                                3,274            2,456            818
SVS Janus Growth and Income Subaccount
2003                                                                6,404            6,614           (210)
2002                                                               15,764           12,010          3,754
SVS Janus Growth Opportunities Subaccount
2003                                                                5,111            5,955           (844)
2002                                                               12,792           10,114          2,678
SVS MFS Strategic Value Subaccount
2003                                                                    2               --              2
2002                                                                  N/A              N/A            N/A
SVS Oak Strategic Equity Subaccount
2003                                                                5,391            3,217          2,174
2002                                                                8,384            6,072          2,312
SVS Turner Mid Cap Growth Subaccount
2003                                                                4,798            2,794          2,004
2002                                                                8,766            5,468          3,298
Scudder Investments VIT Funds:
Scudder Real Estate Securities Subaccount
2003                                                                    1               --              1
2002                                                                  N/A              N/A            N/A

(6) Unit Values and Financial Highlights

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the three years in the period ended December 31, 2003, follows.

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
The Alger American Fund:
Alger American Balanced Subaccount:
2003                                           10,651  $ 10.397  $ 11.306  $  110,755        2.05%   1.40%    2.05%  16.35%   17.39%
2002                                           10,165     8.857     9.684      90,036        1.78%   1.40%    2.05%  -5.43%   -0.08%
2001                                            8,205    10.240    10.240      84,021        1.99%   1.40%    1.40%  -3.29%   -3.29%
Alger American Growth Subaccount:
2003                                              536  $ 11.427  $ 46.250  $   23,931         N/A    1.00%    2.25%  32.12%   33.82%
2002                                              445     8.649    34.560      15,059        0.04%   1.00%    3.00% -33.66%   -7.97%
2001                                              423    40.912    52.093      21,732       14.04%   1.00%    3.00% -12.95%   13.13%
Alger American Leveraged AllCap Subaccount:
2003                                           10,008     7.017    11.567      70,229         N/A    1.40%    2.05%  31.54%   32.87%
2002                                            9,225     5.281     8.763      48,717        0.01%   1.40%    2.05% -34.82%   -4.68%
2001                                            9,057     8.103     8.103      73,387        3.24%   1.40%    1.40% -17.09%  -17.09%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
The Alger American Fund (continued):
Alger American MidCap Growth Subaccount
2003                                              825    13.120    28.931      23,629         N/A    1.00%    2.25%  44.51%   46.33%
2002                                              383     9.079    19.771       7,526         N/A    1.00%    3.00% -30.24%   -1.39%
2001                                              173    28.092    28.342       4,678       33.96%   1.00%    3.00%  -8.01%   -4.13%
Alger American Small Capitalization
Subaccount
2003                                              266    13.156    32.441       6,880         N/A    1.00%    2.25%  39.15%   40.94%
2002                                              174     9.454    23.018       3,316         N/A    1.00%    3.00% -26.96%    2.53%
2001                                              119    16.250    31.513       3,635        0.05%   1.00%    3.00% -30.78%  -13.54%
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
Subaccount
2003                                            4,229     6.329    12.086      27,249        1.04%   1.00%    2.25%  26.51%   28.07%
2002                                            2,918     4.947     9.514      14,727        0.53%   1.00%    3.00% -20.99%    1.88%
2001                                              853     6.323     6.395       5,410        0.83%   1.00%    3.00%  -9.82%   -8.37%
American Century VP Value Subaccount
2003                                            3,906     7.922    12.205      32,626        0.97%   1.00%    2.25%  26.12%   27.68%
2002                                            3,642     6.224     9.636      23,981        6.91%   1.00%    3.00% -14.55%    1.63%
2001                                            3,071     7.350     7.723      23,380        0.53%   1.00%    3.00%   7.38%   11.70%
Credit Suisse Trust:
Credit Suisse Trust Emerging Markets
Subaccount
2003                                            2,964    10.065    12.167      31,302         N/A    1.00%    2.25%  39.74%   41.46%
2002                                            2,581     7.203     8.660      19,348        0.23%   1.00%    3.00% -13.34%   -4.47%
2001                                            1,937     8.326     8.611      16,663         N/A    1.00%    3.00% -11.37%  -10.51%
Credit Suisse Trust Global Post-Venture
Capital Subaccount
2003                                            2,144     8.338    12.050      17,881         N/A    1.40%    2.05%  44.70%   45.62%
2002                                            1,990     5.725     8.299      11,395         N/A    1.40%    2.05% -35.07%   -8.69%
2001                                            1,586     8.818     8.818      13,982         N/A    1.40%    1.40% -29.62%  -29.62%
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock Subaccount
2003                                           11,521    11.170    12.639     144,649        0.28%   1.00%    2.25%  14.94%   29.91%
2002                                           10,438     9.522     9.664     100,874        0.33%   1.40%    2.05% -13.70%    1.58%
2001                                            7,541    11.199    11.199      84,453        0.27%   1.40%    1.40%  -4.60%   -4.60%
The Dreyfus Socially Responsible Growth
Fund, Inc.:
Dreyfus Socially Responsible Growth
Subaccount
2003                                            1,698  $  6.585  $ 23.801  $   14,313        0.12%   1.00%    2.25%  23.23%   24.76%
2002                                            1,731     5.299    19.078      11,679        0.23%   1.00%    3.00% -29.93%  -29.65%
2001                                            1,620     7.563    27.119      15,699        0.07%   1.00%    3.00% -23.91%  -16.84%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Dreyfus Variable Investment Fund:
Dreyfus VIF  Small Company Stock
Subaccount (e)
2003                                               20    11.368    13.646         272         N/A    1.00%    2.25%  17.50%   40.84%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager Subaccount
2003                                              424    23.072    23.999       9,958        2.71%   1.00%    2.05%  15.61%   16.81%
2002                                              292    19.957    20.546       5,884        4.03%   1.00%    2.80% -10.56%   -9.63%
2001                                              323    22.326    22.736       7,226        5.70%   1.00%    2.80%  -5.40%   -5.05%
Fidelity VIP Contrafund Subaccount
2003                                            2,537    12.007    29.355      72,057        0.43%   1.00%    2.25%  25.62%   27.19%
2002                                            2,401     9.558    23.079      54,054        0.85%   1.00%    3.00% -10.25%    0.22%
2001                                            2,475    19.897    25.714      62,588        3.63%   1.00%    3.00% -13.68%   -5.32%
Fidelity VIP Equity Income Subaccount
2003                                            2,149    11.893    33.046      66,628        1.56%   1.00%    2.25%  27.42%   29.04%
2002                                            1,845     9.334    25.609      44,934        4.04%   1.00%    3.00% -17.77%    0.96%
2001                                            1,659    22.475    31.143      50,216        5.91%   1.00%    3.00%  -6.46%   -5.90%
Fidelity VIP Growth Subaccount
2003                                            1,497    11.962    46.493      65,681        0.27%   1.00%    2.25%  29.88%   31.53%
2002                                            1,600     9.210    35.347      53,797        0.25%   1.00%    3.00% -30.80%    0.59%
2001                                            1,643    33.204    51.078      81,527        6.97%   1.00%    3.00% -19.03%  -13.14%
Fidelity VIP Index 500 Subaccount
2003                                              879    11.875   134.882     115,587        1.34%   1.00%    2.25%  25.28%   27.14%
2002                                              940     9.460   106.090      97,664        1.24%   1.00%    3.00% -23.02%    1.56%
2001                                            1,087   127.922    137.84     146,877        1.10%   1.00%    3.00% -13.75%   -9.67%
Franklin Templeton Variable Insurance
Products Trust:
Franklin Rising Dividends Securities
Subaccount (f)
2003                                              229    12.104    12.183       2,783        0.40%   1.00%    2.25%  21.85%   23.05%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Franklin Small Cap Value Securities
Subaccount (f)
2003                                               28    13.141    13.227         376        0.00%   1.00%    2.25%  29.22%   30.49%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Franklin Strategic Income Securities
Subaccount (f)
2003                                              144    10.833    10.904       1,571        0.19%   1.00%    2.25%  17.46%   18.62%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Franklin U.S. Government Subaccount (f)
2003                                            1,163  $  9.938  $ 10.003  $   11,628        0.03%   1.00%    2.25%  -0.04%    0.95%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Franklin Templeton Variable Insurance
Products Trust (continued):
Franklin Zero Coupon 2010 Subaccount (f)
2003                                            1,056     9.919     9.984      10,535        0.03%   1.00%    2.25%   1.13%    2.13%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Mutual Discovery Securities Subaccount (f)
2003                                              117    12.327    12.408       1,447        0.07%   1.00%    2.25%  26.15%   27.40%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Mutual Shares Securities Subaccount (f)
2003                                               76    11.923    12.002         911        0.11%   1.00%    2.25%  22.40%   23.60%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Templeton Developing Markets Securities
Subaccount
2003                                               82    13.164    14.493       1,177        0.17%   1.00%    2.25%  49.66%   51.12%
2002                                                3     8.725     8.725          29         N/A    1.40%    1.40%  -1.53%   -1.53%
2001                                                3     8.860     8.860          30         N/A    1.40%    1.40% -12.68%  -12.68%
ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Fund Subaccount
2003                                              773     6.686     9.661       7,287         N/A    1.00%    2.05%  44.25%   45.75%
2002                                              807     4.635     6.628       5,236         N/A    1.00%    2.80% -11.15%  -10.23%
2001                                              713     7.247     7.384       5,432       21.69%   1.00%    2.80% -11.67%  -11.31%
ING VP Natural Resources Trust:
ING VP  Natural Resources Trust Subaccount
2003                                              228    15.889    16.576       3,684         N/A    1.00%    2.05%  27.91%   29.24%
2002                                              242    12.422    12.826       3,033        0.19%   1.00%    2.80%  -4.06%   -3.07%
2001                                              257    12.958    13.232       3,252         N/A    1.00%    2.80% -17.13%  -16.77%
INVESCO Variable Investment Funds, Inc.:
INVESCO VIF-Financial Services
Subaccount (g)
2003                                               42    12.154    12.234         511        0.39%   1.00%    2.25%  26.76%   28.00%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
INVESCO VIF-Health Sciences Subaccount (g)
2003                                               89    11.776    11.854       1,058         N/A    1.00%    2.25%  24.97%   26.21%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
INVESCO VIF-Real Estate Opportunity
Subaccount (g)
2003                                               98  $ 13.008  $ 13.093  $    1,288        1.40%   1.00%    2.25%  35.77%   37.11%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
INVESCO Variable Investment Funds, Inc.
(continued):
INVESCO VIF-Utilities Subaccount
2003                                            2,012     6.186    11.713      12,532        1.30%   1.00%    2.25%  14.88%   16.02%
2002                                            1,638     5.340     9.919       8,747        0.59%   1.40%    2.05% -21.42%    4.21%
2001                                            1,004     6.796     6.796       6,825        0.92%   1.40%    1.40% -32.30%  -32.30%

J.P. Morgan Series Trust II:
JPMorgan International Opportunities
Subaccount (h)
2003                                            1,420    13.188    13.275      18,835         N/A    1.00%    2.25%  29.53%   30.81%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
JPMorgan MidCap Value Subaccount (h)
2003                                              107    12.246    12.327       1,322         N/A    1.00%    2.25%  26.78%   28.03%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
JPMorgan Small Company Subaccount
2003                                              719    12.228    14.187       9,961         N/A    1.00%    2.25%  32.99%   34.63%
2002                                              800     9.176    10.538       8,265        0.24%   1.00%    3.00% -22.43%    0.82%
2001                                              803    12.972    13.584      10,764        0.03%   1.00%    3.00%  -9.54%   -3.47%

Janus Aspen Series:
Janus Aspen Balanced Subaccount
2003                                            4,946    10.961    29.019     139,284        2.20%   1.00%    2.25%  11.44%   12.92%
2002                                            5,660     9.836    25.699     141,809        2.44%   1.00%    3.00%  -7.37%    0.33%
2001                                            5,930    22.896    27.744     161,184        2.59%   1.00%    3.00%  -6.17%   -4.07%
Janus Aspen Capital Appreciation Subaccount
2003                                              187     8.362     8.362       1,562        0.48%   1.40%    1.40%  18.87%   18.87%
2002                                              193     7.035     7.035       1,356        0.59%   1.40%    1.40% -16.84%  -16.84%
2001                                              242     8.459     8.459       2,043        1.17%   1.40%    1.40% -23.67%  -23.67%
Janus Aspen Growth Subaccount
2003                                            3,904    11.815    22.305      84,379        0.07%   1.00%    2.25%  28.84%   30.43%
2002                                            9,555     7.687    17.102     110,021         N/A    1.00%    3.00% -27.24%  -16.12%
2001                                           12,249    10.607    23.504     189,564        0.25%   1.00%    3.00% -26.05%  -21.32%
Janus Aspen Growth and Income Subaccount (i)
2003                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2002                                            3,720    11.570    11.570      43,040        0.77%   1.40%    1.40% -22.62%  -22.62%
2001                                            4,984    14.953    14.953      74,529        1.32%   1.40%    1.40% -14.57%  -14.57%
Janus Aspen Mid Cap Growth Subaccount
2003                                            2,722    12.534    23.401      62,097         N/A    1.00%    2.25%  32.06%   33.77%
2002                                            3,312     9.491    17.494      56,666         N/A    1.00%    3.00% -28.65%    1.24%
2001                                            3,396    21.725    24.518      81,659         N/A    1.00%    3.00% -40.63%  -23.00%
Janus Aspen Worldwide Growth Subaccount
2003                                            4,891  $ 10.896  $ 28.553  $  136,089        1.06%   1.00%    2.25%  21.20%   22.76%
2002                                            5,892     8.991    23.259     134,031        0.86%   1.00%    3.00% -26.24%   -3.80%
2001                                            6,855    28.344    31.533     212,598        0.45%   1.00%    3.00% -23.77%  -16.33%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Janus Aspen Series (continued):
Janus Aspen Mid Cap Value (Perkins)
Subaccount (i)
2003                                               29    13.307    13.394         395        0.00%   1.00%    2.25%  33.14%   39.04%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Janus Aspen Small Cap Value (Bay Isle)
Subaccount (i)
2003                                               68    13.359    13.447         916         N/A    1.00%    2.25%  38.98%   40.35%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A

Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount (j)
2003                                               24    11.941    12.019         292         N/A    1.00%    2.25%  22.68%   23.89%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer Capital Appreciation
Subaccount (j)
2003                                              127    12.247    12.327       1,571         N/A    1.00%    2.25%  27.82%   29.08%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer Global Securities Subaccount (j)
2003                                              517    14.069    14.161       7,318         N/A    1.00%    2.25%  39.72%   41.10%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer High Income Subaccount (j)
2003                                               71    11.007    11.080         785         N/A    1.00%    2.25%  21.07%   22.27%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer Main Street Subaccount (j)
2003                                              119    12.032    12.111       1,435         N/A    1.00%    2.25%  23.66%   24.88%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer Main Street Small Cap
Subaccount (j)
2003                                              241    13.639    13.729       3,309         N/A    1.00%    2.25%  41.07%   42.46%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
Oppenheimer Strategic Bond Subaccount (j)
2003                                              127    10.754    10.825       1,370         N/A    1.00%    2.25%  14.58%   15.71%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount
2003                                               18  $ 11.943  $ 11.943  $      220        2.79%   1.40%    1.40%   0.86%    0.86%
2002                                               18    11.841    11.841         210        4.34%   1.40%    1.40%   6.68%    6.68%
2001                                               35    11.099    11.099         389        4.37%   1.40%    1.40%   6.77%    6.77%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
PIMCO Variable Insurance Trust (continued):
PIMCO Low Duration Subaccount
2003                                               18    12.110    12.110         214        1.80%   1.40%    1.40%   0.93%    0.93%
2002                                               19    11.998    11.998         231        3.94%   1.40%    1.40%   5.57%    5.57%
2001                                               24    11.366    11.366         278        6.16%   1.40%    1.40%   6.73%    6.73%

Scudder Variable Series I:
Scudder 21st Century Growth Subaccount
2003                                            6,040     4.644    11.836      28,050         N/A    1.40%    2.05%  27.77%   29.07%
2002                                            5,790     3.598     9.232      20,833         N/A    1.40%    2.05% -42.07%   -1.78%
2001                                            4,197     6.211     6.211      26,068         N/A    1.40%    1.40% -24.15%  -24.15%
Scudder Bond Subaccount
2003                                            1,053     7.647    12.210       8,499        5.99%   1.00%    2.25%   2.75%    4.02%
2002                                            2,214     7.424    11.785      17,198        6.35%   1.00%    3.00%   5.54%    6.17%
2001                                            1,834     7.034    11.100      13,450        3.25%   1.00%    3.00%   2.42%    5.47%
Scudder Capital Growth Subaccount
2003                                            5,444     8.914    18.155      49,512        0.40%   1.00%    2.25%  23.98%   25.63%
2002                                            5,041     7.124    14.451      36,569        0.35%   1.00%    3.00% -29.89%  -24.13%
2001                                            4,352    10.201    20.611      45,339        9.97%   1.00%    3.00% -20.72%  -14.48%
Scudder Global Discovery Subaccount
2003                                            7,393    13.257    13.753      98,017        0.09%   1.40%    2.05%  45.78%   47.03%
2002                                            7,117     9.017     9.402      64,171         N/A    1.40%    2.05% -17.62%   -6.11%
2001                                            6,536    11.412    11.412      74,591        1.60%   1.40%    1.40% -25.64%  -25.64%
Scudder Growth and Income Subaccount
2003                                            5,799     8.080    11.541      46,914        0.99%   1.40%    2.05%  24.01%   24.99%
2002                                            5,766     6.464     9.274      37,291        1.06%   1.40%    2.05% -24.19%   -0.70%
2001                                            5,114     8.527     8.693      43,629        2.74%   1.40%    1.40% -13.30%  -12.52%
Scudder Health Sciences Subaccount
2003                                            7,059    10.551    14.285      74,488         N/A    1.40%    2.05%  30.54%   31.86%
2002                                            6,232     8.002    10.906      49,863         N/A    1.40%    2.05% -24.16%    1.28%
2001                                            4,222    10.551    10.551      44,542         N/A    1.40%    1.40%   5.51%    5.51%
Scudder International Subaccount
2003                                           11,326     8.005    11.137      92,299        0.76%   1.00%    2.25%  24.94%   26.49%
2002                                           12,444     6.354     8.882      83,409        0.88%   1.00%    3.00% -19.49%  -17.17%
2001                                           10,083     7.892    10.723      82,158       16.43%   1.00%    3.00% -32.11%  -23.44%
Scudder Money Market Subaccount
2003                                               12    10.393    10.721         133        1.23%   1.40%    1.40%  -0.58%    0.82%
2002                                                3    10.308    10.783          30         N/A    1.40%    1.40%   0.09%    1.49%
2001                                                6    10.773    10.773          65        4.26%   1.40%    1.40%   2.41%    2.41%
Scudder Aggressive Growth Subaccount
2003                                            3,915  $  9.066  $ 12.906  $   35,503         N/A    1.40%    2.05%  30.75%   32.29%
2002                                            4,070     6.853     9.837      27,890        0.45%   1.40%    2.05% -27.08%   -1.85%
2001                                            3,999    10.022    10.022      40,084        0.85%   1.40%    1.40% -22.84%  -22.84%
Scudder Blue Chip Subaccount
2003                                           18,296     1.126    11.690     137,127        0.70%   1.25%    2.05%  24.22%   25.68%
2002                                           16,215     0.896     9.379      78,102        0.40%   1.25%    2.05% -23.08%   -3.11%
2001                                           16,826     1.164     9.680      97,162        0.36%   1.25%    1.40% -16.97%  -16.86%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Scudder Variable Series II:
Scudder Contrarian Value Subaccount
2003                                           32,630     1.946    11.965     149,054        1.80%   1.00%    2.05%  29.54%   31.28%
2002                                           35,977     1.484     9.162     113,597        1.57%   1.00%    2.80% -16.69%  -16.05%
2001                                           39,433     1.799    10.913     128,715        1.50%   1.00%    2.80%   0.46%    0.85%
Scudder Fixed Income Subaccount
2003                                           16,883     1.233    12.556      98,747        3.70%   1.00%    2.25%   2.65%    4.09%
2002                                           17,704     1.188    12.110      99,482        3.12%   1.00%    3.00%   5.63%    6.52%
2001                                           15,452     1.135    11.369      64,981        3.41%   1.00%    3.00%   2.24%    4.66%
Scudder Global Blue Chip Subaccount
2003                                            2,918    10.609    11.817      30,965        0.34%   1.40%    2.05%  26.38%   27.35%
2002                                            2,745     8.331     9.319      22,865        0.65%   1.40%    2.05% -10.43%   -7.08%
2001                                            2,280    10.029    10.029      22,866        2.07%   1.40%    1.40%   1.40%    1.40%
Scudder Government Securities Subaccount
2003                                           37,820     1.287    12.784     163,000        5.36%   1.00%    2.25%  -0.22%    1.24%
2002                                           50,525     1.275    12.676     237,363        3.09%   1.00%    3.00%   5.67%    6.56%
2001                                           41,648     1.218    11.896     160,645        3.48%   1.00%    3.00%   3.52%    6.64%
Scudder Growth Subaccount
2003                                           53,620     1.675    11.517     239,685        0.12%   1.00%    2.25%  21.70%   23.48%
2002                                           54,587     1.360     9.431     178,843         N/A    1.00%    3.00% -30.28%    0.73%
2001                                           65,583     1.951     8.272     302,393        8.78%   1.00%    3.00% -23.67%  -14.32%
Scudder High Income Subaccount
2003                                           40,437     0.957    12.499     235,030        8.06%   1.00%    2.25%  21.65%   23.39%
2002                                           40,754     0.778    10.239     179,672        9.68%   1.00%    3.00%  -2.50%    5.29%
2001                                           45,274     0.805     9.271     189,316       11.65%   1.00%    3.00%  -2.72%    1.61%
Scudder International Select Equity
Subaccount
2003                                           33,625     1.667    11.710      96,753        1.12%   1.00%    2.05%  26.83%   28.54%
2002                                           36,850     1.299     9.202      75,047        0.42%   1.00%    2.80% -15.22%   -1.69%
2001                                           39,653     1.547     7.918      72,774       16.11%   1.00%    2.80% -25.53%  -25.18%
Scudder Money Market Subaccount
2003                                           34,208     0.984    12.143     181,973        0.77%   1.00%    2.25%  -1.50%    0.72%
2002                                           54,362     0.990    12.056     306,311        1.39%   1.00%    3.00%  -0.86%    1.36%
2001                                          128,799     1.008    11.894     407,432        3.31%   1.00%    3.00%   0.94%    3.85%
Scudder New Europe Subaccount
2003                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2002                                               --       N/A       N/A         N/A        2.29%   1.40%    1.40%    N/A      N/A
2001                                            2,391     6.576     6.576      15,722        1.33%   1.40%    1.40% -30.83%  -30.83%
Scudder Small Cap Growth Subaccount
2003                                           44,561  $  1.072  $ 12.586  $  141,216         N/A    1.00%    2.25%  29.85%   31.63%
2002                                           45,002     0.817     9.660     100,125         N/A    1.00%    3.00% -34.93%    1.94%
2001                                           49,609     1.267     9.348     152,170       12.86%   1.00%    3.00% -32.12%  -16.19%
Scudder Strategic Income Subaccount
2003                                            2,474     1.282    12.239      28,082        1.47%   1.25%    2.05%   5.43%    6.52%
2002                                            2,400     1.204    11.507      24,573        2.28%   1.25%    1.40%   9.77%    9.93%
2001                                            1,574     1.095    10.483      11,501        0.61%   1.25%    1.40%   3.78%    3.92%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Scudder Variable Series II (continued):
Scudder Technology Growth Subaccount
2003                                           25,760     0.835    13.392     153,801         N/A    1.00%    2.25%  43.25%   45.15%
2002                                           28,007     0.575     9.317     145,624        0.11%   1.00%    3.00% -36.79%    2.62%
2001                                           25,462     0.920     9.079     217,576        0.18%   1.00%    3.00% -33.63%   -7.58%
Scudder Total Return Subaccount
2003                                           74,476     1.892    11.138     440,847        3.06%   1.00%    2.25%  15.19%   16.77%
2002                                           83,840     1.624     9.636     416,026        2.89%   1.00%    3.00% -16.22%   -9.23%
2001                                           99,886     1.939    10.615     566,841        6.75%   1.00%    3.00%  -7.39%   -5.62%
SVS Davis Venture Value Subaccount
2003                                           16,169    10.008    12.301     161,895        0.48%   1.40%    2.05%  26.82%   28.05%
2002                                           14,493     7.816     9.666     113,303        0.15%   1.40%    2.05% -16.95%    1.47%
2001                                            9,293     9.412     9.412      87,458         N/A    1.40%    1.40%  -5.88%   -5.88%
SVS Dreman Financial Services Subaccount
2003                                            5,779    11.968    12.548      72,507        1.40%   1.40%    2.05%  25.16%   26.37%
2002                                            5,697     9.562     9.930      56,572        0.88%   1.40%    2.05%  -9.78%   -0.02%
2001                                            4,691    11.006    11.006      51,630        0.97%   1.40%    1.40%  -6.17%   -6.17%
SVS Dreman High Return Equity Subaccount
2003                                           34,882    12.230    12.479     435,250        1.88%   1.40%    2.05%  28.85%   30.11%
2002                                           33,048     9.436     9.591     316,953        1.39%   1.40%    2.05% -19.17%   -1.19%
2001                                           23,638    11.674    11.865     280,450        0.60%   1.40%    1.40%  -0.34%    0.29%
SVS Dreman Small Cap Value Subaccount
2003                                           39,751     1.553    13.660     222,551        2.27%   1.00%    2.25%  34.84%   40.63%
2002                                           43,904     1.116     8.945     149,053        0.41%   1.00%    2.80% -13.13%  -12.10%
2001                                           33,983     1.285    10.177     113,833         N/A    1.00%    2.80%  16.04%   16.49%
SVS Eagle Focused Large Cap Growth
Subaccount
2003                                            7,149     8.302    11.339      59,386         N/A    1.40%    2.05%  23.61%   24.79%
2002                                            6,095     6.652     9.142      40,566         N/A    1.40%    2.05% -28.35%   -2.40%
2001                                            4,046     9.367     9.367      37,898         N/A    1.40%    1.40% -18.10%  -18.10%
SVS Focus Value + Growth Subaccount
2003                                           14,973     1.451    12.183      53,599        0.77%   1.00%    2.05%  29.63%   31.35%
2002                                           16,459     1.106     9.366      39,194        0.56%   1.00%    2.80% -27.38%   -4.81%
2001                                           18,875     1.538     9.839      51,767        6.41%   1.00%    2.80% -15.56%  -15.21%
SVS Index 500 Subaccount
2003                                           25,469     7.991    11.868     203,544        1.05%   1.40%    2.05%  25.01%   26.16%
2002                                           23,118     6.334     9.461     146,428        0.55%   1.40%    2.05% -23.41%    1.62%
2001                                           17,576     8.270     8.270     145,352        0.29%   1.40%    1.40% -13.27%  -13.27%
SVS INVESCO Dynamic Growth Subaccount
2003                                            3,310  $  7.939  $ 12.753  $   26,296         N/A    1.40%    2.05%  32.54%   33.66%
2002                                            3,074     5.940     9.589      18,257         N/A    1.40%    2.05% -31.87%    4.47%
2001                                            2,256     8.718     8.718      19,666         N/A    1.40%    1.40% -12.82%  -12.82%
SVS Janus Growth and Income Subaccount
2003                                           17,467     7.331    11.302     128,062        0.70%   1.40%    2.05%  21.46%   22.66%
2002                                           17,677     5.952     9.235     105,208        0.66%   1.40%    2.05% -21.65%   -0.56%
2001                                           13,923     7.597     7.597     105,768        0.42%   1.40%    1.40% -13.50%  -13.50%

                                                           At December 31                     For the year ended December 31
                                              ---------------------------------------  --------------------------------------------
                                                                              Net                      Expense           Total
                                               Units    Unit Fair Value    Assets (d)  Investment     Ratio (b)        Return (c)
                                                       ------------------                Income    ---------------  ---------------
                                              (000s)    Lowest   Highest     (000s)     Ratio (a)  Lowest  Highest  Lowest  Highest
                                              -------  --------  --------  ----------  ----------  ------  -------  ------  -------
Scudder Variable Series II (continued):
SVS Janus Growth Opportunities Subaccount
2003                                           16,951     5.318    11.920      90,163         N/A    1.40%    2.05%  23.71%   24.99%
2002                                           17,795     4.255     9.603      75,716         N/A    1.40%    2.05% -31.58%    1.35%
2001                                           15,117     6.219     6.219      94,012         N/A    1.40%    1.40% -24.75%  -24.75%
SVS MFS Strategic Value Subaccount (k)
2003                                                2    11.769    11.829          28         N/A    1.70%    2.05%  23.81%   24.24%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
SVS Oak Strategic Equity Subaccount
2003                                            9,193     6.610    13.219      60,811         N/A    1.40%    2.05%  46.14%   47.72%
2002                                            7,019     4.474     9.015      31,408         N/A    1.40%    2.05% -40.57%    1.52%
2001                                            4,707     7.529     7.529      35,442         N/A    1.40%    1.40% -24.71%  -24.71%
SVS Turner Mid Cap Growth Subaccount
2003                                            9,951     8.556    13.753      85,147         N/A    1.40%    2.05%  45.11%   46.45%
2002                                            7,947     5.842     9.446      46,432         N/A    1.40%    2.05% -33.21%    0.48%
2001                                            4,649     8.748     8.748      40,665         N/A    1.40%    1.40% -12.52%  -12.52%

Scudder Investments VIT Funds:
Scudder Real Estate Securities
Subaccount (k)
2003                                                1    12.421    12.449          16         N/A    1.70%    2.05%  24.21%   24.49%
2002                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A
2001                                              N/A       N/A       N/A         N/A         N/A     N/A      N/A     N/A      N/A

(a) This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

(b) This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

(c) Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

(d)  Net Assets equals Contract Owners' Equity.

(e)  For the period (commencement of operations): May 12, 2003 - December 31,
     2003

(f) For the period (commencement of operations): May 6, 2003 - Franklin Rising Dividends Securities Subaccount; May 16, 2003 - Franklin Small Cap Value Securities Subaccount; May 15, 2003 - Franklin Strategic Income Securities Subaccount; May 5, 2003 - Franklin U.S. Government Subaccount; May 12, 2003
     - Franklin Zero Coupon 2010 Subaccount; May 5, 2003 - Mutual Discovery Securities Subaccount and May 15, 2003 - Mutual Shares Securities Subaccount to December 31, 2003.

(g) For the period (commencement of operations): May 2, 2003 - INVESCO VIF - Financial Services Subaccount; May 6, 2003 - INVESCO IVF - Health Sciences Subaccount; May 8, 2003 - INVESCO VIF - Real Estate Opportunity Subaccount to December 31, 2003.

(h) For the period (commencement of operations): June 6, 2003 - JPMorgan International Opportunities Subaccount and May 5, 2003 - JPMorgan MidCap Value Subaccount to December 31, 2003.

(i) For the period (cessation of operations): January 1, 2003 - Janus Aspen Growth and Income Subaccount to March 7, 2003. For the period (commencement of operations): May 12, 2003 - Janus Aspen Mid Cap Value (Perkins) Subaccount and May 28, 2003 - Janus Aspen Small Cap Value (Bay Isle) Subaccount to December 31, 2003.

(j) For the period (commencement of operations): May 15, 2003 - Oppenheimer Aggressive Growth Subaccount; May 6, 2003 - Oppenheimer Capital Appreciation Subaccount; May 12, 2003 - Oppenheimer Global Securities Subaccount; May 2, 2003 - Oppenheimer High Income Subaccount; May 5, 2003 - Oppenheimer Main Street Subaccount; May 9, 2003 - Oppenheimer Main Street Small Cap Subaccount and May 9, 2003 - Oppenheimer Strategic Bond Subaccount to December 31, 2003.

(k) For the period (cessation of operations): January 1, 2002 - Scudder New Europe Subaccount to November 1, 2002. For the period (commencement of operations): June 12, 2003 - SVS MFS Strategic Value Subaccount and July 11, 2003 - Scudder VIT Real Estate Subaccount to December 31, 2003.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company:


In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and its subsidiaries (the "Company") at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As discussed in Note 1 to the consolidated financial statements, the Company adopted the provisions of Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, as of January 1, 2002.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
March 26, 2004

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                       (in thousands, except share data)

                                                                                  December 31, December 31,
                                                                                      2003         2002
                                                                                  ------------ ------------
Assets
   Fixed maturity securities, available-for-sale, at fair value (amortized cost:
     December 31, 2003, $627,793; December 31, 2002, $3,313,920)................. $   619,055  $ 3,420,773
   Equity securities (cost: December 31, 2003, $2,458; December 31, 2002
     $52,627)....................................................................       2,774       58,615
   Short-term investments........................................................      55,098           --
   Joint venture mortgage loans..................................................       7,417      114,061
   Third-party mortgage loans....................................................      52,955       57,985
   Other real estate-related investments.........................................       5,495        5,645
   Policy loans..................................................................          --      223,888
   Other invested assets.........................................................       2,117        2,491
                                                                                  -----------  -----------
       Total investments.........................................................     744,911    3,883,458
   Cash..........................................................................       7,414       47,436
   Accrued investment income.....................................................      10,475      148,549
   Reinsurance recoverable.......................................................   3,992,659      433,566
   Deferred insurance acquisition costs..........................................     273,307      431,915
   Value of business acquired....................................................          --       53,600
   Other intangible assets.......................................................          --        5,502
   Deferred income taxes.........................................................      88,783       73,228
   Federal income tax receivable.................................................      33,067       11,232
   Modified coinsurance receivable--related party................................     762,480           --
   Other assets and receivables..................................................      71,131       30,420
   Assets held in separate accounts..............................................  15,122,214   13,547,376
                                                                                  -----------  -----------
       Total assets.............................................................. $21,106,441  $18,666,282
                                                                                  ===========  ===========
Liabilities
   Future policy benefits........................................................ $ 4,319,667  $ 4,111,063
   Other policyholder benefits and funds payable.................................     150,092      178,709
   Payable to reinsurers.........................................................      97,573       14,340
   Modified coinsurance payable--related party...................................     758,853           --
   Other accounts payable and liabilities........................................      19,748       91,015
   Liabilities related to separate accounts......................................  15,122,214   13,547,376
                                                                                  -----------  -----------
       Total liabilities.........................................................  20,468,147   17,942,503
                                                                                  -----------  -----------
Commitments and contingent liabilities...........................................          --           --
Stockholder's equity
   Capital stock--$10 par value, authorized 300,000 shares; outstanding 250,000
     shares......................................................................       2,500        2,500
   Additional paid-in capital....................................................     841,633      841,633
   Accumulated other comprehensive income (loss).................................     (12,283)      54,009
   Retained deficit..............................................................    (193,556)    (174,363)
                                                                                  -----------  -----------
       Total stockholder's equity................................................     638,294      723,779
                                                                                  -----------  -----------
       Total liabilities and stockholder's equity................................ $21,106,441  $18,666,282
                                                                                  ===========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                (in thousands)

                                                                             Year Ended December 31,
                                                                         ------------------------------
                                                                           2003       2002       2001
                                                                         --------  ---------  ---------
Revenue
   Net investment income................................................ $162,749  $ 228,330  $ 269,419
   Realized investment gains (losses)...................................   84,632       (779)    20,660
   Premium income (loss)................................................   (1,072)     1,002        486
   Separate account fees and charges....................................   83,364    110,013     70,993
   Broker-dealer commission revenue.....................................   18,671     28,452     25,996
   Other income.........................................................    7,942     13,744     10,743
                                                                         --------  ---------  ---------
       Total revenue....................................................  356,286    380,762    398,297
                                                                         --------  ---------  ---------
Benefits and Expenses
   Interest credited to policyholders...................................  114,885    152,945    159,127
   Claims incurred and other policyholder benefits......................   13,562     62,613     21,933
   Taxes, licenses and fees.............................................   (1,832)    19,244     10,714
   Commissions..........................................................   45,049     83,508    154,341
   Broker-dealer commission expense.....................................   18,646     27,953     25,244
   Operating expenses...................................................   31,079     67,474     66,026
   Deferral of insurance acquisition costs..............................  (49,673)   (96,509)  (166,202)
   Amortization of insurance acquisition costs..........................  151,746     34,941     18,052
   Amortization of value of business acquired...........................   56,828     20,751     15,606
   Goodwill impairment..................................................       --    156,511         --
   Amortization of goodwill.............................................       --         --     12,744
   Amortization of other intangible assets..............................      506        759        961
                                                                         --------  ---------  ---------
       Total benefits and expenses......................................  380,796    530,190    318,546
                                                                         --------  ---------  ---------
   Income (loss) before income tax expense (benefit) and cumulative
     effect of accounting change, net of tax............................  (24,510)  (149,428)    79,751
   Income tax expense (benefit).........................................  (15,323)    (2,377)    28,154
                                                                         --------  ---------  ---------
   Net income (loss) before cumulative effect of accounting change, net
     of tax.............................................................   (9,187)  (147,051)    51,597
   Cumulative effect of accounting change, net of tax...................       --    (21,907)        --
                                                                         --------  ---------  ---------
       Net income (loss)................................................ $ (9,187) $(168,958) $  51,597
                                                                         ========  =========  =========


         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                (in thousands)

                                                                                   Year Ended December 31,
                                                                                -----------------------------
                                                                                  2003       2002      2001
                                                                                --------  ---------  --------
Net income (loss).............................................................. $ (9,187) $(168,958) $ 51,597
                                                                                --------  ---------  --------
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on investments arising during period:
   Unrealized (losses) on derivatives..........................................   (4,500)    (8,092)   (5,003)
   Unrealized holding gains (losses) on investments............................   (8,060)    88,159    59,158
   Adjustment to value of business acquired....................................   (7,098)    (1,786)   (5,914)
   Adjustment to deferred insurance acquisition costs..........................   (4,121)   (15,344)   (1,050)
                                                                                --------  ---------  --------
       Total unrealized holding gains (losses) on investments arising
         during the period.....................................................  (23,779)    62,937    47,191
                                                                                --------  ---------  --------
Less reclassification adjustments for items included in net income (loss):
   Adjustment for (gains) losses included in realized investment gains
     (losses)..................................................................  124,155     19,394    (9,203)
   Adjustment for amortization of premium on fixed maturities included in
     net investment income (loss)..............................................  (19,044)    (9,400)   (5,732)
   Adjustment for (gains) included in amortization of value of business
     acquired..................................................................  (10,326)      (331)   (1,705)
   Adjustment for (gains) losses included in amortization of insurance
     acquisition costs.........................................................  (23,535)    (4,185)    6,395
                                                                                --------  ---------  --------
       Total reclassification adjustments for items included in net income
         (loss)................................................................   71,250      5,478   (10,245)
                                                                                --------  ---------  --------
Other comprehensive income (loss), before related income tax expense
  (benefit)....................................................................  (95,029)    57,459    57,436
Related income tax expense (benefit)...........................................  (28,737)    20,001     8,167
                                                                                --------  ---------  --------
       Other comprehensive income (loss), net of tax...........................  (66,292)    37,458    49,269
                                                                                --------  ---------  --------
       Comprehensive income (loss)............................................. $(75,479) $(131,500) $100,866
                                                                                ========  =========  ========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                (in thousands)

                                                                       Year Ended December 31,
                                                                   ------------------------------
                                                                      2003       2002      2001
                                                                   ---------  ---------  --------
Capital stock, beginning and end of period........................ $   2,500  $   2,500  $  2,500
                                                                   ---------  ---------  --------
Additional paid-in capital, beginning of period...................   841,633    804,347   804,347
Capital contributions from parent.................................        --     37,286        --
                                                                   ---------  ---------  --------
   End of period..................................................   841,633    841,633   804,347
                                                                   ---------  ---------  --------
Accumulated other comprehensive income (loss), beginning of period    54,009     16,551   (32,718)
Other comprehensive income (loss), net of tax.....................   (66,292)    37,458    49,269
                                                                   ---------  ---------  --------
   End of period..................................................   (12,283)    54,009    16,551
                                                                   ---------  ---------  --------
Retained deficit, beginning of period.............................  (174,363)    (5,405)  (44,002)
Net income (loss).................................................    (9,187)  (168,958)   51,597
Dividends to parent...............................................   (10,006)        --   (13,000)
                                                                   ---------  ---------  --------
   End of period..................................................  (193,556)  (174,363)   (5,405)
                                                                   ---------  ---------  --------
       Total stockholder's equity................................. $ 638,294  $ 723,779  $817,993
                                                                   =========  =========  ========

         See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                 (in thousands)

                                                                                                   Year Ended December 31,
                                                                                            -------------------------------------
                                                                                                2003         2002         2001
                                                                                            -----------  -----------  -----------
Cash flows from operating activities
   Net income (loss)....................................................................... $    (9,187) $  (168,958) $    51,597
   Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
      Realized investment (gains) losses...................................................     (84,632)         779      (20,660)
      Interest credited and other charges..................................................     115,647      188,926      169,084
      Deferred insurance acquisition costs, net............................................     102,072      (61,569)    (148,150)
      Amortization of value of business acquired...........................................      56,828       20,751       15,606
      Amortization of goodwill.............................................................          --           --       12,744
      Goodwill impairment..................................................................          --      156,511           --
      Amortization of net discount/premium on investments..................................      19,044        9,400        5,731
      Amortization of other intangible assets..............................................         506          759          961
      Deferred income taxes................................................................      13,182        2,458       16,927
      Net change in current federal income taxes...........................................     (21,835)       2,634       (5,063)
      Benefits and premium taxes due related to separate account business-owned life
       insurance...........................................................................     (37,540)      11,521       (6,392)
      Modified coinsurance receivable......................................................    (762,480)          --           --
      Other policyholder benefits and funds payable........................................     (15,384)       5,441        4,190
      Funds withheld account transfer......................................................          --     (222,500)          --
      Change in premium suspense...........................................................          --      (43,625)      41,938
      Payable to reinsurers................................................................      83,233       15,400       (3,612)
      Modified coinsurance payable.........................................................     758,853           --           --
      Reinsurance with Federal Kemper Life Assurance (FKLA)................................     192,104           --           --
      Other accounts and notes receivable..................................................     (38,772)      (2,522)      (9,817)
      Cumulative effect of accounting change, net of tax...................................          --       21,907           --
      Other, net...........................................................................     (32,831)     (13,116)     (27,579)
                                                                                            -----------  -----------  -----------
         Net cash provided by (used in) operating activities...............................     338,808      (94,122)      97,505
                                                                                            -----------  -----------  -----------
Cash flows from investing activities
   Cash from investments sold or matured:
      Fixed maturity securities held to maturity...........................................     185,049      198,824      281,664
      Fixed maturity securities sold prior to maturity.....................................   1,282,052    2,307,588    1,331,168
      Equity securities....................................................................       5,002       17,435           --
      Mortgage loans, policy loans and other invested assets...............................     203,163       76,382       60,495
      Reinsurance with FKLA................................................................   3,192,609           --           --
   Cost of investments purchased or loans originated:
      Fixed maturity securities............................................................  (1,656,619)  (2,757,149)  (1,481,699)
      Equity securities....................................................................          --       (4,244)          --
      Mortgage loans, policy loans and other invested assets...............................     (63,029)     (48,722)     (41,395)
      Investment in subsidiaries...........................................................          --           --       (2,690)
   Short-term investments, net.............................................................     (55,098)     159,105     (143,205)
   Net change in receivable and payable for securities transactions........................      (4,991)      12,928        6,186
   Net change in other assets..............................................................       3,052        2,440        2,248
                                                                                            -----------  -----------  -----------
         Net cash provided by (used in ) investing activities..............................   3,091,190      (35,413)      12,772
                                                                                            -----------  -----------  -----------
Cash flows from financing activities
   Policyholder account balances:
      Deposits.............................................................................     255,383      601,045      680,106
      Withdrawals..........................................................................    (191,392)    (505,674)    (733,521)
   Capital contributions...................................................................          --       37,286           --
   Dividends paid to stockholders..........................................................     (10,006)          --      (13,000)
   Cash overdrafts.........................................................................       6,110      (13,060)     (20,589)
   Reinsurance with FKLA...................................................................  (3,530,115)          --           --
                                                                                            -----------  -----------  -----------
         Net cash provided by (used in) financing activities...............................  (3,470,020)     119,597      (87,004)
                                                                                            -----------  -----------  -----------
         Net increase (decrease) in cash...................................................     (40,022)      (9,938)      23,273
Cash, beginning of period..................................................................      47,436       57,374       34,101
                                                                                            -----------  -----------  -----------
Cash, end of period........................................................................ $     7,414  $    47,436  $    57,374
                                                                                            ===========  ===========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Summary of Significant Accounting Policies

  Basis of presentation

   Kemper Investors Life Insurance Company (the "Company") is licensed in the District of Columbia and all states, except New York. Zurich Life Insurance Company of New York ("ZLICONY"), a wholly-owned subsidiary through September 3, 2003, is licensed to conduct business in the State of New York. The Company also owned the PMG group of companies ("PMG") and Investors Brokerage Services, Inc. through September 3, 2003. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is an indirect wholly-owned subsidiary of Zurich Holding Company of America, Inc. ("ZHCA"), a holding company. ZHCA is an indirect wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.

   The financial statements include the accounts of the Company on a consolidated basis through the period ended August 31, 2003. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 2002 and 2001 consolidated financial statements in order to conform to the 2003 presentation. The accompanying consolidated financial statements of the Company as of December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

  Estimates

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. As further discussed in the accompanying notes to consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturity and equity securities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments and future policy benefit reserves.

  Goodwill and Other Intangibles

   In July 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 142 ("SFAS 142"), Goodwill and Other Intangible Assets. SFAS 142 primarily addresses the accounting that must be applied to goodwill and intangible assets subsequent to their acquisition. Effective January 1, 2002, SFAS 142 required that goodwill and indefinite-lived intangible assets no longer be amortized, but be tested, at least annually, for impairment at the reporting unit level. As a result of implementation of SFAS 142, the Company recorded an impairment of $21.9 million in the second quarter of 2002. In the following quarter, the Company wrote off the remaining balance of its goodwill asset, $156.5 million, under the direction of the Board of Directors of its indirect, 100% shareholder, ZFS.

   In September 2002, the Board of Directors of ZFS approved a plan designed to improve the profitability of ZFS and its subsidiaries. Under this plan, ZFS considered a number of strategic options, the completion of which could have a significant impact on the recoverability of the carrying value of certain assets. Among the assets affected by the approval of the plan was the goodwill associated with the 1996 acquisition of the Zurich Life companies by ZFS. The Company filed its Form 10-Q for the period ended June 30, 2002 prior to ZFS Board's

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES action. As a result, the Company recorded the complete write-down of the remaining goodwill of $156.5 million in the third quarter of 2002, the period during which the Company became aware of this action by ZFS' Board of Directors.

   Other definite-lived, intangible assets of $7.6 million, recorded in 2001 and 2000 in connection with the purchase of PMG, continued to be amortized on a straight-line basis over a ten-year period, until their transfer as part of the Purchase Agreement (see Note 3 of the Notes to Consolidated Financial Statements). As of December 31, 2003, the Company does not have any goodwill or intangible assets on its balance sheet.

  Value of Business Acquired

   The value of business acquired ("VOBA") reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. For the Company, January 4, 1996, the date Kemper was acquired by ZFS, is the VOBA acquisition date. The VOBA is the present value of the actuarially determined projected cash flows for the acquired policies.

   The VOBA is amortized over the estimated contractual life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the business acquired. During 2003, the remaining balance of the VOBA was amortized in conjunction with the asset transfer resulting from the Bank One Purchase Agreement (see Note 3 below).

   The amortization and accretion of interest for the VOBA acquired for each of the years through December 31, 2003 were as follows:

                                                      Projected
                              Beginning              Accretion of Ending
      Year Ended December 31,  Balance  Amortization   Interest   Balance
      ----------------------- --------- ------------ ------------ -------
      (in thousands)
               2001..........  $93,185    $(21,394)     $5,788    $77,579
               2002..........   77,579     (24,464)      3,713     56,828
               2003..........   56,828     (58,951)      2,123         --

  Life Insurance Revenue and Expenses

   Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income and realized capital gains, policy charges such as mortality, expense and surrender charges, and expense loads for premium taxes on certain contracts. Expenses consist of benefits in excess of account balances, interest credited to contracts, policy maintenance costs, amortization of deferred insurance acquisition costs and VOBA.

   Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

  Reinsurance

   In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid, or deemed to have been paid, are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company also has reinsurance agreements that transfer the investment risk for a portion of the Guaranteed Minimum Death Benefits ("GMDB"s) and Guaranteed Retirement Income Benefits ("GRIB"s) offered in certain variable contracts.

   The Company also enters into reinsurance agreements as the assuming party. These agreements provide a cash flow stream during the term of the agreement and obligate the Company to pay the ceding party according to terms of the agreement.

  Deferred Insurance Acquisition Costs

   The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits ("EGPs") on the related contracts and policies. The deferred insurance acquisition costs ("DAC") for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of EGPs, arising principally from projected investment margins, mortality expense margins and surrender charges. DAC related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturity securities held as available-for-sale in the investment portfolio, through a charge or credit to accumulated other comprehensive income, net of income tax. The DAC for term life insurance products are being amortized over the premium paying period of the policies.

   Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and to a lesser extent, variable universal life insurance businesses.

   Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs was deemed necessary, the Company would adjust, as appropriate, the assumptions for products accounted for in accordance with Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary.

   The overall recoverability of the DAC asset is dependant on the future profitability of the business. The Company monitors aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely monitors its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts are invested in the equity market.

  Future Policy Benefits

   Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. A liability has been established for GMDB in excess of account values. The GRIB was an optional benefit to the DESTINATIONS/SM/ variable annuity, for an additional asset-based fee. It

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES allows for a proxy account value, called the GRIB Base, to be applied to the guaranteed annuity factors (settlement option purchase rates) in the contract. The GRIB and GMDB Base prior to attained age 80 is the greatest of:

  .  the contract value (account value),

  .  the greatest anniversary value before the exercise (annuitization) date, or

  . purchase payments minus previous withdrawals, accumulated at 5% interest per year to the annuitization date.

   GRIB reserves have been established to cover the present value of future benefits for policies that were deemed to have elected annuitization. In accordance with current GAAP guidance, no additional liabilities for future policy benefits related to guaranteed living benefits have been established.

   Current interest rates credited during the contract accumulation period range from 0.5% to 7.4%. Future minimum guaranteed interest rates vary from 2.0% to 4.5%. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5% to 12.0%.

   Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 4.2% to 4.6% over 20 years.

  Impairment Losses on Investments

   Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security, the length of time the security's fair value has been below cost or amortized cost, and by how much, specific credit issues related to the issuer and current economic conditions. Also, the Company estimates the cash flows over the life of purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

   Significant changes in the factors the Company considers when evaluating investments for impairment losses could result in a significant change in impairment losses reported in the consolidated financial statements.

  Valuation Allowances on Mortgage Loans on Real Estate

   The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers and its investment committee. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans on real estate is included in net investment income in the period received.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Significant changes in the factors the Company considers in determining the valuation allowance on mortgage loans on real estate could result in a significant change in the valuation allowance reported in the consolidated financial statements.

  Guaranty Fund Assessments

   The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2003 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

  Invested Assets and Related Income

   Investments in fixed maturity securities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

   The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturity securities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

   Mortgage loans are carried at their unpaid principal balance, net of any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

   Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease are carried primarily at cost, net of any applicable reserves or write-downs.

   Realized gains or losses on sales of investments, determined on the basis of specific security identification on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense and unrealized losses are tax benefited. However, the tax benefits from unrealized losses are offset by a valuation allowance, where appropriate.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Derivative and Embedded Derivative Financial Instruments

   Derivative financial instruments include interest rate swaps and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments, ("subject to bifurcation"), are embedded in fixed income securities and equity indexed life and annuity contracts and reinsurance agreements.

   SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" (collectively, "the statements") require that all derivatives be recognized on the Consolidated Balance Sheets at fair value.

   Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and liabilities subject to bifurcation is reported in other income.

   Derivatives that are not hedges for accounting purposes must be adjusted to fair value through net income. If the derivative is designated as a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through net income or recognized in accumulated other comprehensive income until the hedged item is recognized in net income.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged transaction's variability in cash flows attributable to the hedged risk. The Company does not currently exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in realized capital gains and losses. For the years ended December 31, 2003 and 2002, there was no hedge ineffectiveness.

   The Company designates certain interest rate swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow experience is associated with an existing liability. For hedging instruments utilized as cash flow hedges, the changes in fair value of the derivatives are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged transaction affects net income.

   If, subsequent to entering into a hedge transaction, a derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished), the Company may terminate the derivative position. The Company may also terminate derivative instruments as a result of other events or circumstances. When a derivative financial instrument utilized in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Separate Account Business

   The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contractholders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the separate accounts are carried at fair value.

  Federal Income Taxes

   Beginning with the year ended December 31, 2002, the Company files a consolidated federal income tax return with ZHCA. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

   The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differs from its estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

   A written agreement provides the method of allocating tax between the Company and ZHCA. In general, allocation is based upon a separate return calculation with no immediate benefit for a taxable loss which is utilized in the current year consolidated return. Intercompany tax balances are settled within thirty days after: the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the Company's apportioned tax liability in accordance with the tax sharing agreement.

(2) Cash Flow Information

   The Company defines cash as cash in banks and money market accounts. The Company received a federal income tax refund of $8.5 million and $2.7 million in 2003 and 2002, respectively, and paid taxes of $19.8 million directly to the United States Treasury Department during 2001.

(3) Sales and Reinsurance Ceded/Assumed

   FKLA. On September 3, 2003 (the "Closing Date" or the "Closing"), the Company transferred portions of its business through a one hundred percent coinsurance arrangement, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). Prior to the Closing Date, the Company, FKLA, Zurich Life Insurance Company of America ("ZLICA") and Fidelity Life Association, a mutual legal reserve company ("FLA") operated under the trade name "Zurich Life" and were all, except FLA, direct, wholly-owned subsidiaries of Kemper. Following the Closing Date, the Company remains a direct, wholly-owned subsidiary of Kemper.

   These transfers were part of a larger transaction pursuant to a Stock and Asset Purchase Agreement, dated May 29, 2003 (the "Purchase Agreement"), among ZHCA, Kemper, the Company, ZFS, Banc One Insurance Holdings, Inc. ("BOIH") and Bank One Corporation ("Bank One"). Under the Purchase Agreement, Kemper, an indirect subsidiary of ZFS, agreed to sell the capital stock of FKLA, ZLICA and Zurich Direct Inc. to BOIH. BOIH also agreed to acquire indirect control of FLA via its acquisition of FKLA which, pursuant to a Management Agreement, directs the day-to-day operations of FLA. BOIH further agreed to acquire control of all

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES the Company's Subsidiaries. "The Company's Subsidiaries" included Investors Brokerage Services, Inc., Investors Brokerage Services Insurance Agency, Inc., ZLICONY, PMG Life Agency, Inc., PMG Marketing, Inc., PMG Securities Corporation and PMG Asset Management, Inc. (collectively "PMG").

   Upon the Closing of the transactions contemplated by the Purchase Agreement, including the Coinsurance Agreement, effective as of the Closing (the "Coinsurance Agreement"), the Company ceded to FKLA, and FKLA assumed on a coinsurance basis, 100% of the General Account Liabilities. The "General Account Liabilities" included all of the Company's gross liabilities and obligations, including benefits, claims, taxes, commissions and assessments for certain types of existing individual and group life insurance policies and annuity contracts (the "Reinsured Policies"), except for certain retained liabilities. The Reinsured Policies also included certain policies to be written by the Company for a period of twelve months subsequent to the Closing.

   Upon the Closing, the Company also ceded to FKLA, and FKLA assumed on a modified coinsurance basis, a majority of the Separate Account Liabilities. The "Separate Account Liabilities" are all liabilities that were reflected in the Company's separate accounts and that relate to the Reinsured Policies. Pursuant to the modified coinsurance framework under which Separate Account Liabilities are reinsured, ownership of the underlying separate account assets was not transferred to FKLA. At December 31, 2003, the reinsurance recoverable from FKLA was $3.6 billion.

   In consideration of FKLA's assumption of the General Account Liabilities, the Company transferred to FKLA the Transferred Coinsurance Assets, less a Ceding Commission, as described below. "Transferred Coinsurance Assets", as calculated on a statutory accounting basis, were defined as (a)(i) all of the issued and outstanding shares of the Company's Subsidiaries and certain other assets (software, fixtures, equipment, etc.), (ii) certain investment assets and (iii) cash or cash equivalents, having an aggregate market value equal to the amount as of the Closing Date of the General Account Reserves, as defined in the Coinsurance Agreement, plus (b) the Company's interest maintenance reserve as of the Closing Date (excluding interest maintenance reserve as a result of the realization of gain associated with transferring the Transferred Coinsurance Assets at market value rather than book value) minus (c) the aggregate amount of accruals with respect to the Reinsured Policies. Pursuant to the Coinsurance Agreement, FKLA established a trust account (the "Security Trust Account") for the exclusive benefit of the Company funded with assets equal to one hundred percent of the general account reserves reinsured by FKLA, adjusted on a quarterly basis. FKLA is required to maintain the Security Trust Account in effect until the general account reserves are $400 million or less. At December 31, 2003, the general account reserves were $4.3 billion.

   The Company also transferred to FKLA in consideration of FKLA's reinsurance of future liabilities and obligations, in respect of the Reinsured Policies, future premiums, premiums receivable, policy loan receivables, reinsurance recoverables, separate account revenues, agents debit balances and all other fees, charges and amounts. In addition, pursuant to the Coinsurance Agreement, the administerial actions required of the Company with respect to the Bank Owned Life Insurance policies (the "BOLI Policies") are performed by FKLA in exchange for an income stream of 8 to 12 basis points earned on the value of the invested assets of the BOLI Policies. The Company has also agreed that, for a period of three years following the Closing Date, it will not, except under limited circumstances, issue any new BOLI Policies going forward.

   The "Ceding Commission", discussed above, was $120 million, subject to a market value adjustment with respect to the Transferred Coinsurance Assets. The Ceding Commission was not transferred from FKLA to the Company, but rather was withheld from the investment assets transferred from the Company to FKLA as part of the Transferred Coinsurance Assets. Both the Company and FKLA finalized their settlement in February 2004. The resulting closing adjustment resulted in a decrease of $9.3 million in payable to reinsurers in the balance sheet as of February 2004.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded to FKLA and is not relieved of its obligations. Assets in support of the reserves for future policyholder benefits ceded to FKLA as part of the Coinsurance Agreement totaled $3.5 billion. Separate account assets that support the Separate Account Liabilities, but were not ceded to FKLA under the modified coinsurance arrangement, totaled $2.0 billion. At December 31, 2003, the Company's reinsurance reserve credit from FKLA relating to the coinsurance transaction totaled approximately $3.5 billion.

   The following table is a summary of certain balance sheet and income statement line items affected by the accounting for the initial coinsurance transaction.

                                               Debit/(Credit)
                                               --------------
                  (in millions)
                  Invested assets.............   $(3,192.6)
                  Accrued investment income...      (135.3)
                  Initial ceding commission...       (73.1)
                  Other assets................        (5.0)
                  Future policyholder benefits     3,530.1
                  Other liabilities...........        33.5
                  Payable to reinsurers.......       (73.6)

   Prior to the Closing, the Company and FKLA shared common management and employees and FKLA performed the administration of the Company's business through an administrative services arrangement. With the sale of FKLA to BOIH, the Company has established post-Closing Date service arrangements for the operation of its business on both a short-term and long-term basis. On a long-term basis, the overall corporate and business administration of the Company will be performed by its affiliate, Farmers New World Life Insurance Company ("FNWL"), subject to the oversight of our new officers, directors and employees. For an interim period of up to one year, pursuant to a transition services agreement, FKLA will provide transition services to the Company and FNWL with respect to the overall operations of the Company including legal support services, accounting and financial operations services and support, actuarial services and support, information technology services and support, policyholder and distributor services and support, distributor relationship management services, product management services, tax administration support services, disaster recovery, system conversion services and other services as required.

   The transition services agreement is designed to facilitate the Company's continued operations, in substantially the same manner as it operated prior to the Closing, while the Company transitions to a new management team and new employees. In addition, for a period of up to one year FKLA will provide administrative services with respect to the Company's DESTINATIONS/SM/ business.

   The Reinsured Policies and BOLI business will be administered by FKLA on a long-term basis subject to the oversight of the Company. As part of the Coinsurance Agreement, FKLA is responsible for providing certain administrative services with respect to the Reinsured Policies. This includes, but is not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information, and certain aspects of legal compliance.

   On September 3, 2003, Kemper, the sole shareholder of the Company, elected a new Board of Directors and a new senior management team. None of the individuals serving on the Company's Board of Directors or in senior management positions prior to the Closing Date, except for the General Counsel, continue to serve in any capacity as directors or officers of the Company.

   In the third quarter of 2003, the Company exchanged certain invested assets with FKLA, ZLICA and ZLICONY. These invested assets were to be excluded from the companies acquired by BOIH as outlined in the

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Purchase Agreement and substituted with different invested assets. The net difference between the excluded assets received by the Company and the substituted assets received by FKLA, ZLICA and ZLICONY was treated as a dividend to Kemper in the amount of approximately $10.0 million.

   As part of the Coinsurance Agreement, the Company cedes 100% of all direct individual life insurance renewal premiums to FKLA. Prior to the Coinsurance Agreement, the Company ceded 90% of all new direct individual life insurance premiums to outside reinsurers. All reinsurance agreements with outside reinsurers were novated to FKLA.

   The Company previously assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts ("GICs"). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors.

   This Funding Agreement has a variable rate of interest based upon LIBOR, is an obligation of the Company's general account and is recorded as a future policy benefit. At December 31, 2003, the Funding Agreement balance was $100.2 million.

   FNWL. The Company entered into a modified coinsurance treaty (the "Modified Coinsurance Agreement") on December 1, 2003 with an affiliate, FNWL. FNWL is a Washington domiciled stock life insurance company. Initially, the Company assumed all existing Non-Qualified Individual Flexible Payment Deferred ("NQ-FPDA") and Non-Qualified Individual Single Premium Deferred ("NQ-SPDA") annuities from FNWL. In exchange, the Company paid an initial ceding commission of $36.5 million. No portion of the assets constituting the consideration was transferred to the Company. Subsequent new issues by FNWL of NQ-FPDA and NQ-SPDA annuities will be assumed by the Company. In exchange, the Company will receive all reinsurance premiums and pay benefits to the policyholders relating to these contracts. The Company has a management and service agreement with FNWL to receive services reasonably necessary pursuant to this agreement. The Modified Coinsurance Agreement requires the separate recording of an embedded derivative in the financial statements of the Company per SFAS 133, DIG B36 (see Effects of New Accounting Pronouncements and Note 14 of the Notes to Consolidated Financial Statements). At December 31, 2003, the modified coinsurance receivable was $762.5 million and the modified coinsurance payable was $758.9 million.

   FLA. The Company's ceded future policy benefits reflect coinsurance (indemnity reinsurance) transactions where the Company insured liabilities of approximately $516 million in 1992 and $416 million in 1991 with FLA and ceded benefits related to its BOLI reinsurance discussed below. At December 31, 2003 and 2002, the reinsurance reserve credit from FLA relating to these coinsurance transactions totaled approximately $203.2 million and $215.3 million, respectively. The reinsurance recoverables were $207.7 million and $215.3 million at December 31, 2003 and 2002, respectively.

   TRANSAMERICA RE. The net amount at risk of the GMDB and GRIB on certain variable annuity contracts issued between March 1, 1997 and April 30, 2000 were ceded to outside reinsurers. As of December 31, 2003 and 2002, the reinsurance recoverable related to reinsuring the net amount at risk on these contracts with Transamerica Re amounted to $26.3 million and $24.7 million, respectively.

   ZICBB. The Company is also a party to a reinsurance agreement with a ZFS affiliated company, Zurich Insurance Company, Bermuda Branch ("ZICBB"). Under the terms of this agreement, the Company cedes, on a yearly renewable term basis, 100% of the net amount at risk (death benefit payable to the insured less the

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES insured's separate account cash surrender value) related to BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and, under the original agreement, retained a portion of such funds in a funds withheld account ("FWA") which was included as a component of benefits and funds payable.

   During the first quarter of 2002, the Company amended the BOLI reinsurance agreement with ZICBB. Under the amended agreement, the balance in the FWA was transferred to a trust account that acts as security for the reinsurance agreement. On January 25, 2002, approximately $222.5 million in cash was transferred to the trust account. The trust account is not reflected in the Company's consolidated financial statements but is included in ZICBB's financial statements.

   At December 31, 2003, reinsurance recoverables totaling $206.2 million were secured by the trust agreement, which was supported by cash and invested assets with a fair value of approximately $235.4 million.

   The following table contains amounts related to the BOLI funds withheld reinsurance agreement with ZICBB:

                  ZICBB Business Owned Life Insurance (BOLI)
                                 (in millions)

                                            Year Ended December 31,
                                         ----------------------------
                                           2003      2002      2001
                                         --------  --------  --------
         Face amount in force........... $ 85,269  $ 85,592  $ 85,564
                                         ========  ========  ========
         Net amount at risk ceded....... $(74,567) $(75,288) $(76,283)
                                         ========  ========  ========
         Cost of insurance charges ceded $  177.9  $  156.5  $  168.1
                                         ========  ========  ========
         Funds withheld account......... $     --  $     --  $  236.1
                                         ========  ========  ========

   The Company's FWA supported reserve credits on reinsurance ceded on the BOLI product at December 31, 2001. At December 31, 2003 and 2002, the trust supports reserve credits of $16.9 million and $15.8 million, respectively on the reinsurance ceded.

   Effective December 31, 2001, the Company entered into a quota-share reinsurance agreement with ZICBB. Under the terms of this agreement, the Company ceded 100% of the net amount at risk of the GMDB and GRIB portions of a small number of specific variable annuity contracts. As consideration for this reinsurance coverage, the Company ceded 100% of all charges to policyholders and all revenue sharing income received from fund managers related to such reinsured policies. In 2001, the Company received $7.9 million of ceding commissions and expense allowances, and paid $1.2 million of ceded premiums, related to this reinsurance agreement. The account values related to these policies were held in the Company's separate account during the accumulation period of the contracts. The reserve credits under this treaty were secured by a trust agreement that requires the fair market value of assets therein to at least equal 102 percent of such reserve credits.

   In January 2003, the specific annuities that comprised the block of business ceded to ZICBB were surrendered. Approximately $5.0 million in surrender charges collected on these specific annuities were paid to ZICBB at the end of February 2003, as the final settlement payment related to this reinsurance agreement.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4) Invested Assets and Related Income

   The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturity securities are considered available-for-sale. The carrying value of fixed maturity and equity securities compared with cost or amortized cost, adjusted for other-than-temporary declines in value, and gross unrealized gains and losses, were as follows:

                                                                          Cost or    Gross Unrealized
                                                               Carrying  Amortized  -----------------
                                                                Value      Cost      Gains    Losses
                                                              ---------- ---------- -------- --------
(in thousands)
December 31, 2003
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities..................... $   93,163 $   94,362 $     63 $ (1,262)
   Obligations of states and political subdivisions, special
     revenue and nonguaranteed...............................      2,180      2,140       40       --
   Debt securities issued by foreign Governments.............      1,142      1,142       --       --
   Corporate securities......................................    292,853    290,646    5,718   (3,511)
   Mortgage and asset-backed securities......................    229,717    239,503    3,805  (13,591)
                                                              ---------- ---------- -------- --------
       Total fixed maturity securities....................... $  619,055 $  627,793 $  9,626 $(18,364)
                                                              ========== ========== ======== ========
   Equity securities......................................... $    2,774 $    2,458 $    316 $     --
                                                              ========== ========== ======== ========
December 31, 2002
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities..................... $  265,400 $  260,287 $  5,140 $    (26)
   Obligations of states and political subdivisions, special
     revenue and nonguaranteed...............................     19,873     19,073      800       --
   Debt securities issued by foreign Governments.............      4,793      4,506      287       --
   Corporate securities......................................  2,137,716  2,062,712   90,030  (15,026)
   Mortgage and asset-backed securities......................    992,990    967,342   35,972  (10,324)
                                                              ---------- ---------- -------- --------
       Total fixed maturity securities....................... $3,420,773 $3,313,920 $132,229 $(25,376)
                                                              ========== ========== ======== ========
   Equity securities......................................... $   58,615 $   52,627 $  5,988 $     --
                                                              ========== ========== ======== ========

   The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 2003, are shown below. Actual maturities may/will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                                   Carrying Amortized
                                                                                    Value     Cost
                                                                                   -------- ---------
(in thousands)
One year or less.................................................................. $ 74,247 $ 73,887
Over one year through five years..................................................  153,482  153,104
Over five years through ten years.................................................  117,313  115,436
Over ten years....................................................................   44,295   45,863
Securities not due at a single maturity date, primarily mortgage- and asset-backed securities(1)...................................................................  229,717  239,503
                                                                                   -------- --------
Total fixed maturity securities................................................... $619,055 $627,793
                                                                                   ======== ========

--------
(1) Weighted average maturity of 3.9 years

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Proceeds from sales of investments in fixed maturity securities prior to maturity were $1,282.1 million and $2,307.6 million during 2003, and 2002, respectively. Gross gains of $122.7 million and $81.2 million and gross losses, including write-downs of fixed maturity securities, of $39.4 million and $65.8 million were realized on sales and maturities in 2003, and 2002, respectively. Pre-tax write-downs amounted to $2.4 million and $18.5 million, for the years ended December 31, 2003, and 2002, respectively.

   Excluding agencies of the U.S. government, no other individual investment exceeded 10% of the Company's stockholder's equity at December 31, 2003 and 2002. At December 31, 2003, securities carried at approximately $3.5 million, were on deposit with governmental agencies as required by law.

   For its securitized financial assets, the Company recognizes an impairment loss if the fair value of a security is below book value and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date. The Company recorded no write-downs in 2003 and write-downs of $9.5 million in 2002, related to its securitized financial assets.

   Upon default or indication of potential default by an issuer of fixed maturity securities other than securitized financial assets, any issues of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other-than-temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments. The Company recorded no write-downs on its fixed maturity securities other than securitized financial assets portfolio in 2003 and 2002.

   The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

   The Company's $65.9 million real estate portfolio at December 31, 2003 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 2003 and 2002, total impaired real estate-related loans were as follows:

                                                    December 31, December 31,
                                                        2003         2002
                                                    ------------ ------------
   (in thousands)
   Gross impaired loans, including accrued interest    $7,059       $7,059
   Reserves related to impaired loans..............     2,061        2,061
                                                       ------       ------
      Net impaired loans...........................    $4,998       $4,998
                                                       ======       ======

   At both December 31, 2003 and 2002, loans on nonaccrual status, before reserves, amounted to $7.1 million. The Company's nonaccrual loans are generally included in impaired loans. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Net Investment Income

   The sources of net investment income were as follows:

                                                      2003     2002     2001
                                                    -------- -------- --------
  (in thousands)
  Interest on fixed maturity securities............ $132,077 $186,034 $214,505
  Dividends on equity securities...................    2,521    4,508    4,598
  Income from short-term investments...............      541    1,479    2,332
  Income from mortgage loans.......................   12,051   15,598   30,771
  Income from policy loans.........................   13,023   23,189   19,394
  Income from other real estate-related investments       --       13       27
  Income from other loans and investments..........    5,094      951      646
                                                    -------- -------- --------
     Total investment income.......................  165,307  231,772  272,273
  Investment expense...............................    2,558    3,442    2,854
                                                    -------- -------- --------
     Net investment income......................... $162,749 $228,330 $269,419
                                                    ======== ======== ========

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) for the years ended December 31, 2003, 2002, and 2001, were as follows:

                                                           2003     2002     2001
                                                         -------  --------  -------
(in thousands)
Real estate-related..................................... $   745  $    961  $16,081
Fixed maturity securities...............................  77,279    15,444    4,284
Equity securities.......................................   6,691       346      262
Other...................................................     (83)  (17,530)      33
                                                         -------  --------  -------
   Realized investment gains (losses) before income tax
     expense (benefit)..................................  84,632      (779)  20,660
Income tax expense (benefit)............................  29,622      (273)   7,231
                                                         -------  --------  -------
       Net realized investment gains (losses)........... $55,010  $   (506) $13,429
                                                         =======  ========  =======

   The net realized investment gains on fixed maturity securities and equity securities for 2003 are primarily due to the transfer of assets to FKLA as part of the Coinsurance Agreement. (See Note 3 to the Notes to Consolidated Financial Statements.)

   The other losses, net, for 2002 consisted primarily of a write-down on a leveraged lease for two aircraft. The aircraft were leased by United Airlines ("UAL") and were written down to zero subsequent to UAL filing Chapter 11 bankruptcy in the fourth quarter of 2002. The pre-tax write-down totaled $17.5 million.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table shows the Company's investments' fair value and gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003.

                                   Less Than 12 Months 12 Months or More         Total
                                   ------------------  -----------------  ------------------
Description of Securities           Fair    Unrealized  Fair   Unrealized  Fair    Unrealized
(in thousands)
US Treasury obligations and direct
  obligations of US government
  agencies........................ $ 38,728  $(1,262)  $    --  $    --   $ 38,728  $ (1,262)
Mortgage backed and asset backed
  securities......................   80,606   (5,709)   26,452   (7,882)   107,058   (13,591)
Corporate bonds...................   64,062   (1,488)   10,074   (2,023)    74,136    (3,511)
Foreign governments...............    1,142        0        --       --      1,142         0
                                   --------  -------   -------  -------   --------  --------
Subtotal, debt securities.........  184,538   (8,459)   36,526   (9,905)   221,064   (18,364)
Common Stock......................       --       --        --       --         --        --
Preferred Stock...................       --       --        --       --         --        --
                                   --------  -------   -------  -------   --------  --------
   Total temporarily impaired
     securities................... $184,538  $(8,459)  $36,526  $(9,905)  $221,064  $(18,364)
                                   ========  =======   =======  =======   ========  ========

   At December 31, 2003, 62 different fixed maturity securities represented 100% of the Company's $18.4 million total unrealized loss. Unrealized losses in the fixed maturity investment portfolio, including US government agencies, mortgage and asset backed securities and corporate bonds, were primarily due to higher interest rates during 2003. The Company held no securities of a single issuer that were at an unrealized loss position in excess of 7% of the total unrealized loss amount as of December 31, 2003. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities above were temporarily depressed.

   The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. In addition, for securitized financial assets with contractual cash flows (e.g. asset-backed and mortgage-backed securities), projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. As of December 31, 2003, management's expectation of the discounted future cash flows on these securities was in excess of the associated securities' amortized costs.

(5) Concentration of Credit Risk

   The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage- and asset-backed securities and real estate.

   Approximately 14.4% of the investment-grade fixed maturity securities at December 31, 2003 were residential mortgage-backed securities, down from 16.2% at December 31, 2002. Approximately 8.6% of the investment-grade fixed maturity securities at December 31, 2003 were commercial mortgage-backed securities,

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES compared with 6.3% at December 31, 2002. The residential mortgage-backed securities consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid.

   Approximately 14.3% and 7.3% of the investment-grade fixed maturity securities at December 31, 2003 and 2002, respectively, consisted of asset-backed securities. At December 31, 2003, the majority of investments in asset-backed securities were backed by automobile loans (22.7%), credit card loans (21.9%), collateralized loan and bond obligations (19.4%), and manufactured housing loans (18.4%). At December 31, 2002, the majority of investments in asset-backed securities were backed by home equity loans (34.7%), manufactured housing loans (17.7%), collateralized loan and bond obligations (15.4%) and automobile loans (13.1%).

   The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 2003 was as follows: Washington (25.1%), Colorado (13.8%), Oregon (13.3%) and Illinois (11.3%). The property type distribution of a majority of the real estate portfolio as of December 31, 2003 was as follows: hotels (83.4%), office (11.3%), and residential (4.3%).

   To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate market, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's or the Company's plans with respect to such projects may not change substantially.

   At December 31, 2003, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately $53.0 million of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties and one retail property. At December 31, 2003, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding. During 2003, the Company released the valuation reserve of $0.6 million for one of these properties as the loan was paid in full.

   At December 31, 2003, a loan to a joint venture amounted to $7.4 million. This affiliated mortgage loan was on an office property located in Illinois and owned by an affiliate, Zurich North America. During 2003, the Company received a paydown on this loan of $4.4 million.

   The remaining real estate-related investment amounted to $5.5 million at December 31, 2003 and consisted primarily of $4.9 million mortgage loans on various unzoned lots located in Hawaii. These properties are not currently producing income and the loans are on nonaccrual status. The Company is currently pursuing an out of court settlement with the City of Honolulu for the rezoning of certain unzoned properties. The Company is holding the other unzoned properties for future zoning and sales. Management is currently working with the City of Honolulu to obtain zoning that will allow development of the properties. Alternatively, we may completely dispose of all investments in Hawaii. At December 31, 2003, off-balance-sheet legal commitments related to Hawaiian properties totaled $4.0 million.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6) Income Taxes

   Income tax expense (benefit) was as follows for the years ended December 31, 2003, 2002, and 2001:

                                    2003      2002    2001
                                  --------  -------  -------
                   (in thousands)
                      Current.... $(28,480) $(4,835) $11,228
                      Deferred...   13,157    2,458   16,926
                                  --------  -------  -------
                       Total..... $(15,323) $(2,377) $28,154
                                  ========  =======  =======

   Additionally, the deferred income tax expense (benefit) related to items included in other comprehensive income was as follows for the years ended December 31, 2003, 2002, and 2001:

                                                   2003      2002     2001
                                                 --------  -------  -------
    (in thousands)
    Unrealized gains and (losses) on investments $(36,662) $24,416  $12,246
    Value of business acquired..................    1,130     (509)  (1,473)
    Deferred insurance acquisition costs........    6,795   (3,906)  (2,606)
                                                 --------  -------  -------
       Total.................................... $(28,737) $20,001  $ 8,167
                                                 ========  =======  =======

   The actual income tax expense (benefit) for 2003, 2002, and 2001 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35% in 2003, 2002, and 2001 to income before income tax expense.

                                                        2003      2002      2001
                                                      --------  --------  -------
(in thousands)
Computed expected tax expense........................ $ (8,578) $(52,300) $27,913
Difference between "expected" and actual tax expense:
   State taxes.......................................      (86)      342   (2,302)
   Goodwill impairment and amortization of other
     intangibles.....................................      177    55,045    4,797
   Dividend received deduction.......................   (3,601)   (2,220)      --
   Foreign tax credit................................     (463)       --      (15)
   Loss on asset substitution with affiliates........   (3,502)       --       --
   Prior year tax settlements........................       --    (3,594)  (2,577)
   Other, net........................................      730       350      338
                                                      --------  --------  -------
       Total actual tax expense...................... $(15,323) $ (2,377) $28,154
                                                      ========  ========  =======

   Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

   The loss on asset substitution with affiliates relates to an exchange of certain invested assets between the Company and FKLA, ZLICA, and ZLICONY as required by the Purchase Agreement with BOIH. The exchange resulted in a net difference between fair market value of the assets surrendered and received by the Company. This difference was treated as a dividend to Kemper for book purposes but a deductible loss for tax purposes.

   The Company only records deferred tax assets if future realization of the tax benefit is more likely than not. The Company had established a valuation allowance to reduce the deferred federal tax asset related to real estate

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES and unrealized losses on investments to a realizable amount. This amount was based on the evidence available and management's judgment. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains.

   The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                                        December 31, December 31,
                                                                            2003         2002
                                                                        ------------ ------------
(in thousands)
Deferred federal tax assets:
   Deferred insurance acquisition costs ("DAC Tax")....................   $105,816     $141,338
   Unrealized losses on investments....................................      6,151           --
   Life policy reserves................................................     11,743       82,584
   Unearned revenue....................................................     52,354       56,986
   Tax loss carryforward...............................................     23,738           --
   Other investment-related............................................      7,091       13,365
   Other...............................................................      2,641        6,131
                                                                          --------     --------
       Total deferred federal tax assets...............................    209,534      300,404
   Valuation allowance.................................................      6,151           --
                                                                          --------     --------
       Total deferred federal tax assets after valuation allowance.....    203,383      300,404
                                                                          --------     --------
Deferred federal tax liabilities:
   Value of business acquired..........................................         --       13,439
   Deferred insurance acquisition costs................................     95,657      156,042
   Depreciation and amortization.......................................     13,113       13,142
   Other investment-related............................................      1,488        4,848
   Unrealized gains on investments.....................................         --       35,966
   Other...............................................................      4,342        3,739
                                                                          --------     --------
       Total deferred federal tax liabilities..........................    114,600      227,176
                                                                          --------     --------
Net deferred federal tax assets........................................   $ 88,783     $ 73,228
                                                                          ========     ========

   The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets. The Company has loss carryforwards at December 31, 2003 totaling $23.7 million which will expire in 2018.

   The tax returns through the year 1999 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position or results of operations. The tax returns for the years 2000 through 2002 are currently under examination by the IRS.

(7) Other Related-Party Transactions

   The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and one of its affiliates has an ownership interest. At December 31, 2003 and 2002, joint venture mortgage loans totaled $7.4 million and $114.1 million, respectively, and during 2003 and 2002, the Company earned interest income on these joint venture loans of $12.1 million and $10.4 million, respectively. During 2003, the Company sold $113.0 million of joint venture loans to its parent, Kemper, at book value for no realized gain or loss.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In February 2001, the Company sold a $60 million group variable life policy to FKLA, covering all current FKLA employees as of February 14, 2001. The transaction, as business-owned life insurance ("BOLI"), permits FKLA to indirectly fund certain of its employee benefit obligations. FKLA was a related party until September 2003.

   During the majority of 2003, and the full years 2002 and 2001, the Company's personnel were employees of FKLA. Expenses are allocated to the Company for the utilization of FNWL and FKLA employees and facilities as applicable. Expenses allocated to the Company amounted to $1.6 million from FNWL in 2003, $12.8 million from FKLA in 2003, $29.9 million from FKLA in 2002, and $27.4 million from FKLA in 2001. The Company also paid to Kemper's real estate subsidiaries, fees of $0.3 million, $0.4 million, and $0.5 million in 2003, 2002, and 2001, respectively, related to the management of the Company's real estate portfolio.

   Related party receivables and payables are settled each month. At December 31, 2003 and 2002, the Company reported the following amounts due from or (to) related parties:

                                                December 31, December 31,
                                                    2003         2002
                                                ------------ ------------
       (in thousands)
       FNWL.................................... $ 762,579.2   $       --
       Kemper..................................       101.3           --
       ZLICA*..................................          --         18.0
       Zurich Global Investment Advisors.......        58.2           --
       Other...................................          --          1.0
                                                -----------   ----------
          Receivable from related parties...... $ 762,738.7   $     19.0
                                                ===========   ==========
       FKLA*................................... $        --   $ (3,536.3)
       FNWL....................................  (758,852.6)          --
       Kemper..................................    (5,000.0)          --
       Zurich Direct...........................          --        (52.6)
       Zurich Insurance Company--Bermuda Branch   (28,462.7)   (16,354.3)
       Other...................................          --       (108.0)
                                                -----------   ----------
          Payable to related parties........... $(787,315.3)  $(20,051.2)
                                                ===========   ==========
          Net payable to related parties....... $ (29,576.6)  $(20,032.2)
                                                ===========   ==========

--------
* ZLICA and FKLA ceased being related parties in September 2003. (See Note 3 of the Notes to Consolidated Financial Statements).

(8) Commitments and Contingent Liabilities

   The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

(9) Financial Instruments--Off-Balance-Sheet Risk

   At December 31, 2003 and 2002, the Company had future legal loan commitments and stand-by financing agreements totaling $29.0 million and $29.9 million, respectively, to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with, and using the same methodology as, the fair value estimates of mortgage loans and other real estate-related investments.

   In 1994, the Company entered into a commitment to provide a financial guaranty in the form of an extended standby credit enhancement to a third party letter of credit supporting the purchase of bonds issued to finance the development of a certain retirement property in Texas. The amount of the secured guaranty was $25.0 million and expired on March 22, 2004. The guaranty was expected to retire without being funded; therefore, the contract amounts were not estimates of future cash flows. At December 31, 2003, fixed maturity securities with a carrying amount of $28.2 million were pledged as collateral to secure the letter of credit.

   As part of the guaranty agreement, upon the expiration of the guaranty period and in the event the third party cannot find an alternate guarantor, the bond indebtedness will be accelerated to mature immediately and the Company will be directly and contingently liable to purchase the bonds from the issuer of the letter of credit. In connection with the acceleration of the contingent liabilities, the Company will have full recourse to a collateral pool and the real property. The fair value of the recourse collateral pool was estimated to be $15.7 million, which was based upon the fair market value at December 31, 2003. The estimated fair value of the real property was approximately $9.0 million, based upon an independent appraisal at September 9, 2003.

   The guaranty has off-balance sheet credit risk because GAAP requires only the accruals for probable losses to be recognized until the guaranty expires. Credit risk represents the accounting loss that would be recognized at the reporting date if counter-parties failed to perform completely as contracted. The credit risk amounts are equal to the contractual amounts, assuming the amounts are fully advanced and that no amounts could be recovered from other parties.

   On March 22, 2004, the third party informed the Company it was not able to obtain an alternate guarantor or financing arrangement. Management is currently in negotiation and active discussion with the third party to extend the guaranty in exchange for certain considerations. The Company does not believe it is practicable to estimate the impact to the financial position of the Company due to on-going negotiations. As of December 31, 2003, there was no impact to the Company's financial position or consolidated results of operations.

   In 1997, the Company entered into an agreement with a third party to guaranty certain indemnity obligations of an affiliated company, including environmental claims, over a period of 20 years. The maximum liability exposure would not exceed $4 million. The Company is fully insured for losses and liabilities related to the potential environmental claims for a period of 10 years. Additionally, KFC Portfolio Corp, an affiliated company, has agreed to guaranty and indemnify the Company from all liabilities and costs incurred related to this transaction.

  Derivative instruments

   The Company is party to an interest rate swap agreement with Zurich Capital Markets, Inc. ("ZCM"), an affiliated counterparty. The Company invests primarily in fixed rate investments. A floating rate funding agreement was reinsured in 2000 and the Company subsequently entered into an interest rate swap agreement. Under the interest rate swap, the Company agrees with ZCM to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by one counterparty at each due date. The Company paid $4.6 million and $3.8 million in 2003 and 2002, respectively, as settlement for the difference between the fixed-rate and floating-rate interest.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company is exposed to credit-related losses in the event of nonperformance by the counterparty to the financial instruments, but it does not expect its counterparty to fail to meet its obligations given its high credit ratings. The credit exposure of the interest rate swap is represented by the fair value (market value) of the contract. At December 31, 2003 and 2002, an open swap agreement with a notional value of $100.0 million and an expiration date of November 2004, had a negative market value of $4.5 million, and $8.1 million, respectively. The negative market value was included as a component of other accounts payable and liabilities in the accompanying consolidated balance sheets.

   The Company has designated the interest swap as a cash flow hedge of the floating rate funding agreement. Each period, gains and losses resulting from changes in the fair value of the swap contract are recorded to accumulated other comprehensive income (loss). The terms of the swap contract have been structured to match the terms of the hedged item. No net gains or losses, resulting from hedge ineffectiveness, were recognized in results of operations, during the years ended December 31, 2003 or 2002.

   The Company entered into a Modified Coinsurance Agreement with FNWL. The Agreement required separate recording of an embedded derivative in the financial statements for the year ended December 31, 2003 (see Note 14 of the Notes to Consolidated Financial Statements). At December 31, 2003, the Company had an embedded derivative of $3.6 million included as a component of other assets in the accompanying consolidated balance sheet.

(10) Fair Value of Financial Instruments

   Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

   Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

   The Company used the following methods and assumptions in estimating the fair value of its financial instruments:

      Fixed maturity securities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, DIM.

      Cash and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

      Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell and where no observable price is available, by appraised value. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market. Mortgage loans and other real estate-related investments are stated at their aggregate unpaid balances, less a valuation allowance of $4.2 million and $4.8 million at December 31 2003 and 2002, respectively. The real estate portfolio is monitored closely and reserves are adjusted to reflect market conditions. This results in a carrying value that approximates fair value at December 31, 2003 and 2002.

      Policy loans: The carrying value of policy loans approximates the fair value as the Company adjusts the rates to remain competitive.

      Other investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

      Separate account assets and liabilities: The fair value of assets held in separated accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender changes.

      Life policy benefits: For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

      Derivative Instruments: The fair values were based upon external valuation models, quotations furnished by dealers in such instruments or market quotations.

   The carrying values and estimated fair values of the Company's financial instruments at December 31, 2003 and 2002, were as follows:

                                                     December 31, 2003         December 31, 2002
                                                 ------------------------  ------------------------
                                                   Carrying                  Carrying
                                                    Value      Fair Value     Value      Fair Value
                                                 -----------  -----------  -----------  -----------
(in thousands)
Financial instruments recorded as assets:
   Fixed maturity securities.................... $   619,055  $   619,055  $ 3,420,773  $ 3,420,773
   Cash and short-term investments..............      62,512       62,512       47,436       47,436
   Mortgage loans and other real estate-related
     assets.....................................      65,867       65,867      177,691      177,691
   Policy loans.................................          --           --      223,888      223,888
   Equity securities............................       2,774        2,774       58,615       58,615
   Other invested assets........................       2,117        2,117        2,491        2,491
   Assets held in separate accounts.............  15,122,214   15,122,214   13,547,376   13,547,376
Financial instruments recorded as liabilities:
   Life policy benefits, excluding term life
     reserves...................................     280,240      271,610    3,625,384    3,565,147
   Liabilities held in separate accounts........  15,122,214   15,122,214   13,547,376   13,547,376
Financial instruments recorded as derivatives:
   Interest rate swap(1)........................      (4,500)      (4,500)      (8,092)      (8,092)
   Embedded derivatives(2)......................       3,627        3,627           --           --

--------
(1) included in Other Accounts Payable and Liabilities on the balance sheet
(2) included in Other Assets and Receivables on the balance sheet

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) Stockholder's Equity--Retained Earnings

   The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to stockholders without prior approval of regulatory authorities is restricted. In 2004, the Company cannot pay any dividends without Illinois Department of Insurance approval. In 2003, the Company paid cash dividends of $10.0 million to Kemper and in 2002, the Company did not pay any dividends. The 2003 dividend was a result of the purchase agreement and asset transfer agreement related to the Bank One transaction. The Company paid cash dividends of $13.0 million to Kemper during 2001.

   The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                           2003     2002      2001
                                         -------- --------  --------
           (in thousands)
           Net income (loss)............ $ 90,377 $(84,871) $(71,854)
                                         ======== ========  ========
           Statutory capital and surplus $359,402 $312,653  $332,598
                                         ======== ========  ========

   The Company's statutory net income in 2003 reflects the impact of the Coinsurance Agreement with FKLA as well as the improvement in the equity markets in 2003. The Company's statutory net loss in 2002 and 2001 reflected the market downturn and its impact on reserves for guaranteed death and living benefits consistent with statutory reserving methodology.

(12) Unaudited Interim Financial Information

   The following table sets forth the Company's unaudited quarterly financial information:

                                                                    Quarter Ended
                                               ------------------------------------------------------
                                               March 31   June 30  September 30 December 31    Year
                                               --------  --------  ------------ ----------- ---------
(in thousands)
2003 Operating Summary
   Revenue.................................... $ 93,302  $ 92,811   $ 135,868    $ 34,305   $ 356,286
   Net operating income (loss), excluding net
     realized investment gains................ $  3,720  $ 16,793   $ (96,728)   $ 12,018   $ (64,197)
                                               ========  ========   =========    ========   =========
   Net realized investment gains..............    2,054     1,147      46,174       5,635      55,010
                                               --------  --------   ---------    --------   ---------
       Net income (loss)...................... $  5,774  $ 17,940   $ (50,554)   $ 17,653   $  (9,187)
                                               ========  ========   =========    ========   =========
2002 Operating Summary
   Revenue.................................... $ 92,322  $105,170   $  92,308    $ 90,962   $ 380,762
                                               ========  ========   =========    ========   =========
   Net operating income (loss), excluding net
     realized investment gains (losses), and
     cumulative effect of accounting
     change................................... $  8,109  $    394   $(169,309)   $ 14,261   $(146,545)
                                               ========  ========   =========    ========   =========
   Net operating income (loss), excluding net
     realized investment gains (losses)....... $(13,798) $    394   $(169,309)   $ 14,261   $(168,452)
   Net realized investment gains (losses).....     (841)    7,613       1,037      (8,315)       (506)
                                               --------  --------   ---------    --------   ---------
       Net income (loss)...................... $(14,639) $  8,007   $(168,272)   $  5,946   $(168,958)
                                               ========  ========   =========    ========   =========
2001 Operating Summary
   Revenue.................................... $ 91,072  $ 98,360   $  85,013    $123,852   $ 398,297
                                               ========  ========   =========    ========   =========
   Net operating income (loss), excluding net
     realized investment gains................ $  8,183  $ (1,364)  $  (6,443)   $ 37,792   $  38,168
   Net realized investment gains..............    1,375     5,257       1,206       5,591      13,429
                                               --------  --------   ---------    --------   ---------
       Net income (loss)...................... $  9,558  $  3,893   $  (5,237)   $ 43,383   $  51,597
                                               ========  ========   =========    ========   =========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(13) Operations by Business Segment

   Prior to 2002, the Company along with FKLA, ZLICA and FLA, operated under the trade name of Zurich Life, formerly Zurich Kemper Life. Prior to 2002, Zurich Life was organized by Strategic Business Unit ("SBU"). Each SBU concentrated on specific distribution channels. However, the SBUs were not managed at the legal entity level, but rather at the Zurich Life level. Zurich Life's SBUs crossed legal entity lines, as certain similar products were sold by more than one legal entity or through more than one distribution channel.

   In 2002, the management team shifted its financial focus from SBU performance to a line of business performance, within each legal entity. The SBUs became primarily responsible for market management, including distribution management, product design, sales and marketing.

   As a result, the Company now has two primary operating segments, life insurance and annuities. These two operating segments reflect the way we manage our operations and make business decisions.

   Premiums received from the sale of annuity products and the majority of our life insurance products are treated as deposit-type funds and are not recorded as revenue within the consolidated statements of operations. However, revenues for both the life insurance and annuity segments are generated from investing these deposit-type funds. For universal life insurance products and fixed annuity products, deposits are primarily invested in fixed maturity securities from which we earn investment income. Variable life insurance deposits and variable annuity deposits are transferred to the separate account and invested in underlying investment funds that invest in stocks and bonds. The Company received cost of insurance charges and other separate account fees as revenues from this business. In addition, the Company received premium tax and DAC tax expense loads from certain policyholders.

   In the following table, the Company uses the captions "net operating income
(loss)" and "operating income (loss)" as operating measures of segment performance. Net operating income (loss) is calculated by deducting net realized investment gains or losses, net of related income taxes, from net income (loss). Operating income (loss) is calculated by excluding amortization of goodwill and intangibles, goodwill impairment, and cumulative effect of accounting changes in addition to the removal of net realized gains and losses on investments, after tax, from net income (loss). Net realized investment gains or losses are excluded from net operating income (loss) because they can, in part, be discretionary and are not indicative of operational trends.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Prior period information has been restated to conform to the composition of the Company's segments.

                                                                                      Twelve Months Ended
                                                                                       December 31, 2003
                                                                             -------------------------------------
                                                                                 Life       Annuity       Total
                                                                             -----------  -----------  -----------
(in thousands)
Net income (loss)........................................................... $     4,865  $   (14,052) $    (9,187)
Net realized investment gains, net of tax...................................         419       54,591       55,010
                                                                             -----------  -----------  -----------
Net operating income (loss)................................................. $     4,446  $   (68,645) $   (64,199)
                                                                             -----------  -----------  -----------
Amortization of intangibles.................................................          --         (506)        (506)
                                                                             -----------  -----------  -----------
Operating income (loss) before amortization of intangibles.................. $     4,446  $   (68,139) $   (63,693)
                                                                             ===========  ===========  ===========
Total assets................................................................ $10,658,132  $10,448,309  $21,106,441
                                                                             ===========  ===========  ===========
Total reserve for policyholder benefits in the general account.............. $   811,137  $ 3,508,530  $ 4,319,667
Total separate account liabilities..........................................   9,518,812    5,603,402   15,122,214
                                                                             -----------  -----------  -----------
Total reserve for policyholder benefits..................................... $10,329,949  $ 9,111,932  $19,441,881
                                                                             ===========  ===========  ===========

                                                                                      Twelve Months Ended
                                                                                       December 31, 2002
                                                                             -------------------------------------
                                                                                 Life       Annuity       Total
                                                                             -----------  -----------  -----------
(in thousands)
Net loss.................................................................... $   (23,654) $  (145,304) $  (168,958)
Net realized investment gains (losses), net of tax..........................         753       (1,259)         506
                                                                             -----------  -----------  -----------
Net operating loss.......................................................... $   (24,407) $  (144,045) $  (168,452)
                                                                             -----------  -----------  -----------
Amortization of intangibles.................................................        (106)        (653)        (759)
Goodwill impairment.........................................................     (32,832)    (123,679)    (156,511)
Cumulative effect of accounting change, net of tax..........................          --      (21,907)     (21,907)
                                                                             -----------  -----------  -----------
Operating income before amortization of intangibles, goodwill impairment and
 cumulative effect of accounting change, net of tax......................... $     8,531  $     2,194  $    10,725
                                                                             ===========  ===========  ===========
Total assets, net of tax.................................................... $ 9,840,840  $ 8,825,442  $18,666,282
                                                                             ===========  ===========  ===========
Total reserve for policyholder benefits in the general account.............. $   808,389  $ 3,302,674  $ 4,111,063
Total separate account liabilities..........................................   8,848,140    4,699,236   13,547,376
                                                                             -----------  -----------  -----------
Total reserve for policyholder benefits..................................... $ 9,656,529  $ 8,001,910  $17,658,439
                                                                             ===========  ===========  ===========

                                                                                      Twelve Months Ended
                                                                                       December 31, 2001
                                                                             -------------------------------------
                                                                                 Life       Annuity       Total
                                                                             -----------  -----------  -----------
(in thousands)
Net income.................................................................. $    11,867  $    39,730  $    51,597
Net realized investment gains, net of tax...................................       3,274       10,155       13,429
                                                                             -----------  -----------  -----------
Net operating income........................................................ $     8,593  $    29,575  $    38,168
                                                                             -----------  -----------  -----------
Amortization of goodwill and intangibles....................................      (3,152)     (10,553)     (13,705)
                                                                             -----------  -----------  -----------
Operating income before amortization of goodwill and intangibles............ $    11,745  $    40,128  $    51,873
                                                                             ===========  ===========  ===========
Goodwill.................................................................... $     6,601  $   171,817  $   178,418
Total assets................................................................ $ 8,841,469  $ 9,248,359  $18,089,828
                                                                             ===========  ===========  ===========
Total reserve for policyholder benefits in the general account.............. $   628,899  $ 3,005,262  $ 3,634,161
Total separate account liabilities..........................................   7,696,013    5,412,740   13,108,753
                                                                             -----------  -----------  -----------
Total reserve for policyholder benefits..................................... $ 8,324,912  $ 8,418,002  $16,742,914
                                                                             ===========  ===========  ===========

   During 2003, the decrease in operating income before amortization of intangibles, for both the life and annuity segment, was largely due to the Purchase Agreement with Bank One (see Reinsurance section and Note 3 of the Notes to Consolidated Financial Statements).

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(14) Effects of New Accounting Pronouncements

   Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments". Under the consensus, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities", that are classified as either available-for-sale or held-to-maturity. The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. The consensus also requires certain qualitative disclosures about the unrealized holdings in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary (see Note 4 of the Notes to Consolidated Financial Statements).

   In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. SFAS is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 did not have any impact on the financial position of the Company.

   In April 2003, the FASB released Statement 133 ("SFAS 133") Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("DIG B36"). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance arrangement because the yield on the receivable and payable is based on a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation is the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company), with earlier application as of the beginning of a fiscal quarter permitted. The Company adopted DIG B36 on October 1, 2003.

   On December 1, 2003, the Company entered into a Modified Coinsurance Agreement with FNWL which was impacted by the provisions of DIG B36. The Modified Coinsurance Agreement requires the separate recording of an embedded derivative. At December 31, 2003, the Company had an embedded derivative of $3.6 million recorded in other assets and with a corresponding amount in other income.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SOP 03-1

   In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AcSEC") issued a final Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "SOP"). The SOP will be effective for the Company's financial statements on January 1, 2004. The SOP addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of the SOP require:

  . Recognizing expenses for a variety of contracts and contract features, including GMDB and GRIB, certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

  . Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

  . Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

  . Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

  Death Benefits and Other Insurance Benefit Features

   The Company sells variable annuity contracts that offer various guaranteed death benefits. For certain GMDB and GRIB, the Company pays the greater of (1) the account value at death; (2) the sum of all premium payments less prior withdrawals accumulated at 5%; or (3) the maximum anniversary value of the contract, plus any premium payments since the contract anniversary, minus any withdrawals following the contract anniversary. The Company currently reinsures approximately 35% of the benefit guaranties associated with its in-force block of business. As of December 31, 2003, prior to the adoption of SOP 03-1, the Company had recorded a liability for GMDB and GRIB benefits sold with variable annuity products of $46.6 million. The determination of the GMDB and GRIB liability and related reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, annuitization elections and mortality experience. The assumptions used are consistent with those used in determining estimated gross profits for purposes of amortizing deferred acquisition costs. Management is currently in the process of evaluating the impact of the SOP related to the GRIB and GMDB liability on our financial statements.

  Separate Account Presentation

   The Company has recorded certain market value adjusted ("MVA") fixed annuity products as separate account assets and liabilities through December 31, 2003. Notwithstanding the MVA feature in this product, all of the investment performance of the separate account assets is not being passed to the contractholder, and it therefore, does not meet the conditions for separate account reporting under the SOP. The Company is currently evaluating the impact that this SOP will have on its financial statements.

APPENDIX A

STATE PREMIUM TAX CHART

                                                       Rate of Tax
                                                      -------------
                                               Qualified         Non-Qualified
         State                                   Plans               Plans
        -------                                 -------             -------
California ..................................     0.50%*               2.35%*
Maine .......................................     2.00%                2.00%
Nevada ......................................     3.50%                3.50%*
South Dakota ................................       --                 1.25%
West Virginia ...............................     1.00%                1.00%
Wyoming .....................................       --                 1.00%

* Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial Statements included in Part B:

          KILICO Variable Annuity Separate Account

               Report of Independent Auditors

               Statement of Assets and Liabilities and Contract Owners' Equity as of December 31, 2003

               Statement of Operations for the Year Ended December 31, 2003

               Statements of Changes in Contract Owners' Equity for the Years Ended December 31, 2003 and 2002

               Notes to Financial Statements

          Kemper Investors Life Insurance Company and Subsidiaries

               Report of Independent Auditors

               Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets, as of December 31, 2003 and 2002

               Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Operations, years ended December 31, 2003, 2002 and 2001

               Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income (Loss), years ended December 31, 2003, 2002 and 2001

               Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Stockholder's Equity, years ended December 31, 2003, 2002 and 2001

               Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Cash Flows, years ended December 31, 2003, 2002 and 2001

               Notes to Consolidated Financial Statements

               Kemper Investors Life Insurance Company and Subsidiaries
               Pro Forma Condensed Consolidated Income Statement, year ended December 31, 2003 (unaudited)

               Notes to Pro Forma Condensed Consolidated Financial Statements (unaudited)

(b)  Exhibits:

/4/1.1 A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.

/4/1.2 A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

2.             Not Applicable.

/3/3.1         Distribution Agreement between Investors Brokerage Services, Inc.
               and KILICO.

/1/3.2         Addendum to Selling Group Agreement of Kemper Financial Services,
               Inc.

/2/3.3         Selling Group Agreement of Investors Brokerage Services, Inc.

/7/4.1         Form of Group Variable, Fixed and Market Value Adjusted Annuity
               Contract.

/7/4.2 Form of Certificate to Group Variable, Fixed and Market Value Adjusted Annuity Contract.

/7/4.3 Form of Individual Variable, Fixed and Market Value Adjusted Annuity Contract.

/7/5.          Form of Application.

/3/6. Kemper Investors Life Insurance Company Articles of Incorporation and By-laws.

/14/7. Coinsurance Agreement between KILICO and Federal Kemper Life Assurance Company.

/2/8.1(a)      Fund Participation Agreement among Kemper Investors Life
               Insurance Company, Janus Aspen Series and Janus Capital
               Corporation.

/5/8.1(b)      Service Agreement between Kemper Investors Life Insurance Company and Janus Capital Corporation.

/8/8.2(a)      Participation Agreement By and Among Kemper Investors Life
               Insurance Company and Warburg, Pincus Trust and Credit Suisse
               Asset Management, LLC (successor to Warburg Pincus Asset
               Management, Inc.) and Credit Suisse Asset Management Securities,
               Inc. (f/k/a Counsellors Securities Inc.).

/6/8.2(b)      Service Agreement between Credit Suisse Asset Management, LLC
               (successor to Warburg Pincus Asset Management, Inc.) and Federal
               Kemper Life Assurance Company and Kemper Investors Life Insurance
               Company.

/10/8.2(c)     Restatement of Participation Agreement among Counsellors
               Securities Inc., Warburg Pincus Asset Management, Inc. and/or the
               Warburg Pincus Funds and Kemper Investors Life Insurance Company.

/8/8.3 Fund Participation Agreement among Kemper Investors Life Insurance Company, Kemper Investors Fund (now known as Scudder Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

/9/8.4(a)      Participation Agreement between Kemper Investors Life Insurance
               Company and Scudder Variable Life Investment Fund (now known as
               Scudder Variable Series I).

/9/8.4(b)      Participating Contract and Policy Agreement between Kemper
               Investors Life Insurance Company and Scudder Kemper Investments,
               Inc.

/9/8.4(c)      Indemnification Agreement between Kemper Investors Life Insurance
               Company and Scudder Kemper Investments, Inc.

/9/8.5(a)      Participation Agreement Among Kemper Investors Life Insurance
               Company, PIMCO Variable Insurance Trust, and PIMCO Funds
               Distributors LLC.

/9/8.5(b)      Services Agreement between Pacific Investment Management Company and Kemper Investors Life Insurance Company.

/11/8.6 Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Kemper Investors Life Insurance Company.

/11/8.7(a)     Fund Participation Agreement between Kemper Investors Life
               Insurance Company and The Dreyfus Socially Responsible Growth
               Fund, Inc.

/10/8.7(b)     November 1, 1999 Amendment to Fund Participation Agreement
               between Kemper Investors Life Insurance Company and The Dreyfus
               Socially Responsible Growth Fund, Inc.

/10/8.7(c)     Administrative Services Agreement by and between The Dreyfus
               Corporation and Kemper Investors Life Insurance Company
               (redacted).

/10/8.7(d)     November 1, 1999 Amendment to Administrative Services Agreement
               by and between The Dreyfus Corporation and Kemper Investors Life
               Insurance Company (redacted).

/10/8.8(a)     Fund Participation Agreement by and among The Alger American
               Fund, Kemper Investors Life Insurance Company and Fred Alger &
               Company Incorporated.

/12/8.8(b)     Service Agreement between Fred Alger Management, Inc. and Kemper
               Investors Life Insurance Company (redacted).

/15/8.9(a)     Fund Participation Agreement by and among Kemper Investors Life
               Insurance Company, INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds), INVESCO Funds Group, Inc.
               and INVESCO Distributors, Inc.

/15/8.9(b)     Administrative Services Agreement by and between INVESCO Funds
               Group, Inc., INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds) and Kemper Investors Life
               Insurance Company (redacted).

/7/9.          Opinion and Consent of Counsel.

10.            Consent of PricewaterhouseCoopers LLP, independent accountants.

/13/11.1 Schedule III: Supplementary Insurance Information (years ended December 31, 2003, 2002 and 2001).

/13/11.2       Schedule IV: Reinsurance (years ended December 31, 2003, 2002 and
               2001).

/13/11.3 Schedule V: Valuation and qualifying accounts (years ended December 31, 2003, 2002 and 2001).

12.            Not Applicable.

/4/13.         Schedules for Computation of Performance Calculations.

----------
/1/ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

/2/ Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

/3/ Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

/4/ Incorporated by reference to the Registration Statement on Form N-4 for the Registrant (File No. 333-22375) filed on or about February 26, 1997.

/5/ Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

/6/ Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.

/7/ Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about November 3, 1997.

/8/ Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

/9/ Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

/10/ Incorporated by reference to Post-Effective Amendment No. 6 to the
     Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 14, 1999.

/11/ Incorporated by reference to Post-Effective Amendment No. 28 to the
     Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

/12/ Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

/13/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance
     Company for fiscal year ended December 31, 2003 filed on or about
     March 31, 2004.

/14/ Incorporated by reference to Post-Effective Amendment No. 13 to the
     Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 2, 2003.

/15/ Incorporated by reference to Post-Effective Amendment No. 39 to the
     Registration Statement of Form N-4 (File No. 2-72671) filed on or about April 27, 2004.

Item 25. Directors and Officers of Kemper Investors Life Insurance Company

     The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1400 American Lane, Schaumburg, Illinois 60196.

          Name                                  Office with KILICO
          ----                                  ------------------
Diane C. Davis................   President, Chief Executive Officer and Director
Matthew Kindsvogel............   Executive Vice President, Treasurer, Chief
                                 Financial Officer and Director
Debra P. Rezabek..............   Vice President, General Counsel and Corporate
                                 Secretary
David A. Levinson.............   Director
Kenneth E. Owens..............   Director
David A. Bowers...............   Director

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

     The response to this item is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 (File No. 002-72671) filed on or about April 27, 2004.


Item 27. Number of Contract Owners

     As of March 31, 2004, the Registrant had approximately 51,710 qualified and non-qualified Scudder Destinations Contract Owners.

     As of March 31, 2004, the Registrant had approximately 218 qualified and non-qualified Farmers Variable Annuity I Contract Owners.

Item 28. Indemnification

     To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a) Principal Underwriter

     Investors Brokerage Services, Inc., acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C, FKLA Variable Separate Account and FKLA Variable Annuity Separate Account.

Item 29.(b) Information Regarding Principal Underwriter, Investors Brokerage Services, Inc.

     The address of each officer and director of Investors Brokerage Services, Inc. is 1600 McConnor Parkway, Schaumburg, IL 60196-6801.

                                                 Position and Offices
          Name                                   with Underwriter
          ----                                   --------------------

     James L. Harlin........................   Chairman and Director
     Michael E. Scherrman...................   President and Director
     Jamie L. Riesterer.....................   Chief Financial Officer
     Thomas K. Walsh........................   Asst. Vice President and
                                               Chief Compliance Officer
     Kenneth N. Olson.......................   Director
     Jeffrey A. Worf........................   Secretary
     Frank J. Julian........................   Assistant Secretary

Item 29.(c)

          Not Applicable.

Item 30. Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1400 American Lane, Schaumburg, Illinois 60196 or by Federal Kemper Life Assurance Company at 2500 Westfield Drive, Elgin, Illinois 60123-7836.

Item 31. Management Services

          Not Applicable.

Item 32. Undertakings and Representations

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

     Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program

     KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the Individual and Group Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in the Texas Optional Retirement Program (the "Program") in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:

     1. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     2. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in any sales literature used in connection with the offer of Contracts to Program participants;

     3. Instruct salespeople who solicit Program participants to purchase Contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

     4. Obtain from each Program participant who purchases a Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

     KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the Individual and Group Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Council of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

     1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the prospectus, used in connection with IRC 403(b) Tax-Sheltered Annuity Programs;

     2. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of Contracts to 403(b) participants;

     3. Instruct salespeople who solicit participants to purchase Contracts specifically to bring the restrictions on redemption imposed by 403(b)(11) to the attention of potential participants; and

     4. Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC
          Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mercer Island and State of Washington on the 26th day of April, 2004.

                                        KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                        (Registrant)
                                        By: Kemper Investors Life Insurance
                                            Company


                                        BY: /s/ Diane C. Davis
                                            ------------------------------------
                                        Diane C. Davis, President and
                                        Chief Executive Officer


                                        KEMPER INVESTORS LIFE INSURANCE COMPANY
                                        (Depositor)


                                        BY: /s/ Diane C. Davis
                                            ------------------------------------
                                        Diane C. Davis, President and
                                        Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 26th day of April, 2004.

             Signature                          Title
             ---------                          -----


/s/  Diane C. Davis                     President, Chief Executive Officer
-------------------------------------   and Director
Diane C. Davis                          (Principal Executive Officer)


/s/  Matthew Kindsvogel                 Executive Vice President, Treasurer,
-------------------------------------   Chief Financial Officer and
Matthew Kindsvogel                      Director
                                        (Principal Financial Officer and
                                        Principal Accounting Officer)

/s/ David A. Bowers                     Director
-------------------------------------
David A. Bowers


/s/  David A. Levinson                  Director
-------------------------------------
David A. Levinson


/s/  Kenneth E. Owens                   Director
-------------------------------------
Kenneth E. Owens

                                  EXHIBIT INDEX

The following exhibits are filed herewith:

                                                            Sequentially
Exhibit                                                       Numbered
 Number                        Title                            Pages
-------                        -----                        ------------
10.       Consent of PricewaterhouseCoopers LLP, independent accountants